                                                     ---------------------------
                                                             OMB APPROVAL
                                                     ---------------------------
                                                     OMB Number: 3235-0570
                                                     Expires: September 30, 2007
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                                                     hours per response: 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-02699

                                 AIM Growth Series
               (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 12/31

Date of reporting period: 06/30/06

Item 1. Reports to Stockholders.

                                                           AIM BASIC VALUE FUND
                              Semiannual Report to Shareholders o June 30, 2006


                                 [COVER IMAGE]




[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                  --Registered Trademark--

AIM BASIC VALUE FUND SEEKS TO ACHIEVE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of June 30, 2006, and is based on total net assets.

ABOUT SHARE CLASSES                          o There is no guarantee that the             o A direct investment cannot be made in an
                                             investment techniques and risk analyses      index. Unless otherwise indicated, index
o Class B shares are not available as an     used by the Fund's portfolio managers will   results include reinvested dividends, and
investment for retirement plans maintained   produce the desired results.                 they do not reflect sales charges.
pursuant to Section 401 of the Internal                                                   Performance of an index of funds reflects
Revenue Code, including 401(k) plans,        o The Fund may invest in obligations         fund expenses; performance of a market
money purchase pension plans and profit      issued by agencies and instrumentalities     index does not.
sharing plans. Plans that had existing       of the U.S. Government that may vary in
accounts invested in Class B shares prior    the level of support they receive from the   OTHER INFORMATION
to September 30, 2003, will continue to be   U.S. Government. The U.S. Government may
allowed to make additional purchases.        choose not to provide financial support to   o The returns shown in the management's
                                             U.S. Government sponsored agencies or        discussion of Fund performance are based
o Class R shares are available only to       instrumentalities if it is not legally       on net asset values calculated for
certain retirement plans. Please see the     obligated to do so, in which case, if the    shareholder transactions. Generally
prospectus for more information.             issuer defaulted, the underlying fund        accepted accounting principles require
                                             holding securities of such issuer might      adjustments to be made to the net assets
PRINCIPAL RISKS OF INVESTING IN THE FUND     not be able to recover its investment from   of the Fund at period end for financial
                                             the U.S. Government.                         reporting purposes, and as such, the net
o Foreign securities have additional                                                      asset values for shareholder transactions
risks, including exchange rate changes,      ABOUT INDEXES USED IN THIS REPORT            and the returns based on those net asset
political and economic upheaval, the                                                      values may differ from the net asset
relative lack of information about these     o The unmanaged LIPPER LARGE-CAP VALUE       values and returns reported in the
companies, relatively low market liquidity   FUND INDEX represents an average of the      Financial Highlights.
and the potential lack of strict financial   performance of the 30 largest
and accounting controls and standards.       large-capitalization value funds tracked     o Industry classifications used in this
                                             by Lipper Inc., an independent mutual fund   report are generally according to the
o Prices of equity securities change in      performance monitor.                         Global Industry Classification Standard,
response to many factors including the                                                    which was developed by and is the
historical and prospective earnings of the   o The unmanaged RUSSELL 1000--Registered     exclusive property and a service mark of
issuer, the value of its assets, general     Trademark-- VALUE INDEX is a subset of       Morgan Stanley Capital International Inc.
economic conditions, interest rates,         the unmanaged RUSSELL 1000--Registered       and Standard & Poor's.
investor perceptions and market liquidity.   Trademark-- INDEX, which represents the
                                             performance of the stocks of large-          o Commonality measures the similarity of
o The Fund may invest in debt securities     capitalization companies; the Value subset   holdings between two portfolios using the
such as notes and bonds that carry           measures the performance of Russell 1000     lowest common common percentage method.
interest rate and credit risk.               companies with lower price/book ratios       This method compares each security's
                                             and lower forecasted growth values.          percentage of total net assets in both
o The Fund invests in "value" stocks which                                                portfolios and adds the lower percentages
can continue to be inexpensive for long      o The unmanaged STANDARD & POOR'S            of the two portfolios to determine
periods of time and may not ever realize     COMPOSITE INDEX OF 500 STOCKS (the S&P       commonality.
their full value.                            500--Registered Trademark-- Index) is an
                                             index of common stocks frequently used as    The Fund provides a complete list of its
o The Fund may use enhanced investment       a general measure of U.S. stock market       holdings four times in each fiscal year,
techniques such as leveraging and            performance.                                 at the quarter-ends. For the second and
derivatives. Leveraging entails special                                                   fourth quarters, the lists appear in the
risks such as magnifying changes in the      o The Fund is not managed to track the       Fund's semiannual and annual reports to
value of the portfolio's securities.         performance of any particular index,         shareholders. For the first and third
Derivatives are subject to counter party     including the indexes defined here, and      quarters, the Fund files the lists with
risk-the risk that the other party will      consequently, the performance of the Fund    the Securities and Exchange Commission
not complete the transaction with the        may deviate significantly from the           (SEC) on Form N-Q. The most recent list of
fund.                                        performance of the indexes.                  portfolio holdings is available at
                                                                                          AIMinvestments.com. From our home page,
                                                                                          click on Products & Performance, then
                                                                                          Mutual Funds, then Fund Overview. Select
                                                                                          your Fund from the drop-down menu and
                                                                                          click on Complete Quarterly Hold-

                                                                                          Continued on page 5
======================================================================================
                                                                                          ==========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.           FUND NASDAQ SYMBOLS
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
                                                                                          Class A Shares                    GTVLX
======================================================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE                                     Class B Shares                    GTVBX

                                                                                          Class C Shares                    GTVCX
AIMINVESTMENTS.COM
                                                                                          Class R Shares                    GTVRX

                                                                                          ==========================================

AIM BASIC VALUE FUND


                    DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF
                    FUNDS--Registered Trademark--:

                    We're pleased to provide you with this report, which
                    includes a discussion of how your Fund was managed during
     [GRAHAM        the period under review in this report, and what factors
      PHOTO]        affected its performance. That discussion begins on page 3.

                       It's been said nothing is certain but death and taxes. We
                    would venture to add that one other thing is certain:
                    Markets change--and change often--in the short term. The
                    first six months of 2006 were a perfect example. Domestic
 ROBERT H. GRAHAM   and global equity markets were generally strong during the early months of the period, but they became considerably more volatile and negative beginning in May. Inflation fears were the primary cause of this change in market sentiment:

                       o Amid signs of rising inflation, the U.S. Federal
                         Reserve Board continued to raise interest rates in response to inflation risks.

                       o The dollar remained weak, making imports more expensive
                         and thereby raising inflation.

                       o Oil prices remained at historically high levels,
                         threatening to reduce consumer spending--and possibly slowing the U.S. economy.

                       While we can't do anything about the ambiguity and
                    uncertainty surrounding death and taxes, we can suggest an
     [TAYLOR        alternative to reacting to fluctuating short-term market
      PHOTO]        conditions: Maintain a diversified portfolio. AIM
                    Investments--Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary
                    tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of
                    retail mutual funds, including domestic, global and
                    international equity funds, taxable and tax-exempt
  PHILIP TAYLOR     fixed-income funds, and a variety of allocation
                    portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                       We also believe in the value of a trusted financial
                    advisor who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                    OUR COMMITMENT TO YOU

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                       Information about investing, the markets and your Fund is
                    always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.



                    Sincerely,

                    /S/ ROBERT H. GRAHAM                   /S/ PHILIP TAYLOR
                    Robert H. Graham                       Philip Taylor
                    Vice Chair - AIM Funds                 President - AIM Funds
                    Chair, AIM Investments                 CEO, AIM Investments


August 10, 2006


                    AIM INVESTMENTS IS A REGISTERED SERVICE MARK OF A I M MANAGEMENT GROUP INC. A I M ADVISORS, INC. AND A I M CAPITAL MANAGEMENT, INC. ARE THE INVESTMENT ADVISORS. A I M DISTRIBUTORS, INC. IS THE DISTRIBUTOR FOR THE RETAIL FUNDS REPRESENTED BY AIM INVESTMENTS.

AIM BASIC VALUE FUND



                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

                       Looking ahead, your Board finds many reasons to be
                    positive about AIM's management and strategic direction.
   [CROCKETT        Most importantly, AIM management's investment management
     PHOTO]         discipline is paying off in terms of improved overall
                    performance. While work remains to be done, AIM's
                    complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its
BRUCE L. CROCKETT   highest since 2000. We are also pleased with AIM
                    management's efforts to seek more cost-effective ways of delivering superior service.

                       In addition, AIM is realizing the benefits of belonging
                    to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP manages more than $414 billion globally, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                       The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                       Your Board is very pleased with the overall direction and
                    progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                    Sincerely,

                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    August 10, 2006


                    *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (aiminvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of the advisory agreement information for your Fund is also included in this semiannual report on pages 7-8.

AIM BASIC VALUE FUND

MANAGEMENT'S DISCUSSION                                                                      Since our application of this strategy
OF FUND PERFORMANCE                                                                       is highly disciplined and relatively
========================================================================================  unique, it is important to understand the benefits and limitations of our process.
PERFORMANCE SUMMARY                                                                       First, the investment strategy is intended
                                             ===========================================  to preserve your capital while growing it
For the six months ended June 30, 2006,                                                   at above-market rates over the long term.
and excluding applicable sales charges,      FUND VS. INDEXES                             Second, we have little portfolio
AIM Basic Value Fund underperformed the                                                   commonality with popular benchmark indexes
S&P 500 Index, the Russell 1000 Value        CUMULATIVE TOTAL RETURNS, 12/31/05-6/30/06,  and most of our peers. And third, the
Index and the Lipper Large-Cap Value Fund    EXCLUDING APPLICABLE SALES CHARGES. IF       Fund's short-term relative performance
Index.                                       SALES CHARGES WERE INCLUDED, RETURNS WOULD   will differ from that of its indexes and
                                             BE LOWER.                                    have little information value simply
   The Fund's underperformance was                                                        because we don't own the exact same stocks
attributable to an unusual number of         Class A Shares                    0.97%      (low commonality).
relative underperforming investments. The
largest detractors from Fund performance     Class B Shares                    0.59       MARKET CONDITIONS AND YOUR FUND
were the result of negative short-term
sentiment or weak interim results that, in   Class C Shares                    0.59       Equity markets were mixed during the first
our opinion, have no impact on their                                                      half of 2006 amid continued investor
estimated intrinsic values. The Fund         Class R Shares                    0.85       concerns regarding rising interest rates
received below-market returns from                                                        and oil prices, and their potential
selected investments in the health care,     S&P 500 Index                                negative effects on economic growth,
information technology and consumer          (Broad Market Index)              2.71       inflation, consumer spending and corporate
discretionary sectors. Above-market                                                       profits. In general, telecommunication
contributors to performance came             Russell 1000 Value Index                     services and energy stocks performed
                                             (Style-Specific Index)            6.56       strongly for the period while information
                                                                                          technology and health care stocks were
                                             Lipper Large-Cap Value Fund Index            weak.
                                             (Peer Group Index)                4.46
                                                                                             The Fund's energy stocks were the
                                             SOURCE: LIPPER INC.                          largest contributors to Fund performance.
                                                                                          Higher energy prices and improved earnings
                                             ===========================================  prospects led to significant stock price increases in our three oil service
                                             from selected energy, industrials and        industry investments, WEATHERFORD,
                                             consumer discretionary holdings.             HALLIBURTON and TRANSOCEAN.

                                                Your Fund's long-term performance            Waste services company WASTE MANAGEMENT
                                             appears on page 5.                           and diversified entertainment company WALT
                                                                                          DISNEY were also among the biggest
========================================================================================  contributors to Fund performance during the period.
HOW WE INVEST                                that we believe have extensive empirical
                                             evidence:                                                                   (continued)
We seek to create wealth by maintaining a
long-term investment horizon and investing   o Companies have a measurable estimated
in companies that are selling at a           intrinsic value. Importantly, this
significant discount to their estimated      estimated fair value is independent of the
intrinsic value--a value that is based on    company's stock price.
the estimated future cash flows generated
by the business. The Fund's philosophy is    o Market prices are more volatile than
based on two elements                        business values, partly because investors
                                             regularly overreact to negative news.

=========================================    =========================================    =========================================

PORTFOLIO COMPOSITION                        TOP FIVE INDUSTRIES*                         TOP 10 EQUITY HOLDINGS*

By sector                                    1. Pharmaceuticals                   7.5%     1. Cardinal Health, Inc.            4.0%

              [PIE CHART]                    2. Other Diversified Financial                2. Tyco International Ltd.          3.8
                                                Services                          6.4
Industrials                         13.6%                                                  3. First Data Corp.                 3.7
                                             3. Industrial Conglomerates          6.3
Information Technology              11.9%                                                  4. JPMorgan Chase & Co.             3.6
                                             4. Oil & Gas Equipment & Services    5.6
Energy                               8.7%                                                  5. Transocean Inc.                  3.1
                                             5. Thrifts & Mortgage Finance        5.0
Consumer Staples                     6.2%                                                  6. Sanofi-Aventis (France)          3.1

Materials                            2.8%    TOTAL NET ASSETS             $5.6 BILLION     7. Fannie Mae                       3.0

Money Market Funds Plus                      TOTAL NUMBER OF HOLDINGS*              45     8. UnitedHealth Group Inc.          3.0
Other Assets Less Liabilities        1.9%
                                                                                           9. Halliburton Co.                  3.0
Financials                          21.8%
                                                                                          10. Omnicom Group Inc.               2.8
Health Care                         19.0%

Consumer Discretionary              14.1%

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

=========================================    =========================================    =========================================

AIM BASIC VALUE FUND

Continued robust U.S. economic expansion     unique valuation model allows us to          THE VIEWS AND OPINIONS EXPRESSED IN
led to strong pricing and volume trends      regularly estimate the intrinsic value of    MANAGEMENT'S DISCUSSION OF FUND
across virtually all of Waste Management's   each holding in the portfolio--and to        PERFORMANCE ARE THOSE OF A I M ADVISORS,
business lines. Customer service and cost    estimate the intrinsic value of the entire   INC. THESE VIEWS AND OPINIONS ARE SUBJECT
containment initiatives appear to be         Fund.                                        TO CHANGE AT ANY TIME BASED ON FACTORS
producing favorable results, and the                                                      SUCH AS MARKET AND ECONOMIC CONDITIONS.
company is pressing its competitive             At the close of the reporting period      THESE VIEWS AND OPINIONS MAY NOT BE RELIED
advantage by implementing new, industry      and in our opinion the difference between    UPON AS INVESTMENT ADVICE OR
leading pricing and fuel surcharge           the market price and the estimated           RECOMMENDATIONS, OR AS AN OFFER FOR A
programs.                                    intrinsic value of the portfolio was above   PARTICULAR SECURITY. THE INFORMATION IS
                                             our estimate of the Fund's historical        NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF
   The Fund's largest detractors from        average. Moreover, we believed our           ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR
performance were health care service         estimate of the Fund's intrinsic value       THE FUND. STATEMENTS OF FACT ARE FROM
company UNITEDHEALTH GROUP, enterprise       content was significantly greater than       SOURCES CONSIDERED RELIABLE, BUT A I M
software firm CA, advertising and            what we believe was available in the broad   ADVISORS, INC. MAKES NO REPRESENTATION OR
marketing conglomerate INTERPUBLIC GROUP,    market. While there is no assurance that     WARRANTY AS TO THEIR COMPLETENESS OR
personal computer company DELL and           market value will ever reflect our           ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE
pharmaceutical wholesaler CARDINAL HEALTH.   estimate of the portfolio's intrinsic        IS NO GUARANTEE OF FUTURE RESULTS, THESE
UnitedHealth's stock price declined during   value, as managers and shareholders we       INSIGHTS MAY HELP YOU UNDERSTAND OUR
the period as a result of investor's         believe this provides the best indication    INVESTMENT MANAGEMENT PHILOSOPHY.
general avoidance of health care stocks      that your Fund is positioned to
combined with issues concerning the          potentially achieve its objective of            See important Fund and index
company's employee stock option program.     long-term growth of capital.                 disclosures on the inside front cover.
Our long-term investment case for
UnitedHealth remains unchanged and we        IN CLOSING
increased our position in the stock during                                                                   BRET W. STANLEY,
the reporting period.                        As managers and shareholders, we know a                         Chartered Financial
                                             long-term investment horizon and                 [STANLEY       Analyst, senior
   CA's stock declined during the            attractive portfolio estimated intrinsic          PHOTO]        portfolio manager, is
reporting period as a result of investor     value content are critical to creating                          lead manager of AIM
concerns regarding high level management     wealth. But we understand maintaining a                         Basic Value Fund. He
turnover, a weaker than expected operating   long-term investment horizon is a                               joined AIM in 1998.
quarter and a stock options issue.           challenge. Empirical evidence reveals        Mr. Stanley earned a B.B.A. in finance
Nonetheless, our intrinsic value estimate    short-term behavior by both portfolio        from The University of Texas at Austin and
for CA remained unchanged.                   managers and fund shareholders can often     an M.S. in finance from the University of
                                             dilute investors' actual returns.            Houston.
   During the reporting period, we reduced
the Fund's exposure to the energy sector.       One recent study estimated the combined                      R. CANON COLEMAN II,
While we continued to believe this energy    effects of short-term activity and               [COLEMAN       Chartered Financial
cycle is based on sound fundamentals, we     expenses have caused investors to                 PHOTO]        Analyst, portfolio
believed equity valuations warranted less    underperform the broad market by 5% per                         manager, is manager of
exposure to the sector. In addition, we      year over a 20-year period. Over the past                       AIM Basic Value Fund.
sold the Fund's remaining shares in          25 years, the average holding period for a                      He joined AIM in 2000.
LEXMARK INTERNATIONAL, MASCO and PARKER      typical stock declined from more than        Mr. Coleman earned a B.S. and an M.S. in
HANNIFIN based on valuation and other        three years to less than 12 months.          accounting from the University of Florida.
portfolio considerations.                    Considering this market backdrop, your       He also earned an M.B.A. from the Wharton
                                             Fund is doing something different and old    School at the University of Pennsylvania.
   During the reporting period, we           fashioned--investing for the long term.
initiated new positions in Dell and          Our strategy of buying stocks that we                           MATTHEW W. SEINSHEIMER,
MICROSOFT. While Dell's and Microsoft's      consider to be undervalued and avoiding                         Chartered Financial
growth and business models are in the        the rest is based on common sense.               [SEINSHEIMER   Analyst, senior
early stages of a transition, we believed                                                        PHOTO]      portfolio manager, is
current market valuations did not reflect       We remain optimistic about AIM Basic                         manager of AIM Basic
the long-term potential positives of their   Value Fund's portfolio. As always, we are                       Value Fund. Mr.
dominant market positions and the            continually searching for opportunities to                      Seinsheimer joined
compelling economics of their businesses.    increase our estimate of the portfolio's     AIM in 1998. He earned a B.B.A. from
                                             intrinsic value. In the meantime, we thank   Southern Methodist University and an
PORTFOLIO ASSESSMENT                         you for your investment and for sharing      M.B.A. from The University of Texas at
                                             our long-term horizon.                       Austin.
We believe the single most important
indicator of the way AIM Basic Value Fund    FOR A PRESENTATION OF YOUR FUND'S                               MICHAEL J. SIMON,
is positioned for potential success is not   LONG-TERM PERFORMANCE, PLEASE SEE PAGE 5.                       Chartered Financial
our historical investment results or                                                            [SIMON       Analyst, senior
popular statistical measures, but the                                                           PHOTO]       portfolio manager, is
portfolio's estimated intrinsic value. Our                                                                   manager of AIM Basic
                                                                                                             Value Fund. He joined
                                                                                                             AIM in 2001.
                                                                                          Mr. Simon earned a B.B.A. in finance from
                                                                                          Texas Christian University and an M.B.A.
                                                                                          from the University of Chicago.

                                                                                          Assisted by the Basic Value Team

AIM BASIC VALUE FUND


YOUR FUND'S LONG-TERM PERFORMANCE

=========================================    =========================================

AVERAGE ANNUAL TOTAL RETURNS                 EXCLUDING APPLICABLE SALES CHARGES, THE
                                             FUND'S CLASS A SHARES BOAST ATTRACTIVE
As of 6/30/06, including applicable sales    LONG-TERM PERFORMANCE RELATIVE TO THE
charges                                      FUND'S PEER GROUP INDEX, THE LIPPER
                                             LARGE-CAP VALUE FUND INDEX. THE FUND'S
CLASS A SHARES                               CLASS A SHARES OUTPERFORMED THE INDEX FOR
Inception (10/18/95)               11.46%    THE PERIOD FROM THE DATE ON WHICH THE LEAD
10 Years                            9.76     PORTFOLIO MANAGER ASSUMED RESPONSIBILITY
 5 Years                            1.53     FOR THE FUND (SEPTEMBER 8, 1998) THROUGH
 1 Year                             0.93     JUNE 30, 2006. DURING THAT PERIOD, AT NET
                                             ASSET VALUE, THE FUND'S CLASS A SHARES'
CLASS B SHARES                               AVERAGE ANNUAL TOTAL RETURN WAS 10.84%,
Inception (10/18/95)               11.51%    WHILE THE INDEX'S AVERAGE ANNUAL TOTAL
10 Years                            9.81     RETURN WAS 5.70%.
 5 Years                            1.62
 1 Year                             1.01        FOR THE FIVE YEARS ENDED JUNE 30, 2006,
                                             THE FUND'S CLASS A SHARES' AVERAGE ANNUAL
CLASS C SHARES                               TOTAL RETURN AT NET ASSET VALUE (2.68%)
Inception (5/3/99)                  6.32%    WAS LOWER THAN THE AVERAGE ANNUAL TOTAL
 5 Years                            1.99     RETURN FOR THE LIPPER LARGE-CAP VALUE FUND
 1 Year                             4.98     INDEX (3.93%).

CLASS R SHARES                                  FOR THE ONE YEAR ENDED JUNE 30, 2006,
10 Years                           10.21%    THE FUND'S CLASS A SHARES UNDERPERFORMED
 5 Years                            2.50     THE FUND'S PEER GROUP INDEX. CLASS A
 1 Year                             6.56     SHARES, EXCLUDING APPLICABLE SALES
                                             CHARGES, RETURNED 6.80% WHILE THE INDEX
                                             RETURNED 10.46%.

                                             SOURCE: LIPPER INC.

=========================================    =========================================

CLASS R SHARES' INCEPTION DATE IS JUNE 3,    AIMINVESTMENTS.COM FOR THE MOST RECENT       TINGENT DEFERRED SALES CHARGE (CDSC) FOR
2002. RETURNS SINCE THAT DATE ARE            MONTH-END PERFORMANCE. PERFORMANCE FIGURES   THE PERIOD INVOLVED. THE CDSC ON CLASS B
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    REFLECT REINVESTED DISTRIBUTIONS, CHANGES    SHARES DECLINES FROM 5% BEGINNING AT THE
BLENDED RETURNS OF HISTORICAL CLASS R        IN NET ASSET VALUE AND THE EFFECT OF THE     TIME OF PURCHASE TO 0% AT THE BEGINNING OF
SHARE PERFORMANCE AND RESTATED CLASS A       MAXIMUM SALES CHARGE UNLESS OTHERWISE        THE SEVENTH YEAR. THE CDSC ON CLASS C
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      STATED. PERFORMANCE FIGURES DO NOT REFLECT   SHARES IS 1% FOR THE FIRST YEAR AFTER
THE INCEPTION DATE OF CLASS R SHARES) AT     DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY   PURCHASE. CLASS R SHARES DO NOT HAVE A
NET ASSET VALUE, ADJUSTED TO REFLECT THE     ON FUND DISTRIBUTIONS OR SALE OF FUND        FRONT-END SALES CHARGE; RETURNS SHOWN ARE
HIGHER RULE 12b-1 FEES APPLICABLE TO CLASS   SHARES. INVESTMENT RETURN AND PRINCIPAL      AT NET ASSET VALUE AND DO NOT REFLECT A
R SHARES. CLASS A SHARES' INCEPTION DATE     VALUE WILL VARY SO THAT YOU MAY HAVE A       0.75% CDSC THAT MAY BE IMPOSED ON A TOTAL
IS OCTOBER 18, 1995.                         GAIN OR LOSS WHEN YOU SELL SHARES.           REDEMPTION OF RETIREMENT PLAN ASSETS
                                                                                          WITHIN THE FIRST YEAR.
   THE PERFORMANCE DATA QUOTED REPRESENT        CLASS A SHARE PERFORMANCE REFLECTS THE
PAST PERFORMANCE AND CANNOT GUARANTEE        MAXIMUM 5.50% SALES CHARGE, AND CLASS B         THE PERFORMANCE OF THE FUND'S SHARE
COMPARABLE FUTURE RESULTS; CURRENT           AND CLASS C SHARE PERFORMANCE REFLECTS THE   CLASSES WILL DIFFER PRIMARILY DUE TO
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   APPLICABLE CON-                              DIFFERENT SALES CHARGE STRUCTURES AND
VISIT                                                                                     CLASS EXPENSES.


Continued from inside front cover

ings. Shareholders can also look up the      A description of the policies and            Web site. Go to AIMinvestments.com, access
Fund's Forms N-Q on the SEC Web site at      procedures that the Fund uses to determine   the About Us tab, click on Required
sec.gov. Copies of the Fund's Forms N-Q      how to vote proxies relating to portfolio    Notices and then click on Proxy Voting
may be reviewed and copied at the SEC        securities is available without charge,      Activity. Next, select the Fund from the
Public Reference Room at 100 F Street,       upon request, from our Client Services       drop-down menu. The information is also
N.E., Washington, D.C. 20549. You can        department at 800-959-4246 or on the AIM     available on the SEC Web site, sec.gov.
obtain information on the operation of the   Web site, AIMinvestments.com. On the home
Public Reference Room, including             page, scroll down and click on AIM Funds
information about duplicating fee charges,   Proxy Policy. The information is also
by calling 202-942-8090 or 800-732-0330,or   available on the SEC Web site, sec.gov.
by electronic request at the following
e-mail address: publicinfo@sec.gov. The      Information regarding how the Fund voted
SEC file numbers for the Fund are            proxies related to its portfolio
811-02699and 002-57526.                      securities during the 12 months ended
                                             June 30, 2006, is available at our

AIM BASIC VALUE FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to       THE HYPOTHETICAL ACCOUNT VALUES AND
                                             estimate the expenses that you paid over     EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder of the Fund, you incur      the period. Simply divide your account       ACTUAL ENDING ACCOUNT BALANCE OR EXPENSES
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      YOU PAID FOR THE PERIOD. YOU MAY USE THIS
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      INFORMATION TO COMPARE THE ONGOING COSTS
purchase payments; contingent deferred       then multiply the result by the number in    OF INVESTING IN THE FUND AND OTHER FUNDS.
sales charges on redemptions; and            the table under the heading entitled         TO DO SO, COMPARE THIS 5% HYPOTHETICAL
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to      EXAMPLE WITH THE 5% HYPOTHETICAL EXAMPLES
costs, including management fees;            estimate the expenses you paid on your       THAT APPEAR IN THE SHAREHOLDER REPORTS OF
distribution and/or service fees (12b-1);    account during this period.                  THE OTHER FUNDS.
and other Fund expenses. This example is
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR                        Please note that the expenses shown in
ongoing costs (in dollars) of investing in   COMPARISON PURPOSES                          the table are meant to highlight your
the Fund and to compare these costs with                                                  ongoing costs only and do not reflect any
ongoing costs of investing in other mutual   The table below also provides information    transactional costs, such as sales charges
funds. The example is based on an            about hypothetical account values and        (loads) on purchase payments, contingent
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    deferred sales charges on redemptions, and
beginning of the period and held for the     actual expense ratio and an assumed rate     redemption fees, if any. Therefore, the
entire period January 1, 2006, through       of return of 5% per year before expenses,    hypothetical information is useful in
June 30, 2006.                               which is not the Fund's actual return. The   comparing ongoing costs only, and will not
                                             Fund's actual cumulative total returns at    help you determine the relative total
ACTUAL EXPENSES                              net asset value after expenses for the six   costs of owning different funds. In
                                             months ended June 30, 2006, appear in the    addition, if these transactional costs
The table below provides information about   table "Fund vs. Indexes" on page 3.          were included, your costs would have been
actual account values and actual expenses.                                                higher.
You may use the information in this table,

====================================================================================================================================

                                                 ACTUAL                           HYPOTHETICAL
                                                                       (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING             ENDING            EXPENSES         ENDING             EXPENSES             ANNUALIZED
SHARE           ACCOUNT VALUE        ACCOUNT VALUE      PAID DURING     ACCOUNT VALUE        PAID DURING            EXPENSE
CLASS              (1/1/06)           (6/30/06)(1)        PERIOD(2)       (6/30/06)           PERIOD(2)              RATIO
  A               $1,000.00            $1,009.70           $5.78          $1,019.04            $5.81                 1.16%
  B                1,000.00             1,005.90            9.50           1,015.32             9.54                 1.91
  C                1,000.00             1,005.90            9.50           1,015.32             9.54                 1.91
  R                1,000.00             1,008.50            7.02           1,017.80             7.05                 1.41


(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June 30,
    2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2006, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================


                                   [ARROW             For More Information Visit
                                   BUTTON                AIMINVESTMENTS.COM
                                   IMAGE]

AIM BASIC VALUE FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Growth Series   o The nature and extent of the advisory      changes should be made to the Fund and
(the "Board") oversees the management of     services to be provided by AIM. The Board    that it was not necessary to change the
AIM Basic Value Fund (the "Fund") and, as    reviewed the services to be provided by      Fund's portfolio management team at this
required by law, determines annually         AIM under the Advisor Agreement. Based on    time. Although the independent written
whether to approve the continuance of the    such review, the Board concluded that the    evaluation of the Fund's Senior Officer
Fund's advisory agreement with A I M         range of services to be provided by AIM      (discussed below) only considered Fund
Advisors, Inc. ("AIM"). Based upon the       under the Advisory Agreement was             performance through the most recent
recommendation of the Investments            appropriate and that AIM currently is        calendar year, the Board also reviewed
Committee of the Board, at a meeting held    providing services in accordance with the    more recent Fund performance, which did
on June 27, 2006, the Board, including all   terms of the Advisory Agreement.             not change their conclusions.
of the independent trustees, approved the
continuance of the advisory agreement (the   o The quality of services to be provided     o Meetings with the Fund's portfolio
"Advisory Agreement") between the Fund and   by AIM. The Board reviewed the credentials   managers and investment personnel. With
AIM for another year, effective July 1,      and experience of the officers and           respect to the Fund, the Board is meeting
2006.                                        employees of AIM who will provide            periodically with such Fund's portfolio
                                             investment advisory services to the Fund.    managers and/or other investment personnel
   The Board considered the factors          In reviewing the qualifications of AIM to    and believes that such individuals are
discussed below in evaluating the fairness   provide investment advisory services, the    competent and able to continue to carry
and reasonableness of the Advisory           Board considered such issues as AIM's        out their responsibilities under the
Agreement at the meeting on June 27, 2006    portfolio and product review process,        Advisory Agreement.
and as part of the Board's ongoing           various back office support functions
oversight of the Fund. In their              provided by AIM and AIM's equity and fixed   o Overall performance of AIM. The Board
deliberations, the Board and the             income trading operations. Based on the      considered the overall performance of AIM
independent trustees did not identify any    review of these and other factors, the       in providing investment advisory and
particular factor that was controlling,      Board concluded that the quality of          portfolio administrative services to the
and each trustee attributed different        services to be provided by AIM was           Fund and concluded that such performance
weights to the various factors.              appropriate and that AIM currently is        was satisfactory.
                                             providing satisfactory services in
   One responsibility of the independent     accordance with the terms of the Advisory    o Fees relative to those of clients of AIM
Senior Officer of the Fund is to manage      Agreement.                                   with comparable investment strategies. The
the process by which the Fund's proposed                                                  Board reviewed the effective advisory fee
management fees are negotiated to ensure     o The performance of the Fund relative to    rate (before waivers) for the Fund under
that they are negotiated in a manner which   comparable funds. The Board reviewed the     the Advisory Agreement. The Board noted
is at arms' length and reasonable. To that   performance of the Fund during the past      that this rate was (i) above the effective
end, the Senior Officer must either          one, three and five calendar years against   advisory fee rates (before waivers) for
supervise a competitive bidding process or   the performance of funds advised by other    two mutual funds advised by AIM with
prepare an independent written evaluation.   advisors with investment strategies          investment strategies comparable to those
The Senior Officer has recommended an        comparable to those of the Fund. The Board   of the Fund; (ii) below the effective
independent written evaluation in lieu of    noted that the Fund's performance in such    advisory fee rate (before waivers) for a
a competitive bidding process and, upon      periods was at or above the median           variable insurance fund advised by AIM and
the direction of the Board, has prepared     performance of such comparable funds.        offered to insurance company separate
such an independent written evaluation.      Based on this review and after taking        accounts with investment strategies
Such written evaluation also considered      account of all of the other factors that     comparable to those of the Fund; (iii)
certain of the factors discussed below. In   the Board considered in determining          above the effective sub-advisory fee rate
addition, as discussed below, the Senior     whether to continue the Advisory Agreement   for an offshore fund advised and
Officer made a recommendation to the Board   for the Fund, the Board concluded that no    sub-advised by AIM affiliates with
in connection with such written              changes should be made to the Fund and       investment strategies comparable to those
evaluation.                                  that it was not necessary to change the      of the Fund, although the total advisory
                                             Fund's portfolio management team at this     fees for such offshore fund were above
   The discussion below serves as a          time. Although the independent written       those for the Fund; (iv) above the
summary of the Senior Officer's              evaluation of the Fund's Senior Officer      effective sub-advisory fee rate for a
independent written evaluation and           (discussed below) only considered Fund       variable insurance fund sub-advised by an
recommendation to the Board in connection    performance through the most recent          AIM affiliate and offered to insurance
therewith, as well as a discussion of the    calendar year, the Board also reviewed       company separate accounts with investment
material factors and the conclusions with    more recent Fund performance, which did      strategies comparable to those of the
respect thereto that formed the basis for    not change their conclusions.                Fund, although the total advisory fees for
the Board's approval of the Advisory                                                      such variable insurance fund were above
Agreement. After consideration of all of     o The performance of the Fund relative to    those for the Fund; and (v) below the
the factors below and based on its           indices. The Board reviewed the              total advisory fee rates for three
informed business judgment, the Board        performance of the Fund during the past      separately managed accounts/wrap accounts
determined that the Advisory Agreement is    one, three and five calendar years against   managed by an AIM affiliate with
in the best interests of the Fund and its    the performance of the Lipper Large Cap      investment strategies comparable to those
shareholders and that the compensation to    Value Fund Index. The Board noted that the   of the Fund and above the total advisory
AIM under the Advisory Agreement is fair     Fund's performance was below the             fee rates for 39 separately managed
and reasonable and would have been           performance of such Index for the one year   accounts/wrap accounts managed by an AIM
obtained through arm's length                period, comparable to such Index for the     affiliate with investment strategies
negotiations.                                three year period, and above such Index      comparable to those of the Fund. The Board
                                             for the five year period. Based on this      noted that AIM has agreed to waive
   Unless otherwise stated, information      review and after taking account of all of    advisory fees of the Fund, as discussed
presented below is as of June 27, 2006 and   the other factors that the Board             below. Based on this review, the Board
does not reflect any changes that may have   considered in determining whether to         concluded that the advisory fee rate for
occurred since June 27, 2006, including      continue the Advisory Agreement for the      the Fund under the Advisory Agreement was
but not limited to changes to the Fund's     Fund, the Board concluded that no            fair and reasonable.
performance, advisory fees, expense
limitations and/or fee waivers.



                                                                     (continued)

AIM BASIC VALUE FUND

o Fees relative to those of comparable       higher net return, increased liquidity,      o Benefits of soft dollars to AIM. The
funds with other advisors. The Board         increased diversification or decreased       Board considered the benefits realized by
reviewed the advisory fee rate for the       transaction costs. The Board also found      AIM as a result of brokerage transactions
Fund under the Advisory Agreement. The       that the Fund will not receive reduced       executed through "soft dollar"
Board compared effective contractual         services if it invests its cash balances     arrangements. Under these arrangements,
advisory fee rates at a common asset level   in such money market funds. The Board        brokerage commissions paid by the Fund
at the end of the past calendar year and     noted that, to the extent the Fund invests   and/or other funds advised by AIM are used
noted that the Fund's rate was above the     uninvested cash in affiliated money market   to pay for research and execution
median rate of the funds advised by other    funds, AIM has voluntarily agreed to waive   services. This research may be used by AIM
advisors with investment strategies          a portion of the advisory fees it receives   in making investment decisions for the
comparable to those of the Fund that the     from the Fund attributable to such           Fund. The Board concluded that such
Board reviewed. The Board noted that AIM     investment. The Board further determined     arrangements were appropriate.
has agreed to waive advisory fees of the     that the proposed securities lending
Fund, as discussed below. Based on this      program and related procedures with          o AIM's financial soundness in light of
review, the Board concluded that the         respect to the lending Fund is in the best   the Fund's needs. The Board considered
advisory fee rate for the Fund under the     interests of the lending Fund and its        whether AIM is financially sound and has
Advisory Agreement was fair and              respective shareholders. The Board           the resources necessary to perform its
reasonable.                                  therefore concluded that the investment of   obligations under the Advisory Agreement,
                                             cash collateral received in connection       and concluded that AIM has the financial
o Expense limitations and fee waivers. The   with the securities lending program in the   resources necessary to fulfill its
Board noted that AIM has contractually       money market funds according to the          obligations under the Advisory Agreement.
agreed to waive advisory fees of the Fund    procedures is in the best interests of the
through December 31, 2009 to the extent      lending Fund and its respective              o Historical relationship between the Fund
necessary so that the advisory fees          shareholders.                                and AIM. In determining whether to
payable by the Fund do not exceed a                                                       continue the Advisory Agreement for the
specified maximum advisory fee rate, which   o Independent written evaluation and         Fund, the Board also considered the prior
maximum rate includes breakpoints and is     recommendations of the Fund's Senior         relationship between AIM and the Fund, as
based on net asset levels. The Board         Officer. The Board noted that, upon their    well as the Board's knowledge of AIM's
considered the contractual nature of this    direction, the Senior Officer of the Fund,   operations, and concluded that it was
fee waiver and noted that it remains in      who is independent of AIM and AIM's          beneficial to maintain the current
effect until December 31, 2009. The Board    affiliates, had prepared an independent      relationship, in part, because of such
considered the effect this fee waiver        written evaluation in order to assist the    knowledge. The Board also reviewed the
would have on the Fund's estimated           Board in determining the reasonableness of   general nature of the non-investment
expenses and concluded that the levels of    the proposed management fees of the AIM      advisory services currently performed by
fee waivers/expense limitations for the      Funds, including the Fund. The Board noted   AIM and its affiliates, such as
Fund were fair and reasonable.               that the Senior Officer's written            administrative, transfer agency and
                                             evaluation had been relied upon by the       distribution services, and the fees
o Breakpoints and economies of scale. The    Board in this regard in lieu of a            received by AIM and its affiliates for
Board reviewed the structure of the Fund's   competitive bidding process. In              performing such services. In addition to
advisory fee under the Advisory Agreement,   determining whether to continue the          reviewing such services, the trustees also
noting that it includes three breakpoints.   Advisory Agreement for the Fund, the Board   considered the organizational structure
The Board reviewed the level of the Fund's   considered the Senior Officer's written      employed by AIM and its affiliates to
advisory fees, and noted that such fees,     evaluation and the recommendation made by    provide those services. Based on the
as a percentage of the Fund's net assets,    the Senior Officer to the Board that the     review of these and other factors, the
have decreased as net assets increased       Board consider whether the advisory fee      Board concluded that AIM and its
because the Advisory Agreement includes      waivers for certain equity AIM Funds,        affiliates were qualified to continue to
breakpoints. The Board noted that AIM has    including the Fund, should be simplified.    provide non-investment advisory services
contractually agreed to waive advisory       The Board concluded that it would be         to the Fund, including administrative,
fees of the Fund through December 31, 2009   advisable to consider this issue and reach   transfer agency and distribution services,
to the extent necessary so that the          a decision prior to the expiration date of   and that AIM and its affiliates currently
advisory fees payable by the Fund do not     such advisory fee waivers.                   are providing satisfactory non-investment
exceed a specified maximum advisory fee                                                   advisory services.
rate, which maximum rate includes            o Profitability of AIM and its affiliates.
breakpoints and is based on net asset        The Board reviewed information concerning    o Other factors and current trends. The
levels. The Board concluded that the         the profitability of AIM's (and its          Board considered the steps that AIM and
Fund's fee levels under the Advisory         affiliates') investment advisory and other   its affiliates have taken over the last
Agreement therefore reflect economies of     activities and its financial condition.      several years, and continue to take, in
scale and that it was not necessary to       The Board considered the overall             order to improve the quality and
change the advisory fee breakpoints in the   profitability of AIM, as well as the         efficiency of the services they provide to
Fund's advisory fee schedule.                profitability of AIM in connection with      the Funds in the areas of investment
                                             managing the Fund. The Board noted that      performance, product line diversification,
o Investments in affiliated money market     AIM's operations remain profitable,          distribution, fund operations, shareholder
funds. The Board also took into account      although increased expenses in recent        services and compliance. The Board
the fact that uninvested cash and cash       years have reduced AIM's profitability.      concluded that these steps taken by AIM
collateral from securities lending           Based on the review of the profitability     have improved, and are likely to continue
arrangements, if any (collectively, "cash    of AIM's and its affiliates' investment      to improve, the quality and efficiency of
balances") of the Fund may be invested in    advisory and other activities and its        the services AIM and its affiliates
money market funds advised by AIM pursuant   financial condition, the Board concluded     provide to the Fund in each of these
to the terms of an SEC exemptive order.      that the compensation to be paid by the      areas, and support the Board's approval of
The Board found that the Fund may realize    Fund to AIM under its Advisory Agreement     the continuance of the Advisory Agreement
certain benefits upon investing cash         was not excessive.                           for the Fund.
balances in AIM advised money market
funds, including a

SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/06

AIM BASIC VALUE FUND

INSTITUTIONAL CLASS SHARES                   ========================================          PLEASE NOTE THAT PAST PERFORMANCE
                                             AVERAGE ANNUAL TOTAL RETURNS                 IS NOT INDICATIVE OF FUTURE RESULTS.
The following information has been           For periods ended 6/30/06                    MORE RECENT RETURNS MAY BE MORE OR LESS
prepared to provide Institutional Class                                                   THAN THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     Inception (3/15/02)            4.20%         REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings.                    1 Year                       7.25          INVESTMENT RETURN AND PRINCIPAL VALUE
Institutional Class shares are offered         6 Months*                    1.17          WILL FLUCTUATE SO YOUR SHARES, WHEN
exclusively to institutional investors,                                                   REDEEMED, MAY BE WORTH MORE OR LESS THAN
including defined contribution plans         *Cumulative total return that has not        THEIR ORIGINAL COST. SEE FULL REPORT FOR
that meet certain criteria.                  been annualized                              INFORMATION ON COMPARATIVE BENCHMARKS.
                                             ========================================     PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                                                                          MORE INFORMATION. FOR THE MOST CURRENT
                                                  INSTITUTIONAL CLASS SHARES HAVE NO      MONTH-END PERFORMANCE, PLEASE CALL
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS      800-451-4246 OR VISIT
                                             AT NET ASSET VALUE (NAV). PERFORMANCE OF     AIMINVESTMENTS.COM.
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES
                                             PRIMARILY DUE TO DIFFERING SALES CHARGES
                                             AND CLASS EXPENSES.















=======================================
NASDAQ SYMBOL                  GTVVX
=======================================

                                                                                       Over for information on your Fund's expenses.

=====================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=====================================================================================

                      FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


AIMinvestments.com    BVA-INS-2    A I M Distributors, Inc.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      divide your account value by $1,000 (for          THE HYPOTHETICAL ACCOUNT VALUES AND
                                             example, an $8,600 account value divided     EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder of the Fund, you incur      by $1,000 = 8.6), then multiply the          ACTUAL ENDING ACCOUNT BALANCE OR
ongoing costs, including management fees     result by the number in the table under      EXPENSES YOU PAID FOR THE PERIOD. YOU
and other Fund expenses. This example is     the heading entitled "Actual Expenses        MAY USE THIS INFORMATION TO COMPARE THE
intended to help you understand your         Paid During Period" to estimate the          ONGOING COSTS OF INVESTING IN THE FUND
ongoing costs (in dollars) of investing      expenses you paid on your account during     AND OTHER FUNDS. TO DO SO, COMPARE THIS
in the Fund and to compare these costs       this period.                                 5% HYPOTHETICAL EXAMPLE WITH THE 5%
with ongoing costs of investing in other                                                  HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
mutual funds. The example is based on an     HYPOTHETICAL EXAMPLE FOR                     SHAREHOLDER REPORTS OF THE OTHER FUNDS.
investment of $1,000 invested at the         COMPARISON PURPOSES
beginning of the period and held for the                                                       Please note that the expenses shown
entire period January 1, 2006, through       The table below also provides                in the table are meant to highlight your
June 30, 2006.                               information about hypothetical account       ongoing costs only. Therefore, the
                                             values and hypothetical expenses based       hypothetical information is useful in
ACTUAL EXPENSES                              on the Fund's actual expense ratio and       comparing ongoing costs only, and will
                                             an assumed rate of return of 5% per year     not help you determine the relative
The table below provides information         before expenses, which is not the Fund's     total costs of owning different funds.
about actual account values and actual       actual return. The Fund's actual
expenses. You may use the information in     cumulative total return after expenses
this table, together with the amount you     for the six months ended June 30, 2006,
invested, to estimate the expenses that      appears in the table on the front of
you paid over the period. Simply             this supplement.

====================================================================================================================================

                                                    ACTUAL                            HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING          ENDING               EXPENSES         ENDING             EXPENSES         ANNUALIZED
   SHARE             ACCOUNT VALUE     ACCOUNT VALUE          PAID DURING    ACCOUNT VALUE        PAID DURING        EXPENSE
   CLASS                (1/1/06)        (6/30/06)(1)           PERIOD(2)       (6/30/06)           PERIOD(2)          RATIO
Institutional          $1,000.00         $1,011.70               $3.74         $1,021.08            $3.76             0.75%


(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June
     30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended June 30, 2006, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
====================================================================================================================================

AIMinvestments.com    BVA-INS-2    A I M Distributors, Inc.

AIM BASIC VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)


                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.06%

ADVERTISING-4.92%

Interpublic Group of Cos., Inc. (The)(a)(b)     13,929,405   $  116,310,532
---------------------------------------------------------------------------
Omnicom Group Inc.(a)                            1,798,208      160,202,350
===========================================================================
                                                                276,512,882
===========================================================================

APPAREL RETAIL-2.00%

Gap, Inc. (The)                                  6,454,000      112,299,600
===========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.82%

Bank of New York Co., Inc. (The)                 3,170,960      102,104,912
===========================================================================

BREWERS-2.19%

Molson Coors Brewing Co.-Class B(a)              1,814,040      123,137,035
===========================================================================

BUILDING PRODUCTS-2.66%

American Standard Cos. Inc.(a)                   3,457,000      149,584,390
===========================================================================

COMPUTER HARDWARE-1.72%

Dell Inc.(a)(b)                                  3,964,852       96,782,037
===========================================================================

CONSTRUCTION MATERIALS-2.83%

Cemex S.A. de C.V.-ADR (Mexico)(b)               2,793,346      159,136,922
===========================================================================

CONSUMER ELECTRONICS-1.42%

Koninklijke (Royal) Philips Electronics N.V.-
  New York Shares (Netherlands)                  2,563,098       79,814,872
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-4.73%

Ceridian Corp.(b)                                2,358,460       57,640,762
---------------------------------------------------------------------------
First Data Corp.                                 4,626,000      208,355,040
===========================================================================
                                                                265,995,802
===========================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-1.93%

Cendant Corp.                                    6,678,240      108,788,530
===========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-2.68%

Waste Management, Inc.                           4,197,167      150,594,352
===========================================================================

FOOD RETAIL-2.42%

Kroger Co. (The)(a)                              2,839,960       62,081,526
---------------------------------------------------------------------------
Safeway Inc.(a)                                  2,850,000       74,100,000
===========================================================================
                                                                136,181,526
===========================================================================

GENERAL MERCHANDISE STORES-2.08%

Target Corp.(a)                                  2,390,583      116,827,791
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------


HEALTH CARE DISTRIBUTORS-4.95%

Cardinal Health, Inc.                            3,458,762   $  222,502,160
---------------------------------------------------------------------------
McKesson Corp.                                   1,180,651       55,821,179
===========================================================================
                                                                278,323,339
===========================================================================

HEALTH CARE FACILITIES-1.40%

HCA, Inc.(a)                                     1,818,381       78,463,140
===========================================================================

INDUSTRIAL CONGLOMERATES-6.28%

General Electric Co.(a)                          4,240,940      139,781,382
---------------------------------------------------------------------------
Tyco International Ltd.                          7,767,000      213,592,500
===========================================================================
                                                                353,373,882
===========================================================================

INSURANCE BROKERS-0.41%

Marsh & McLennan Cos., Inc.                        864,005       23,233,094
===========================================================================

INVESTMENT BANKING & BROKERAGE-4.50%

Merrill Lynch & Co., Inc.(a)                     1,811,473      126,006,062
---------------------------------------------------------------------------
Morgan Stanley                                   2,010,900      127,108,989
===========================================================================
                                                                253,115,051
===========================================================================

LIFE SCIENCES TOOLS & SERVICES-2.17%

Waters Corp.(a)(b)                               2,752,100      122,193,240
===========================================================================

MANAGED HEALTH CARE-2.99%

UnitedHealth Group Inc.                          3,754,559      168,129,152
===========================================================================

MOVIES & ENTERTAINMENT-2.40%

Walt Disney Co. (The)(a)                         4,495,852      134,875,560
===========================================================================

MULTI-LINE INSURANCE-1.51%

Genworth Financial Inc.-Class A(a)(b)            2,445,228       85,191,744
===========================================================================

OIL & GAS DRILLING-3.07%

Transocean Inc.(b)                               2,149,598      172,655,711
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-5.64%

Halliburton Co.(a)                               2,255,000      167,343,550
---------------------------------------------------------------------------
Weatherford International Ltd.(a)(b)             3,019,600      149,832,552
===========================================================================
                                                                317,176,102
===========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-6.36%

Citigroup Inc.                                   3,223,518      155,502,508
---------------------------------------------------------------------------
JPMorgan Chase & Co.(a)                          4,815,360      202,245,120
===========================================================================
                                                                357,747,628
===========================================================================

PACKAGED FOODS & MEATS-1.61%

Unilever N.V. (Netherlands)(c)                   3,995,052       90,532,808
===========================================================================

AIM BASIC VALUE FUND


                                                 SHARES          VALUE
---------------------------------------------------------------------------

PHARMACEUTICALS-7.50%

Pfizer Inc.                                      4,577,300   $  107,429,231
---------------------------------------------------------------------------
Sanofi-Aventis (France)(c)                       1,760,837      171,865,324
---------------------------------------------------------------------------
Wyeth(a)                                         3,214,124      142,739,247
===========================================================================
                                                                422,033,802
===========================================================================

PROPERTY & CASUALTY INSURANCE-2.15%

ACE Ltd.                                         2,387,378      120,777,453
===========================================================================

SEMICONDUCTOR EQUIPMENT-1.82%

Novellus Systems, Inc.(a)(b)                     4,154,084      102,605,875
===========================================================================

SPECIALIZED CONSUMER SERVICES-1.25%

H&R Block, Inc.(a)                               2,949,750       70,381,035
===========================================================================

SYSTEMS SOFTWARE-3.65%

CA Inc.(a)                                       6,341,047      130,308,516
---------------------------------------------------------------------------
Microsoft Corp.                                  3,229,152       75,239,241
===========================================================================
                                                                205,547,757
===========================================================================

THRIFTS & MORTGAGE FINANCE-5.00%

Fannie Mae                                       3,498,000      168,253,800
---------------------------------------------------------------------------
MGIC Investment Corp.(a)                           867,100       56,361,500
---------------------------------------------------------------------------
Radian Group Inc.                                  915,502       56,559,714
===========================================================================
                                                                281,175,014
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $4,271,665,979)                         5,515,292,038
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------


MONEY MARKET FUNDS-2.56%

Liquid Assets Portfolio-Institutional
  Class(d)                                      71,845,919   $   71,845,919
---------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)        71,845,919       71,845,919
---------------------------------------------------------------------------
    Total Money Market Funds (Cost
      $143,691,838)                                             143,691,838
===========================================================================
Total Investments (excluding investments
  purchased with cash collateral from
  securities loaned)-100.62% (Cost
  $4,415,357,817)                                             5,658,983,876
===========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-14.04%

Liquid Assets Portfolio-Institutional
  Class(d)(e)                                  394,844,391      394,844,391
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(d)(e)                                  394,844,392      394,844,392
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $789,688,783)                                       789,688,783
===========================================================================
TOTAL INVESTMENTS--114.66% (Cost
  $5,205,046,600)                                             6,448,672,659
===========================================================================
OTHER ASSETS LESS LIABILITIES-(14.66)%                         (824,377,753)
===========================================================================
NET ASSETS-100.00%                                           $5,624,294,906
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) All or a portion of this security was out on loan at June 30, 2006.
(b) Non-income producing security.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2006 was $262,398,132, which represented 4.67% of the Fund's Net Assets. See Note 1A.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM BASIC VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $4,271,665,979)*  $5,515,292,038
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $933,380,621)                            933,380,621
============================================================
     Total investments (cost $5,205,046,600)   6,448,672,659
============================================================
Foreign currencies, at value (cost
  $3,738,388)                                      3,781,414
============================================================
Receivables for:
  Investments sold                                 9,892,321
------------------------------------------------------------
  Fund shares sold                                 3,498,205
------------------------------------------------------------
  Dividends                                        5,143,202
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               149,808
------------------------------------------------------------
Other assets                                          96,206
============================================================
     Total assets                              6,471,233,815
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                           14,887,306
------------------------------------------------------------
  Fund shares reacquired                          35,727,841
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                450,530
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                      789,688,783
------------------------------------------------------------
Accrued distribution fees                          2,227,164
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             2,615
------------------------------------------------------------
Accrued transfer agent fees                        3,369,136
------------------------------------------------------------
Accrued operating expenses                           585,534
============================================================
     Total liabilities                           846,938,909
============================================================
Net assets applicable to shares outstanding   $5,624,294,906
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $4,200,484,087
------------------------------------------------------------
Undistributed net investment income                5,008,923
------------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign
  currencies                                     175,112,588
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies            1,243,689,308
============================================================
                                              $5,624,294,906
____________________________________________________________
============================================================


NET ASSETS:

Class A                                       $3,325,925,139
____________________________________________________________
============================================================
Class B                                       $1,483,741,482
____________________________________________________________
============================================================
Class C                                       $  515,159,058
____________________________________________________________
============================================================
Class R                                       $   35,391,106
____________________________________________________________
============================================================
Institutional Class                           $  264,078,121
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           96,262,953
____________________________________________________________
============================================================
Class B                                           45,964,868
____________________________________________________________
============================================================
Class C                                           15,961,632
____________________________________________________________
============================================================
Class R                                            1,032,120
____________________________________________________________
============================================================
Institutional Class                                7,468,294
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        34.55
------------------------------------------------------------
  Offering price per share
     (Net asset value of $34.55 divided by
       94.50%)                                $        36.56
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                    $        32.28
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                    $        32.27
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
     share                                    $        34.29
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                    $        35.36
____________________________________________________________
============================================================

(*) At June 30, 2006, securities with an aggregate value of $774,196,314 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM BASIC VALUE FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $1,092,931)      $  45,728,179
---------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $405,000, after compensation
  to counterparties of $12,522,902)                               2,880,067
===========================================================================
     Total investment income                                     48,608,246
===========================================================================


EXPENSES:

Advisory fees                                                    19,876,528
---------------------------------------------------------------------------
Administrative services fees                                        333,007
---------------------------------------------------------------------------
Custodian fees                                                      331,501
---------------------------------------------------------------------------
Distribution fees:
  Class A                                                         4,454,333
---------------------------------------------------------------------------
  Class B                                                         8,072,570
---------------------------------------------------------------------------
  Class C                                                         2,752,725
---------------------------------------------------------------------------
  Class R                                                            85,748
---------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                              7,308,775
---------------------------------------------------------------------------
Transfer agent fees -- Institutional                                105,880
---------------------------------------------------------------------------
Trustees' and officer's fees and benefits                            93,019
---------------------------------------------------------------------------
Other                                                               762,470
===========================================================================
     Total expenses                                              44,176,556
===========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                   (1,790,039)
===========================================================================
     Net expenses                                                42,386,517
===========================================================================
Net investment income                                             6,221,729
===========================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities (includes net gains from securities
     sold to affiliates of $6,302,309)                          222,783,726
---------------------------------------------------------------------------
  Foreign currencies                                                202,236
===========================================================================
                                                                222,985,962
===========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (163,866,754)
---------------------------------------------------------------------------
  Foreign currencies                                                 67,488
===========================================================================
                                                               (163,799,266)
===========================================================================
Net gain from investment securities and foreign currencies       59,186,696
===========================================================================
Net increase in net assets resulting from operations          $  65,408,425
___________________________________________________________________________
===========================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM BASIC VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 and the year ended December 31, 2005 (Unaudited)

                                                                 JUNE 30,        DECEMBER 31,
                                                                   2006              2005
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $    6,221,729    $    (6,139,832)
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                   222,985,962        479,433,944
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (163,799,266)      (153,227,092)
===============================================================================================
    Net increase in net assets resulting from operations          65,408,425        320,067,020
===============================================================================================
Share transactions-net:
  Class A                                                       (401,589,544)    (1,003,534,111)
-----------------------------------------------------------------------------------------------
  Class B                                                       (213,779,761)      (379,705,063)
-----------------------------------------------------------------------------------------------
  Class C                                                        (56,090,374)      (140,312,562)
-----------------------------------------------------------------------------------------------
  Class R                                                          2,092,620          2,129,462
-----------------------------------------------------------------------------------------------
  Institutional Class                                             54,284,638         95,235,038
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (615,082,421)    (1,426,187,236)
===============================================================================================
    Net increase (decrease) in net assets                       (549,673,996)    (1,106,120,216)
===============================================================================================

NET ASSETS:

  Beginning of period                                          6,173,968,902      7,280,089,118
===============================================================================================
  End of period (including undistributed net investment
    income (loss) of $5,008,923 and $(1,212,806),
    respectively)                                             $5,624,294,906    $ 6,173,968,902
_______________________________________________________________________________________________
===============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM BASIC VALUE FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Basic Value Fund (the "Fund") is a series portfolio of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of

AIM BASIC VALUE FUND

     brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class.

       Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM BASIC VALUE FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $500 million                                            0.725%
--------------------------------------------------------------------
Next $500 million                                             0.70%
--------------------------------------------------------------------
Next $500 million                                             0.675%
--------------------------------------------------------------------
Over $1.5 billion                                             0.65%
 ___________________________________________________________________
====================================================================


    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.695%
--------------------------------------------------------------------
Next $250 million                                             0.67%
--------------------------------------------------------------------
Next $500 million                                             0.645%
--------------------------------------------------------------------
Next $1.5 billion                                             0.62%
--------------------------------------------------------------------
Next $2.5 billion                                             0.595%
--------------------------------------------------------------------
Next $2.5 billion                                             0.57%
--------------------------------------------------------------------
Next $2.5 billion                                             0.545%
--------------------------------------------------------------------
Over $10 billion                                              0.52%
 ___________________________________________________________________
====================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2006, AIM waived fees of $1,636,249.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $3,702.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended June 30, 2006, AIM was paid $333,007.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2006, the Fund paid AIS $7,308,775 for Class A, Class B, Class C and Class R share classes and $105,880 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2006, the Class A, Class B, Class C and Class R shares paid $4,454,333, $8,072,570, $2,752,725 and $85,748, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2006, ADI advised the Fund that it retained $215,995 in front-end sales commissions from the sale of Class A shares and $794, $320,832, $13,811 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM BASIC VALUE FUND

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      06/30/06         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 61,157,137      $444,473,006      $(433,784,224)        $   --        $ 71,845,919     $1,234,624      $   --
-----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class                    --        79,802,843         (7,956,924)            --          71,845,919         31,689          --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            61,157,137       402,370,265       (463,527,402)            --                  --      1,208,754          --
===================================================================================================================================
  Subtotal       $122,314,274      $926,646,114      $(905,268,550)        $   --        $143,691,838     $2,475,067      $   --
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      06/30/06        INCOME*      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $315,838,341     $  612,029,479    $  (533,023,429)       $   --        $394,844,391     $  202,036      $   --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class           315,838,342        608,482,284       (529,476,234)           --         394,844,392        202,964          --
===================================================================================================================================
  Subtotal       $631,676,683     $1,220,511,763    $(1,062,499,663)       $   --        $789,688,783     $  405,000      $   --
===================================================================================================================================
  Total          $753,990,957     $2,147,157,877    $(1,967,768,213)       $   --        $933,380,621     $2,880,067      $   --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2006, the Fund engaged in securities sales of $26,054,329, which resulted in net realized gains of $6,302,309 and securities purchases of $45,739,738.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $150,088.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

AIM BASIC VALUE FUND


    During the six months ended June 30, 2006, the Fund paid legal fees of $12,230 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At June 30, 2006, securities with an aggregate value of $774,196,314 were on loan to brokers. The loans were secured by cash collateral of $789,688,783 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2006, the Fund received dividends on cash collateral investments of $405,000 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2011                                                $37,253,587
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

AIM BASIC VALUE FUND

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2006 was $510,690,268 and $1,180,300,434, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities      $1,522,332,972
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (287,232,630)
==============================================================================
Net unrealized appreciation of investment securities            $1,235,100,342
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $5,213,572,317.

NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                               CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                    YEAR ENDED
                                                                     JUNE 30, 2006                  DECEMBER 31, 2005
                                                              ----------------------------    ------------------------------
                                                                SHARES          AMOUNT          SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       7,503,571    $ 265,136,815     19,736,493    $   640,341,766
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,189,119       39,307,554      3,815,704        116,352,653
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                         592,188       19,589,174      1,679,494         51,264,084
----------------------------------------------------------------------------------------------------------------------------
  Class R                                                         215,743        7,563,678        377,394         12,207,992
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           2,013,818       73,501,139      3,829,371        127,599,438
============================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       1,364,672       48,232,167      2,610,007         84,694,615
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,458,392)     (48,232,167)    (2,773,107)       (84,694,615)
============================================================================================================================
Reacquired:
  Class A                                                     (20,219,915)    (714,958,526)   (52,930,551)    (1,728,570,492)
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (6,203,051)    (204,855,148)   (13,460,214)      (411,363,101)
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,293,623)     (75,679,548)    (6,269,995)      (191,576,646)
----------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (155,601)      (5,471,058)      (311,357)       (10,078,530)
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (531,807)     (19,216,501)      (974,674)       (32,364,400)
============================================================================================================================
                                                              (17,983,278)   $(615,082,421)   (44,671,435)   $(1,426,187,236)
____________________________________________________________________________________________________________________________
============================================================================================================================

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, of the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

AIM BASIC VALUE FUND


NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 CLASS A
                                        -----------------------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED                                   YEAR ENDED DECEMBER 31,
                                         JUNE 30,         -----------------------------------------------------------------------
                                           2006              2005          2004          2003          2002              2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $   34.22         $    32.42    $    29.24    $    21.86    $    28.44        $    28.41
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               0.08               0.06         (0.03)        (0.06)        (0.04)(a)         (0.02)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)           0.25               1.74          3.21          7.44         (6.54)             0.06
=================================================================================================================================
    Total from investment operations         0.33               1.80          3.18          7.38         (6.58)             0.04
=================================================================================================================================
Less distributions:
  Dividends from net investment income         --                 --            --            --         (0.00)            (0.00)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                      --                 --            --            --         (0.00)            (0.01)
=================================================================================================================================
    Total distributions                        --                 --            --            --         (0.00)            (0.01)
=================================================================================================================================
Net asset value, end of period          $   34.55         $    34.22    $    32.42    $    29.24    $    21.86        $    28.44
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                              0.97%              5.55%        10.88%        33.76%       (23.14)%            0.16%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $3,325,925        $3,682,420    $4,480,701    $3,812,300    $2,534,964        $2,066,536
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                           1.16%(c)           1.19%         1.29%         1.34%         1.33%             1.30%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                           1.22%(c)           1.25%         1.31%         1.34%         1.33%             1.30%
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                      0.46%(c)           0.15%        (0.11)%       (0.28)%       (0.17)%           (0.05)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                      9%                12%           15%           20%           30%               20%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $3,592,997,560.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM BASIC VALUE FUND

                                                                                 CLASS B
                                         ----------------------------------------------------------------------------------------
                                         SIX MONTHS
                                           ENDED                                  YEAR ENDED DECEMBER 31,
                                          JUNE 30,        -----------------------------------------------------------------------
                                            2006             2005          2004          2003          2002              2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $   32.09        $    30.62    $    27.80    $    20.91    $    27.38        $    27.54
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.05)            (0.19)        (0.23)        (0.21)        (0.20)(a)         (0.19)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)            0.24              1.66          3.05          7.10         (6.27)             0.04
=================================================================================================================================
    Total from investment operations          0.19              1.47          2.82          6.89         (6.47)            (0.15)
=================================================================================================================================
Less distributions from net realized
  gains                                         --                --            --            --         (0.00)            (0.01)
=================================================================================================================================
Net asset value, end of period           $   32.28        $    32.09    $    30.62    $    27.80    $    20.91        $    27.38
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                               0.59%             4.80%        10.14%        32.95%       (23.63)%           (0.53)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $1,483,741       $1,682,608    $1,985,690    $1,946,590    $1,498,499        $1,538,292
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                            1.91%(c)          1.89%         1.94%         1.99%         1.98%             1.95%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                            1.97%(c)          1.95%         1.96%         1.99%         1.98%             1.95%
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                      (0.29)%(c)        (0.55)%       (0.76)%       (0.93)%       (0.82)%           (0.70)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                       9%               12%           15%           20%           30%               20%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,627,893,972.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                         CLASS C
                                                        ----------------------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED                          YEAR ENDED DECEMBER 31,
                                                         JUNE 30,     --------------------------------------------------------
                                                           2006         2005        2004        2003        2002        2001
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  32.08     $  30.61    $  27.79    $  20.91    $  27.38    $  27.54
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                              (0.05)       (0.19)      (0.23)      (0.21)      (0.20)(a)    (0.19)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              0.24         1.66        3.05        7.09       (6.27)       0.04
==============================================================================================================================
    Total from investment operations                         0.19         1.47        2.82        6.88       (6.47)      (0.15)
==============================================================================================================================
Less distributions from net realized gains                     --           --          --          --       (0.00)      (0.01)
==============================================================================================================================
Net asset value, end of period                           $  32.27     $  32.08    $  30.61    $  27.79    $  20.91    $  27.38
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                              0.59%        4.80%      10.15%      32.90%     (23.63)%     (0.53)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $515,159     $566,685    $681,234    $667,412    $518,575    $566,627
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements             1.91%(c)     1.89%       1.94%       1.99%       1.98%       1.95%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements          1.97%(c)     1.95%       1.96%       1.99%       1.98%       1.95%
==============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                    (0.29)%(c)   (0.55)%     (0.76)%     (0.93)%     (0.82)%     (0.70)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(d)                                      9%          12%         15%         20%         30%         20%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $555,107,634.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM BASIC VALUE FUND

                                                                                          CLASS R
                                                              ---------------------------------------------------------------
                                                                                                                JUNE 3, 2002
                                                              SIX MONTHS                                         (DATE SALES
                                                                ENDED             YEAR ENDED DECEMBER 31,       COMMENCED) TO
                                                               JUNE 30,        -----------------------------    DECEMBER 31,
                                                                 2006           2005       2004       2003          2002
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 34.00         $ 32.28    $ 29.16    $ 21.84       $27.54
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.04           (0.02)     (0.06)     (0.06)       (0.05)(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.25            1.74       3.18       7.38        (5.65)
=============================================================================================================================
    Total from investment operations                              0.29            1.72       3.12       7.32        (5.70)
=============================================================================================================================
Net asset value, end of period                                 $ 34.29         $ 34.00    $ 32.28    $ 29.16       $21.84
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                                   0.85%           5.33%     10.70%     33.52%      (20.70)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $35,391         $33,049    $29,245    $12,097       $1,421
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.41%(c)        1.39%      1.44%      1.49%        1.54%(d)
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.47%(c)        1.45%      1.46%      1.49%        1.54%(d)
=============================================================================================================================
Ratio of net investment income (loss) to average net assets       0.21%(c)       (0.05)%    (0.26)%    (0.43)%      (0.37)%(d)
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate(e)                                           9%             12%        15%        20%          30%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $34,583,302.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                     INSTITUTIONAL CLASS
                                                              -----------------------------------------------------------------
                                                                                                                 MARCH 15, 2002
                                                              SIX MONTHS                                          (DATE SALES
                                                                ENDED             YEAR ENDED DECEMBER 31,        COMMENCED) TO
                                                               JUNE 30,        ------------------------------     DECEMBER 31,
                                                                 2006            2005        2004       2003          2002
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  34.95        $  32.96    $  29.56    $21.95        $29.63
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.14            0.17        0.02      0.08          0.06(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.27            1.82        3.38      7.53         (7.74)
===============================================================================================================================
    Total from investment operations                               0.41            1.99        3.40      7.61         (7.68)
===============================================================================================================================
Net asset value, end of period                                 $  35.36        $  34.95    $  32.96    $29.56        $21.95
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                    1.17%           6.04%      11.50%    34.67%       (25.92)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $264,078        $209,208    $103,219    $2,123        $1,471
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.75%(c)        0.72%       0.71%     0.71%         0.81%(d)
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                0.81%(c)        0.78%       0.73%     0.71%         0.81%(d)
===============================================================================================================================
Ratio of net investment income to average net assets               0.87%(c)        0.62%       0.47%     0.35%         0.35%(d)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                                            9%             12%         15%       20%           30%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $240,571,654.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM BASIC VALUE FUND


NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM BASIC VALUE FUND

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM BASIC VALUE FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

   DOMESTIC EQUITY                                       SECTOR EQUITY                    AIM ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund           AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                              AIM Growth Allocation Fund
AIM Capital Development Fund                 AIM Financial Services Fund                  AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund                  AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund                  AIM Moderately Conservative
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund              Allocation Fund
AIM Dynamics Fund                            AIM Leisure Fund
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)                      DIVERSIFIED PORTFOLIOS
AIM Mid Cap Basic Value Fund                 AIM Technology Fund
AIM Mid Cap Core Equity Fund(1)              AIM Utilities Fund                           AIM Income Allocation Fund
AIM Opportunities I Fund                                                                  AIM International Allocation Fund
AIM Opportunities II Fund
AIM Opportunities III Fund                   FIXED INCOME
AIM S&P 500 Index Fund
AIM Select Equity Fund                       TAXABLE
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund                    AIM Enhanced Short Bond Fund
AIM Structured Core Fund                     AIM Floating Rate Fund
AIM Structured Growth Fund                   AIM High Yield Fund
AIM Structured Value Fund                    AIM Income Fund
AIM Summit Fund                              AIM Intermediate Government Fund
AIM Trimark Endeavor Fund                    AIM International Bond Fund
AIM Trimark Small Companies Fund             AIM Limited Maturity Treasury Fund
                                             AIM Money Market Fund
*Domestic equity and income fund             AIM Short Term Bond Fund
                                             AIM Total Return Bond Fund
                                             Premier Portfolio
       INTERNATIONAL/GLOBAL EQUITY           Premier U.S. Government Money Portfolio

AIM Asia Pacific Growth Fund                 TAX-FREE
AIM China Fund
AIM Developing Markets Fund                  AIM High Income Municipal Fund(1)
AIM European Growth Fund                     AIM Municipal Bond Fund
AIM European Small Company Fund(1)           AIM Tax-Exempt Cash Fund
AIM Global Aggressive Growth Fund            AIM Tax-Free Intermediate Fund
AIM Global Equity Fund                       Premier Tax-Exempt Portfolio
AIM Global Growth Fund
AIM Global Value Fund
AIM Japan Fund                                     ================================================================================
AIM International Core Equity Fund                 CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
AIM International Growth Fund                      FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
AIM International Small Company Fund(1)            FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
AIM Trimark Fund                                   ================================================================================

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

   If used after October 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $414 billion in assets under management. Data as of June 30, 2006.

AIMinvestments.com                 BVA-SAR-1            A I M Distributors, Inc.

                      [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
========================================================================
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash                        [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management                      --Registered Trademark--
                               Plans    Accounts
========================================================================

                                                AIM CONSERVATIVE ALLOCATION FUND
                               Semiannual Report to Shareholders o June 30, 2006



                                  [COVER IMAGE]



[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIM CONSERVATIVE ALLOCATION FUND SEEKS TOTAL RETURN CONSISTENT WITH A LOWER LEVEL OF RISK RELATIVE TO THE BROAD STOCK MARKET.

o Unless otherwise stated, information presented in this report is as of June 30, 2006, and is based on total net assets.

ABOUT SHARE CLASSES                          their investment objectives or policies      those directly involving the companies
                                             without the approval of the Fund. If         whose securities are owned by the
o Class B shares are not available as an     that were to occur, the Fund might be        underlying funds; general economic and
investment for retirement plans              forced to withdraw its investments from      market conditions; regional or global
maintained pursuant to Section 401 of        the underlying funds at a time that is       economic instability; and currency and
the Internal Revenue Code, including         unfavorable to the funds.                    interest rate fluctuations.
401(k) plans, money purchase pension
plans and profit sharing plans, except       PRINCIPAL RISKS OF INVESTING IN THE          o Some of the underlying funds may
for plans that have existing accounts        UNDERLYING FUNDS                             invest in smaller companies which
invested in Class B shares.                                                               involve risks not associated with
                                             o Investing in a mutual fund that            investing in more established companies,
o Class R shares are available only to       invests in international securities          such as business risk, stock price
certain retirement plans. Please see the     presents certain risks not associated        fluctuations and illiquidity.
prospectus for more information.             with investing solely in the United
                                             States. These include risks relating to      o The underlying funds may use enhanced
PRINCIPAL RISKS OF INVESTING IN THE FUND     fluctuations in the value of the U.S.        investment techniques such as leveraging
                                             dollar relative to the values of other       and derivatives. Leveraging entails
o The Fund is a "fund of funds," which       currencies, the custody arrangements         special risks such as magnifying changes
means that it invests its assets in          made for the Fund's foreign holdings,        in the value of the portfolio's
other underlying mutual funds advised by     differences in accounting, political         securities. Derivatives are subject to
A I M Advisors, Inc.                         risks and the lesser degree of public        counter party risk-the risk that the
                                             information required to be provided by       other party will not complete the
o Investors will bear not just their         non-U.S. companies.                          transaction with the fund
share of the Fund's operational
expenses, but also, indirectly, the          o The underlying funds may invest in         o Certain of the underlying funds may
operating expenses of the underlying         securities issued or backed by the U.S.      engage in active and frequent trading of
funds.                                       government, its agencies or                  portfolio securities to achieve their
                                             instrumentalities. Such securities offer     investment objectives which may cause it
o The advisor may change the Fund's          a high degree of safety and, in the case     to incur increased costs, which can
asset class allocations, the underlying      of government securities, are guaranteed     lower the actual return of the
funds or the target weightings in the        as to timely payment of principal and        underlying fund. Active trading may also
underlying funds at its discretion.          interest if held to maturity. Fund           increase short term gains and losses,
                                             shares are not insured, and their value      which may affect the taxes that must be
o The advisor has the ability to select      and yield will vary with market              paid.
and substitute the underlying funds in       conditions.
which the Fund invests, and may be                                                        o The values of convertible securities
subject to potential conflicts of            o Investing in emerging markets involves     in which an underlying fund may invest
interest in selecting underlying funds       greater risk than investing in more          will be affected by market interest
because it may receive higher fees from      established markets. Risks for emerging      rates, the risk that the issuer may
certain underlying funds than others.        markets include, for instance, risks         default on interest or principal
However, as a fiduciary to the Fund, the     relating to the relatively smaller size      payments and the value of the underlying
advisor is required to act in the Fund's     and lesser liquidity of these markets,       common stock into which these securities
best interest when selecting the             high inflation rates, adverse political      may be converted.
underlying funds.                            developments and lack of timely
                                             information.                                 o The Underlying funds may invest in
o There is a risk that the advisor's                                                      high-coupon U.S. Government agency
evaluations and assumptions regarding        o Prices of equity securities change in      mortgage-backed securities. These provide
the Fund's broad asset classes or the        response to many factors including the       a higher coupon at the time of purchase
underlying funds in which the Fund           historical and prospective earnings of       than current prevailing market interest
invests may be incorrect based on actual     the issuer, the value of its assets,         rates. The funds may purchase such
market conditions. There can be no           general economic conditions, interest        securities at a premium. If these
assurance that the underlying funds will     rates, investor perceptions and market       securities experience a faster principal
achieve their investment objectives, and     liquidity.                                   prepayment rate than expected, both the
the performance of the underlying funds                                                   market value of and income from such
may be lower than that of the asset          o The prices of and the income generated     securities will decrease.
class they were selected to represent.       by securities held by the underlying
The underlying funds may change              funds may decline in response to certain
                                             events, including

================================================================================          ========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 FUND NASDAQ SYMBOLS
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Class A Shares                    ACNAX
================================================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE                                     Class B Shares                    ACNBX

AIMinvestments.com                                                                        Class C Shares                    ACNCX

                                                                                          Class R Shares                    ACNRX
                                                                                          ========================================

o If the seller of a repurchase              Treasury Bill Index.                         OTHER INFORMATION
agreement in which an underlying fund
invests defaults on its obligation or        o The unmanaged RUSSELL 3000--Registered     o The returns shown in management's
declares bankruptcy, the underlying fund     Trademark-- INDEX is an index of common      discussion of Fund performance are based
may experience delays in selling the         stocks that measures performance of the      on net asset values calculated for
securities underlying the repurchase         largest 3,000 U.S. companies based on        shareholder transactions. Generally
agreement.                                   market capitalization.                       accepted accounting principles require
                                                                                          adjustments to be made to the net assets
o The investment in an underlying money      o The unmanaged MSCI EUROPE, AUSTRALASIA     of the Fund at period end for financial
market fund is not a deposit in a bank       AND THE FAR EAST INDEX (the MSCI             reporting purposes, and as such, the net
and is not insured or guaranteed by the      EAFE--Registered Trademark--) is a group     asset values for shareholder
Federal Deposit Insurance Corporation or     of foreign securities tracked by Morgan      transactions and the returns based on
any other government agency. Although a      Stanley Capital International.               those net asset values may differ from
money market fund seeks to preserve the                                                   the net asset values and returns
value of an investment at $1.00 per          o The unmanaged LEHMAN BROTHERS U.S.         reported in the Financial Highlights.
share, it is possible to lose money by       AGGREGATE BOND INDEX, which represents
investing in the underlying money market     the U.S. investment-grade fixed-rate         The Fund provides a complete list of its
fund. Additionally, a money market           bond market (including government and        holdings four times in each fiscal year,
fund's yield will vary as the short-term     corporate securities, mortgage               at the quarter-ends. For the second and
securities in its portfolio mature and       pass-through securities and asset-backed     fourth quarters, the lists appear in the
the proceeds are reinvested in               securities), is compiled by Lehman           Fund's semiannual and annual reports to
securities with different interest           Brothers.                                    shareholders. For the first and third
rates.                                                                                    quarters, the Fund files the lists with
                                             o The unmanaged LEHMAN BROTHERS 1-3 YEAR     the Securities and Exchange Commission
o The underlying funds may invest a          GOVERNMENT/CREDIT BOND INDEX, which          (SEC) on Form N-Q. The most recent list
portion of their assets in debt              represents the performance of short-term     of portfolio holdings is available at
securities such as notes and bonds. The      government and investment-grade              AIMinvestments.com. From our home page,
values of debt securities and the income     corporate debt securities, is compiled       click on Products & Performance, then
generated by debt securities may be          by Lehman Brothers. Lehman Brothers is a     Mutual Funds, then Fund Overview. Select
affected by changing interest rates and      global investment bank.                      your Fund from the drop-down menu and
by changes in effective maturities and                                                    click on Complete Quarterly Holdings.
credit ratings of these securities.          o The 3-MONTH TREASURY BILL INDEX            Shareholders can also look up the Fund's
                                             represents the total return of the           Forms N-Q on the SEC Web site at
o Certain of the underlying funds may        3-Month Treasury Bill.                       sec.gov. Copies of the Fund's Forms N-Q
invest in mortgage and asset-backed                                                       may be reviewed and copied at the SEC
securities. These securities are subject     o The unmanaged LIPPER MIXED-ASSET           Public Reference Room at 100 F Street,
to prepayment or call risk, which is the     TARGET ALLOCATION CONSERVATIVE FUND          N.E., Washington, D.C. 20549. You can
risk that payments from the borrower may     INDEX is an equally weighted                 obtain information on the operation of
be received earlier or later than            representation of the 10 largest             the Public Reference Room, including
expected due to changes in the rate at       conservative funds that by portfolio         information about duplicating fee
which the underlying loans are prepaid.      practice maintain a mix of between           charges, by calling 202-942-8090 or
                                             20%-40% equity securities, with the          800-732-0330, or by electronic request
o Certain of the underlying funds may        remainder invested in bonds, cash and        at the following e-mail address:
participate in the initial public            cash equivalents. Lipper Inc. is an          publicinfo@sec.gov. The SEC file numbers
offering (IPO) market in some market         independent mutual fund performance          for the Fund are 811-02699 and
cycles. If the underlying funds have a       monitor.                                     002-57526.
smaller asset base, any investment an
underlying fund may make in IPOs may         o The unmanaged LIPPER INCOME FUND INDEX     A description of the policies and
significantly affect the fund's total        represents an average of the 30 largest      procedures that the Fund uses to
return.                                      income funds tracked by Lipper Inc., an      determine how to vote proxies relating
                                             independent mutual fund performance          to portfolio securities is available
ABOUT INDEXES USED IN THIS REPORT            monitor.                                     without charge, upon request, from our
                                                                                          Client Services department at
o The unmanaged STANDARD & POOR'S            o The Fund is not managed to track the       800-959-4246 or on the AIM Web site,
COMPOSITE INDEX OF 500 STOCKS (the S&P       performance of any particular index,         AIMinvestments.com. On the home page,
500--Registered Trademark-- Index) is        including the indexes defined here, and      scroll down and click on AIM Funds Proxy
an index of common stocks frequently         consequently, the performance of the         Policy. The information is also
used as a general measure of U.S. stock      Fund may deviate significantly from the      available on the SEC Web site, sec.gov.
market performance.                          performance of the indexes.
                                                                                          Information regarding how the Fund voted
o The CUSTOM CONSERVATIVE ALLOCATION         o A direct investment cannot be made in      proxies related to its portfolio
INDEX used in this report is composed of     an index. Unless otherwise indicated,        securities during the 12 months ended
22.5% Russell 3000 Index, 2.5% MSCI EAFE     index results include reinvested             June 30, 2006, is available at our Web
Index, 25% Lehman Brothers U. S.             dividends, and they do not reflect sales     site. Go to AIMinvestments.com, access
Aggregate Bond Index, 40% Lehman             charges. Performance of an index of          the About Us tab, click on Required
Brothers 1-3 Year Government/Credit          funds reflects fund expenses;                Notices and then click on Proxy Voting
Index, and 10% 3-Month                       performance of a market index does not.      Activity. Next, select the Fund from the
                                                                                          drop-down menu. The information is also
                                                                                          available on the SEC Web site, sec.gov.

AIM CONSERVATIVE ALLOCATION FUND


                   DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF
                   FUNDS--Registered Trademark--:

                   We're pleased to provide you with this report, which includes a discussion of how your Fund was managed during the period
     [GRAHAM       under review in this report, and what factors affected its
     PHOTO]        performance. That discussion begins on page 3.

                      It's been said nothing is certain but death and taxes. We
ROBERT H. GRAHAM   would venture to add that one other thing is certain: Markets change--and change often--in the short term. The first six months of 2006 were a perfect example. Domestic and global
     [TAYLOR       equity markets were generally strong during the early months
     PHOTO]        of the period, but they became considerably more volatile and negative beginning in May. Inflation fears were the primary cause of this change in market sentiment:
  PHILIP TAYLOR
                      o Amid signs of rising inflation, the U.S. Federal Reserve Board continued to raise interest rates in response to inflation risks.

                      o The dollar remained weak, making imports more expensive and thereby raising inflation.

                      o Oil prices remained at historically high levels, threatening to reduce consumer spending--and possibly slowing the U.S. economy.

                      While we can't do anything about the ambiguity and
                   uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments--Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                      We also believe in the value of a trusted financial
                   advisor who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                   OUR COMMITMENT TO YOU

                   In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                      Information about investing, the markets and your Fund is
                   always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                   Sincerely,


                   /s/ ROBERT H. GRAHAM                   /s/ PHILIP TAYLOR


                   Robert H. Graham                       Philip Taylor
                   Vice Chair -- AIM Funds                President -- AIM Funds
                   Chair, AIM Investments                 CEO, AIM Investments

                   August 10, 2006

                   AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM CONSERVATIVE ALLOCATION FUND


                   DEAR FELLOW AIM FUND SHAREHOLDERS:

                   At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with
                   A I M Advisors, Inc. (AIM) to make certain your interests are
    [CROCKETT      being served in terms of fees, performance and operations.
      PHOTO]
                      Looking ahead, your Board finds many reasons to be
                   positive about AIM's management and strategic direction. Most
BRUCE L. CROCKETT  importantly, AIM management's investment management discipline is paying off in terms of improved overall performance. While work remains to be done, AIM's complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000. We are also pleased with AIM management's efforts to seek more cost-effective ways of delivering superior service.

                      In addition, AIM is realizing the benefits of belonging to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP manages more than $414 billion globally, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                      The seven new AIM funds--which include Asian funds,
                   structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                      Your Board is very pleased with the overall direction and
                   progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                   Sincerely,

                   /s/ BRUCE L. CROCKETT


                   Bruce L. Crockett
                   Independent Chair
                   AIM Funds Board

                   August 10, 2006

                   * To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (aiminvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of the advisory agreement information for your Fund is also included in this semiannual report on pages 7-8.

AIM CONSERVATIVE ALLOCATION FUND


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                               volatility by limiting exposure to any
                                                                                          areas of the market that may be
=====================================================================================     underperforming.

PERFORMANCE SUMMARY                                                                          We establish target asset class
                                             ========================================     weightings and underlying fund
For the six months ended June 30, 2006,                                                   selections for the Fund and also monitor
the Fund produced positive performance       FUND VS. INDEXES                             the Fund on an ongoing basis. The
at net asset value.                                                                       underlying funds are actively managed by
                                             CUMULATIVE TOTAL RETURNS,                    their respective management teams based
   The Fund's emphasis on fixed income       12/31/05--6/30/06, EXCLUDING APPLICABLE      on individual fund objectives,
holdings (65% + 10% in cash equivalents)     SALES CHARGES. IF SALES CHARGES WERE         investment strategies and management
served as a support during much of the       INCLUDED, RETURNS WOULD BE LOWER.            techniques.
period, helping to stabilize results as
equity markets faced considerable            Class A Shares                      1.25%       While the weightings of various
volatility. In this environment, the                                                      underlying funds in the portfolio may
Fund underperformed the broad-based S&P      Class B Shares                      0.97     vary from their targets during the year
500 Index as well as the Custom                                                           due to market movements, we rebalance
Conservative Allocation Index, which         Class C Shares                      0.87     the portfolio annually to maintain its
approximates the performance of the                                                       target asset class allocations.
types of holdings owned by the Fund's        Class R Shares                      1.15
underlying funds. This underperformance                                                   MARKET CONDITIONS AND YOUR FUND
was mainly due to the relative               S&P 500 Index (Broad Market Index)  2.71
underperformance of the Fund's large-cap                                                  Domestic equity markets were mixed
equity holdings.                             Custom Conservative Allocation               during the first half of 2006 amid
                                             (Style-Specific Index)              1.48     continued investor concerns regarding
   Your Fund's long-term performance                                                      rising interest rates and oil prices,
appears on page 5 of this report.            Lipper Mixed-Asset Target Allocation         and their potential negative effects on
                                             Conservative Fund Index(1)                   economic growth, inflation, consumer
                                             (Peer Group Index)                  1.88     spending and corporate profits. In
                                                                                          general, telecommunication services and
                                             Lipper Income Fund Index                     energy stocks outperformed for the
                                             (Former Peer Group Index)           2.14     period while information technology and
                                                                                          health care trailed. Small-cap stocks
                                             SOURCE: LIPPER INC.                          posted particularly impressive returns
                                                                                          due to strong first-quarter performance
                                             (1) Lipper recently reclassified AIM         within the space. International equity
                                             Conservative Allocation Fund from the        markets also posted strong gains,
                                             Lipper Income Fund category to the           outperforming most domestic equity
                                             Lipper Mixed-Asset Target Allocation         markets during the period.
                                             Conservative Fund category.
                                                                                             Within the Fund's 25% equity
                                             ========================================     component, five of the six underlying
                                                                                          equity funds made positive contributions
=====================================================================================     to performance. AIM Trimark Endeavor
                                                                                          Fund, which focuses on
HOW WE INVEST                                three bond funds, which represent 65% of
                                             the portfolio, and six stock funds,
The Fund invests in nine underlying          which represent 25%. The portfolio also
funds diversified among asset classes        maintains a 10% allocation to cash
(stocks, bonds and cash), investment         equivalents.
styles (value, growth and blend/core),
regions (domestic and international) and     This broad diversification is designed
market capitalizations (mid and large).      to maximize the probability that during
These underlying funds include               any given period, the portfolio will be
                                             exposed to market areas that perform
                                             well, while minimizing

                                                                                                                        (continued)

====================================================================================================================================

PORTFOLIO COMPOSITION

ASSET CLASS                                  FUND                                             TARGET           % OF TOTAL NET ASSETS
                                                                                            ALLOCATION            AS OF 6/30/06
Large Cap Value                              AIM Large Cap Basic Value Fund
                                                                                                5.0%                    5.1%
Large Cap Growth                             AIM Large Cap Growth Fund
                                                                                                5.0                     5.1
Large Cap Blend                              AIM Charter Fund
                                                                                                5.0                     5.0
Mid Cap Blend                                AIM Trimark Endeavor Fund
                                                                                                5.0                     5.0
International/Global Blend                   AIM International Core Equity Fund
                                                                                                2.5                     2.6
Sector                                       AIM Multi-Sector Fund
                                                                                                2.5                     2.6
Intermediate Term Investment Grade           AIM Total Return Bond Fund
                                                                                               25.0                    24.9
Short Term Investment Grade                  AIM Limited Maturity Treasury Fund
                                                                                               15.0                    14.9
Short Term Investment Grade                  AIM Short Term Bond Fund
                                                                                               25.0                    24.8
Cash Equivalents Plus Other Assets
 Less Liabilities                                                                              10.0                    10.0

                                                                                          TOTAL NET ASSETS        $82.9 MILLION

The Fund purchases Institutional Class shares of the underlying funds. Institutional Class shares have no sales charge. The Fund's holdings are subject to change and there is no assurance that the Fund will continue to hold any particular fund.

====================================================================================================================================

AIM CONSERVATIVE ALLOCATION FUND

mid-cap stocks and considers each            IN CLOSING                                             GARY WENDLER is manager of
investment a long-term purchase of an                                                     [WENDLER  AIM Conservative Allocation
interest in a business, was the leading      AIM Conservative Allocation Fund is           PHOTO]   Fund. He began his career in the
contributor to Fund returns. AIM             intended for investors with relatively                 investment industry in 1986 and
International Core Equity Fund and AIM       low risk tolerance. The percentage of        joined AIM in 1995. Mr. Wendler earned a
Charter Fund made significant                the Fund's net assets invested in each       B.B.A in finance from Texas A&M
contributions to performance as well.        of the underlying funds was set at a         University.
AIM International Core Equity Fund's         specific target level at the Fund's
results were driven by heavy exposure to     inception to provide broad
European stocks, which led the               diversification across asset classes,
international markets during the period.     investment styles, regions and market
AIM Charter Fund benefited from its          capitalizations.
holdings in consumer staples and energy.
AIM Multi-Sector Fund and AIM Large Cap         We remain committed to these
Basic Value Fund also made positive          strategies, and as always, we thank you
contributions to overall performance for     for your continued investment in AIM
the period.                                  Conservative Allocation Fund.

   Alternatively, AIM Large Cap Growth       THE VIEWS AND OPINIONS EXPRESSED IN
Fund was a modest detractor from overall     MANAGEMENT'S DISCUSSION OF FUND
returns. This fund was hurt by its           PERFORMANCE ARE THOSE OF A I M ADVISORS,
holdings in health care, as this was one     INC. THESE VIEWS AND OPINIONS ARE
of the worst performing sectors during       SUBJECT TO CHANGE AT ANY TIME BASED ON
the period. AIM Large Cap Basic Value        FACTORS SUCH AS MARKET AND ECONOMIC
Fund received below market returns from      CONDITIONS. THESE VIEWS AND OPINIONS MAY
selected investments in the health care,     NOT BE RELIED UPON AS INVESTMENT ADVICE
information technology, and consumer         OR RECOMMENDATIONS, OR AS AN OFFER FOR A
discretionary sectors during the period.     PARTICULAR SECURITY. THE INFORMATION IS
                                             NOT A COMPLETE ANALYSIS OF EVERY ASPECT
   During the reporting period, the U.S.     OF ANY MARKET, COUNTRY, INDUSTRY,
Federal Reserve Board (the Fed)              SECURITY OR THE FUND. STATEMENTS OF FACT
continued its tightening policy, raising     ARE FROM SOURCES CONSIDERED RELIABLE,
the key federal funds target rate to         BUT A I M ADVISORS, INC. MAKES NO
5.25%. In this environment, most             REPRESENTATION OR WARRANTY AS TO THEIR
fixed-income markets were down slightly      COMPLETENESS OR ACCURACY. ALTHOUGH
for the six-month period, with the Lehman    HISTORICAL PERFORMANCE IS NO GUARANTEE
Brothers U.S. Aggregate Bond Index           OF FUTURE RESULTS, THESE INSIGHTS MAY
returning -0.72%. However, the high          HELP YOU UNDERSTAND OUR INVESTMENT
yield market posted gains during the         MANAGEMENT PHILOSOPHY.
reporting period. U.S. treasury
securities with two-year, five-year, and           See important Fund and index
10-year maturity dates moved up in            disclosures on the inside front cover.
tandem and were posting similar current
yields by the end of the period.

   The Fund's 25% allocation to AIM
Short Term Bond Fund made the largest
contribution to portfolio return. AIM
Limited Maturity Treasury Fund also
contributed positively to performance,
while AIM Total Return Bond Fund was a
modest detractor. The advantages of
diversification are seen in the Fund's
positive results for the period. The
Fund benefited from strong performance
in different areas of the equity
markets--including holdings that were
diversified across market capitalization
ranges, sectors and geographic regions.                                                             [RIGHT ARROW GRAPHIC]
The Fund's fixed-income holdings
provided a further boost and served as a                                                  FOR A PRESENTATION OF YOUR FUND'S
counterweight, helping to offset the                                                      LONG-TERM PERFORMANCE, PLEASE SEE
volatility of equity holdings.                                                            PAGE 5.

AIM CONSERVATIVE ALLOCATION FUND


YOUR FUND'S LONG-TERM PERFORMANCE
========================================
AVERAGE ANNUAL TOTAL RETURNS

As of 6/30/06, including applicable
sales charges

CLASS A SHARES
Inception (4/30/04)                 1.44%
  1 Year                           -2.01

CLASS B SHARES
Inception (4/30/04)                 2.04%
  1 Year                           -1.95

CLASS C SHARES
Inception (4/30/04)                 3.34%
  1 Year                            1.95

CLASS R SHARES
Inception (4/30/04)                 3.88%
  1 Year                            3.57

========================================

THE PERFORMANCE DATA QUOTED REPRESENT           CLASS A SHARE PERFORMANCE REFLECTS           THE PERFORMANCE OF THE FUND'S SHARE
PAST PERFORMANCE AND CANNOT GUARANTEE        THE MAXIMUM 5.50% SALES CHARGE, AND          CLASSES WILL DIFFER PRIMARILY DUE TO
COMPARABLE FUTURE RESULTS; CURRENT           CLASS B AND CLASS C SHARE PERFORMANCE        DIFFERENT SALES CHARGE STRUCTURES AND
PERFORMANCE MAY BE LOWER OR HIGHER.          REFLECTS THE APPLICABLE CONTINGENT           CLASS EXPENSES.
PLEASE VISIT AIMINVESTMENTS.COM FOR THE      DEFERRED SALES CHARGE (CDSC) FOR THE
MOST RECENT MONTH-END PERFORMANCE.           PERIOD INVOLVED. THE CDSC ON CLASS B            HAD THE ADVISOR NOT WAIVED FEES
PERFORMANCE FIGURES REFLECT REINVESTED       SHARES DECLINES FROM 5% BEGINNING AT THE     AND/OR REIMBURSED EXPENSES, PERFORMANCE
DISTRIBUTIONS, CHANGES IN NET ASSET          TIME OF PURCHASE TO 0% AT THE BEGINNING      WOULD HAVE BEEN LOWER.
VALUE AND THE EFFECT OF THE MAXIMUM          OF THE SEVENTH YEAR. THE CDSC ON CLASS C
SALES CHARGE UNLESS OTHERWISE STATED.        SHARES IS 1% FOR THE FIRST YEAR AFTER
PERFORMANCE FIGURES DO NOT REFLECT           PURCHASE. CLASS R SHARES DO NOT HAVE A
DEDUCTION OF TAXES A SHAREHOLDER WOULD       FRONT-END SALES CHARGE; RETURNS SHOWN ARE
PAY ON FUND DISTRIBUTIONS OR SALE OF         AT NET ASSET VALUE AND DO NOT REFLECT A
FUND SHARES. INVESTMENT RETURN AND           0.75% CDSC THAT MAY BE IMPOSED ON A
PRINCIPAL VALUE WILL FLUCTUATE SO THAT       TOTAL REDEMPTION OF RETIREMENT PLAN
YOU MAY HAVE A GAIN OR LOSS WHEN YOU         ASSETS WITHIN THE FIRST YEAR.
SELL SHARES.

AIM CONSERVATIVE ALLOCATION FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      are incurred directly by the underlying      cumulative total returns at net asset
                                             funds and are deducted from the value of     value after expenses for the six months
As a shareholder of the Fund, you incur      the funds your Fund invests in. The          ended June 30, 2006, appear in the table
two types of costs: (1) transaction          effect of the estimated underlying fund      "Fund vs. Indexes" on page 3.
costs, which may include sales charges       expenses that you bear indirectly are
(loads) on purchase payments; contingent     included in your Fund's total return.           THE HYPOTHETICAL ACCOUNT VALUES AND
deferred sales charges on redemptions;                                                    EXPENSES MAY NOT BE USED TO ESTIMATE THE
and redemption fees, if any; and (2)         ACTUAL EXPENSES                              ACTUAL ENDING ACCOUNT BALANCE OR
ongoing costs, including distribution                                                     EXPENSES YOU PAID FOR THE PERIOD. YOU
and/or service fees (12b-1); and other       The table below provides information         MAY USE THIS INFORMATION TO COMPARE THE
Fund expenses. This example is intended      about actual account values and actual       ONGOING COSTS OF INVESTING IN THE FUND
to help you understand your ongoing          expenses. You may use the information in     AND OTHER FUNDS. TO DO SO, COMPARE THIS
costs (in dollars) of investing in the       this table, together with the amount you     5% HYPOTHETICAL EXAMPLE WITH THE 5%
Fund and to compare these costs with         invested, to estimate the expenses that      HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
ongoing costs of investing in other          you paid over the period. Simply divide      SHAREHOLDER REPORTS OF THE OTHER FUNDS.
mutual funds. The example is based on an     your account value by $1,000 (for
investment of $1,000 invested at the         example, an $8,600 account value divided        Please note that the expenses shown
beginning of the period and held for the     by $1,000 = 8.6), then multiply the          in the table are meant to highlight your
entire period January 1, 2006, through       result by the number in the table under      ongoing costs only and do not reflect
June 30, 2006.                               the heading entitled "Actual Expenses        any transactional costs, such as sales
                                             Paid During Period" to estimate the          charges (loads) on purchase payments,
   In addition to the fees and expenses      expenses you paid on your account during     contingent deferred sales charges on
which the Fund bears directly, the Fund      this period.                                 redemptions, and redemption fees, if
indirectly bears a pro rata share of the                                                  any. Therefore, the hypothetical
fees and expenses of the underlying          HYPOTHETICAL EXAMPLE FOR COMPARISON          information is useful in comparing
funds in which your Fund invests. The        PURPOSES                                     ongoing costs only, and will not help
amount of fees and expenses incurred                                                      you determine the relative total costs
indirectly by your Fund will vary            The table below also provides                of owning different funds. In addition,
because the underlying funds have varied     information about hypothetical account       expenses shown in the table do not
expenses and fee levels and the Fund may     values and hypothetical expenses based       include the expenses of the underlying
own different proportions of the             on the Fund's actual expense ratio and       funds, which are borne indirectly by the
underlying funds at different times.         an assumed rate of return of 5% per year     Fund. If transactional costs and
Estimated underlying fund expenses are       before expenses, which is not the Fund's     indirect expenses were included, your
not expenses that are incurred directly      actual return. The Fund's actual             costs would have been higher.
by your Fund. They are expenses that

====================================================================================================================================
                                             ACTUAL                      HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING           ENDING         EXPENSES         ENDING         EXPENSES         ANNUALIZED
       SHARE    ACCOUNT VALUE     ACCOUNT VALUE    PAID DURING    ACCOUNT VALUE    PAID DURING         EXPENSE
       CLASS       (1/1/06)        (6/30/06)(1)     PERIOD(2)       (6/30/06)        PERIOD(2)          RATIO
         A        $1,000.00         $1,012.50        $2.45          $1,022.36         $2.46             0.49%
         B         1,000.00          1,009.70         6.18           1,018.65          6.21             1.24
         C         1,000.00          1,008.70         6.18           1,018.65          6.21             1.24
         R         1,000.00          1,011.50         3.69           1,021.12          3.71             0.74

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June 30,
    2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2006, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

                                                                                       [ARROW
                                                                                       BUTTON     FOR MORE INFORMATION VISIT
                                                                                       IMAGE]         AIMinvestments.com

AIM CONSERVATIVE ALLOCATION FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT


The Board of Trustees of AIM Growth          o The nature and extent of the advisory      the independent written evaluation of
Series (the "Board") oversees the            services to be provided by AIM. The          the Fund's Senior Officer (discussed
management of AIM Conservative               Board reviewed the services to be            below) only considered Fund performance
Allocation Fund (the "Fund") and, as         provided by AIM under the Advisory           through the most recent calendar year,
required by law, determines annually         Agreement. Based on such review, the         the Board also reviewed more recent Fund
whether to approve the continuance of        Board concluded that the range of            performance, which did not change their
the Fund's advisory agreement with A I M     services to be provided by AIM under the     conclusions.
Advisors, Inc. ("AIM"). Based upon the       Advisory Agreement was appropriate and
recommendation of the Investments            that AIM currently is providing services     o Meetings with the Fund's portfolio
Committee of the Board, at a meeting         in accordance with the terms of the          managers and investment personnel. With
held on June 27, 2006, the Board,            Advisory Agreement.                          respect to the Fund, the Board is
including all of the independent                                                          meeting periodically with such Fund's
trustees, approved the continuance of        o The quality of services to be provided     portfolio managers and/or other
the advisory agreement (the "Advisory        by AIM. The Board reviewed the               investment personnel and believes that
Agreement") between the Fund and AIM for     credentials and experience of the            such individuals are competent and able
another year, effective July 1, 2006.        officers and employees of AIM who will       to continue to carry out their
                                             provide investment advisory services to      responsibilities under the Advisory
   The Board considered the factors          the Fund. In reviewing the                   Agreement.
discussed below in evaluating the            qualifications of AIM to provide
fairness and reasonableness of the           investment advisory services, the Board      o Overall performance of AIM. The Board
Advisory Agreement at the meeting on         considered such issues as AIM's              considered the overall performance of
June 27, 2006 and as part of the Board's     portfolio and product review process,        AIM in providing investment advisory and
ongoing oversight of the Fund. In their      various back office support functions        portfolio administrative services to the
deliberations, the Board and the             provided by AIM and AIM's equity and         Fund and concluded that such performance
independent trustees did not identify        fixed income trading operations. Based       was satisfactory.
any particular factor that was               on the review of these and other
controlling, and each trustee attributed     factors, the Board concluded that the        o Fees relative to those of clients of
different weights to the various             quality of services to be provided by        AIM with comparable investment
factors.                                     AIM was appropriate and that AIM             strategies. The Board noted that AIM
                                             currently is providing satisfactory          does not charge the Fund any advisory
   One responsibility of the independent     services in accordance with the terms of     fees pursuant to the Advisory Agreement,
Senior Officer of the Fund is to manage      the Advisory Agreement.                      although the underlying funds in which
the process by which the Fund's proposed                                                  the Fund invests pay AIM advisory fees.
management fees are negotiated to ensure     o The performance of the Fund relative
that they are negotiated in a manner         to comparable funds. The Board reviewed      o Fees relative to those of comparable
which is at arms' length and reasonable.     the performance of the Fund during the       funds with other advisors. The Board
To that end, the Senior Officer must         past calendar year against the               noted that AIM does not charge the Fund
either supervise a competitive bidding       performance of funds advised by other        any advisory fees pursuant to the
process or prepare an independent            advisors with investment strategies          Advisory Agreement, although the
written evaluation. The Senior Officer       comparable to those of the Fund. The         underlying funds in which the Fund
has recommended an independent written       Board noted that the Fund's performance      invests pay AIM advisory fees.
evaluation in lieu of a competitive          was comparable to the median performance
bidding process and, upon the direction      of such comparable funds for the one         o Expense limitations and fee waivers.
of the Board, has prepared such an           year period. Based on this review and        The Board noted that AIM has
independent written evaluation. Such         after taking account of all of the other     contractually agreed to waive fees
written evaluation also considered           factors that the Board considered in         and/or limit expenses of the Fund
certain of the factors discussed below.      determining whether to continue the          through June 30, 2007 in an amount
In addition, as discussed below, the         Advisory Agreement for the Fund, the         necessary to limit other expenses to a
Senior Officer made a recommendation to      Board concluded that no changes should       specified percentage of average daily
the Board in connection with such            be made to the Fund and that it was not      net assets for each class of the Fund.
written evaluation.                          necessary to change the Fund's portfolio     The Board considered the contractual
                                             management team at this time. Although       nature of this fee waiver/expense
   The discussion below serves as a          the independent written evaluation of        limitation and noted that it remains in
summary of the Senior Officer's              the Fund's Senior Officer (discussed         effect through June 30, 2007. The Board
independent written evaluation and           below) only considered Fund performance      considered the effect this fee
recommendation to the Board in               through the most recent calendar year,       waiver/expense limitation would have on
connection therewith, as well as a           the Board also reviewed more recent Fund     the Fund's estimated expenses and
discussion of the material factors and       performance, which did not change their      concluded that the levels of fee
the conclusions with respect thereto         conclusions.                                 waivers/expense limitations for the Fund
that formed the basis for the Board's                                                     were fair and reasonable.
approval of the Advisory Agreement.          o The performance of the Fund relative
After consideration of all of the            to indices. The Board reviewed the           o Breakpoints and economies of scale.
factors below and based on its informed      performance of the Fund during the past      The Board noted that AIM does not charge
business judgment, the Board determined      calendar year against the performance of     the Fund any advisory fees pursuant to
that the Advisory Agreement is in the        the Lipper Income Fund Index. The Board      the Advisory Agreement, although the
best interests of the Fund and its           noted that the Fund's performance was        underlying funds in which the Fund
shareholders and that the compensation       comparable to the performance of such        invests pay AIM advisory fees.
to AIM under the Advisory Agreement is       Index. Based on this review and after
fair and reasonable and would have been      taking account of all of the other           o Investments in affiliated money market
obtained through arm's length                factors that the Board considered in         funds. Not applicable because the Fund
negotiations.                                determining whether to continue the          does not invest in affiliated money
                                             Advisory Agreement for the Fund, the         market funds.
   Unless otherwise stated, information      Board concluded that no changes should
presented below is as of June 27, 2006       be made to the Fund and that it was not      o Independent written evaluation and
and does not reflect any changes that        necessary to change the Fund's portfolio     recommendations of the Fund's Senior
may have occurred since June 27, 2006,       management team at this time. Although       Officer. The Board noted that, upon
including but not limited to changes to                                                   their direction, the Senior Officer of
the Fund's performance, advisory fees,                                                    the Fund, who is independent of AIM and
expense limitations and/or fee waivers.                                                   AIM's affiliates,

                                                                                                                         (continued)

AIM CONSERVATIVE ALLOCATION FUND

had prepared an independent written          o Other factors and current trends. The
evaluation in order to assist the Board      Board considered the steps that AIM and
in determining the reasonableness of the     its affiliates have taken over the last
proposed management fees of the AIM          several years, and continue to take, in
Funds, including the Fund. The Board         order to improve the quality and
noted that the Senior Officer's written      efficiency of the services they provide
evaluation had been relied upon by the       to the Funds in the areas of investment
Board in this regard in lieu of a            performance, product line
competitive bidding process. In              diversification, distribution, fund
determining whether to continue the          operations, shareholder services and
Advisory Agreement for the Fund, the         compliance. The Board concluded that
Board considered the Senior Officer's        these steps taken by AIM have improved,
written evaluation.                          and are likely to continue to improve,
                                             the quality and efficiency of the
o Profitability of AIM and its               services AIM and its affiliates provide
affiliates. The Board noted that AIM         to the Fund in each of these areas, and
does not charge the Fund any advisory        support the Board's approval of the
fees pursuant to the Advisory Agreement,     continuance of the Advisory Agreement
although the underlying funds in which       for the Fund.
the Fund invests pay AIM advisory fees.

o Benefits of soft dollars to AIM. The
Board considered the benefits realized
by AIM as a result of brokerage
transactions executed through "soft
dollar" arrangements. Under these
arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research may be used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.

o AIM's financial soundness in light of
the Fund's needs. The Board considered
whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory
Agreement, and concluded that AIM has
the financial resources necessary to
fulfill its obligations under the
Advisory Agreement.

o Historical relationship between the
Fund and AIM. In determining whether to
continue the Advisory Agreement for the
Fund, the Board also considered the
prior relationship between AIM and the
Fund, as well as the Board's knowledge
of AIM's operations, and concluded that
it was beneficial to maintain the
current relationship, in part, because
of such knowledge. The Board also
reviewed the general nature of the
non-investment advisory services
currently performed by AIM and its
affiliates, such as administrative,
transfer agency and distribution
services, and the fees received by AIM
and its affiliates for performing such
services. In addition to reviewing such
services, the trustees also considered
the organizational structure employed by
AIM and its affiliates to provide those
services. Based on the review of these
and other factors, the Board concluded
that AIM and its affiliates were
qualified to continue to provide
non-investment advisory services to the
Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/06

AIM CONSERVATIVE ALLOCATION FUND

INSTITUTIONAL CLASS SHARES                   ========================================          PLEASE NOTE THAT PAST PERFORMANCE
                                             AVERAGE ANNUAL TOTAL RETURNS                 IS NOT INDICATIVE OF FUTURE RESULTS.
The following information has been           For periods ended 6/30/06                    MORE RECENT RETURNS MAY BE MORE OR LESS
prepared to provide Institutional Class                                                   THAN THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     Inception (4/30/04)               4.42%      REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings.                    1 Year                          3.97       INVESTMENT RETURN AND PRINCIPAL VALUE
Institutional Class shares are offered         6 Months*                       1.44       WILL FLUCTUATE SO YOUR SHARES, WHEN
exclusively to institutional investors,                                                   REDEEMED, MAY BE WORTH MORE OR LESS THAN
including defined contribution plans         *Cumulative total return that has not        THEIR ORIGINAL COST. SEE FULL REPORT FOR
that meet certain criteria.                  been annualized                              INFORMATION ON COMPARATIVE BENCHMARKS.
                                             ========================================     PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                                                                          MORE INFORMATION. FOR THE MOST CURRENT
                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES     MONTH-END PERFORMANCE, PLEASE CALL
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET     800-451-4246 OR VISIT
                                             ASSET VALUE (NAV). PERFORMANCE OF            AIMINVESTMENTS.COM.
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES           HAD THE ADVISOR NOT WAIVED FEES
                                             PRIMARILY DUE TO DIFFERING SALES CHARGES     AND/OR REIMBURSED EXPENSES, PERFORMANCE
                                             AND CLASS EXPENSES.                          WOULD HAVE BEEN LOWER.





=======================================
NASDAQ SYMBOL                  ACNIX
=======================================

                                                                                       Over for information on your Fund's expenses.

=====================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=====================================================================================

                      FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


AIMinvestments.com    CAL-INS-2    A I M Distributors, Inc.


[YOUR GOALS. OUR SOLUTIONS.]                [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                        --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      your Fund invests in. The effect of the      Fund's actual return. The Fund's actual
                                             estimated underlying fund expenses that      cumulative total return after expenses
As a shareholder of the Fund, you incur      you bear indirectly are included in your     for the six months ended June 30, 2006,
ongoing costs. This example is intended      Fund's total return.                         appears in the table on the front of
to help you understand your ongoing                                                       this supplement.
costs (in dollars) of investing in the       ACTUAL EXPENSES
Fund and to compare these costs with                                                           THE HYPOTHETICAL ACCOUNT VALUES AND
ongoing costs of investing in other          The table below provides information         EXPENSES MAY NOT BE USED TO ESTIMATE THE
mutual funds. The example is based on an     about actual account values and actual       ACTUAL ENDING ACCOUNT BALANCE OR
investment of $1,000 invested at the         expenses. You may use the information in     EXPENSES YOU PAID FOR THE PERIOD. YOU
beginning of the period and held for the     this table, together with the amount you     MAY USE THIS INFORMATION TO COMPARE THE
entire period January 1, 2006, through       invested, to estimate the expenses that      ONGOING COSTS OF INVESTING IN THE FUND
June 30, 2006.                               you paid over the period. Simply divide      AND OTHER FUNDS. TO DO SO, COMPARE THIS
                                             your account value by $1,000 (for            5% HYPOTHETICAL EXAMPLE WITH THE 5%
     In addition to the fees and             example, an $8,600 account value divided     HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
expenses which the Fund bears directly,      by $1,000 = 8.6), then multiply the          SHAREHOLDER REPORTS OF THE OTHER FUNDS.
the Fund indirectly bears a pro rata         result by the number in the table under
share of the fees and expenses of the        the heading entitled "Actual Expenses             Please note that the expenses shown
underlying funds in which your Fund          Paid During Period" to estimate the          in the table are meant to highlight your
invests. The amount of fees and expenses     expenses you paid on your account during     ongoing costs only. Therefore, the
incurred indirectly by your Fund will        this period.                                 hypothetical information is useful in
vary because the underlying funds have                                                    comparing ongoing costs only, and will
varied expenses and fee levels and the       HYPOTHETICAL EXAMPLE FOR                     not help you determine the relative
Fund may own different proportions of        COMPARISON PURPOSES                          total costs of owning different funds.
the underlying funds at different times.                                                  In addition, expenses shown in the table
Estimated underlying fund expenses are       The table below also provides                do not include the expenses of the
not expenses that are incurred directly      information about hypothetical account       underlying funds, which are borne
by your Fund. They are expenses that are     values and hypothetical expenses based       indirectly by the Fund. If transaction
incurred directly by the underlying          on the Fund's actual expense ratio and       costs and indirect expenses were
funds and are deducted from the value of     an assumed rate of return of 5% per year     included, your costs would have been
the funds                                    before expenses, which is not the            higher.

====================================================================================================================================

                                                     ACTUAL                            HYPOTHETICAL
                                                                             (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING          ENDING               EXPENSES         ENDING             EXPENSES         ANNUALIZED
    SHARE            ACCOUNT VALUE     ACCOUNT VALUE          PAID DURING    ACCOUNT VALUE        PAID DURING        EXPENSE
    CLASS               (1/1/06)       (6/30/06)(1)            PERIOD(2)       (6/30/06)           PERIOD(2)          RATIO
Institutional          $1,000.00         $1,014.40              $1.15          $1,023.65            $1.15             0.23%


(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June
     30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended June 30, 2006, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
====================================================================================================================================

AIMinvestments.com    CAL-INS-2    A I M Distributors, Inc.

AIM CONSERVATIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)

SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-90.02%(a)

                                                                  CHANGE IN
                                                                  UNREALIZED
                        VALUE       PURCHASES      PROCEEDS      APPRECIATION     REALIZED      DIVIDEND     SHARES        VALUE
       FUND           12/31/05       AT COST      FROM SALES    (DEPRECIATION)   GAIN (LOSS)     INCOME      6/30/06      6/30/06
-----------------------------------------------------------------------------------------------------------------------------------
AIM Charter
 Fund-Institutional
  Class-5.06%        $3,690,649    $  712,271    $  (351,261)      $  91,187      $ 54,112     $       --    295,769    $ 4,196,958
-----------------------------------------------------------------------------------------------------------------------------------
AIM International
  Core Equity
 Fund-Institutional
  Class-2.60%         1,952,328       356,135       (341,541)        105,569        81,775             --    160,766      2,154,266
-----------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic
  Value
 Fund-Institutional
  Class-5.09%         3,727,139       712,271       (283,890)          3,160        60,751             --    286,841      4,219,431
-----------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap
  Growth
 Fund-Institutional
  Class-5.11%(b)      3,782,212       712,271       (256,147)        (62,417)       56,633             --    395,196      4,232,552
-----------------------------------------------------------------------------------------------------------------------------------
AIM Limited
  Maturity Treasury
  Fund-
  Institutional
  Class-14.89%       10,589,450     2,444,667       (607,500)        (72,529)      (16,045)       210,290   1,236,277    12,338,043
-----------------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector
 Fund-Institutional
  Class-2.56%         1,914,691       356,135       (224,389)         18,392        54,305             --     82,232      2,119,134
-----------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond
 Fund-Institutional
  Class-24.81%       17,717,217     4,051,982     (1,016,793)       (167,399)      (21,688)       421,252   2,102,589    20,563,319
-----------------------------------------------------------------------------------------------------------------------------------
AIM Total Return
  Bond
 Fund-Institutional
  Class-24.87%       17,592,671     4,522,396     (1,001,527)       (465,740)      (31,400)       421,419   2,039,209    20,616,400
-----------------------------------------------------------------------------------------------------------------------------------
AIM Trimark
  Endeavor
 Fund-Institutional
  Class-5.03%         3,762,673       712,271       (531,619)         98,082       127,777             --    290,941      4,169,184
===================================================================================================================================
    Total Mutual
      Funds-90.02%
      (Cost
      $73,757,208)   $64,729,030   $14,580,399   $(4,614,667)      $(451,695)     $366,220     $1,052,961               $74,609,287
___________________________________________________________________________________________________________________________________
===================================================================================================================================

SCHEDULE OF INVESTMENTS IN UNAFFILIATED ISSUERS-9.82%(C)

                                                REPURCHASE
                                                  AMOUNT

REPURCHASE AGREEMENTS-9.82%

State Street Bank & Trust, Agreement dated
  06/30/06, maturing value $8,143,423
  (collateralized by U.S. Government
  obligations valued at $8,306,086; 5.80%,
  09/02/08) 4.88%, 07/03/06                     $8,143,423    $ 8,140,113
-------------------------------------------------------------------------
TOTAL INVESTMENTS-99.84% (Cost $81,897,321)                    82,749,400
=========================================================================
OTHER ASSETS LESS LIABILITIES-0.16%                               132,262
=========================================================================
NET ASSETS-100.00%                                            $82,881,662
_________________________________________________________________________
=========================================================================

Notes to Schedule of Investments:

(a) The mutual funds and the Fund are affiliated by having the same investment advisor.
(b) Non-Income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c) Principal amount equals value at period end. See Note 1F.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM CONSERVATIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(Unaudited)

ASSETS:

Investments in affiliated underlying funds, at
  value (cost $73,757,208)                      $74,609,287
-----------------------------------------------------------
Repurchase agreements (cost $8,140,113)           8,140,113
===========================================================
    Total investments (cost $81,897,321)         82,749,400
===========================================================
Receivables for:
  Fund shares sold                                  631,431
-----------------------------------------------------------
  Dividends and Interest                              1,102
-----------------------------------------------------------
  Fund expenses absorbed                             29,972
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                5,666
-----------------------------------------------------------
Other assets                                         33,995
===========================================================
    Total assets                                 83,451,566
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             378,731
-----------------------------------------------------------
  Fund shares reacquired                             84,212
-----------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                             6,768
-----------------------------------------------------------
Accrued administrative services fees                  4,109
-----------------------------------------------------------
Accrued distribution fees                            40,028
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              382
-----------------------------------------------------------
Accrued transfer agent fees                          16,613
-----------------------------------------------------------
Accrued operating expenses                           39,061
===========================================================
    Total liabilities                               569,904
===========================================================
Net assets applicable to shares outstanding     $82,881,662
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $80,699,932
-----------------------------------------------------------
Undistributed net investment income                 898,116
-----------------------------------------------------------
Undistributed net realized gain from
  affiliated underlying fund shares                 431,535
-----------------------------------------------------------
Unrealized appreciation of affiliated
  underlying fund shares                            852,079
===========================================================
                                                $82,881,662
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $40,685,993
___________________________________________________________
===========================================================
Class B                                         $19,484,695
___________________________________________________________
===========================================================
Class C                                         $18,784,987
___________________________________________________________
===========================================================
Class R                                         $ 3,816,169
___________________________________________________________
===========================================================
Institutional Class                             $   109,818
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                           3,859,169
___________________________________________________________
===========================================================
Class B                                           1,863,356
___________________________________________________________
===========================================================
Class C                                           1,797,173
___________________________________________________________
===========================================================
Class R                                             363,213
___________________________________________________________
===========================================================
Institutional Class                                  10,391
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     10.54
-----------------------------------------------------------
  Offering price per share (Net asset value of
    $10.54 / 94.50%)                            $     11.15
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     10.46
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     10.45
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share  $     10.51
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share  $     10.57
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM CONSERVATIVE ALLOCATION FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends from affiliated underlying funds                    $1,052,961
------------------------------------------------------------------------
Interest                                                         160,712
========================================================================
    Total investment income                                    1,213,673
========================================================================

EXPENSES:

Administrative services fees                                      24,794
------------------------------------------------------------------------
Custodian fees                                                     4,155
------------------------------------------------------------------------
Distribution fees:
  Class A                                                         46,734
------------------------------------------------------------------------
  Class B                                                         93,304
------------------------------------------------------------------------
  Class C                                                         75,443
------------------------------------------------------------------------
  Class R                                                          9,201
------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                              62,827
------------------------------------------------------------------------
Transfer agent fees -- Institutional                                   4
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          8,417
------------------------------------------------------------------------
Registration and filing fees                                      26,947
------------------------------------------------------------------------
Professional services fees                                        26,172
------------------------------------------------------------------------
Other                                                             31,904
========================================================================
    Total expenses                                               409,902
========================================================================
Less: Expenses reimbursed and expense offset arrangement         (98,580)
========================================================================
    Net expenses                                                 311,322
========================================================================
Net investment income                                            902,351
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS IN
  AFFILIATED UNDERLYING FUND SHARES:

Net realized gain on sales of affiliated underlying fund
  shares                                                         366,579
------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of
  affiliated underlying fund shares                             (451,696)
========================================================================
    Net gain (loss) from affiliated underlying fund shares       (85,117)
========================================================================
Net increase in net assets resulting from operations          $  817,234
________________________________________________________________________
========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM CONSERVATIVE ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 and the year ended December 31, 2005 (Unaudited)

                                                               JUNE 30,      DECEMBER 31,
                                                                 2006            2005
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   902,351    $ 1,176,957
-----------------------------------------------------------------------------------------
  Net realized gain from underlying fund shares                   366,579        462,012
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    affiliated underlying fund shares                            (451,696)       427,879
=========================================================================================
    Net increase in net assets resulting from operations          817,234      2,066,848
-----------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                              --       (676,286)
-----------------------------------------------------------------------------------------
  Class B                                                              --       (250,534)
-----------------------------------------------------------------------------------------
  Class C                                                              --       (188,477)
-----------------------------------------------------------------------------------------
  Class R                                                              --        (63,113)
-----------------------------------------------------------------------------------------
  Institutional Class                                                  --         (2,343)
=========================================================================================
    Total distributions from net investment income                     --     (1,180,753)
=========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                              --       (193,271)
-----------------------------------------------------------------------------------------
  Class B                                                              --       (101,696)
-----------------------------------------------------------------------------------------
  Class C                                                              --        (76,513)
-----------------------------------------------------------------------------------------
  Class R                                                              --        (19,721)
-----------------------------------------------------------------------------------------
  Institutional Class                                                  --           (595)
=========================================================================================
    Total distributions from net realized gains                        --       (391,796)
=========================================================================================
    Decrease in net assets resulting from distributions                --     (1,572,549)
=========================================================================================
Share transactions-net:
  Class A                                                       4,228,693     15,631,549
-----------------------------------------------------------------------------------------
  Class B                                                       1,030,845      7,690,328
-----------------------------------------------------------------------------------------
  Class C                                                       4,933,054      1,891,494
-----------------------------------------------------------------------------------------
  Class R                                                         190,896      1,970,885
-----------------------------------------------------------------------------------------
  Institutional Class                                                  --          2,939
=========================================================================================
    Net increase in net assets resulting from share
     transactions                                              10,383,488     27,187,195
=========================================================================================
    Net increase in net assets                                 11,200,722     27,681,494
=========================================================================================

NET ASSETS:

  Beginning of period                                          71,680,940     43,999,446
=========================================================================================
  End of period (including undistributed net investment
    income of $898,116 and $(4,235), respectively)            $82,881,662    $71,680,940
_________________________________________________________________________________________
=========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM CONSERVATIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Conservative Allocation Fund (the "Fund") is a series portfolio of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide total return consistent with a lower level of risk relative to the broad stock market. The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM"). AIM may change the Fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Investments in underlying funds are valued at the end of the day net asset value per share.

       Securities in the underlying funds, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying funds' net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign

AIM CONSERVATIVE ALLOCATION FUND

     security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The results of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

       Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with AIM. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to AIM indirectly as a shareholder of the underlying funds.

    AIM has contractually agreed to reimburse expenses to the extent necessary to limit other expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 0.23% of average daily net assets, respectively, through June 30, 2007. In determining the advisor's obligation to reimburse expenses, the following expenses are not taken into account, and could cause other expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees;
(vii) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended June 30, 2006, AIM reimbursed expenses of $96,790.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2006, AMVESCAP did not reimburse any expenses.

AIM CONSERVATIVE ALLOCATION FUND


    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended June 30, 2006, AIM was paid $24,795.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2006, the Fund paid AIS $62,827 for Class A, Class B, Class C and Class R share classes and $4 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2006, the Class A, Class B, Class C and Class R shares paid $46,734, $93,304, $75,443 and $9,201, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2006, ADI advised the Fund that it retained $28,848 in front-end sales commissions from the sale of Class A shares and $102, $18,083, $4,114 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    The underlying funds pay no distribution fees and the Fund pays no sales loads or other similar compensation to ADI for acquiring underlying fund shares.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2006, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $1,790.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2006, the Fund paid legal fees of $1,889 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2006, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

AIM CONSERVATIVE ALLOCATION FUND

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2005.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2006 was $14,580,399 and $4,614,667, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 2,065,941
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (1,265,182)
===============================================================================
Net unrealized appreciation of investment securities               $   800,759
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $81,948,641.

NOTE 8--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                           CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED               YEAR ENDED
                                                                   JUNE 30, 2006              DECEMBER 31, 2005
                                                              ------------------------    -------------------------
                                                               SHARES        AMOUNT         SHARES        AMOUNT
-------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     1,028,186    $10,828,827     2,626,887    $27,264,600
-------------------------------------------------------------------------------------------------------------------
  Class B                                                       423,643      4,434,327     1,157,407     11,914,919
-------------------------------------------------------------------------------------------------------------------
  Class C                                                       724,164      7,572,402       893,649      9,214,489
-------------------------------------------------------------------------------------------------------------------
  Class R                                                        70,090        736,495       379,206      3,907,708
===================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                            --             --        77,874        809,112
-------------------------------------------------------------------------------------------------------------------
  Class B                                                            --             --        29,313        303,394
-------------------------------------------------------------------------------------------------------------------
  Class C                                                            --             --        24,982        258,561
-------------------------------------------------------------------------------------------------------------------
  Class R                                                            --             --         7,965         82,590
-------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --             --           283          2,939
===================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        57,852        611,731        78,488        821,260
-------------------------------------------------------------------------------------------------------------------
  Class B                                                       (58,239)      (611,731)      (79,056)      (821,260)
===================================================================================================================
Reacquired:
  Class A                                                      (683,661)    (7,211,865)   (1,277,142)   (13,263,423)
-------------------------------------------------------------------------------------------------------------------
  Class B                                                      (266,237)    (2,791,751)     (358,396)    (3,706,725)
-------------------------------------------------------------------------------------------------------------------
  Class C                                                      (252,128)    (2,639,348)     (736,640)    (7,581,556)
-------------------------------------------------------------------------------------------------------------------
  Class R                                                       (51,935)      (545,599)     (195,805)    (2,019,413)
===================================================================================================================
                                                                991,735    $10,383,488     2,629,015    $27,187,195
___________________________________________________________________________________________________________________
===================================================================================================================

AIM CONSERVATIVE ALLOCATION FUND

NOTE 9--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, of the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    CLASS A
                                                              ----------------------------------------------------
                                                                                                   APRIL 30, 2004
                                                              SIX MONTHS                          (DATE OPERATIONS
                                                                ENDED           YEAR ENDED         COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,         DECEMBER 31,
                                                                 2006              2005                 2004
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.41           $ 10.32              $ 10.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.14(a)           0.25(a)              0.06
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.01)             0.11                 0.36
==================================================================================================================
    Total from investment operations                              0.13              0.36                 0.42
==================================================================================================================
Less distributions:
  Dividends from net investment income                              --             (0.21)               (0.10)
==================================================================================================================
  Distributions from net realized gains                             --             (0.06)               (0.00)
==================================================================================================================
    Total distributions                                             --             (0.27)               (0.10)
==================================================================================================================
Net asset value, end of period                                 $ 10.54           $ 10.41              $ 10.32
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                                   1.25%             3.44%                4.19%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $40,686           $35,981              $20,124
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.49%(c)          0.50%                0.55%(d)
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.74%(c)          0.91%                1.41%(d)
==================================================================================================================
Estimated underlying fund expenses(e)                             0.60%             0.60%                0.63%
==================================================================================================================
Ratio of net investment income to average net assets              2.75%(c)          2.36%                1.74%(d)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(f)                                           7%               24%                   9%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $37,696,768.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM CONSERVATIVE ALLOCATION FUND

                                                                                    CLASS B
                                                              ----------------------------------------------------
                                                                                                   APRIL 30, 2004
                                                              SIX MONTHS                          (DATE OPERATIONS
                                                                ENDED           YEAR ENDED         COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,         DECEMBER 31,
                                                                 2006              2005                 2004
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.36           $ 10.28              $ 10.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.10(a)           0.17(a)              0.04
==================================================================================================================
  Net gains on securities (both realized and unrealized)         (0.00)             0.11                 0.32
==================================================================================================================
    Total from investment operations                              0.10              0.28                 0.36
==================================================================================================================
Less distributions:
  Dividends from net investment income                              --             (0.14)               (0.08)
==================================================================================================================
  Distributions from net realized gains                             --             (0.06)               (0.00)
==================================================================================================================
    Total distributions                                             --             (0.20)               (0.08)
==================================================================================================================
Net asset value, end of period                                 $ 10.46           $ 10.36              $ 10.28
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                                   0.97%             2.76%                3.59%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $19,485           $18,281              $10,436
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.24%(c)          1.20%                1.20%(d)
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.49%(c)          1.61%                2.06%(d)
==================================================================================================================
Estimated underlying fund expenses(e)                             0.60%             0.60%                0.63%
==================================================================================================================
Ratio of net investment income to average net assets              2.00%(c)          1.66%                1.09%(d)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(f)                                           7%               24%                   9%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $18,815,452.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM CONSERVATIVE ALLOCATION FUND

                                                                                    CLASS C
                                                              ----------------------------------------------------
                                                                                                   APRIL 30, 2004
                                                              SIX MONTHS                          (DATE OPERATIONS
                                                                ENDED           YEAR ENDED         COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,         DECEMBER 31,
                                                                 2006              2005                 2004
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.36           $ 10.28              $ 10.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.10(a)           0.17(a)              0.04
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.01)             0.11                 0.32
==================================================================================================================
    Total from investment operations                              0.09              0.28                 0.36
==================================================================================================================
Less distributions:
  Dividends from net investment income                              --             (0.14)               (0.08)
==================================================================================================================
  Distributions from net realized gains                             --             (0.06)               (0.00)
==================================================================================================================
    Total distributions                                             --             (0.20)               (0.08)
==================================================================================================================
Net asset value, end of period                                 $ 10.45           $ 10.36              $ 10.28
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                                   0.87%             2.76%                3.59%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $18,785           $13,726              $11,751
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.24%(c)          1.20%                1.20%(d)
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.49%(c)          1.61%                2.06%(d)
==================================================================================================================
Estimated underlying fund expenses(e)                             0.60%             0.60%                0.63%
==================================================================================================================
Ratio of net investment income to average net assets              2.00%(c)          1.66%                1.09%(d)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(f)                                           7%               24%                   9%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $15,213,565.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM CONSERVATIVE ALLOCATION FUND

                                                                                    CLASS R
                                                              ----------------------------------------------------
                                                                                                   APRIL 30, 2004
                                                              SIX MONTHS                          (DATE OPERATIONS
                                                                ENDED           YEAR ENDED         COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,         DECEMBER 31,
                                                                 2006              2005                 2004
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.39            $10.31               $10.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.13(a)           0.22(a)              0.06
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.01)             0.11                 0.34
==================================================================================================================
    Total from investment operations                              0.12              0.33                 0.40
==================================================================================================================
Less distributions:
  Dividends from net investment income                              --             (0.19)               (0.09)
==================================================================================================================
  Distributions from net realized gains                             --             (0.06)               (0.00)
==================================================================================================================
    Total distributions                                             --             (0.25)               (0.09)
==================================================================================================================
Net asset value, end of period                                  $10.51            $10.39               $10.31
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                                   1.15%             3.18%                4.05%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $3,816            $3,584               $1,584
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.74%(c)          0.70%                0.70%(d)
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.99%(c)          1.11%                1.56%(d)
==================================================================================================================
Estimated underlying fund expenses(e)                             0.60%             0.60%                0.63%
==================================================================================================================
Ratio of net investment income to average net assets              2.50%(c)          2.16%                1.59%(d)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(f)                                           7%               24%                   9%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $3,710,847.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM CONSERVATIVE ALLOCATION FUND

                                                                              INSTITUTIONAL CLASS
                                                              ----------------------------------------------------
                                                                                                   APRIL 30, 2004
                                                              SIX MONTHS                          (DATE OPERATIONS
                                                                ENDED           YEAR ENDED         COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,         DECEMBER 31,
                                                                 2006              2005                 2004
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.42            $10.32               $10.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.16(a)           0.28(a)              0.14
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.01)             0.11                 0.29
==================================================================================================================
    Total from investment operations                              0.15              0.39                 0.43
==================================================================================================================
Less distributions:
  Dividends from net investment income                              --             (0.23)               (0.11)
==================================================================================================================
  Distributions from net realized gains                             --             (0.06)               (0.00)
==================================================================================================================
    Total distributions                                             --             (0.29)               (0.11)
==================================================================================================================
Net asset value, end of period                                  $10.57            $10.42               $10.32
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                                   1.44%             3.79%                4.31%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  110            $  108               $  104
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.23%(c)          0.20%                0.20%(d)
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.33%(c)          0.45%                0.96%(d)
==================================================================================================================
Estimated underlying fund expenses(e)                             0.60%             0.60%                0.63%
==================================================================================================================
Ratio of net investment income to average net assets              3.01%(c)          2.66%                2.09%(d)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(f)                                           7%               24%                   9%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $109,817.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

AIM CONSERVATIVE ALLOCATION FUND

PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM CONSERVATIVE ALLOCATION FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

       DOMESTIC EQUITY                              SECTOR EQUITY                                AIM ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund         AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                            AIM Growth Allocation Fund
AIM Capital Development Fund                 AIM Financial Services Fund                AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund                AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund                AIM Moderately Conservative Allocation Fund
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund
AIM Dynamics Fund                            AIM Leisure Fund
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund                                 DIVERSIFIED PORTFOLIOS
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)
AIM Mid Cap Basic Value Fund                 AIM Technology Fund                        AIM Income Allocation Fund
AIM Mid Cap Core Equity Fund(1)              AIM Utilities Fund                         AIM International Allocation Fund
AIM Opportunities I Fund
AIM Opportunities II Fund                           FIXED INCOME
AIM Opportunities III Fund
AIM S&P 500 Index Fund                       TAXABLE
AIM Select Equity Fund
AIM Small Cap Equity Fund                    AIM Enhanced Short Bond Fund
AIM Small Cap Growth Fund                    AIM Floating Rate Fund
AIM Structured Core Fund                     AIM High Yield Fund
AIM Structured Growth Fund                   AIM Income Fund
AIM Structured Value Fund                    AIM Intermediate Government Fund
AIM Summit Fund                              AIM International Bond Fund
AIM Trimark Endeavor Fund                    AIM Limited Maturity Treasury Fund
AIM Trimark Small Companies Fund             AIM Money Market Fund
                                             AIM Short Term Bond Fund
*Domestic equity and income fund             AIM Total Return Bond Fund
                                             Premier Portfolio
       INTERNATIONAL/GLOBAL EQUITY           Premier U.S. Government Money Portfolio

AIM Asia Pacific Growth Fund
AIM China Fund                               TAX-FREE
AIM Developing Markets Fund
AIM European Growth Fund                     AIM High Income Municipal Fund(1)
AIM European Small Company Fund(1)           AIM Municipal Bond Fund
AIM Global Aggressive Growth Fund            AIM Tax-Exempt Cash Fund
AIM Global Equity Fund                       AIM Tax-Free Intermediate Fund
AIM Global Growth Fund                       Premier Tax-Exempt Portfolio
AIM Global Value Fund
AIM Japan Fund                               ================================================================================
AIM International Core Equity Fund           CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
AIM International Growth Fund                FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
AIM International Small Company Fund(1)      FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
AIM Trimark Fund                             ================================================================================

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

   If used after October 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $414 billion in assets under management. Data as of June 30, 2006.

AIMinvestments.com                  CAL-SAR-1           A I M Distributors, Inc.

                      [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
========================================================================
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash                        [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management                      --Registered Trademark--
                               Plans    Accounts
========================================================================

                                                          AIM GLOBAL EQUITY FUND
                               Semiannual Report to Shareholders o June 30, 2006


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
-- Registered Trademark --                       -- Registered Trademark --

AIM GLOBAL EQUITY FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of June 30, 2006, and is based on total net assets

ABOUT SHARE CLASSES                          interest rates, the risk that the issuer     OTHER INFORMATION
                                             may default on interest or principal
o Class B shares are not available as an     payments and the value of the underlying     o The returns shown in the management's
investment for retirement plans              common stock into which these securities     discussion of Fund performance are based
maintained pursuant to Section 401 of        may be converted.                            on net asset values calculated for
the Internal Revenue Code, including                                                      shareholder transactions. Generally
401(k) plans, money purchase pension         o Debt securities are particularly           accepted accounting principles require
plans and profit sharing plans. Plans        vulnerable to credit risk and interest       adjustments to be made to the net assets
that had existing accounts invested in       rate fluctuations.                           of the Fund at period end for financial
Class B shares prior to September 30,                                                     reporting purposes, and as such, the net
2003, will continue to be allowed to         o The Fund may use enhanced investment       asset values for shareholder
make additional purchases.                   techniques such as leveraging and            transactions and the returns based on
                                             derivatives. Leveraging entails special      those net asset values may differ from
o Class R shares are available only to       risks such as magnifying changes in the      the net asset values and returns
certain retirement plans. Please see the     value of the portfolio's securities.         reported in the Financial Highlights.
prospectus for more information.             Derivatives are subject to counter party
                                             risk--the risk that the other party will     o Industry classifications used in this
PRINCIPAL RISKS OF INVESTING IN THE FUND     not complete the transaction with the        report are generally according to the
                                             Fund.                                        Global Industry Classification Standard,
o Foreign securities have additional                                                      which was developed by and is the
risks, including exchange rate changes,      o There is no guarantee that the             exclusive property and a service mark of
political and economic developments, the     investment techniques and risk analyses      Morgan Stanley Capital International
relative lack of information about these     used by the Fund's portfolio managers        Inc. and Standard & Poor's.
companies, relatively low market             will produce the desired results.
liquidity and the potential lack of                                                       The Fund provides a complete list of its
strict financial and accounting controls     o The Fund is subject to                     holdings four times in each fiscal year,
and standards.                               currency/exchange rate risk since it may     at the quarter-ends. For the second and
                                             buy or sell currencies other than the        fourth quarters, the lists appear in the
o Investing in emerging markets involves     U.S. dollar.                                 Fund's semiannual and annual reports to
greater risk and potential reward than                                                    shareholders. For the first and third
investing in more established markets.       ABOUT INDEXES USED IN THIS REPORT            quarters, the Fund files the lists with
                                                                                          the Securities and Exchange Commission
o Equity stocks are subject to market        o The unmanaged MSCI WORLD INDEX is a        (SEC) on Form N-Q. The most recent list
risk, meaning equity stock prices vary       group of global securities tracked by        of portfolio holdings is available at
and may fall, thus reducing the value of     Morgan Stanley Capital International.        AIMinvestments.com. From our home page,
the Fund's investments. Certain stocks                                                    click on Products & Performance, then
selected for the Fund's portfolio may        o The unmanaged LIPPER GLOBAL MULTI-CAP      Mutual Funds, then Fund Overview. Select
decline in value more than the overall       CORE FUND INDEX represents an average of     your Fund from the drop-down menu and
stock market.                                the performance of the 10 largest global     click on Complete Quarterly Holdings.
                                             multi-capitalization core funds tracked      Shareholders can also look up the Fund's
o Portfolio turnover is greater than         by Lipper Inc., an independent mutual        Forms N-Q on the SEC Web site at
that of most funds, which may affect the     fund performance monitor.                    sec.gov. Copies of the Fund's Forms N-Q
Fund's performance due to higher                                                          may be reviewed and copied at the SEC
brokerage commissions and may also           o The Fund is not managed to track the       Public Reference Room at 100 F Street,
result in taxable gain distributions to      performance of any particular index,         N.E., Washington, D.C. 20549. You can
the Fund's shareholders.                     including the indexes defined here, and      obtain information on the operation of
                                             consequently, the performance of the         the Public Reference Room, including
o Prices of equity securities change in      Fund may deviate significantly from the      information about duplicating fee
response to many factors including the       performance of the indexes.                  charges, by calling 202-942-8090 or
historical and prospective earnings of                                                    800-732-0330,or by electronic request at
the issuer, the value of its assets,         o A direct investment cannot be made in      the following e-mail address:
general economic conditions, interest        an index. Unless otherwise indicated,        publicinfo@sec.gov. The SEC file numbers
rates, investor perceptions and market       index results include reinvested             for the Fund are 811-02699 and
liquidity.                                   dividends, and they do not reflect sales     002-57526.
                                             charges. Performance of an index of
o The values of convertible securities       funds reflects fund expenses;                A description of the policies and
in which the Fund invests may be             performance of a market index does not.      procedures that the Fund uses to
affected by market                                                                        determine how to vote proxies relating
                                                                                          to portfolio securities is available
                                                                                          without charge, upon request, from our
                                                                                          Client Services department at
                                                                                          800-959-4246 or on the AIM Web site,
                                                                                          AIMinvestments.com. On the home page,
                                                                                          scroll down and click on AIM Funds Proxy
                                                                                          Policy. The information is also
                                                                                          available on the SEC Web site, sec.gov.
=====================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 Continued on page 5
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES             ==========================================
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        FUND NASDAQ SYMBOLS
=====================================================================================
                                                                                          Class A Shares                GTNDX
                                                                                          Class B Shares                GNDBX
                                                                                          Class C Shares                GNDCX
                                                                                          Class R Shares                GTNRX
                                                                                          ==========================================

NOT FDIC INSURED    MAY LOSE VALUE    NO BANK GUARANTEE

AIMinvestments.com

AIM GLOBAL EQUITY FUND

                    DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF
                    FUNDS--Registered Trademark-- :

                    We're pleased to provide you with this report, which includes a discussion of how your Fund was managed during the period under review in this report, and what factors affected its performance. That discussion begins on page 3.

    [GRAHAM              It's been said nothing is certain but death and taxes.
     PHOTO]         We would venture to add that one other thing is certain:
                    Markets change--and change often--in the short term. The
                    first six months of 2006 were a perfect example. Domestic
                    and global equity markets were generally strong during the early months of the period, but they became considerably
                    more volatile and negative beginning in May. Inflation fears
ROBERT H. GRAHAM    were the primary cause of this change in market sentiment:

                    o Amid signs of rising inflation, the U.S. Federal Reserve Board continued to raise interest rates in response to inflation risks.

                    o The dollar remained weak, making imports more expensive and thereby raising inflation.

                    o Oil prices remained at historically high levels, threatening to reduce consumer spending--and possibly slowing the U.S. economy.

                         While we can't do anything about the ambiguity and
    [TAYLOR         uncertainty surrounding death and taxes, we can suggest an
     PHOTO]         alternative to reacting to fluctuating short-term market
                    conditions: Maintain a diversified portfolio. AIM
                    Investments--Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary
                    tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of
  PHILIP TAYLOR     retail mutual funds, including domestic, global and
                    international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                         We also believe in the value of a trusted financial
                    advisor who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                    OUR COMMITMENT TO YOU

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                         Information about investing, the markets and your Fund
                    is always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                    Sincerely,

                    /s/ ROBERT H. GRAHAM                  /s/ PHILIP TAYLOR

                    Robert H. Graham                      Philip Taylor
                    Vice Chair -- AIM Funds               President -- AIM Funds
                    Chair, AIM Investments                CEO, AIM Investments


                    August 10, 2006

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM GLOBAL EQUITY FUND

                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

   [CROCKETT             Looking ahead, your Board finds many reasons to be
     PHOTO]         positive about AIM's management and strategic direction.
                    Most importantly, AIM management's investment management
                    discipline is paying off in terms of improved overall
                    performance. While work remains to be done, AIM's
                    complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its
BRUCE L. CROCKETT   highest since 2000. We are also pleased with AIM
                    management's efforts to seek more cost-effective ways of delivering superior service.

                         In addition, AIM is realizing the benefits of belonging
                    to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP manages more than $414 billion globally, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                         The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                         Your Board is very pleased with the overall direction
                    and progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    August 10, 2006


                    *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (aiminvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of the advisory agreement information for your Fund is also included in this semiannual report on pages 7-8.

AIM GLOBAL EQUITY FUND

MANAGEMENT'S DISCUSSION                                                                        Our stock selection model is based
OF FUND PERFORMANCE                                                                       on the following:

=====================================================================================     o Portfolio managers believe securities
                                                                                          exhibit certain qualities that identify
PERFORMANCE SUMMARY                          ========================================     them as probable strong performers, such
                                                                                          as growth and stability of earnings,
For the period ending June 30,2006, your     FUND VS. INDEXES                             profitability and financial strength,
Fund posted positive returns at net                                                       for example.
asset value, outperforming its broad         CUMULATIVE TOTAL RETURNS,
market and style-specific benchmark, the     12/31/05-6/30/06, EXCLUDING APPLICABLE       o Our model measures these qualities for
MSCI World Index. Regionally, the Fund       SALES CHARGES. IF SALES CHARGES WERE         each company in the Fund's global
benefited from its European exposure,        INCLUDED, RETURNS WOULD BE LOWER.            universe and takes into account that the
and the impact of currency fluctuations                                                   significance of each quality varies
also contributed positively to overall       Class A Shares                    7.59%      depending on the industry and region of
performance. We attribute the Fund's                                                      operation.
positive performance primarily to strong     Class B Shares                    7.24
stock selection.                                                                               Our risk model enables Fund
                                             Class C Shares                    7.18       managers to:
     Your Fund's long-term performance
appears on page 5.                           Class R Shares                    7.53       o Simultaneously analyze how changes in
                                                                                          such economic factors as interest rates,
                                             MSCI World Index (Broad Market Index         currencies and the price of oil may
                                             and Style-Specific Index)         6.06       affect the stocks of these companies.

                                             Lipper Global Multi-Cap Core Fund            o Seek to reduce the Fund's volatility
                                             Index (Peer Group Index)          6.04       by creating a portfolio that pairs
                                                                                          stocks that may benefit from an increase
                                             SOURCE: LIPPER INC.                          in a specific economic factor with
                                             ========================================     stocks that may benefit from a decrease
                                                                                          in the same factor. The goal is to
=====================================================================================     neutralize the impact of these risk
HOW WE INVEST                                portfolio that is well diversified           factors on the overall portfolio.
                                             geographically also helps minimize
Our global equity investment strategy        foreign exchange risk.                            We combine the results of the
gives your Fund primary exposure to                                                       analyses from these two models with a
large-cap companies and secondary                 The Fund's investment philosophy is     trading and transaction cost analysis.
exposure to mid- and small-cap firms. As     based on three key principles:               The process is designed to construct a
part of a portfolio's overall asset                                                       portfolio containing the optimal
allocation strategy, the Fund can            o An investment process must be              combination of securities with the
complement domestic holdings with its        structured and disciplined.                  potential to deliver favorable returns
exposure to both domestic and                                                             without assuming excessive amounts of
international companies that are             o Stocks should be selected on the           risk.
diversified by geography, sector and         merits of each individual company.
market capitalization.                                                                         We consider selling or reducing our
                                             o Risk management is as important as         holding of a particular stock if:
     Our investment philosophy balances      stock selection.
stock selection with risk management. To
help mitigate geopolitical risk, we own           Mindful of these principles,
stocks across a variety of regions and       portfolio managers have developed a
countries. We believe a                      quantitative investment process with two
                                             main components--stock selection and
                                             risk management.                                                           (continued)


========================================     ========================================     =========================================

PORTFOLIO COMPOSITION                        TOP 5 COUNTRIES*                             TOP 10 EQUITY HOLDINGS*

By sector                                      1. United States             46.6%           1. Hewlett-Packard Co.          2.2%

               [PIE CHART]                     2. Japan                     10.7            2. Moody's Corp.                2.1
Utilities                       8.5%
                                               3. France                    10.0            3. Assurances Generales de France
Information Technology          8.0%                                                           (France)                     2.1
                                               4. United Kingdom             8.3
Health Care                     7.5%                                                        4. ING Groep N.V. (Netherlands) 2.1
                                               5. Canada                     5.5
Energy                          5.5%                                                        5. PagesJaunes S.A. (France)    2.0

Consumer Staples                4.8%         TOTAL NET ASSETS     $482.4 MILLION            6. Kyushu Electric Power Co., Inc.
                                                                                               (Japan)                      2.0
Telecommunications Services     2.2%         TOTAL NUMBER OF HOLDINGS*       145
                                                                                            7. Verizon Communications Inc.  1.9
Money Market Funds Plus
Other Assets Less Liabilities   3.0%                                                        8. Societe Generale (France)    1.9

Financials                     26.8%                                                        9. Prudential Financial, Inc.   1.8

Industrials                    12.0%                                                       10. Cummins Inc.                 1.7

Materials                      10.9%

Consumer Discretionary         10.8%

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

========================================     ========================================     =========================================

AIM GLOBAL EQUITY FUND

o It no longer exhibits characteristics      valuations. QUALCOMM performed poorly                   DEREK S. IZUEL, senior port-
that drive positive performance.             for the Fund as it dealt with an               [IZUEL   folio manager, is lead manager
                                             antitrust lawsuit brought by Broadcom          PHOTO]   of AIM Global Equity Fund.
o Holding the security no longer             (not a Fund holding) in the U.S. and                    Mr. Izuel began his investment
provides risk management benefits.           braced for an investigation by the                      career in 1997. He earned a
                                             European Commission over licensing fees.     B.A. in computer science from the
MARKET CONDITIONS AND YOUR FUND                                                           University of California-Berkeley and
                                                  The impact of market movements and      also earned an M.B.A. from the
Despite an increase in volatility in the     stock selection decisions based on our       University of Michigan
latter half of the reporting period,         quantitative models resulted in a
global economic growth continued to show     decrease of the Fund's energy exposure,                 DUY NGUYEN, Chartered
significant strength.                        the largest underweight position              [NGUYEN   Financial Analyst, portfolio
                                             relative to the style-specific benchmark       PHOTO]   manager, is manager of AIM
     U.S. markets started off the            at the end of the period. Although we                   Global Equity Fund. Mr. Nguyen
reporting period on a positive note with     increased exposure to health care, the                  joined AIM in 2000. He earned a
most major market indexes posting            Fund was slightly underweight in that        B.A. from The University of Texas and an
respectable gains. But the market turned     sector versus the benchmark at the end       M.S. in finance from the University of
as investors became concerned over the       of the reporting period. The most            Houston.
effects of higher interest rates and         significant overweight sector was
inflation pressures. The U.S. Federal        utilities relative to the benchmark, but     Assisted by Global Quantitative
Reserve Board (the Fed) continued its        the exposure did not represent a large       Strategies Team
tightening policy, raising the key           allocation of Fund assets.
federal funds target rate to 5.25% as
Ben Bernanke settled into his new role       IN CLOSING
as Fed chairman. During the first five
months of 2006, the consumer price index     We are pleased to once again have
rose 5.2% at a seasonally adjusted           provided shareholders with positive Fund
annual rate, compared with a 3.4% rise       returns for the reporting period. We
for all of 2005. After impressive gains      believe our investment process helps us
for Japan in 2005, when improving            build a strong portfolio of diversified
secular economic growth prospects drove      global stocks that complements the
the local market largely higher, the         traditional components of a domestic
country witnessed a bout of profit           asset allocation. Thank you for your
taking, especially in more cyclical,         investment in AIM Global Equity Fund.
economically sensitive stocks. From a
broad market perspective,                    THE VIEWS AND OPINIONS EXPRESSED IN
emerging-market equities lagged              MANAGEMENT'S DISCUSSION OF FUND
developed markets.                           PERFORMANCE ARE THOSE OF A I M ADVISORS,
                                             INC. THESE VIEWS AND OPINIONS ARE
     Holdings in France and the United       SUBJECT TO CHANGE AT ANY TIME BASED ON
Kingdom benefited overall Fund               FACTORS SUCH AS MARKET AND ECONOMIC
performance during the reporting period.     CONDITIONS. THESE VIEWS AND OPINIONS MAY
From a sector perspective, industrials       NOT BE RELIED UPON AS INVESTMENT ADVICE
and materials contributed to the Fund,       OR RECOMMENDATIONS, OR AS AN OFFER FOR A
while financials and utilities detracted     PARTICULAR SECURITY. THE INFORMATION IS
from performance relative to the             NOT A COMPLETE ANALYSIS OF EVERY ASPECT
style-specific benchmark.                    OF ANY MARKET, COUNTRY, INDUSTRY,
                                             SECURITY OR THE FUND. STATEMENTS OF FACT
     Energy was one of the                   ARE FROM SOURCES CONSIDERED RELIABLE,
best-performing sectors for the market       BUT A I M ADVISORS, INC. MAKES NO
and the Fund during the first half of        REPRESENTATION OR WARRANTY AS TO THEIR
2006 as strong demand continued across       COMPLETENESS OR ACCURACY. ALTHOUGH
the world. A top energy sector               HISTORICAL PERFORMANCE IS NO GUARANTEE
contributor was NORSK HYDRO ASA, an          OF FUTURE RESULTS, THESE INSIGHTS MAY
offshore oil and gas producer and            HELP YOU UNDERSTAND OUR INVESTMENT
aluminum supplier with operations in         MANAGEMENT PHILOSOPHY.
nearly 40 countries. The stock price
benefited from the firm's stock                   See important Fund and index
repurchase initiatives, as well from         disclosures on the inside front cover.
recent acquisitions that have helped
increase international exposure and
boost exploration prospects.

     Information technology (IT) was one
of the poorer performing sectors for the                                                           [RIGHT ARROW GRAPHIC]
market and the Fund during the reporting
period because of concerns about slowing                                                  FOR A PRESENTATION OF YOUR FUND'S
IT spending and overall                                                                   LONG-TERM PERFORMANCE, PLEASE SEE PAGE 5.

AIM GLOBAL EQUITY FUND

YOUR FUND'S LONG-TERM PERFORMANCE

=========================================

AVERAGE ANNUAL TOTAL RETURNS
As of 6/30/06, including applicable sales charges

CLASS A SHARES
Inception (9/15/97)             8.69%
  5 Years                       9.97
  1 Year                        9.94

CLASS B SHARES
Inception (9/15/97)             8.89%
  5 Years                       10.36
  1 Year                        10.52

CLASS C SHARES
Inception (1/2/98)              9.53%
  5 Years                       10.59
  1 Year                        14.46

CLASS R SHARES
Inception                       9.22%
  5 Years                       11.04
  1 Year                        16.09

=========================================


CLASS R SHARES' INCEPTION DATE IS            REINVESTED DISTRIBUTIONS, CHANGES IN NET     1% FOR THE FIRST YEAR AFTER PURCHASE.
OCTOBER 31, 2005. RETURNS SINCE THAT         ASSET VALUE AND THE EFFECT OF THE            CLASS R SHARES DO NOT HAVE A FRONT-END
DATE ARE HISTORICAL RETURNS. ALL OTHER       MAXIMUM SALES CHARGE UNLESS OTHERWISE        SALES CHARGE; RETURNS SHOWN ARE AT NET
RETURNS ARE BLENDED RETURNS OF               STATED. PERFORMANCE FIGURES DO NOT           ASSET VALUE AND DO NOT REFLECT A 0.75%
HISTORICAL CLASS R SHARE PERFORMANCE AND     REFLECT DEDUCTION OF TAXES A SHAREHOLDER     CDSC THAT MAY BE IMPOSED ON A TOTAL
RESTATED CLASS A SHARE PERFORMANCE (FOR      WOULD PAY ON FUND DISTRIBUTIONS OR SALE      REDEMPTION OF RETIREMENT PLAN ASSETS
PERIODS PRIOR TO THE INCEPTION DATE OF       OF FUND SHARES. INVESTMENT RETURN AND        WITHIN THE FIRST YEAR.
CLASS R SHARES) AT NET ASSET VALUE,          PRINCIPAL VALUE WILL FLUCTUATE SO THAT
ADJUSTED TO REFLECT THE HIGHER RULE          YOU MAY HAVE A GAIN OR LOSS WHEN YOU              THE PERFORMANCE OF THE FUND'S SHARE
12b-1 FEES APPLICABLE TO CLASS R SHARES.     SELL SHARES.                                 CLASSES WILL DIFFER PRIMARILY DUE TO
CLASS A SHARES' INCEPTION DATE IS                                                         DIFFERENT SALES CHARGE STRUCTURES AND
SEPTEMBER 15, 1997.                               CLASS A SHARE PERFORMANCE REFLECTS      CLASS EXPENSES.
                                             THE MAXIMUM 5.50% SALES CHARGE, AND
     THE PERFORMANCE DATA QUOTED             CLASS B AND CLASS C SHARE PERFORMANCE             A REDEMPTION FEE OF 2% WILL BE
REPRESENT PAST PERFORMANCE AND CANNOT        REFLECTS THE APPLICABLE CONTINGENT           IMPOSED ON CERTAIN REDEMPTIONS OR
GUARANTEE COMPARABLE FUTURE RESULTS;         DEFERRED SALES CHARGE (CDSC) FOR THE         EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
CURRENT PERFORMANCE MAY BE LOWER OR          PERIOD INVOLVED. THE CDSC ON CLASS B         OF PURCHASE. EXCEPTIONS TO THE
HIGHER. PLEASE VISIT AIMINVESTMENTS.COM      SHARES DECLINES FROM 5% BEGINNING AT THE     REDEMPTION FEE ARE LISTED IN THE FUND'S
FOR THE MOST RECENT MONTH-END                TIME OF PURCHASE TO 0% AT THE BEGINNING      PROSPECTUS.
PERFORMANCE. PERFORMANCE FIGURES REFLECT     OF THE SEVENTH YEAR. THE CDSC ON CLASS C
                                             SHARES IS







Continued from inside front cover

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended
June 30, 2006, is available at our Web
site. Go to AIMinvestments.com, access
the About Us tab, click on Required
Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

AIM GLOBAL EQUITY FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur      together with the amount you invested,            THE HYPOTHETICAL ACCOUNT VALUES AND
two types of costs: (1) transaction          to estimate the expenses that you paid       EXPENSES MAY NOT BE USED TO ESTIMATE THE
costs, which may include sales charges       over the period. Simply divide your          ACTUAL ENDING ACCOUNT BALANCE OR
(loads) on purchase payments; contingent     account value by $1,000 (for example, an     EXPENSES YOU PAID FOR THE PERIOD. YOU
deferred sales charges on redemptions;       $8,600 account value divided by $1,000 =     MAY USE THIS INFORMATION TO COMPARE THE
and redemption fees, if any; and (2)         8.6), then multiply the result by the        ONGOING COSTS OF INVESTING IN THE FUND
ongoing costs, including management          number in the table under the heading        AND OTHER FUNDS. TO DO SO, COMPARE THIS
fees; distribution and/or service fees       entitled "Actual Expenses Paid During        5% HYPOTHETICAL EXAMPLE WITH THE 5%
(12b-1); and other Fund expenses. This       Period" to estimate the expenses you         HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
example is intended to help you              paid on your account during this period.     SHAREHOLDER REPORTS OF THE OTHER FUNDS.
understand your ongoing costs (in
dollars) of investing in the Fund and to     HYPOTHETICAL EXAMPLE FOR COMPARISON               Please note that the expenses shown
compare these costs with ongoing costs       PURPOSES                                     in the table are meant to highlight your
of investing in other mutual funds. The                                                   ongoing costs only and do not reflect
example is based on an investment of         The table below also provides                any transactional costs, such as sales
$1,000 invested at the beginning of the      information about hypothetical account       charges (loads) on purchase payments,
period and held for the entire period        values and hypothetical expenses based       contingent deferred sales charges on
January 1, 2006, through June 30, 2006.      on the Fund's actual expense ratio and       redemptions, and redemption fees, if
                                             an assumed rate of return of 5% per year     any. Therefore, the hypothetical
ACTUAL EXPENSES                              before expenses, which is not the Fund's     information is useful in comparing
                                             actual return. The Fund's actual             ongoing costs only, and will not help
The table below provides information         cumulative total returns at net asset        you determine the relative total costs
about actual account values and actual       value after expenses for the six months      of owning different funds. In addition,
expenses. You may use the information in     ended June 30, 2006, appear in the table     if these transactional costs were
this table,                                  "Fund vs. Indexes" on page 3.                included, your costs would have been
                                                                                          higher.

====================================================================================================================================

                                                 ACTUAL                              HYPOTHETICAL
                                                                           (5% ANNUAL RETURN BEFORE EXPENSES)

                BEGINNING             ENDING              EXPENSES            ENDING               EXPENSES           ANNUALIZED
SHARE          ACCOUNT VALUE       ACCOUNT VALUE         PAID DURING       ACCOUNT VALUE          PAID DURING          EXPENSE
CLASS            (1/1/06)           (6/30/06)(1)           PERIOD(2)         (6/30/06)             PERIOD(2)             RATIO
  A             $1,000.00            $1,075.90             $7.51             $1,017.55              $7.30                1.46%
  B              1,000.00             1,072.40             11.36              1,013.84              11.04                2.21
  C              1,000.00             1,071.80             11.35              1,013.84              11.04                2.21
  R              1,000.00             1,075.30              8.80              1,016.31               8.55                1.71

(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June
     30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2006, appear in the table "Fund vs. Indexes" on page 3.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================



                                                                                   [ARROW          For More Information Visit
                                                                                   BUTTON          AIMinvestments.com
                                                                                   IMAGE]

AIM GLOBAL EQUITY FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Growth          o The quality of services to be provided     o Overall performance of AIM. The Board
Series (the "Board") oversees the            by AIM. The Board reviewed the               considered the overall performance of
management of AIM Global Equity Fund         credentials and experience of the            AIM in providing investment advisory and
(the "Fund") and, as required by law,        officers and employees of AIM who will       portfolio administrative services to the
determines annually whether to approve       provide investment advisory services to      Fund and concluded that such performance
the continuance of the Fund's advisory       the Fund. In reviewing the                   was satisfactory.
agreement with A I M Advisors, Inc.          qualifications of AIM to provide
("AIM"). Based upon the recommendation       investment advisory services, the Board      o Fees relative to those of clients of
of the Investments Committee of the          considered such issues as AIM's              AIM with comparable investment
Board, at a meeting held on June 27,         portfolio and product review process,        strategies. The Board reviewed the
2006, the Board, including all of the        various back office support functions        effective advisory fee rate (before
independent trustees, approved the           provided by AIM and AIM's equity and         waivers) for the Fund under the Advisory
continuance of the advisory agreement        fixed income trading operations. Based       Agreement. The Board noted that this
(the "Advisory Agreement") between the       on the review of these and other             rate was (i) above the effective
Fund and AIM for another year, effective     factors, the Board concluded that the        advisory fee rate (before waivers) for a
July 1, 2006.                                quality of services to be provided by        mutual fund advised by AIM with
                                             AIM was appropriate and that AIM             investment strategies comparable to
     The Board considered the factors        currently is providing satisfactory          those of the Fund; (ii) above the
discussed below in evaluating the            services in accordance with the terms of     effective advisory fee rate (before
fairness and reasonableness of the           the Advisory Agreement.                      waivers) for one variable insurance fund
Advisory Agreement at the meeting on                                                      advised by AIM and offered to insurance
June 27, 2006 and as part of the Board's     o The performance of the Fund relative       company separate accounts with
ongoing oversight of the Fund. In their      to comparable funds. The Board reviewed      investment strategies comparable to
deliberations, the Board and the             the performance of the Fund during the       those of the Fund; (iii) above the
independent trustees did not identify        past one, three and five calendar years      effective advisory and sub-advisory fee
any particular factor that was               against the performance of funds advised     rates for two offshore funds advised and
controlling, and each trustee attributed     by other advisors with investment            sub-advised by AIM affiliates with
different weights to the various             strategies comparable to those of the        investment strategies comparable to
factors.                                     Fund. The Board noted that the Fund's        those of the Fund; (iv) above the
                                             performance was below median performance     effective sub-advisory fee rates for two
     One responsibility of the               of such comparable funds for the one         Canadian mutual funds advised by an AIM
independent Senior Officer of the Fund       year period and at or above such median      affiliate and sub-advised by AIM with
is to manage the process by which the        performance for the three and five year      investment strategies comparable to
Fund's proposed management fees are          periods. Based on this review and after      those of the Fund, although the total
negotiated to ensure that they are           taking account of all of the other           advisory fees for one such Canadian
negotiated in a manner which is at arms'     factors that the Board considered in         mutual fund were comparable to those for
length and reasonable. To that end, the      determining whether to continue the          the Fund; (v) above the effective
Senior Officer must either supervise a       Advisory Agreement for the Fund, the         sub-advisory fee rates for three
competitive bidding process or prepare       Board concluded that no changes should       collective trust funds sub-advised by an
an independent written evaluation. The       be made to the Fund and that it was not      AIM affiliate with investment strategies
Senior Officer has recommended an            necessary to change the Fund's portfolio     comparable to those of the Fund; and
independent written evaluation in lieu       management team at this time. Although       (vi) above the effective sub-advisory
of a competitive bidding process and,        the independent written evaluation of        fee rates for three mutual funds
upon the direction of the Board, has         the Fund's Senior Officer (discussed         sub-advised by an AIM affiliate with
prepared such an independent written         below) only considered Fund performance      investment strategies comparable to
evaluation. Such written evaluation also     through the most recent calendar year,       those of the Fund. The Board noted that
considered certain of the factors            the Board also reviewed more recent Fund     AIM has agreed to waive advisory fees of
discussed below. In addition, as             performance, which did not change their      the Fund and to limit the Fund's total
discussed below, the Senior Officer made     conclusions.                                 annual operating expenses, as discussed
a recommendation to the Board in                                                          below. Based on this review, the Board
connection with such written evaluation.     o The performance of the Fund relative       concluded that the advisory fee rate for
                                             to indices. The Board reviewed the           the Fund under the Advisory Agreement
     The discussion below serves as a        performance of the Fund during the past      was fair and reasonable.
summary of the Senior Officer's              one, three and five calendar years
independent written evaluation and           against the performance of the Lipper        o Fees relative to those of comparable
recommendation to the Board in               Global Multi-Cap Core Index. The Board       funds with other advisors. The Board
connection therewith, as well as a           noted that the Fund's performance in         reviewed the advisory fee rate for the
discussion of the material factors and       such periods was comparable to the           Fund under the Advisory Agreement. The
the conclusions with respect thereto         performance of such Index. Based on this     Board compared effective contractual
that formed the basis for the Board's        review and after taking account of all       advisory fee rates at a common asset
approval of the Advisory Agreement.          of the other factors that the Board          level at the end of the past calendar
After consideration of all of the            considered in determining whether to         year and noted that the Fund's rate was
factors below and based on its informed      continue the Advisory Agreement for the      below the median rate of the funds
business judgment, the Board determined      Fund, the Board concluded that no            advised by other advisors with
that the Advisory Agreement is in the        changes should be made to the Fund and       investment strategies comparable to
best interests of the Fund and its           that it was not necessary to change the      those of the Fund that the Board
shareholders and that the compensation       Fund's portfolio management team at this     reviewed. The Board noted that AIM has
to AIM under the Advisory Agreement is       time. Although the independent written       agreed to waive advisory fees of the
fair and reasonable and would have been      evaluation of the Fund's Senior Officer      Fund and to limit the Fund's total
obtained through arm's length                (discussed below) only considered Fund       annual operating expenses, as discussed
negotiations.                                performance through the most recent          below. Based on this review, the Board
                                             calendar year, the Board also reviewed       concluded that the advisory fee rate for
     Unless otherwise stated,                more recent Fund performance, which did      the Fund under the Advisory Agreement
information presented below is as of         not change their conclusions.                was fair and reasonable.
June 27, 2006 and does not reflect any
changes that may have occurred since         o Meetings with the Fund's portfolio         o Expense limitations and fee waivers.
June 27, 2006, including but not limited     managers and investment personnel. With      The Board noted that AIM has
to changes to the Fund's performance,        respect to the Fund, the Board is            contractually agreed to waive advisory
advisory fees, expense limitations           meeting periodically with such Fund's        fees of the Fund through December 31,
and/or fee waivers.                          portfolio managers and/or other              2009 to the extent necessary so that the
                                             investment personnel and believes that       advisory fees payable by the Fund do not
o The nature and extent of the advisory      such individuals are competent and able      exceed a specified maximum advisory fee
services to be provided by AIM. The          to continue to carry out their               rate, which maximum rate includes
Board reviewed the services to be            responsibilities under the Advisory          breakpoints and is based on net asset
provided by AIM under the Advisory           Agreement.                                   levels.
Agreement. Based on such review, the
Board concluded that the range of
services to be provided by AIM under the
Advisory Agreement was appropriate and
that AIM currently is providing services
in accordance with the terms of the
Advisory Agreement.
                                                                                                                       (continued)

AIM GLOBAL EQUITY FUND

The Board considered the contractual         received in connection with the              concluded that it was beneficial to
nature of this fee waiver and noted that     securities lending program in the money      maintain the current relationship, in
it remains in effect until December 31,      market funds according to the procedures     part, because of such knowledge. The
2009. The Board noted that AIM has           is in the best interests of the lending      Board also reviewed the general nature
contractually agreed to waive fees           Fund and its respective shareholders.        of the non-investment advisory services
and/or limit expenses of the Fund                                                         currently performed by AIM and its
through June 30, 2007 in an amount           o Independent written evaluation and         affiliates, such as administrative,
necessary to limit total annual              recommendations of the Fund's Senior         transfer agency and distribution
operating expenses to a specified            Officer. The Board noted that, upon          services, and the fees received by AIM
percentage of average daily net assets       their direction, the Senior Officer of       and its affiliates for performing such
for each class of the Fund. The Board        the Fund, who is independent of AIM and      services. In addition to reviewing such
considered the contractual nature of         AIM's affiliates, had prepared an            services, the trustees also considered
this fee waiver/expense limitation and       independent written evaluation in order      the organizational structure employed by
noted that it remains in effect until        to assist the Board in determining the       AIM and its affiliates to provide those
June 30, 2007. The Board considered the      reasonableness of the proposed               services. Based on the review of these
effect these fee waivers/expense             management fees of the AIM Funds,            and other factors, the Board concluded
limitations would have on the Fund's         including the Fund. The Board noted that     that AIM and its affiliates were
estimated expenses and concluded that        the Senior Officer's written evaluation      qualified to continue to provide
the levels of fee waivers/expense            had been relied upon by the Board in         non-investment advisory services to the
limitations for the Fund were fair and       this regard in lieu of a competitive         Fund, including administrative, transfer
reasonable.                                  bidding process. In determining whether      agency and distribution services, and
                                             to continue the Advisory Agreement for       that AIM and its affiliates currently
o Breakpoints and economies of scale.        the Fund, the Board considered the           are providing satisfactory
The Board reviewed the structure of the      Senior Officer's written evaluation and      non-investment advisory services.
Fund's advisory fee under the Advisory       the recommendation made by the Senior
Agreement, noting that it includes three     Officer to the Board that the Board          o Other factors and current trends. The
breakpoints. The Board reviewed the          consider whether the advisory fee            Board considered the steps that AIM and
level of the Fund's advisory fees, and       waivers for certain equity AIM Funds,        its affiliates have taken over the last
noted that such fees, as a percentage of     including the Fund, should be                several years, and continue to take, in
the Fund's net assets, would decrease as     simplified. The Board concluded that it      order to improve the quality and
net assets increase because the Advisory     would be advisable to consider this          efficiency of the services they provide
Agreement includes breakpoints. The          issue and reach a decision prior to the      to the Funds in the areas of investment
Board noted that, due to the Fund's          expiration date of such advisory fee         performance, product line
asset levels at the end of the past          waivers.                                     diversification, distribution, fund
calendar year and the way in which the                                                    operations, shareholder services and
advisory fee breakpoints have been           o Profitability of AIM and its               compliance. The Board concluded that
structured, the Fund has yet to benefit      affiliates. The Board reviewed               these steps taken by AIM have improved,
from the breakpoints. The Board noted        information concerning the profitability     and are likely to continue to improve,
that AIM has contractually agreed to         of AIM's (and its affiliates')               the quality and efficiency of the
waive advisory fees of the Fund through      investment advisory and other activities     services AIM and its affiliates provide
December 31, 2009 to the extent              and its financial condition. The Board       to the Fund in each of these areas, and
necessary so that the advisory fees          considered the overall profitability of      support the Board's approval of the
payable by the Fund do not exceed a          AIM, as well as the profitability of AIM     continuance of the Advisory Agreement
specified maximum advisory fee rate,         in connection with managing the Fund.        for the Fund.
which maximum rate includes breakpoints      The Board noted that AIM's operations
and is based on net asset levels. The        remain profitable, although increased
Board concluded that the Fund's fee          expenses in recent years have reduced
levels under the Advisory Agreement          AIM's profitability. Based on the review
therefore would reflect economies of         of the profitability of AIM's and its
scale at higher asset levels and that it     affiliates' investment advisory and
was not necessary to change the advisory     other activities and its financial
fee breakpoints in the Fund's advisory       condition, the Board concluded that the
fee schedule.                                compensation to be paid by the Fund to
                                             AIM under its Advisory Agreement was not
o Investments in affiliated money market     excessive.
funds. The Board also took into account
the fact that uninvested cash and cash       o Benefits of soft dollars to AIM. The
collateral from securities lending           Board considered the benefits realized
arrangements, if any (collectively,          by AIM as a result of brokerage
"cash balances") of the Fund may be          transactions executed through "soft
invested in money market funds advised       dollar" arrangements. Under these
by AIM pursuant to the terms of an SEC       arrangements, brokerage commissions paid
exemptive order. The Board found that        by the Fund and/or other funds advised
the Fund may realize certain benefits        by AIM are used to pay for research and
upon investing cash balances in AIM          execution services. This research may be
advised money market funds, including a      used by AIM in making investment
higher net return, increased liquidity,      decisions for the Fund. The Board
increased diversification or decreased       concluded that such arrangements were
transaction costs. The Board also found      appropriate.
that the Fund will not receive reduced
services if it invests its cash balances     o AIM's financial soundness in light of
in such money market funds. The Board        the Fund's needs. The Board considered
noted that, to the extent the Fund           whether AIM is financially sound and has
invests uninvested cash in affiliated        the resources necessary to perform its
money market funds, AIM has voluntarily      obligations under the Advisory
agreed to waive a portion of the             Agreement, and concluded that AIM has
advisory fees it receives from the Fund      the financial resources necessary to
attributable to such investment. The         fulfill its obligations under the
Board further determined that the            Advisory Agreement.
proposed securities lending program and
related procedures with respect to the       o Historical relationship between the
lending Fund is in the best interests of     Fund and AIM. In determining whether to
the lending Fund and its respective          continue the Advisory Agreement for the
shareholders. The Board therefore            Fund, the Board also considered the
concluded that the investment of cash        prior relationship between AIM and the
collateral                                   Fund, as well as the Board's knowledge
                                             of AIM's operations, and

SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/06

AIM GLOBAL EQUITY FUND

INSTITUTIONAL CLASS SHARES                   ========================================          PLEASE NOTE THAT PAST PERFORMANCE
                                             AVERAGE ANNUAL TOTAL RETURNS                 IS NOT INDICATIVE OF FUTURE RESULTS.
The following information has been           For periods ended 6/30/06                    MORE RECENT RETURNS MAY BE MORE OR LESS
prepared to provide Institutional Class                                                   THAN THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     Inception                       9.55%        REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings.                    5 Years                      11.49         INVESTMENT RETURN AND PRINCIPAL VALUE
Institutional Class shares are offered         1 Year                       16.91         WILL FLUCTUATE SO YOUR SHARES, WHEN
exclusively to institutional investors,        6 Months*                     7.87         REDEEMED, MAY BE WORTH MORE OR LESS THAN
including defined contribution plans                                                      THEIR ORIGINAL COST. SEE FULL REPORT FOR
that meet certain criteria.                  *Cumulative total return that has not        INFORMATION ON COMPARATIVE BENCHMARKS.
                                             been annualized                              PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             ========================================     MORE INFORMATION. FOR THE MOST CURRENT
                                                                                          MONTH-END PERFORMANCE, PLEASE CALL
                                                  INSTITUTIONAL CLASS SHARES'             800-451-4246 OR VISIT
                                             INCEPTION DATE IS APRIL 30, 2004.            AIMINVESTMENTS.COM.
                                             RETURNS SINCE THAT DATE ARE HISTORICAL
                                             RETURNS. ALL OTHER RETURNS ARE BLENDED            A REDEMPTION FEE OF 2% WILL BE
                                             RETURNS OF HISTORICAL INSTITUTIONAL          IMPOSED ON CERTAIN REDEMPTIONS OR
                                             CLASS SHARE PERFORMANCE AND RESTATED         EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
                                             CLASS A SHARE PERFORMANCE (FOR PERIODS       OF PURCHASE. EXCEPTIONS TO THE
                                             PRIOR TO THE INCEPTION DATE OF               REDEMPTION FEE ARE LISTED IN THE FUND'S
                                             INSTITUTIONAL CLASS SHARES) AT NET ASSET     PROSPECTUS.
                                             VALUE (NAV) AND REFLECT THE HIGHER RULE
                                             12b-1 FEES APPLICABLE TO CLASS A SHARES.
                                             CLASS A SHARES' INCEPTION DATE IS
                                             SEPTEMBER 15, 1997.

                                                  INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS
                                             AT NAV. PERFORMANCE OF INSTITUTIONAL
                                             CLASS SHARES WILL DIFFER FROM
                                             PERFORMANCE OF OTHER SHARE CLASSES
=======================================      PRIMARILY DUE TO DIFFERING SALES CHARGES
NASDAQ SYMBOL                  GNDIX         AND CLASS EXPENSES.
=======================================

                                                                                       Over for information on your Fund's expenses.

=====================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=====================================================================================

                      FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


AIMinvestments.com    GEQ-INS-2    A I M Distributors, Inc.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      divide your account value by $1,000 (for          THE HYPOTHETICAL ACCOUNT VALUES AND
                                             example, an $8,600 account value divided     EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder of the Fund, you incur      by $1,000 = 8.6), then multiply the          ACTUAL ENDING ACCOUNT BALANCE OR
ongoing costs, including management fees     result by the number in the table under      EXPENSES YOU PAID FOR THE PERIOD. YOU
and other Fund expenses. This example is     the heading entitled "Actual Expenses        MAY USE THIS INFORMATION TO COMPARE THE
intended to help you understand your         Paid During Period" to estimate the          ONGOING COSTS OF INVESTING IN THE FUND
ongoing costs (in dollars) of investing      expenses you paid on your account during     AND OTHER FUNDS. TO DO SO, COMPARE THIS
in the Fund and to compare these costs       this period.                                 5% HYPOTHETICAL EXAMPLE WITH THE 5%
with ongoing costs of investing in other                                                  HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
mutual funds. The example is based on an     HYPOTHETICAL EXAMPLE FOR                     SHAREHOLDER REPORTS OF THE OTHER FUNDS.
investment of $1,000 invested at the         COMPARISON PURPOSES
beginning of the period and held for the                                                       Please note that the expenses shown
entire period January 1, 2006, through       The table below also provides                in the table are meant to highlight your
June 30, 2006.                               information about hypothetical account       ongoing costs only. Therefore, the
                                             values and hypothetical expenses based       hypothetical information is useful in
ACTUAL EXPENSES                              on the Fund's actual expense ratio and       comparing ongoing costs only, and will
                                             an assumed rate of return of 5% per year     not help you determine the relative
The table below provides information         before expenses, which is not the Fund's     total costs of owning different funds.
about actual account values and actual       actual return. The Fund's actual
expenses. You may use the information in     cumulative total return after expenses
this table, together with the amount you     for the six months ended June 30, 2006,
invested, to estimate the expenses that      appears in the table on the front of
you paid over the period. Simply             this supplement.

====================================================================================================================================

                                                      ACTUAL                          HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                        BEGINNING          ENDING              EXPENSES        ENDING             EXPENSES         ANNUALIZED
   SHARE              ACCOUNT VALUE     ACCOUNT VALUE         PAID DURING   ACCOUNT VALUE       PAID DURING         EXPENSE
   CLASS                (1/1/06)        (6/30/06)(1)           PERIOD(2)      (6/30/06)           PERIOD(2)          RATIO
Institutional          $1,000.00         $1,078.70              $5.36         $1,019.64            $5.21             1.04%

(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June
     30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended June 30, 2006, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
====================================================================================================================================

AIMinvestments.com    GEQ-INS-2    A I M Distributors, Inc.

AIM GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)


                                                 SHARES        VALUE
------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-50.43%

AUSTRALIA-1.77%

Australia and New Zealand Banking Group Ltd.
  (Diversified Banks)(a)(b)                       216,032   $  4,279,041
------------------------------------------------------------------------
Commonwealth Bank of Australia (Diversified
  Banks)(a)                                       123,027      4,055,155
------------------------------------------------------------------------
St. George Bank Ltd. (Diversified Banks)(a)         8,771        190,959
========================================================================
                                                               8,525,155
========================================================================

BELGIUM-0.71%

GIMV N.V. (Multi-Sector Holdings)(a)               24,796      1,441,299
------------------------------------------------------------------------
Option N.V. (Communications
  Equipment)(a)(b)(c)                              83,076      1,987,156
========================================================================
                                                               3,428,455
========================================================================

CANADA-5.47%

Aur Resources Inc. (Diversified Metals &
  Mining)                                         312,500      4,982,979
------------------------------------------------------------------------
Canadian National Railway Co. (Railroads)         156,800      6,849,026
------------------------------------------------------------------------
Galleon Energy Inc. (Oil & Gas Exploration &
  Production)(c)                                   42,000        815,695
------------------------------------------------------------------------
Husky Energy Inc. (Integrated Oil & Gas)           71,300      4,474,853
------------------------------------------------------------------------
MacDonald, Dettwiler and Associates Ltd.
  (Application Software)(c)                        32,600      1,341,614
------------------------------------------------------------------------
Manulife Financial Corp. (Life & Health
  Insurance)                                       31,800      1,007,584
------------------------------------------------------------------------
Petrobank Energy and Resources Ltd. (Oil &
  Gas Exploration & Production)(c)                 86,100      1,173,916
------------------------------------------------------------------------
Rothmans, Inc. (Tobacco)                          134,400      2,347,756
------------------------------------------------------------------------
Russel Metals Inc. (Trading Companies &
  Distributors)                                    79,900      1,853,812
------------------------------------------------------------------------
Shaw Communications, Inc.-Class B
  (Broadcasting & Cable TV)                        55,300      1,562,944
========================================================================
                                                              26,410,179
========================================================================

DENMARK-1.96%

Alk-Abello A/S (Pharmaceuticals)(a)(c)              4,600        629,108
------------------------------------------------------------------------
Danske Bank A.S. (Diversified Banks)(a)(b)        104,900      3,984,957
------------------------------------------------------------------------
Novo Nordisk A.S.-Class B
  (Pharmaceuticals)(a)                             28,400      1,807,035
------------------------------------------------------------------------
William Demant Holdings A.S. (Health Care
  Equipment)(c)                                    40,500      3,028,622
========================================================================
                                                               9,449,722
========================================================================

FINLAND-0.65%

Nokia Oyj (Communications Equipment)(a)(b)        156,000      3,156,946
========================================================================

FRANCE-9.97%

Assurances Generales de France (Multi-Line
  Insurance)                                       85,868     10,133,352
------------------------------------------------------------------------
Axa (Multi-Line Insurance)                        129,039      4,235,777
------------------------------------------------------------------------

                                                 SHARES        VALUE
------------------------------------------------------------------------

FRANCE-(CONTINUED)

BNP Paribas (Diversified Banks)(a)                  7,912   $    756,291
------------------------------------------------------------------------
Christian Dior S.A. (Apparel, Accessories &
  Luxury Goods)(a)                                  5,719        559,676
------------------------------------------------------------------------
Credit Agricole S.A. (Diversified Banks)(a)        78,158      2,969,019
------------------------------------------------------------------------
Essilor International S.A. (Health Care
  Supplies)(a)                                     36,152      3,635,863
------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A.
  (Apparel, Accessories & Luxury Goods)            69,660      6,915,134
------------------------------------------------------------------------
PagesJaunes S.A. (Publishing)(b)                  313,714      9,852,373
------------------------------------------------------------------------
Societe Generale (Diversified Banks)               61,290      9,016,603
========================================================================
                                                              48,074,088
========================================================================

GERMANY-1.75%

Deutsche Bank A.G. (Diversified Capital
  Markets)                                          8,183        921,193
------------------------------------------------------------------------
Norddeutsche Affinerie A.G. (Diversified
  Metals & Mining)(b)                              78,483      1,921,644
------------------------------------------------------------------------
ThyssenKrupp A.G. (Steel)                          82,975      2,841,522
------------------------------------------------------------------------
Wincor Nixdorf A.G. (Computer Hardware)            21,389      2,734,820
========================================================================
                                                               8,419,179
========================================================================

GREECE-0.92%

OPAP S.A. (Casinos & Gaming)(a)                   122,222      4,425,696
========================================================================

INDIA-0.13%

Syndicate Bank (Diversified Banks)(a)             566,828        612,587
========================================================================

JAPAN-10.73%

Chubu Electric Power Co., Inc. (Electric
  Utilities)(a)(b)                                295,700      7,978,940
------------------------------------------------------------------------
Chugoku Electric Power Co., Inc. (Electric
  Utilities)(a)                                   150,200      3,174,647
------------------------------------------------------------------------
Daiwa Securities Group Inc. (Investment
  Banking & Brokerage)(a)                         408,000      4,895,881
------------------------------------------------------------------------
Eizo Nanao Corp. (Computer Storage &
  Peripherals)(a)(b)                               13,400        418,654
------------------------------------------------------------------------
Japan General Estate Co., Ltd. (The)
  (Homebuilding)(b)                                63,600      1,308,962
------------------------------------------------------------------------
Kyushu Electric Power Co., Inc. (Electric
  Utilities)(a)                                   412,400      9,599,408
------------------------------------------------------------------------
Marusan Securities Co., Ltd. (Investment
  Banking & Brokerage)(a)                          29,000        439,971
------------------------------------------------------------------------
Mizuho Financial Group, Inc. (Diversified
  Banks)(a)                                           192      1,632,914
------------------------------------------------------------------------
Nikko Cordial Corp. (Investment Banking &
  Brokerage)(a)                                   366,000      4,710,751
------------------------------------------------------------------------
Nomura Holdings, Inc. (Investment Banking &
  Brokerage)                                      201,200      3,771,676
------------------------------------------------------------------------
NTT DoCoMo, Inc. (Wireless Telecommunication
  Services)(a)                                      1,056      1,549,083
------------------------------------------------------------------------

AIM GLOBAL EQUITY FUND


                                                 SHARES        VALUE
------------------------------------------------------------------------
JAPAN-(CONTINUED)

Shinko Securities Co., Ltd. (Investment
  Banking & Brokerage)(a)                         102,000   $    434,029
------------------------------------------------------------------------
Tamron Co., Ltd. (Photographic
  Products)(a)(b)                                  75,800      1,263,872
------------------------------------------------------------------------
Tokai Tokyo Securities Co., Ltd. (Investment
  Banking & Brokerage)(a)(b)                      113,000        659,455
------------------------------------------------------------------------
Tokyo Electric Power Co., Inc. (The)
  (Electric Utilities)(a)                         286,900      7,913,264
------------------------------------------------------------------------
Yamato Kogyo Co., Ltd. (Steel)(a)                  27,800        624,876
------------------------------------------------------------------------
Yodogawa Steel Works, Ltd. (Steel)(a)(b)          248,000      1,360,898
========================================================================
                                                              51,737,281
========================================================================

NETHERLANDS-2.08%

ING Groep N.V. (Other Diversified Financial
  Services)(a)                                    256,227     10,055,234
========================================================================

NORWAY-1.64%

DNB NOR A.S.A. (Diversified Banks)(a)(b)          185,400      2,298,894
------------------------------------------------------------------------
Norsk Hydro A.S.A. (Oil & Gas Exploration &
  Production)(a)                                  209,980      5,599,224
========================================================================
                                                               7,898,118
========================================================================

PORTUGAL-0.45%

Semapa-Sociedade de Investimento e Gestao,
  SGPS, S.A. (Construction Materials)             204,796      2,161,379
========================================================================

SPAIN-0.64%

Gestevision Telecinco S.A. (Broadcasting &
  Cable TV)(a)                                     74,378      1,781,601
------------------------------------------------------------------------
Telefonica Publicidad e Informacion, S.A.
  (Publishing)                                    122,494      1,327,253
========================================================================
                                                               3,108,854
========================================================================

SWEDEN-1.36%

Industrivarden A.B.-Class C (Multi-Sector
  Holdings)(a)(b)                                 203,500      5,347,453
------------------------------------------------------------------------
Investor A.B.-Class A (Multi-Sector
  Holdings)(a)(b)                                  65,400      1,192,763
========================================================================
                                                               6,540,216
========================================================================

SWITZERLAND-0.12%

Novartis A.G. (Pharmaceuticals)                    10,709        579,888
========================================================================

TAIWAN-1.74%

China Steel Corp. (Steel)(a)                    5,884,225      5,842,707
------------------------------------------------------------------------
U-Ming Marine Transport Corp. (Marine)(a)       1,175,000      1,359,920
------------------------------------------------------------------------
Yang Ming Marine Transport (Marine)(a)          1,904,000      1,194,473
========================================================================
                                                               8,397,100
========================================================================

UNITED KINGDOM-8.34%

AstraZeneca PLC (Pharmaceuticals)(a)              109,518      6,568,305
------------------------------------------------------------------------
Aviva PLC (Multi-Line Insurance)(a)               187,527      2,650,806
------------------------------------------------------------------------
GlaxoSmithKline PLC (Pharmaceuticals)             150,994      4,219,214
------------------------------------------------------------------------

                                                 SHARES        VALUE
------------------------------------------------------------------------

UNITED KINGDOM-(CONTINUED)

HSBC Holdings PLC (Diversified Banks)(a)           90,400   $  1,583,794
------------------------------------------------------------------------
Legal & General Group PLC (Life & Health
  Insurance)(a)                                 2,607,517      6,174,702
------------------------------------------------------------------------
Lloyds TSB Group PLC (Diversified Banks)(b)       354,496      3,484,352
------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)(a)     196,862      7,341,609
------------------------------------------------------------------------
Tesco PLC (Food Retail)(a)                      1,331,683      8,217,278
========================================================================
                                                              40,240,060
========================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $217,107,788)                   243,220,137
========================================================================

DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS-46.60%

AEROSPACE & DEFENSE-1.05%

General Dynamics Corp.                             77,270      5,058,094
========================================================================

AIR FREIGHT & LOGISTICS-0.20%

EGL, Inc.(b)(c)                                    19,178        962,736
========================================================================

AIRLINES-0.28%

US Airways Group, Inc.(b)(c)                       27,005      1,364,833
========================================================================

APPAREL RETAIL-0.90%

Buckle, Inc. (The)                                 16,983        711,078
------------------------------------------------------------------------
Dress Barn, Inc. (The)(c)                          99,526      2,522,984
------------------------------------------------------------------------
Too Inc.(c)                                        28,526      1,095,113
========================================================================
                                                               4,329,175
========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.47%

Phillips-Van Heusen Corp.                          59,059      2,253,691
========================================================================

COAL & CONSUMABLE FUELS-0.58%

Peabody Energy Corp.(b)                            49,943      2,784,322
========================================================================

COMMODITY CHEMICALS-1.01%

Lyondell Chemical Co.                             156,289      3,541,509
------------------------------------------------------------------------
Westlake Chemical Corp.                            44,015      1,311,647
========================================================================
                                                               4,853,156
========================================================================

COMMUNICATIONS EQUIPMENT-1.66%

Cisco Systems, Inc.(c)                             75,433      1,473,206
------------------------------------------------------------------------
Corning Inc.(c)                                    52,505      1,270,096
------------------------------------------------------------------------
QUALCOMM Inc.                                     131,252      5,259,268
========================================================================
                                                               8,002,570
========================================================================

COMPUTER HARDWARE-3.24%

Hewlett-Packard Co.(b)                            326,738     10,351,060
------------------------------------------------------------------------
International Business Machines Corp.              68,576      5,268,008
========================================================================
                                                              15,619,068
========================================================================

AIM GLOBAL EQUITY FUND


                                                 SHARES        VALUE
------------------------------------------------------------------------

COMPUTER STORAGE & PERIPHERALS-0.64%

Brocade Communications Systems, Inc.(c)           247,492   $  1,519,601
------------------------------------------------------------------------
Komag, Inc.(b)(c)                                  34,371      1,587,253
========================================================================
                                                               3,106,854
========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.73%

Cummins Inc.(b)                                    68,384      8,359,944
========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.11%

Global Payments Inc.                               32,335      1,569,864
------------------------------------------------------------------------
Paychex, Inc.(b)                                   96,547      3,763,402
========================================================================
                                                               5,333,266
========================================================================

DEPARTMENT STORES-0.40%

Kohl's Corp.(c)                                    32,542      1,923,883
========================================================================

DIVERSIFIED CHEMICALS-3.41%

Ashland Inc.                                      121,285      8,089,709
------------------------------------------------------------------------
Dow Chemical Co. (The)                             43,517      1,698,469
------------------------------------------------------------------------
Eastman Chemical Co.(b)                           123,609      6,674,886
========================================================================
                                                              16,463,064
========================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-1.24%

Corporate Executive Board Co. (The)(b)             29,075      2,913,315
------------------------------------------------------------------------
West Corp.(c)                                      64,085      3,070,312
========================================================================
                                                               5,983,627
========================================================================

ELECTRIC UTILITIES-1.05%

Allegheny Energy, Inc.(c)                          43,176      1,600,534
------------------------------------------------------------------------
FirstEnergy Corp.                                  63,773      3,457,135
========================================================================
                                                               5,057,669
========================================================================

GAS UTILITIES-0.46%

Questar Corp.(b)                                   27,828      2,239,876
========================================================================

GENERAL MERCHANDISE STORES-0.47%

Conn's, Inc.(b)(c)                                 84,674      2,248,095
========================================================================

HEALTH CARE TECHNOLOGY-0.38%

IMS Health Inc.                                    68,322      1,834,446
========================================================================

HOME IMPROVEMENT RETAIL-0.31%

Lowe's Cos., Inc.                                  24,600      1,492,482
========================================================================

HOMEBUILDING-0.23%

Centex Corp.                                       21,996      1,106,399
========================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.79%

TXU Corp.                                          64,153      3,835,708
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES-1.57%

3M Co.                                             93,612   $  7,561,041
========================================================================

INDUSTRIAL MACHINERY-1.39%

Eaton Corp.                                        88,774      6,693,560
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.92%

Verizon Communications Inc.(b)                    276,883      9,272,812
========================================================================

INVESTMENT BANKING & BROKERAGE-0.24%

Lehman Brothers Holdings Inc.                      18,004      1,172,961
========================================================================

INVESTMENT COMPANIES-EXCHANGE TRADED
  FUNDS-0.39%

Energy Select Sector Standard & Poor's
  Depositary Receipts Fund(b)                      32,965      1,869,775
========================================================================

IT CONSULTING & OTHER SERVICES-0.81%

Accenture Ltd.-Class A(b)                         138,828      3,931,609
========================================================================

LEISURE PRODUCTS-0.27%

JAKKS Pacific, Inc.(c)                             65,577      1,317,442
========================================================================

LIFE & HEALTH INSURANCE-1.84%

Prudential Financial, Inc.(b)                     114,172      8,871,164
========================================================================

LIFE SCIENCES TOOLS & SERVICES-0.45%

Applera Corp.-Applied Biosystems Group             67,464      2,182,460
========================================================================

MANAGED HEALTH CARE-2.32%

Aetna Inc.                                         46,709      1,865,091
------------------------------------------------------------------------
Humana Inc.(c)                                     34,749      1,866,021
------------------------------------------------------------------------
UnitedHealth Group Inc.                           167,118      7,483,544
========================================================================
                                                              11,214,656
========================================================================

MARINE-1.00%

Overseas Shipholding Group, Inc.(b)                81,394      4,814,455
========================================================================

MULTI-UTILITIES-0.25%

MDU Resources Group, Inc.                          32,417      1,186,786
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.02%

Apache Corp.                                       40,100      2,736,825
------------------------------------------------------------------------
GMX Resources Inc.(b)(c)                           24,904        770,031
------------------------------------------------------------------------
Parallel Petroleum Corp.(c)                        56,604      1,398,685
========================================================================
                                                               4,905,541
========================================================================

OIL & GAS STORAGE & TRANSPORTATION-1.42%

Energy Transfer Partners, L.P.                    122,284      5,459,981
------------------------------------------------------------------------
Suburban Propane Partners, L.P.(b)                 44,153      1,391,702
========================================================================
                                                               6,851,683
========================================================================

AIM GLOBAL EQUITY FUND


                                                 SHARES        VALUE
------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-1.36%

Bank of America Corp.                              22,506   $  1,082,539
------------------------------------------------------------------------
JPMorgan Chase & Co.                              130,365      5,475,330
========================================================================
                                                               6,557,869
========================================================================

PHARMACEUTICALS-0.14%

Merck & Co. Inc.                                   17,986        655,230
========================================================================

PUBLISHING-1.22%

McGraw-Hill Cos., Inc. (The)                      117,435      5,898,760
========================================================================

RAILROADS-0.16%

Burlington Northern Santa Fe Corp.                  9,539        755,966
========================================================================

RESTAURANTS-0.30%

Starbucks Corp.(b)(c)                              38,560      1,456,026
========================================================================

SEMICONDUCTOR EQUIPMENT-0.56%

Lam Research Corp.(b)(c)                           58,334      2,719,531
========================================================================

SEMICONDUCTORS-0.71%

Intel Corp.(b)                                     95,301      1,805,954
------------------------------------------------------------------------
Texas Instruments Inc.(b)                          53,381      1,616,910
========================================================================
                                                               3,422,864
========================================================================

SPECIALIZED CONSUMER SERVICES-0.23%

Jackson Hewitt Tax Service Inc.                    35,740      1,120,449
========================================================================

SPECIALIZED FINANCE-2.69%

Chicago Mercantile Exchange Holdings Inc.           3,252      1,597,220
------------------------------------------------------------------------
CIT Group, Inc.                                    22,062      1,153,622
------------------------------------------------------------------------
Moody's Corp.(b)                                  187,944     10,235,430
========================================================================
                                                              12,986,272
========================================================================

STEEL-0.64%

Commercial Metals Co.                              61,967      1,592,552
------------------------------------------------------------------------
Nucor Corp.                                        27,344      1,483,412
========================================================================
                                                               3,075,964
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE-0.97%

Corus Bankshares, Inc.(b)                          79,398   $  2,078,640
------------------------------------------------------------------------
Downey Financial Corp.                             19,258      1,306,655
------------------------------------------------------------------------
Fremont General Corp.(b)                           69,686      1,293,372
========================================================================
                                                               4,678,667
========================================================================

TOBACCO-1.12%

Reynolds American Inc.(b)                          46,804      5,396,501
========================================================================
    Total Domestic Common Stocks & Other
      Equity Interests (Cost $206,904,306)                   224,783,002
========================================================================

MONEY MARKET FUNDS-2.35%

Liquid Assets Portfolio-Institutional
  Class(d)                                      5,670,373      5,670,373
------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)        5,670,373      5,670,373
========================================================================
    Total Money Market Funds (Cost
      $11,340,746)                                            11,340,746
========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-99.38% (Cost
  $435,352,840)                                              479,343,885
========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-15.84%

Liquid Assets Portfolio-Institutional
  Class(d)(e)                                  38,201,520     38,201,520
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(d)(e)                                  38,201,520     38,201,520
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $76,403,040)                                      76,403,040
========================================================================
TOTAL INVESTMENTS-115.22% (Cost $511,755,880)                555,746,925
========================================================================
OTHER ASSETS LESS LIABILITIES-(15.22)%                       (73,396,226)
========================================================================
NET ASSETS-100.00%                                          $482,350,699
________________________________________________________________________
========================================================================

Investment Abbreviations:

Rts.  -Rights

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2006 was $148,356,194, which represented 30.76% of the Fund's Net Assets. See Note 1A.
(b) All or a portion of this security was out on loan at June 30, 2006.
(c) Non-income producing security.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM GLOBAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $424,012,094)*     $468,003,139
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $87,743,786)                             87,743,786
===========================================================
    Total investments (Cost $511,755,880)       555,746,925
===========================================================
Foreign currencies, at value (cost
  $1,872,302)                                     1,878,609
-----------------------------------------------------------
Receivables for:
  Investments sold                                   71,741
-----------------------------------------------------------
  Fund shares sold                                1,251,538
-----------------------------------------------------------
  Dividends                                         896,451
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               19,211
-----------------------------------------------------------
Other assets                                         73,525
===========================================================
    Total assets                                559,938,000
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            720,634
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 32,086
-----------------------------------------------------------
  Collateral upon return of securities loaned    76,403,040
-----------------------------------------------------------
Accrued distribution fees                           163,644
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,920
-----------------------------------------------------------
Accrued transfer agent fees                         155,482
-----------------------------------------------------------
Accrued operating expenses                          110,495
===========================================================
    Total liabilities                            77,587,301
===========================================================
Net assets applicable to shares outstanding    $482,350,699
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $401,517,397
-----------------------------------------------------------
Undistributed net investment income               2,612,885
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign
  currencies                                     34,219,343
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              44,001,074
===========================================================
                                               $482,350,699
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $297,081,199
___________________________________________________________
===========================================================
Class B                                        $ 97,061,373
___________________________________________________________
===========================================================
Class C                                        $ 37,403,797
___________________________________________________________
===========================================================
Class R                                        $    110,822
___________________________________________________________
===========================================================
Institutional Class                            $ 50,693,508
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          17,767,668
___________________________________________________________
===========================================================
Class B                                           6,068,546
___________________________________________________________
===========================================================
Class C                                           2,341,933
___________________________________________________________
===========================================================
Class R                                               6,638
___________________________________________________________
===========================================================
Institutional Class                               3,005,735
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      16.72
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $16.72 divided by
      94.50%)                                  $      17.69
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      15.99
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      15.97
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      16.70
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      16.87
___________________________________________________________
===========================================================

* At June 30, 2006, securities with an aggregate value of $75,045,567 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM GLOBAL EQUITY FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $508,038)        $ 6,098,433
-------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $211,500, after compensation
  to counterparties of $745,845)                                  458,664
-------------------------------------------------------------------------
Interest                                                            1,422
=========================================================================
    Total investment income                                     6,558,519
=========================================================================

EXPENSES:

Advisory fees                                                   2,306,611
-------------------------------------------------------------------------
Administrative services fees                                       74,248
-------------------------------------------------------------------------
Custodian fees                                                    151,238
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         362,628
-------------------------------------------------------------------------
  Class B                                                         496,337
-------------------------------------------------------------------------
  Class C                                                         186,981
-------------------------------------------------------------------------
  Class R                                                             137
-------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                              589,003
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                               23,696
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          15,150
-------------------------------------------------------------------------
Other                                                             106,943
=========================================================================
    Total expenses                                              4,312,972
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                    (449,926)
=========================================================================
    Net expenses                                                3,863,046
=========================================================================
Net investment income                                           2,695,473
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities (includes net gains from securities
    sold to affiliates of $627,778 and net of tax on the
    sale of foreign investments of $145 -- Note 1H)            31,276,804
-------------------------------------------------------------------------
  Foreign currencies                                              622,577
=========================================================================
                                                               31,899,381
=========================================================================
Change in net unrealized (depreciation) of:
  Investment securities                                        (1,997,519)
-------------------------------------------------------------------------
  Foreign currencies                                              126,209
=========================================================================
                                                               (1,871,310)
=========================================================================
Net gain from investment securities and foreign currencies     30,028,071
=========================================================================
Net increase in net assets resulting from operations          $32,723,544
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM GLOBAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 and the year ended December 31, 2005 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2006            2005
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  2,695,473    $  2,718,875
------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and futures contracts                            31,899,381      38,993,225
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (1,871,310)     (6,320,465)
==========================================================================================
    Net increase in net assets resulting from operations        32,723,544      35,391,635
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                               --      (2,106,378)
------------------------------------------------------------------------------------------
  Class B                                                               --        (208,571)
------------------------------------------------------------------------------------------
  Class C                                                               --         (76,460)
------------------------------------------------------------------------------------------
  Class R                                                               --             (82)
------------------------------------------------------------------------------------------
  Institutional Class                                                   --        (511,441)
==========================================================================================
    Total distributions from net investment income                      --      (2,902,932)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                               --     (22,635,247)
------------------------------------------------------------------------------------------
  Class B                                                               --      (8,553,337)
------------------------------------------------------------------------------------------
  Class C                                                               --      (3,135,964)
------------------------------------------------------------------------------------------
  Class R                                                               --            (917)
------------------------------------------------------------------------------------------
  Institutional Class                                                   --      (3,568,082)
==========================================================================================
    Total distributions from net realized gains                         --     (37,893,547)
==========================================================================================
    Decrease in net assets resulting from distributions                 --     (40,796,479)
==========================================================================================
Share transactions-net:
  Class A                                                       12,040,098      85,167,440
------------------------------------------------------------------------------------------
  Class B                                                       (5,190,972)     22,512,409
------------------------------------------------------------------------------------------
  Class C                                                         (405,842)     15,462,796
------------------------------------------------------------------------------------------
  Class R                                                           96,903          14,998
------------------------------------------------------------------------------------------
  Institutional Class                                            7,709,068      27,556,460
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                               14,249,255     150,714,103
==========================================================================================
    Net increase in net assets                                  46,972,799     145,309,259
==========================================================================================

NET ASSETS:

  Beginning of period                                          435,377,900     290,068,641
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $2,612,885 and $(82,588), respectively)  $482,350,699    $435,377,900
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Equity Fund (the "Fund") is a series portfolio of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM GLOBAL EQUITY FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

H. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

I. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

J. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

K. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM GLOBAL EQUITY FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $500 million                                              0.975%
----------------------------------------------------------------------
Next $500 million                                               0.95%
----------------------------------------------------------------------
Next $500 million                                               0.925%
----------------------------------------------------------------------
Over $1.5 billion                                               0.90%
 _____________________________________________________________________
======================================================================


    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund based on the Fund's average daily net assets do not exceed the annual rate of:

AVERAGE NET ASSETS                                              RATE
---------------------------------------------------------------------
First $250 million                                              0.80%
---------------------------------------------------------------------
Next $250 million                                               0.78%
---------------------------------------------------------------------
Next $500 million                                               0.76%
---------------------------------------------------------------------
Next $1.5 billion                                               0.74%
---------------------------------------------------------------------
Next $2.5 billion                                               0.72%
---------------------------------------------------------------------
Next $2.5 billion                                               0.70%
---------------------------------------------------------------------
Next $2.5 billion                                               0.68%
---------------------------------------------------------------------
Over $10 billion                                                0.66%
 ____________________________________________________________________
=====================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.75%, 2.50%, 2.50%, 2.00% and 1.50% of average daily net assets, respectively, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2006, AIM waived fees of $437,736.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $682.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended June 30, 2006, AIM was paid $74,248.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2006, the Fund paid AIS $589,003 for Class A, Class B, Class C and Class R share classes and $23,696 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a

AIM GLOBAL EQUITY FUND

cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2006, the Class A, Class B, Class C and Class R shares paid $362,628, $496,337, $186,981 and $137, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2006, ADI advised the Fund that it retained $44,878 in front-end sales commissions from the sale of Class A shares and $0, $30,662, $5,106 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2006.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                      CHANGE IN
                                                                      UNREALIZED
                     VALUE         PURCHASES         PROCEEDS        APPRECIATION        VALUE       DIVIDEND     REALIZED
FUND               12/31/05         AT COST         FROM SALES      (DEPRECIATION)     06/30/06       INCOME     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $ 6,224,197     $ 42,458,377     $ (43,012,201)       $   --        $ 5,670,373    $123,331      $   --
----------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class                    --        6,016,976          (346,603)           --          5,670,373       2,373          --
----------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class             6,224,197       42,458,377       (48,682,574)           --                 --     121,460          --
============================================================================================================================
  Subtotal        $12,448,394     $ 90,933,730     $ (92,041,378)       $   --        $11,340,746    $247,164      $   --
============================================================================================================================



INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                      CHANGE IN
                                                                      UNREALIZED
                     VALUE         PURCHASES         PROCEEDS        APPRECIATION        VALUE       DIVIDEND     REALIZED
FUND               12/31/05         AT COST         FROM SALES      (DEPRECIATION)     06/30/06       INCOME*    GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $13,105,016     $136,715,957     $(111,619,453)       $   --        $38,201,520    $105,475      $   --
----------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class            13,105,017      136,715,956      (111,619,453)           --         38,201,520     106,025          --
============================================================================================================================
  Subtotal        $26,210,033     $273,431,913     $(223,238,906)       $   --        $76,403,040    $211,500      $   --
============================================================================================================================
  Total           $38,658,427     $364,366,643     $(315,280,284)       $   --        $87,743,786    $458,664      $   --
____________________________________________________________________________________________________________________________
============================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2006, the Fund engaged in securities sales of $2,587,320, which resulted in net realized gains of $627,778 and securities purchases of $589,155.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2006, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $11,508.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2006, the Fund paid legal fees of $2,522 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

AIM GLOBAL EQUITY FUND

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At June 30, 2006, securities with an aggregate value of $75,045,567 were on loan to brokers. The loans were secured by cash collateral of $76,403,040 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2006, the Fund received dividends on cash collateral investments of $211,500 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2005.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2006 was $403,200,285 and $384,933,040, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $ 54,456,394
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (10,580,178)
------------------------------------------------------------------------------
Net unrealized appreciation of investment securities             $ 43,876,216
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $511,870,709.

AIM GLOBAL EQUITY FUND

NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                   JUNE 30, 2006(A)             DECEMBER 31, 2005
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      2,674,885    $ 44,352,336     6,302,735    $100,523,346
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        651,427      10,348,859     2,562,627      39,213,094
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        333,329       5,283,558     1,079,390      16,477,555
----------------------------------------------------------------------------------------------------------------------
  Class R(b)                                                       5,688          96,903           886          14,000
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            584,369       9,808,505     1,722,429      27,801,575
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --     1,487,148      23,199,495
----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --       548,316       8,213,781
----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --       205,193       3,069,683
----------------------------------------------------------------------------------------------------------------------
  Class R                                                             --              --            64             998
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --              --        62,149         975,742
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        276,264       4,612,739       621,024       9,831,861
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (288,329)     (4,612,739)     (645,462)     (9,831,861)
======================================================================================================================
Reacquired:(c)
  Class A                                                     (2,233,008)    (36,924,977)   (3,016,154)    (48,387,262)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (689,028)    (10,927,092)     (979,861)    (15,082,605)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (362,274)     (5,689,400)     (264,887)     (4,084,442)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (124,012)     (2,099,437)      (75,567)     (1,220,857)
======================================================================================================================
                                                                 829,311    $ 14,249,255     9,610,030    $150,714,103
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 19% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)  Class R shares commenced operations on October 31, 2005.
(c) Amount is net of redemption fees of $3,556, $1,204, $458, $0 and $574 for Class A, Class B, Class C, Class R and Institutional Class shares, respectively, for the six months ended June 30, 2006 and $6,550, $2,495, $850 and $871 for Class A, Class B, Class C and Institutional Class shares, respectively, for the year ended December 31, 2005.

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, of the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

AIM GLOBAL EQUITY FUND


NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                          CLASS A
                                                          -----------------------------------------------------------------------
                                                          SIX MONTHS
                                                            ENDED                         YEAR ENDED DECEMBER 31,
                                                           JUNE 30,        ------------------------------------------------------
                                                             2006            2005        2004        2003       2002       2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  15.54        $  15.65    $  13.54    $   9.95    $ 11.00    $ 13.33
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                              0.11            0.15       (0.02)      (0.06)     (0.02)     (0.10)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                1.07            1.34        2.93        3.79      (1.03)     (2.17)
=================================================================================================================================
    Total from investment operations                           1.18            1.49        2.91        3.73      (1.05)     (2.27)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                           --           (0.13)         --          --         --      (0.06)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          --           (1.47)      (0.80)      (0.14)        --         --
=================================================================================================================================
    Total distributions                                          --           (1.60)      (0.80)      (0.14)        --      (0.06)
=================================================================================================================================
Redemption fees added to shares of beneficial interest         0.00            0.00        0.00        0.00         --         --
=================================================================================================================================
Net asset value, end of period                             $  16.72        $  15.54    $  15.65    $  13.54    $  9.95    $ 11.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                7.59%           9.43%      21.64%      37.51%     (9.55)%   (17.03)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $297,081        $264,868    $182,416    $109,205    $68,335    $80,630
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               1.46%(c)        1.50%       1.94%       2.00%      2.00%      2.00%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            1.65%(c)        1.68%       1.96%       2.05%      2.05%      2.25%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                       1.32%(c)        0.91%      (0.11)%     (0.50)%    (0.18)%    (0.94)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                       83%            120%        115%        178%        80%       154%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $292,506,617.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                           CLASS B
                                                             --------------------------------------------------------------------
                                                             SIX MONTHS
                                                               ENDED                        YEAR ENDED DECEMBER 31,
                                                              JUNE 30,        ---------------------------------------------------
                                                                2006           2005       2004       2003       2002       2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 14.92         $ 15.10    $ 13.15    $  9.71    $ 10.80    $ 13.12
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                0.04            0.03      (0.09)     (0.11)     (0.07)     (0.15)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.03            1.28       2.84       3.69      (1.02)     (2.13)
=================================================================================================================================
    Total from investment operations                             1.07            1.31       2.75       3.58      (1.09)     (2.28)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                             --           (0.03)        --         --         --      (0.04)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --           (1.46)     (0.80)     (0.14)        --         --
=================================================================================================================================
    Total distributions                                            --           (1.49)     (0.80)     (0.14)        --      (0.04)
=================================================================================================================================
Redemption fees added to shares of beneficial interest           0.00            0.00       0.00       0.00         --         --
=================================================================================================================================
Net asset value, end of period                                $ 15.99         $ 14.92    $ 15.10    $ 13.15    $  9.71    $ 10.80
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                  7.17%           8.65%     21.06%     36.90%    (10.09)%   (17.36)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $97,061         $95,379    $74,120    $62,424    $54,029    $81,459
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 2.21%(c)        2.21%      2.44%      2.50%      2.50%      2.50%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.40%(c)        2.39%      2.46%      2.55%      2.55%      2.75%
=================================================================================================================================
Ratio of net investment income (loss) to average net assets      0.57%(c)        0.20%     (0.61)%    (1.00)%    (0.68)%    (1.44)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                         83%            120%       115%       178%        80%       154%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $100,090,142.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM GLOBAL EQUITY FUND

                                                                                            CLASS C
                                                              -------------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED                       YEAR ENDED DECEMBER 31,
                                                               JUNE 30,        --------------------------------------------------
                                                                 2006           2005       2004       2003      2002       2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 14.89         $ 15.08    $ 13.14    $9.71     $ 10.79    $ 13.11
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                 0.04            0.03      (0.09)   (0.11)      (0.07)     (0.16)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.04            1.27       2.83     3.68       (1.01)     (2.12)
=================================================================================================================================
    Total from investment operations                              1.08            1.30       2.74     3.57       (1.08)     (2.28)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                              --           (0.03)        --       --          --      (0.04)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --           (1.46)     (0.80)   (0.14)         --         --
=================================================================================================================================
    Total distributions                                             --           (1.49)     (0.80)   (0.14)         --      (0.04)
=================================================================================================================================
Redemption fees added to shares of beneficial interest            0.00            0.00       0.00     0.00          --         --
=================================================================================================================================
Net asset value, end of period                                 $ 15.97         $ 14.89    $ 15.08    $13.14    $  9.71    $ 10.79
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                   7.25%           8.58%     21.00%   36.79%     (10.01)%   (17.37)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $37,404         $35,313    $20,375    $9,993    $ 4,551    $ 4,600
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.21%(c)        2.21%      2.44%    2.50%       2.50%      2.50%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.40%(c)        2.39%      2.46%    2.55%       2.55%      2.75%
=================================================================================================================================
Ratio of net investment income (loss) to average net assets       0.57%(c)        0.20%     (0.61)%  (1.00)%     (0.68)%    (1.44)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                          83%            120%       115%     178%         80%       154%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $37,706,059.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                           CLASS R
                                                              ---------------------------------
                                                                               OCTOBER 31, 2005
                                                              SIX MONTHS         (DATE SALES
                                                                ENDED           COMMENCED) TO
                                                               JUNE 30,          DECEMBER 31,
                                                                 2006                2005
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $15.53              $16.07
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.09                0.02
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.08                1.03
===============================================================================================
    Total from investment operations                              1.17                1.05
===============================================================================================
Less distributions:
  Dividends from net investment income                              --               (0.13)
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --               (1.46)
===============================================================================================
    Total distributions                                             --               (1.59)
===============================================================================================
Redemption fees added to shares of beneficial interest              --                  --
===============================================================================================
Net asset value, end of period                                  $16.70              $15.53
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   7.53%               6.46%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  111              $   15
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.71%(c)            1.73%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.90%(c)            1.91%(d)
===============================================================================================
Ratio of net investment income to average net assets              1.07%(c)            0.68%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                          83%                120%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $55,095.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM GLOBAL EQUITY FUND

                                                                            INSTITUTIONAL CLASS
                                                              -----------------------------------------------
                                                                                               APRIL 30, 2004
                                                              SIX MONTHS                        (DATE SALES
                                                                ENDED           YEAR ENDED     COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,     DECEMBER 31,
                                                                 2006              2005             2004
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 15.64           $ 15.73          $ 13.98
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.14              0.23             0.07
-------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.09              1.34             2.48
=============================================================================================================
    Total from investment operations                              1.23              1.57             2.55
=============================================================================================================
Less distributions:
  Dividends from net investment income                              --             (0.21)              --
-------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             (1.45)           (0.80)
=============================================================================================================
    Total distributions                                             --             (1.66)           (0.80)
=============================================================================================================
Redemption fees added to shares of beneficial interest            0.00              0.00             0.00
=============================================================================================================
Net asset value, end of period                                 $ 16.87           $ 15.64          $ 15.73
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(b)                                                   7.87%             9.97%           18.39%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $50,693           $39,803          $13,158
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.04%(c)          0.99%            1.18%(d)
-------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.23%(c)          1.17%            1.20%(d)
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of net investment income to average net assets              1.74%(c)          1.42%            0.65%(d)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate(e)                                          83%              120%             115%
_____________________________________________________________________________________________________________
=============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $46,714,304.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

AIM GLOBAL EQUITY FUND

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM GLOBAL EQUITY FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173


            DOMESTIC EQUITY                               SECTOR EQUITY                            AIM ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund           AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                              AIM Growth Allocation Fund
AIM Capital Development Fund                 AIM Financial Services Fund                  AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund                  AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund                  AIM Moderately Conservative Allocation
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund               Fund
AIM Dynamics Fund                            AIM Leisure Fund
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund                                 DIVERSIFIED PORTFOLIOS
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)
AIM Mid Cap Basic Value Fund                 AIM Technology Fund                          AIM Income Allocation Fund
AIM Mid Cap Core Equity Fund(1)              AIM Utilities Fund                           AIM International Allocation Fund
AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund                               FIXED INCOME
AIM S&P 500 Index Fund
AIM Select Equity Fund                       TAXABLE
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund                    AIM Enhanced Short Bond Fund
AIM Structured Core Fund                     AIM Floating Rate Fund
AIM Structured Growth Fund                   AIM High Yield Fund
AIM Structured Value Fund                    AIM Income Fund
AIM Summit Fund                              AIM Intermediate Government Fund
AIM Trimark Endeavor Fund                    AIM International Bond Fund
AIM Trimark Small Companies Fund             AIM Limited Maturity Treasury Fund
                                             AIM Money Market Fund
*Domestic equity and income fund             AIM Short Term Bond Fund
                                             AIM Total Return Bond Fund
                                             Premier Portfolio
      INTERNATIONAL/GLOBAL EQUITY            Premier U.S.Government Money Portfolio

                                             TAX-FREE
AIM Asia Pacific Growth Fund
AIM China Fund                               AIM High Income Municipal Fund(1)
AIM Developing Markets Fund                  AIM Municipal Bond Fund
AIM European Growth Fund                     AIM Tax-Exempt Cash Fund
AIM European Small Company Fund(1)           AIM Tax-Free Intermediate Fund
AIM Global Aggressive Growth Fund            Premier Tax-Exempt Portfolio
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Value Fund
AIM Japan Fund                                      ================================================================================
AIM International Core Equity Fund                  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
AIM International Growth Fund                       FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
AIM International Small Company Fund(1)             FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
AIM Trimark Fund                                    ================================================================================






(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

     If used after October 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $414 billion in assets under management. Data as of June 30, 2006.


AIMinvestments.com               GEQ-SAR-1              A I M Distributors, Inc.

             [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
=====================================================================================
Mutual    Retirement    Annuities    College    Separately    Offshore    Cash              [AIM INVESTMENTS LOGO APPEARS HERE]
Funds     Products                   Savings    Managed       Products    Management              --Registered Trademark--
                                     Plans      Accounts
=====================================================================================

                                                      AIM GROWTH ALLOCATION FUND
                               Semiannual Report to Shareholders o June 30, 2006


                                  [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                        --Registered Trademark--

AIM GROWTH ALLOCATION FUND SEEKS LONG-TERM GROWTH OF CAPITAL CONSISTENT WITH A HIGHER LEVEL OF RISK RELATIVE TO THE BROAD STOCK MARKET.

o Unless otherwise stated, information presented in this report is as of June 30, 2006, and is based on total net assets.

ABOUT SHARE CLASSES                          their investment objectives or policies       for instance, risks relating to the
                                             without the approval of the Fund. If          relatively smaller size and lesser
o Class B shares are not available as an     that were to occur, the Fund might be         liquidity of these markets, high
investment for retirement plans              forced to withdraw its investments from       inflation rates, adverse political
maintained pursuant to Section 401 of        the underlying funds at a time that is        developments and lack of timely
the Internal Revenue Code, including         unfavorable to the funds.                     information.
401(k) plans, money purchase pension
plans and profit sharing plans, except       PRINCIPAL RISKS OF INVESTING IN THE           o Prices of equity securities change in
for plans that have existing accounts        UNDERLYING FUNDS                              response to many factors including the
invested in Class B shares.                                                                historical and prospective earnings of
                                             o Investing in a mutual fund that             the issuer, the value of its assets,
o Class R shares are available only to       invests in international securities           general economic conditions, interest
certain retirement plans. Please see the     presents certain risks not associated         rates, investor perceptions and market
prospectus for more information.             with investing solely in the United           liquidity.
                                             States. These include risks relating to
PRINCIPAL RISKS OF INVESTING IN THE FUND     fluctuations in the value of the U.S.         o The prices of and the income generated
                                             dollar relative to the values of other        by securities held by the underlying
o The Fund is a "fund of funds," which       currencies, the custody arrangements          funds may decline in response to certain
means that it invests its assets in          made for the Fund's foreign holdings,         events, including those directly
other underlying mutual funds advised by     differences in accounting, political          involving the companies whose securities
A I M Advisors, Inc.                         risks and the lesser degree of public         are owned by the underlying funds;
                                             information required to be provided by        general economic and market conditions;
o Investors will bear not just their         non-U.S. companies.                           regional or global economic instability;
share of the Fund's operational                                                            and currency and interest rate
expenses, but also, indirectly, the          o Investing in a fund that invests in         fluctuations.
operating expenses of the underlying         smaller companies involves greater risk
funds.                                       than investing in more established            o The underlying funds may use enhanced
                                             companies, such as business risk,             investment techniques such as leveraging
o The advisor may change the Fund's          significant stock price fluctuations and      and derivatives. Leveraging entails
asset class allocations, the underlying      illiquidity.                                  special risks such as magnifying changes
funds or the target weightings in the                                                      in the value of the portfolio's
underlying funds at its discretion.          o Investing in funds that invest in           securities. Derivatives are subject to
                                             higher-yielding, lower-rated debt             counter party risk-the risk that the
o The advisor has the ability to select      securities (commonly known as "junk           other party will not complete the
and substitute the underlying funds in       bonds") has a greater risk of price           transaction with the fund
which the Fund invests, and may be           fluctuation and loss of principal and
subject to potential conflicts of            income than investing in funds that           o An underlying fund in which the fund
interest in selecting underlying funds       invest in U.S. government securities          invests could conceivably hold real
because it may receive higher fees from      such as U.S. Treasury bills, notes and        estate directly if a company defaults on
certain underlying funds than others.        bonds. Treasuries are guaranteed by the       debt securities the underlying fund
However, as a fiduciary to the Fund, the     government for repayment of principal         owns. In that event, an investment in
advisor is required to act in the Fund's     and interest if held to maturity. Fund        the underlying fund may have additional
best interest when selecting the             shares are not insured, and their value       risks relating to direct ownership in
underlying funds.                            and yield will vary with market               real estate, including difficulties in
                                             conditions. Investors should carefully        valuating and trading real estate,
o There is a risk that the advisor's         assess the risk associated with an            declines in the value of the properties,
evaluations and assumptions regarding        investment in the Fund.                       risk relating to general and local
the Fund's broad asset classes or the                                                      economic conditions, changes in the
underlying funds in which the Fund           o The Fund may invest in funds that           climate for real estate, increases in
invests may be incorrect based on actual     invest in real estate investment trusts       taxes, expenses and costs, changes in
market conditions. There can be no           (REITs), which present risks not              laws, casualty and condemnation losses,
assurance that the underlying funds will     associated with investing in stocks.          rent control limitations and increases
achieve their investment objectives, and                                                   in interest rates.
the performance of the underlying funds      o Investing in emerging markets involves
may be lower than that of the asset          greater risk than investing in more           o Certain of the underlying funds may
class they were selected to represent.       established markets. Risks for emerging       engage in active and frequent trading of
The underlying funds may change              markets include,                              portfolio securities to achieve their
                                                                                           investment objectives which may cause it
                                                                                           to incur increased costs,

=======================================================================================    ========================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,      FUND NASDAQ SYMBOLS
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                       Class A Shares                     AADAX

=======================================================================================    Class B Shares                     AAEBX
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
                                                                                           Class C Shares                     AADCX
AIMinvestments.com
                                                                                           Class R Shares                     AADRX

                                                                                           ========================================

which can lower the actual return of the     o The Fund is not managed to track the        A description of the policies and
underlying fund. Active trading may also     performance of any particular index,          procedures that the Fund uses to
increase short term gains and losses,        including the indexes defined here, and       determine how to vote proxies relating
which may affect the taxes that must be      consequently, the performance of the          to portfolio securities is available
paid.                                        Fund may deviate significantly from the       without charge, upon request, from our
                                             performance of the indexes.                   Client Services department at
o The values of convertible securities                                                     800-959-4246 or on the AIM Web site,
in which an underlying fund may invest       o A direct investment cannot be made in       AIMinvestments.com. On the home page,
will be affected by market interest          an index. Unless otherwise indicated,         scroll down and click on AIM Funds Proxy
rates, the risk that the issuer may          index results include reinvested              Policy. The information is also
default on interest or principal             dividends, and they do not reflect sales      available on the SEC Web site, sec.gov.
payments and the value of the underlying     charges. Performance of an index of
common stock into which these securities     funds reflects fund expenses;                 Information regarding how the Fund voted
may be converted.                            performance of a market index does not.       proxies related to its portfolio
                                                                                           securities during the 12 months ended
o The underlying funds may invest a          OTHER INFORMATION                             June 30, 2006, is available at our Web
portion of their assets in debt                                                            site. Go to AIMinvestments.com, access
securities such as notes and bonds. The      o The returns shown in management's           the About Us tab, click on Required
values of debt securities and the income     discussion of Fund performance are based      Notices and then click on Proxy Voting
generated by debt securities may be          on net asset values calculated for            Activity. Next, select the Fund from the
affected by changing interest rates and      shareholder transactions. Generally           drop-down menu. The information is also
by changes in effective maturities and       accepted accounting principles require        available on the SEC Web site, sec.gov.
credit ratings of these securities.          adjustments to be made to the net assets
                                             of the Fund at period end for financial
ABOUT INDEXES USED IN THIS REPORT            reporting purposes, and as such, the net
                                             asset values for shareholder
o The unmanaged STANDARD & POOR'S            transactions and the returns based on
COMPOSITE INDEX OF 500 STOCKS (the S&P       those net asset values may differ from
500--Registered Trademark-- Index) is        the net asset values and returns
an index of common stocks frequently         reported in the Financial Highlights.
used as a general measure of U.S. stock
market performance.                          The Fund provides a complete list of its
                                             holdings four times in each fiscal
o The CUSTOM GROWTH ALLOCATION INDEX         year, at the quarter-ends. For the second
used in this report is composed of 70%       and fourth quarters, the lists appear in
Russell 3000 Index, 25% MSCI EAFE Index,     the Fund's semiannual and annual reports
and 5% Lehman High Yield Index.              to shareholders. For the first and third
                                             quarters, the Fund files the lists with
o The unmanaged RUSSELL 3000--Registered     the Securities and Exchange Commission
Trademark-- Index is an index of common      (SEC) on Form N-Q. The most recent list
stocks that measures performance of the      of portfolio holdings is available at
largest 3,000 U.S. companies based on        AIMinvestments.com. From our home page,
market capitalization.                       click on Products & Performance, then
                                             Mutual Funds, then Fund Overview. Select
o The unmanaged MSCI EUROPE, AUSTRALASIA     your Fund from the drop-down menu and
AND THE FAR EAST INDEX (the MSCI EAFE        click on Complete Quarterly Holdings.
--Registered Trademark--) is a group of      Shareholders can also look up the Fund's
foreign securities tracked by Morgan         Forms N-Q on the SEC Web site at
Stanley Capital International.               sec.gov. Copies of the Fund's Forms N-Q
                                             may be reviewed and copied at the SEC
o The unmanaged LEHMAN BROTHERS HIGH         Public Reference Room at 100 F Street,
YIELD INDEX, which represents the            N.E., Washington, D.C. 20549-0102. You
performance of high-yield debt               can obtain information on the operation
securities, is compiled by Lehman            of the Public Reference Room, including
Brothers, a global investment bank.          information about duplicating fee
                                             charges, by calling 202-942-8090 or
o The unmanaged Lipper MULTI-CAP CORE        800-732-0330, or by electronic request
FUND INDEX represents an average of the      at the following e-mail address:
performance of the 30 largest                publicinfo@sec.gov. The SEC file numbers
multi-capitalization core funds tracked      for the Fund are 811-02699 and
by Lipper Inc., an independent mutual        002-57526.
fund performance monitor.

AIM GROWTH ALLOCATION FUND


                    DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF
                    FUNDS--Registered Trademark--:

                    We're pleased to provide you with this report, which includes a discussion of how your Fund was managed during the period under review in this report, and what factors affected its performance. That discussion begins on page 3.

     [GRAHAM             It's been said nothing is certain but death and taxes.
      PHOTO]        We would venture to add that one other thing is certain:
                    Markets change--and change often--in the short term. The first six months of 2006 were a perfect example. Domestic and global equity markets were generally strong during the early months of the period, but they became considerably more volatile and negative beginning in May. Inflation fears were the primary cause of this change in market sentiment:

                         o Amid signs of rising inflation, the U.S. Federal
ROBERT H. GRAHAM           Reserve Board continued to raise interest rates in
                           response to inflation risks.

                         o The dollar remained weak, making imports more
                           expensive and thereby raising inflation.

                         o Oil prices remained at historically high levels,
                           threatening to reduce consumer spending--and possibly slowing the U.S. economy.

     [TAYLOR             While we can't do anything about the ambiguity and
      PHOTO]        uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market
                    conditions: Maintain a diversified portfolio. AIM
                    Investments--Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary
                    tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of
                    retail mutual funds, including domestic, global and
    PHILIP TAYLOR   international equity funds, taxable and tax-exempt
                    fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                         We also believe in the value of a trusted financial
                    advisor who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                    OUR COMMITMENT TO YOU

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                         Information about investing, the markets and your Fund
                    is always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                    Sincerely,

                    /s/ ROBERT H. GRAHAM                 /s/ PHILIP TAYLOR

                    Robert H. Graham                     Philip Taylor
                    Vice Chair -- AIM Funds              President -- AIM Funds
                    Chair, AIM Investments               CEO, AIM Investments

                    August 10, 2006


                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM GROWTH ALLOCATION FUND

                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

    [CROCKETT            Looking ahead, your Board finds many reasons to be
      PHOTO]        positive about AIM's management and strategic direction.
                    Most importantly, AIM management's investment management
                    discipline is paying off in terms of improved overall
                    performance. While work remains to be done, AIM's
                    complex-wide, asset-weighted mutual fund performance for the
BRUCE L. CROCKETT   trailing one-, three- and five-year periods is at its
                    highest since 2000. We are also pleased with AIM management's efforts to seek more cost-effective ways of delivering superior service.

                         In addition, AIM is realizing the benefits of belonging
                    to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP manages more than $414 billion globally, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                         The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                         Your Board is very pleased with the overall direction
                    and progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    August 10, 2006

                    *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (aiminvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of the advisory agreement information for your Fund is also included in this semiannual report on pages 7-8.

AIM GROWTH ALLOCATION FUND

MANAGEMENT'S DISCUSSION                                                                      basis. The underlying funds are
OF FUND PERFORMANCE                                                                          actively managed by their respective
                                                                                             management teams based on individual
                                                                                             strategies and management techniques.
=======================================================================================
                                                                                                While the weightings of various
PERFORMANCE SUMMARY                            ========================================      underlying funds in the portfolio may
                                                                                             vary from their targets during the year
For the six months ended June 30, 2006,        FUND VS. INDEXES                              due to market movements, we rebalance
the Fund produced positive performance                                                       the portfolio annually to maintain its
at net asset value and significantly           CUMULATIVE TOTAL RETURNS,                     target asset class allocations.
outperformed the broad stock market, as        12/31/05-6/30/06, EXCLUDING APPLICABLE
represented by the S&P 500 Index.              SALES CHARGES. IF SALES CHARGES WERE          MARKET CONDITIONS AND YOUR FUND
                                               INCLUDED, RETURNS WOULD BE LOWER.
   The Fund benefited from its broad                                                         Domestic equity markets were mixed
diversification during the period, with                                                      during the first half of 2006 amid
exposure to a number of areas of the           Class A Shares                     4.91%      continued investor concerns regarding
market that performed particularly                                                           rising interest rates and oil prices,
well. The Fund's holdings in                   Class B Shares                     4.52       and their potential negative effects on
international stocks, real estate and                                                        economic growth, inflation, consumer
small-cap stocks helped the Fund               Class C Shares                     4.53       spending and corporate profits. In
outperform the broad market. The Fund                                                        general, telecommunication services and
performed in line with the Custom Growth       Class R Shares                     4.84       energy stocks outperformed for the
Allocation Index, which approximates the                                                     period while information technology and
performance of the types of holdings           S&P 500 Index                                 health care trailed. Small-cap stocks
owned by the Fund's underlying funds.          (Broad Market Index)               2.71       posted particularly impressive returns
                                                                                             due to strong performance within the
   Your Fund's long-term performance           Custom Growth Allocation Index                space during the first quarter.
appears on page 5.                             (Style-Specific Index)             4.95       International equity markets also
                                                                                             posted strong gains, outperforming most
                                               Lipper Multi-Cap Core Fund Index              domestic equity markets during the
                                               (Peer Group Index)                 2.90       period.

                                               SOURCE: LIPPER INC.                           Within the Fund's 95% equity component,
                                                                                             seven of the eight underlying equity
                                               ========================================      funds made positive contributions to
                                                                                             performance in the period. The largest
=======================================================================================      contributors included the following:

HOW WE INVEST                                     This broad diversification is                  AIM International Core Equity Fund
                                               designed to maximize the probability          and AIM International Growth Fund were
The Fund invests in nine underlying            that during any given period, the             the leading contributors to
funds diversified among asset classes          portfolio will be exposed to market           performance, due in part to the
(stocks and bonds), investment styles          areas that perform well, while                strength of international stock
(value, blend/core and growth), regions        minimizing volatility by limiting             markets. In
(domestic and international) and market        exposure to any areas of the market that
capitalizations (small, mid and large).        may be underperforming.                                                   (continued)
These underlying funds include eight
stock funds, which represent 95% of the            We establish target asset class
portfolio, and one bond fund, which            weightings and underlying fund
represents 5%.                                 selections for the Fund and also monitor
                                               the Fund on an ongoing

====================================================================================================================================

PORTFOLIO COMPOSITION
                                                                                                  TARGET       % OF TOTAL NET ASSETS
ASSET CLASS                                    FUND                                             ALLOCATION          AS OF 6/30/06

Large Cap Value                                AIM Large Cap Basic Value Fund                      17.5%                17.3%

Large Cap Growth                               AIM Large Cap Growth Fund                           20.0                 19.9

Mid Cap Growth                                 AIM Dynamics Fund                                    5.0                  5.0

Small Cap                                      AIM Small Cap Growth Fund                           10.0                 10.1

International/Global Growth                    AIM International Growth Fund                       12.5                 12.7

International/Global Blend                     AIM International Core Equity Fund                  12.5                 12.7

Sector                                         AIM Multi-Sector Fund                               12.5                 12.4

Real Estate                                    AIM Real Estate Fund                                 5.0                  5.0

Taxable Non-Investment Grade                   AIM High Yield Fund                                  5.0                  4.9

                                                                                             TOTAL NET ASSETS       $345.2 MILLION



The Fund purchases Institutional Class shares of the underlying funds. Institutional Class shares have no sales charge. The Fund's holdings are subject to change and there is no assurance that the Fund will continue to hold any particular fund.

====================================================================================================================================

AIM GROWTH ALLOCATION FUND

particular, the funds' results were            IN CLOSING                                                GARY WENDLER is manager of
driven by heavy exposure to European                                                          [WENDLER   AIM Growth Allocation Fund.
stocks, which led international markets           We remain committed to these                 PHOTO]    He began his career in the
during the period. Financial holdings          strategies, and as always, we thank you                   investment industry in 1986
within these funds also helped overall         for your continued investment in AIM                      and joined AIM in 1995. Mr.
performance.                                   Growth Allocation Fund.                       Wendler earned a B.B.A in finance from
                                                                                             Texas A&M University.
    AIM Real Estate Fund was another key       The views and opinions expressed in
contributor to Fund performance as the         management's discussion of Fund
real estate sector outperformed the            performance are those of A I M Advisors,
broad market during the period.                Inc. These views and opinions are
Favorable security selection within the        subject to change at any time based on
office and apartment area contributed          factors such as market and economic
most to AIM Real Estate Fund's                 conditions. These views and opinions may
performance.                                   not be relied upon as investment advice
                                               or recommendations, or as an offer for a
    AIM Small Cap Growth Fund also made        particular security. The information is
a significant contribution to overall          not a complete analysis of every aspect
performance. This fund benefited from          of any market, country, industry,
positive absolute performance in seven         security or the Fund. Statements of fact
out of 10 economic sectors, with the           are from sources considered reliable,
highest positive impact on performance         but A I M Advisors, Inc. makes no
coming from holdings in the industrials,       representation or warranty as to their
information technology and energy              completeness or accuracy. Although
sectors. On a relative basis, AIM Small        historical performance is no guarantee
Cap Growth Fund outperformed the Russell       of future results, these insights may
2000 Growth Index, with the widest             help you understand our investment
margin of out-performance in the               management philosophy.
industrials, telecommunication services
and health care sectors.                            See important Fund and index
                                               disclosures on the inside front cover.
    In addition to the contributions of
these equity funds, the Fund's 5%
allocation to fixed-income securities
was also fruitful, as AIM High Yield
Fund made a positive contribution to
Fund results for the period.

    AIM Large Cap Growth Fund was a
modest detractor from performance.
Health care and information technology
holdings hurt the fund's performance, as these sectors performed poorly during the period. AIM Large Cap Growth Fund also detracted from performance relative to the Custom Growth Allocation Index, as did AIM Large Cap Basic Value Fund.
AIM Large Cap Basic Value Fund received
below-market returns from selected
investments in the health care,
information technology, and consumer
discretionary sectors during the period.


    Diversification proved advantageous
during the period, as seen in the Funds'
positive results. The Fund benefited
from strong performance in different
areas of the equity markets--including
holdings that were diversified across                                                             [RIGHT ARROW GRAPHIC]
market capitalization ranges, sectors
and geographic regions. The Fund's                                                        FOR A PRESENTATION OF YOUR FUND'S
fixed-income holding provided a further                                                   LONG-TERM PERFORMANCE, PLEASE SEE
boost to Fund performance.                                                                PAGE 5.

AIM GROWTH ALLOCATION FUND

YOUR FUND'S LONG-TERM PERFORMANCE

===========================================

AVERAGE ANNUAL TOTAL RETURNS

As of 6/30/06, including applicable sales charges

CLASS A SHARES
Inception (4/30/04)                 10.30%
 1 Year                              8.43

CLASS B SHARES
Inception (4/30/04)                 11.20%
 1 Year                              8.93

CLASS C SHARES
Inception (4/30/04)                 12.38%
 1 Year                             12.84

CLASS R SHARES
Inception (4/30/04)                 12.99%
 1 Year                             14.51

===========================================

THE PERFORMANCE DATA QUOTED REPRESENT              CLASS A SHARE PERFORMANCE REFLECTS THE        THE PERFORMANCE OF THE FUND'S SHARE
PAST PERFORMANCE AND CANNOT GUARANTEE          MAXIMUM 5.50% SALES CHARGE, AND CLASS B       CLASSES WILL DIFFER PRIMARILY DUE TO
COMPARABLE FUTURE RESULTS; CURRENT             AND CLASS C SHARE PERFORMANCE REFLECTS        DIFFERENT SALES CHARGE STRUCTURES AND
PERFORMANCE MAY BE LOWER OR HIGHER.            THE APPLICABLE CONTINGENT DEFERRED SALES      CLASS EXPENSES.
PLEASE VISIT AIMINVESTMENTS.COM FOR THE        CHARGE (CDSC) FOR THE PERIOD INVOLVED.
MOST RECENT MONTH-END PERFORMANCE.             THE CDSC ON CLASS B SHARES DECLINES FROM          HAD THE ADVISOR NOT WAIVED FEES
PERFORMANCE FIGURES REFLECT REINVESTED         5% BEGINNING AT THE TIME OF PURCHASE TO       AND/OR REIMBURSED EXPENSES, PERFORMANCE
DISTRIBUTIONS, CHANGES IN NET ASSET            0% AT THE BEGINNING OF THE SEVENTH YEAR.      WOULD HAVE BEEN LOWER.
VALUE AND THE EFFECT OF THE MAXIMUM            THE CDSC ON CLASS C SHARES IS 1% FOR THE
SALES CHARGE UNLESS OTHERWISE STATED.          FIRST YEAR AFTER PURCHASE. CLASS R
PERFORMANCE FIGURES DO NOT REFLECT             SHARES DO NOT HAVE A FRONT-END SALES
DEDUCTION OF TAXES A SHAREHOLDER WOULD         CHARGE; RETURNS SHOWN ARE AT NET ASSET
PAY ON FUND DISTRIBUTIONS OR SALE OF           VALUE AND DO NOT REFLECT A 0.75% CDSC
FUND SHARES. INVESTMENT RETURN AND             THAT MAY BE IMPOSED ON A TOTAL
PRINCIPAL VALUE WILL FLUCTUATE SO THAT         REDEMPTION OF RETIREMENT PLAN ASSETS
YOU MAY HAVE A GAIN OR LOSS WHEN YOU           WITHIN THE FIRST YEAR.
SELL SHARES.

AIM GROWTH ALLOCATION FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                        are incurred directly by the underlying      cumulative total returns at net asset
                                               funds and are deducted from the value of     value after expenses for the six months
As a shareholder of the Fund, you incur        the funds your Fund invests in. The          ended June 30, 2006, appear in the table
two types of costs: (1) transaction            effect of the estimated underlying fund      "Fund vs. Indexes" on page 3.
costs, which may include sales charges         expenses that you bear indirectly are
(loads) on purchase payments;                  included in your Fund's total return.            THE HYPOTHETICAL ACCOUNT VALUES AND
contingent deferred sales charges on                                                        EXPENSES MAY NOT BE USED TO ESTIMATE THE
redemptions; and redemption fees, if           ACTUAL EXPENSES                              ACTUAL ENDING ACCOUNT BALANCE OR
any; and (2) ongoing costs, including                                                       EXPENSES YOU PAID FOR THE PERIOD. YOU
distribution and/or service fees               The table below provides information         MAY USE THIS INFORMATION TO COMPARE THE
(12b-1); and other Fund expenses. This         about actual account values and actual       ONGOING COSTS OF INVESTING IN THE FUND
example is intended to help you                expenses. You may use the information in     AND OTHER FUNDS. TO DO SO, COMPARE THIS
understand your ongoing costs (in              this table, together with the amount you     5% HYPOTHETICAL EXAMPLE WITH THE 5%
dollars) of investing in the Fund and to       invested, to estimate the expenses that      HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
compare these costs with ongoing costs         you paid over the period. Simply divide      SHAREHOLDER REPORTS OF THE OTHER FUNDS.
OF INVESTING in other mutual funds. The        your account value by $1,000 (for
example is based on an investment of           example, an $8,600 account value divided         Please note that the expenses shown
$1,000 invested at the beginning of the        by $1,000 = 8.6), then multiply the          in the table are meant to highlight your
period and held for the entire period          result by the number in the table under      ongoing costs only and do not reflect
January 1, 2006, through June 30, 2006.        the heading entitled "Actual Expenses        any transactional costs, such as sales
                                               Paid During Period" to estimate the          charges (loads) on purchase payments,
     In addition to the fees and               expenses you paid on your account during     contingent deferred sales charges on
expenses which the Fund bears directly,        this period.                                 redemptions, and redemption fees, if
the Fund indirectly bears a pro rata                                                        any. Therefore, the hypothetical
share of the fees and expenses of the          HYPOTHETICAL EXAMPLE FOR                     information is useful in comparing
underlying funds in which your Fund            COMPARISON PURPOSES                          ongoing costs only, and will not help
invests. The amount of fees and expenses                                                    you determine the relative total costs
incurred indirectly by your Fund will          The table below also provides                of owning different funds. In addition,
vary because the underlying funds have         information about hypothetical account       expenses shown in the table do not
varied expenses and fee levels and the         values and hypothetical expenses based       include the expenses of the underlying
Fund may own different proportions of          on the Fund's actual expense ratio and       funds, which are borne indirectly by the
the underlying funds at different times.       an assumed rate of return of 5% per year     Fund. If transactional costs and
Estimated underlying fund expenses are         before expenses, which is not the Fund's     indirect expenses were included, your
not expenses that are incurred directly        actual return. The Fund's actual             costs would have been higher.
by your Fund. They are expenses that

====================================================================================================================================

                                                                                     HYPOTHETICAL
                                                   ACTUAL                 (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING             ENDING            EXPENSES          ENDING             EXPENSES          ANNUALIZED
SHARE           ACCOUNT VALUE        ACCOUNT VALUE       PAID DURING     ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS             (1/1/06)            (6/30/06)(1)        PERIOD(2)       (6/30/06)             PERIOD(2)          RATIO
  A              $1,000.00            $1,049.10             $2.39         $1,022.46              $2.36              0.47%
  B               1,000.00             1,045.20              6.19          1,018.74               6.11              1.22
  C               1,000.00             1,045.30              6.19          1,018.74               6.11              1.22
  R               1,000.00             1,048.40              3.66          1,021.22               3.61              0.72

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2006, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

                                                                                       [ARROW
                                                                                       BUTTON     FOR MORE INFORMATION VISIT
                                                                                       IMAGE]         AIMinvestments.com

AIM GROWTH ALLOCATION FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Growth            o The nature and extent of the advisory      Although the independent written
Series (the "Board") oversees the              services to be provided by AIM. The          evaluation of the Fund's Senior Officer
management of AIM Growth Allocation Fund       Board reviewed the services to be            (discussed below) only considered Fund
(the "Fund") and, as required by law,          provided by AIM under the Advisory           performance through the most recent
determines annually whether to approve         Agreement. Based on such review, the         calendar year, the Board also reviewed
the continuance of the Fund's advisory         Board concluded that the range of            more recent Fund performance, which did
agreement with A I M Advisors, Inc.            services to be provided by AIM under the     not change their conclusions.
("AIM"). Based upon the recommendation         Advisory Agreement was appropriate and
of the Investments Committee of the            that AIM currently is providing services     o Meetings with the Fund's portfolio
Board, at a meeting held on June 27,           in accordance with the terms of the          managers and investment personnel. With
2006, the Board, including all of the          Advisory Agreement.                          respect to the Fund, the Board is
independent trustees, approved the                                                          meeting periodically with such Fund's
continuance of the advisory agreement          o The quality of services to be provided     portfolio managers and/or other
(the "Advisory Agreement") between the         by AIM. The Board reviewed the               investment personnel and believes that
Fund and AIM for another year, effective       credentials and experience of the            such individuals are competent and able
July 1, 2006.                                  officers and employees of AIM who will       to continue to carry out their
                                               provide investment advisory services to      responsibilities under the Advisory
   The Board considered the factors            the Fund. In reviewing the                   Agreement.
discussed below in evaluating the              qualifications of AIM to provide
fairness and reasonableness of the             investment advisory services, the Board      o Overall performance of AIM. The Board
Advisory Agreement at the meeting on           considered such issues as AIM's              considered the overall performance of
June 27, 2006 and as part of the Board's       portfolio and product review process,        AIM in providing investment advisory and
ongoing oversight of the Fund. In their        various back office support functions        portfolio administrative services to the
deliberations, the Board and the               provided by AIM and AIM's equity and         Fund and concluded that such performance
independent trustees did not identify          fixed income trading operations. Based       was satisfactory.
any particular factor that was                 on the review of these and other
controlling, and each trustee attributed       factors, the Board concluded that the        o Fees relative to those of clients of
different weights to the various               quality of services to be provided by        AIM with comparable investment
factors.                                       AIM was appropriate and that AIM             strategies. The Board noted that AIM
                                               currently is providing satisfactory          does not charge the Fund any advisory
   One responsibility of the independent       services in accordance with the terms of     fees pursuant to the Advisory Agreement,
Senior Officer of the Fund is to manage        the Advisory Agreement.                      although the underlying funds in which
the process by which the Fund's proposed                                                    the Fund invests pay AIM advisory fees.
management fees are negotiated to ensure       o The performance of the Fund relative
that they are negotiated in a manner           to comparable funds. The Board reviewed      o Fees relative to those of comparable
which is at arms' length and reasonable.       the performance of the Fund during the       funds with other advisors. The Board
To that end, the Senior Officer must           past calendar year against the               noted that AIM does not charge the Fund
either supervise a competitive bidding         performance of funds advised by other        any advisory fees pursuant to the
process or prepare an independent              advisors with investment strategies          Advisory Agreement, although the
written evaluation. The Senior Officer         comparable to those of the Fund. The         underlying funds in which the Fund
has recommended an independent written         Board noted that the Fund's performance      invests pay AIM advisory fees.
evaluation in lieu of a competitive            was above the median performance of such
bidding process and, upon the direction        comparable funds for the one year            o Expense limitations and fee waivers.
of the Board, has prepared such an             period. Based on this review and after       The Board noted that AIM has
independent written evaluation. Such           taking account of all of the other           contractually agreed to waive fees
written evaluation also considered             factors that the Board considered in         and/or limit expenses of the Fund
certain of the factors discussed below.        determining whether to continue the          through June 30, 2007 in an amount
In addition, as discussed below, the           Advisory Agreement for the Fund, the         necessary to limit other expenses to a
Senior Officer made a recommendation to        Board concluded that no changes should       specified percentage of average daily
the Board in connection with such              be made to the Fund and that it was not      net assets for each class of the Fund.
written evaluation.                            necessary to change the Fund's portfolio     The Board considered the contractual
                                               management team at this time. Although       nature of this fee waiver/expense
   The discussion below serves as a            the independent written evaluation of        limitation and noted that it remains in
summary of the Senior Officer's                the Fund's Senior Officer (discussed         effect through June 30, 2007. The Board
independent written evaluation and             below) only considered Fund performance      considered the effect this fee
recommendation to the Board in                 through the most recent calendar year,       waiver/expense limitation would have on
connection therewith, as well as a             the Board also reviewed more recent Fund     the Fund's estimated expenses and
discussion of the material factors and         performance, which did not change their      concluded that the levels of fee
the conclusions with respect thereto           conclusions.                                 waivers/expense limitations for the Fund
that formed the basis for the Board's                                                       were fair and reasonable.
approval of the Advisory Agreement.            o The performance of the Fund relative
After consideration of all of the              to indices. The Board reviewed the           o Breakpoints and economies of scale.
factors below and based on its informed        performance of the Fund during the past      The Board noted that AIM does not charge
business judgment, the Board determined        calendar year against the performance of     the Fund any advisory fees pursuant to
that the Advisory Agreement is in the          the Lipper Multi-Cap Core Index. The         the Advisory Agreement, although the
best interests of the Fund and its             Board noted that the Fund's performance      underlying funds in which the Fund
shareholders and that the compensation         was above the performance of such Index      invests pay AIM advisory fees.
to AIM under the Advisory Agreement is         for the one year period. Based on this
fair and reasonable and would have been        review and after taking account of all       o Investments in affiliated money market
obtained through arm's length                  of the other factors that the Board          funds. Not applicable because the Fund
negotiations.                                  considered in determining whether to         does not invest in affiliated money
                                               continue the Advisory Agreement for the      market funds.
   Unless otherwise stated, information        Fund, the Board concluded that no
presented below is as of June 27, 2006         changes should be made to the Fund and       o Independent written evaluation and
and does not reflect any changes that          it was necessary to change the Fund's        recommendations of the Fund's Senior
may have occurred since June 27, 2006,         portfolio management team at this time.      Officer. The Board noted that, upon
including but not limited to changes to                                                     their direction, the Senior Officer of
the Fund's performance, advisory fees,                                                      the
expense limitations and/or fee waivers.

                                                                                                                         (continued)

AIM GROWTH ALLOCATION FUND

Fund, who is independent of AIM and            o Other factors and current trends. The
AIM's affiliates, had prepared an              Board considered the steps that AIM and
independent written evaluation in order        its affiliates have taken over the last
to assist the Board in determining the         several years, and continue to take, in
reasonableness of the proposed                 order to improve the quality and
management fees of the AIM Funds,              efficiency of the services they provide
including the Fund. The Board noted that       to the Funds in the areas of investment
the Senior Officer's written evaluation        performance, product line
had been relied upon by the Board in           diversification, distribution, fund
this regard in lieu of a competitive           operations, shareholder services and
bidding process. In determining whether        compliance. The Board concluded that
to continue the Advisory Agreement for         these steps taken by AIM have improved,
the Fund, the Board considered the             and are likely to continue to improve,
Senior Officer's written evaluation.           the quality and efficiency of the
                                               services AIM and its affiliates provide
o Profitability of AIM and its                 to the Fund in each of these areas, and
affiliates. The Board noted that AIM           support the Board's approval of the
does not charge the Fund any advisory          continuance of the Advisory Agreement
fees pursuant to the Advisory Agreement,       for the Fund.
although the underlying funds in which
the Fund invests pay AIM advisory fees.

o Benefits of soft dollars to AIM. The
Board considered the benefits realized
by AIM as a result of brokerage
transactions executed through "soft
dollar" arrangements. Under these
arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research may be used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.

o AIM's financial soundness in light of
the Fund's needs. The Board considered
whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory
Agreement, and concluded that AIM has
the financial resources necessary to
fulfill its obligations under the
Advisory Agreement.

o Historical relationship between the
Fund and AIM. In determining whether to
continue the Advisory Agreement for the
Fund, the Board also considered the
prior relationship between AIM and the
Fund, as well as the Board's knowledge
of AIM's operations, and concluded that
it was beneficial to maintain the cur-
rent relationship, in part, because of
such knowledge. The Board also reviewed
the general nature of the non-investment advisory services currently performed by
AIM and its affiliates, such as
administrative, transfer agency and
distribution services, and the fees
received by AIM and its affiliates for
performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services.
Based on the review of these and other
factors, the Board concluded that AIM
and its affiliates were qualified to
continue to provide non-investment
advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/06

AIM GROWTH ALLOCATION FUND

INSTITUTIONAL CLASS SHARES                   ========================================          PLEASE NOTE THAT PAST PERFORMANCE
                                             AVERAGE ANNUAL TOTAL RETURNS                 IS NOT INDICATIVE OF FUTURE RESULTS.
The following information has been           For periods ended 6/30/06                    MORE RECENT RETURNS MAY BE MORE OR LESS
prepared to provide Institutional Class                                                   THAN THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     Inception (4/30/04)            13.55%        REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings.                    1 Year                       15.09         INVESTMENT RETURN AND PRINCIPAL VALUE
Institutional Class shares are offered         6 Months*                     5.06         WILL FLUCTUATE SO YOUR SHARES, WHEN
exclusively to institutional investors,                                                   REDEEMED, MAY BE WORTH MORE OR LESS THAN
including defined contribution plans         *Cumulative total return that has not        THEIR ORIGINAL COST. SEE FULL REPORT FOR
that meet certain criteria.                  been annualized                              INFORMATION ON COMPARATIVE BENCHMARKS.
                                             ========================================     PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                                                                          MORE INFORMATION. FOR THE MOST CURRENT
                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES     MONTH-END PERFORMANCE, PLEASE CALL
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET     800-451-4246 OR VISIT
                                             ASSET VALUE (NAV). PERFORMANCE OF            AIMINVESTMENTS.COM.
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES           HAD THE ADVISOR NOT WAIVED FEES
                                             PRIMARILY DUE TO DIFFERING SALES CHARGES     AND/OR REIMBURSED EXPENSES, PERFORMANCE
                                             AND CLASS EXPENSES.                          WOULD HAVE BEEN LOWER.












=======================================
NASDAQ SYMBOL                  AADIX
=======================================

                                                                                       Over for information on your Fund's expenses.

=====================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=====================================================================================

                      FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMinvestments.com    GAL-INS-2    A I M Distributors, Inc.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      your Fund invests in. The effect of the      Fund's actual return. The Fund's actual
                                             estimated underlying fund expenses that      cumulative total return after expenses
As a shareholder of the Fund, you incur      you bear indirectly are included in your     for the six months ended June 30, 2006,
ongoing costs. This example is intended      Fund's total return.                         appears in the table on the front of
to help you understand your ongoing                                                       this supplement.
costs (in dollars) of investing in the       ACTUAL EXPENSES
Fund and to compare these costs with                                                           THE HYPOTHETICAL ACCOUNT VALUES AND
ongoing costs of investing in other          The table below provides information         EXPENSES MAY NOT BE USED TO ESTIMATE THE
mutual funds. The example is based on an     about actual account values and actual       ACTUAL ENDING ACCOUNT BALANCE OR
investment of $1,000 invested at the         expenses. You may use the information in     EXPENSES YOU PAID FOR THE PERIOD. YOU
beginning of the period and held for the     this table, together with the amount you     MAY USE THIS INFORMATION TO COMPARE THE
entire period January 1, 2006, through       invested, to estimate the expenses that      ONGOING COSTS OF INVESTING IN THE FUND
June 30, 2006.                               you paid over the period. Simply divide      AND OTHER FUNDS. TO DO SO, COMPARE THIS
                                             your account value by $1,000 (for            5% HYPOTHETICAL EXAMPLE WITH THE 5%
     In addition to the fees and             example, an $8,600 account value divided     HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
expenses which the Fund bears directly,      by $1,000 = 8.6), then multiply the          SHAREHOLDER REPORTS OF THE OTHER FUNDS.
the Fund indirectly bears a pro rata         result by the number in the table under
share of the fees and expenses of the        the heading entitled "Actual Expenses             Please note that the expenses shown
underlying funds in which your Fund          Paid During Period" to estimate the          in the table are meant to highlight your
invests. The amount of fees and expenses     expenses you paid on your account during     ongoing costs only. Therefore, the
incurred indirectly by your Fund will        this period.                                 hypothetical information is useful in
vary because the underlying funds have                                                    comparing ongoing costs only, and will
varied expenses and fee levels and the       HYPOTHETICAL EXAMPLE FOR                     not help you determine the relative
Fund may own different proportions of        COMPARISON PURPOSES                          total costs of owning different funds.
the underlying funds at different times.                                                  In addition, expenses shown in the table
Estimated underlying fund expenses are       The table below also provides                do not include the expenses of the
not expenses that are incurred directly      information about hypothetical account       underlying funds, which are borne
by your Fund. They are expenses that are     values and hypothetical expenses based       indirectly by the Fund. If transaction
incurred directly by the underlying          on the Fund's actual expense ratio and       costs and indirect expenses were
funds and are deducted from the value of     an assumed rate of return of 5% per year     included, your costs would have been
the funds                                    before expenses, which is not the            higher.

====================================================================================================================================

                                                     ACTUAL                           HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING           ENDING              EXPENSES        ENDING            EXPENSES          ANNUALIZED
    SHARE             ACCOUNT VALUE     ACCOUNT VALUE        PAID DURING    ACCOUNT VALUE       PAID DURING         EXPENSE
    CLASS               (1/1/06)        (6/30/06)(1)           PERIOD(2)      (6/30/06)          PERIOD(2)           RATIO
Institutional          $1,000.00         $1,050.60              $0.56         $1,024.25            $0.55             0.11%


(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through
     June 30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended June 30, 2006, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
====================================================================================================================================

AIMinvestments.com    GAL-INS-2    A I M Distributors, Inc.

AIM GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)


                                                              CHANGE IN
                                                              UNREALIZED     REALIZED
                    VALUE        PURCHASES      PROCEEDS      APPRECIATION     GAIN       DIVIDEND         SHARES        VALUE
                   12/31/05       AT COST      FROM SALES     (DEPRECIATION)   (LOSS)      INCOME         06/30/06      06/30/06
-----------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF
  INVESTMENTS
  IN AFFILIATED
  ISSUERS-100.04%(a)

AIM Dynamics
  Fund-
  Institutional
 Class-5.00%(b)  $ 12,362,046   $4,548,806     $  (547,732)   $  811,767    $ 118,311      $     --        860,358    $ 17,293,198
-----------------------------------------------------------------------------------------------------------------------------------
AIM High Yield
  Fund-
  Institutional
  Class-4.86%      11,619,192    5,544,798        (184,144)     (217,267)       4,104       518,747      3,890,182      16,766,683
-----------------------------------------------------------------------------------------------------------------------------------
AIM
  International
  Core Equity
  Fund-
  Institutional
  Class-12.66%     31,479,985   11,372,014      (2,394,240)    2,708,720      518,838            --      3,260,098      43,685,317
-----------------------------------------------------------------------------------------------------------------------------------
AIM
  International
  Growth Fund-
  Institutional
  Class-12.71%     32,514,963   11,372,014      (2,869,722)    1,992,993      879,318            --      1,693,270      43,889,566
-----------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap
  Basic Value
  Fund-
  Institutional
  Class-17.35%     42,230,221   17,830,111        (660,829)      393,746       96,529            --      4,071,365      59,889,778
-----------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap
  Growth Fund-
  Institutional
Class-19.89%(b)    48,850,074   21,229,903        (743,663)     (769,367)      92,162            --      6,410,748      68,659,109
-----------------------------------------------------------------------------------------------------------------------------------
AIM
  Multi-Sector
  Fund-
  Institutional
  Class-12.45%     30,868,985   11,489,048        (482,720)      990,001      104,751            --      1,667,445      42,970,065
-----------------------------------------------------------------------------------------------------------------------------------
AIM Real Estate
  Fund-
  Institutional
  Class-4.99%      12,303,749    4,699,975      (1,670,854)    1,442,049      462,324       151,170        541,201      17,237,243
-----------------------------------------------------------------------------------------------------------------------------------
AIM Small Cap
  Growth Fund-
  Institutional
Class-10.13%(c)    24,198,902    9,609,578        (387,584)    1,507,152       32,852            --      1,167,309      34,960,900
===================================================================================================================================
TOTAL-100.04%
  (Cost
  $315,602,529)   246,428,117   97,696,247      (9,941,488)    8,859,794    2,309,189       669,917             --     345,351,859
===================================================================================================================================
OTHER ASSETS
  LESS
  LIABILITIES-(0.04)%                                                                                                     (152,656)
===================================================================================================================================
NET
 ASSETS-100.00%                                                                                                       $345,199,203
___________________________________________________________________________________________________________________________________
===================================================================================================================================

Notes to Schedule of Investments:

(a) The mutual funds and the Fund are affiliated by having the same investment advisor.
(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c) On April 10, 2006, AIM Small Company Growth Fund transferred substantially all its assets to AIM Small Cap Growth Fund in exchange for shares of AIM Small Cap Growth Fund in a tax-free reorganization. As a result of the reorganization, the AIM Small Company Growth Fund-Institutional Class shares held by the Fund prior to the reorganization were converted into AIM Small Cap Growth Fund-Institutional Class shares.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM GROWTH ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(Unaudited)

ASSETS:

Investments in affiliated underlying funds,
  at value (cost $315,602,529)                 $345,351,859
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  574,053
-----------------------------------------------------------
  Fund expenses absorbed                             71,821
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                7,797
-----------------------------------------------------------
Other assets                                         57,264
===========================================================
    Total assets                                346,062,794
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             281,800
-----------------------------------------------------------
  Fund shares reacquired                            294,294
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 11,422
-----------------------------------------------------------
Accrued administrative services fees                  9,616
-----------------------------------------------------------
Accrued distribution fees                           157,813
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,620
-----------------------------------------------------------
Accrued transfer agent fees                          83,909
-----------------------------------------------------------
Accrued operating expenses                           23,117
===========================================================
    Total liabilities                               863,591
===========================================================
Net assets applicable to shares outstanding    $345,199,203
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $311,899,811
-----------------------------------------------------------
Undistributed net investment income (loss)         (520,008)
-----------------------------------------------------------
Undistributed net realized gain from
  affiliated underlying fund shares               4,070,070
-----------------------------------------------------------
Unrealized appreciation of affiliated
  underlying fund shares                         29,749,330
===========================================================
                                               $345,199,203
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $189,409,629
___________________________________________________________
===========================================================
Class B                                        $ 89,987,464
___________________________________________________________
===========================================================
Class C                                        $ 58,094,975
___________________________________________________________
===========================================================
Class R                                        $  7,575,380
___________________________________________________________
===========================================================
Institutional Class                            $    131,755
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          14,775,180
___________________________________________________________
===========================================================
Class B                                           7,081,340
___________________________________________________________
===========================================================
Class C                                           4,572,873
___________________________________________________________
===========================================================
Class R                                             592,431
___________________________________________________________
===========================================================
Institutional Class                                  10,235
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      12.82
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $12.82 divided by
      94.50%)                                  $      13.57
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      12.71
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      12.70
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      12.79
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      12.87
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM GROWTH ALLOCATION FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends from affiliated underlying funds                    $   671,006
=========================================================================

EXPENSES:

Administrative services fees                                       54,721
-------------------------------------------------------------------------
Custodian fees                                                      2,980
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         205,004
-------------------------------------------------------------------------
  Class B                                                         408,192
-------------------------------------------------------------------------
  Class C                                                         253,740
-------------------------------------------------------------------------
  Class R                                                          17,075
-------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                              421,502
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                    4
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          12,341
-------------------------------------------------------------------------
Other                                                              83,936
=========================================================================
    Total expenses                                              1,459,495
=========================================================================
Less: Expenses reimbursed and expense offset arrangements        (256,767)
=========================================================================
    Net expenses                                                1,202,728
=========================================================================
Net investment income (loss)                                     (531,722)
=========================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT IN AFFILIATED
  UNDERLYING FUND SHARES:

Net realized gain on sales of affiliated underlying fund
  shares                                                        2,310,999
=========================================================================
Change in net unrealized appreciation of affiliated
  underlying fund shares                                        8,859,795
=========================================================================
Net gain from affiliated underlying funds                      11,170,794
=========================================================================
Net increase in net assets resulting from operations          $10,639,072
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM GROWTH ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 and the year ended December 31, 2005 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2006            2005
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (531,722)   $    925,099
------------------------------------------------------------------------------------------
  Net realized gain from affiliated underlying fund shares       2,310,999       4,045,866
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of affiliated
    underlying fund shares                                       8,859,795      14,924,981
==========================================================================================
    Net increase in net assets resulting from operations        10,639,072      19,895,946
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                               --        (755,464)
------------------------------------------------------------------------------------------
  Class B                                                               --         (80,957)
------------------------------------------------------------------------------------------
  Class C                                                               --         (46,156)
------------------------------------------------------------------------------------------
  Class R                                                               --         (27,911)
------------------------------------------------------------------------------------------
  Institutional Class                                                   --            (963)
==========================================================================================
    Total distributions from net investment income                      --        (911,451)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                               --      (1,251,791)
------------------------------------------------------------------------------------------
  Class B                                                               --        (659,078)
------------------------------------------------------------------------------------------
  Class C                                                               --        (375,487)
------------------------------------------------------------------------------------------
  Class R                                                               --         (61,292)
------------------------------------------------------------------------------------------
  Institutional Class                                                   --          (1,211)
==========================================================================================
    Total distributions from net realized gains                         --      (2,348,859)
==========================================================================================
    Decrease in net assets resulting from distributions                 --      (3,260,310)
==========================================================================================
Share transactions-net:
  Class A                                                       51,255,557      84,166,914
------------------------------------------------------------------------------------------
  Class B                                                       18,748,729      41,378,087
------------------------------------------------------------------------------------------
  Class C                                                       17,296,675      25,119,825
------------------------------------------------------------------------------------------
  Class R                                                        1,008,934       4,196,779
------------------------------------------------------------------------------------------
  Institutional Class                                                   --           2,174
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                               88,309,895     154,863,779
==========================================================================================
    Net increase in net assets                                  98,948,967     171,499,415
==========================================================================================

NET ASSETS:

  Beginning of period                                          246,250,236      74,750,821
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(520,008) and $11,714, respectively)    $345,199,203    $246,250,236
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM GROWTH ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Growth Allocation Fund, formerly AIM Aggressive Allocation Fund (the "Fund") is a series portfolio of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide long-term growth of capital consistent with a higher level of risk relative to the broad stock market. The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM"). AIM may change the Fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Investments in underlying funds are valued at the end of the day net asset value per share.

       Securities in the underlying funds, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying funds' net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an

AIM GROWTH ALLOCATION FUND

     independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The results of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

       Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with AIM. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to AIM indirectly as a shareholder of the underlying funds.

    AIM has contractually agreed to reimburse expenses to the extent necessary to limit other expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 0.21% of average daily net assets, respectively, through at least June 30, 2007. In determining the advisor's obligation to reimburse expenses, the following expenses are not taken into account, and could cause other expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes;
(iv) dividend expense on short sales; (v) extraordinary items; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; (vii) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended June 30, 2006, AIM reimbursed expenses of $248,986.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended June 30, 2006, AIM was paid $54,721.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2006, the Fund paid AIS $421,502 for Class A, Class B, Class C and Class R share classes and $4 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the

AIM GROWTH ALLOCATION FUND

Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2006, the Class A, Class B, Class C and Class R shares paid $205,004, $408,192, $253,740 and $17,075, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2006, ADI advised the Fund that it retained $200,243 in front-end sales commissions from the sale of Class A shares and $378, $33,530, $6,428 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    The underlying funds pay no distribution fees and the Fund pays no sales loads or other similar compensation to ADI for acquiring underlying fund shares.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $7,781.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2006, the Fund paid legal fees of $2,196 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2006, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2005.

AIM GROWTH ALLOCATION FUND

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2006 was $97,696,246 and $9,941,487, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $30,152,283
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (409,573)
===============================================================================
Net unrealized appreciation of investment securities              $29,742,710
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $315,609,149.

NOTE 8--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    JUNE 30, 2006               DECEMBER 31, 2005
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      4,831,089    $ 62,496,476     8,083,533    $ 92,948,329
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      2,128,903      27,380,062     4,221,325      48,051,887
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,966,854      25,249,352     2,479,199      28,278,097
----------------------------------------------------------------------------------------------------------------------
  Class R                                                        186,104       2,406,850       745,401       8,351,133
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --       159,883       1,948,916
----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --        59,252         719,318
----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --        33,871         410,849
----------------------------------------------------------------------------------------------------------------------
  Class R                                                             --              --         7,333          89,202
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --              --           178           2,174
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        201,356       2,607,632       177,963       2,045,072
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (202,846)     (2,607,632)     (178,988)     (2,045,072)
======================================================================================================================
Reacquired:
  Class A                                                     (1,072,475)    (13,848,551)   (1,101,645)    (12,775,403)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (471,716)     (6,023,701)     (467,504)     (5,348,046)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (624,899)     (7,952,677)     (310,050)     (3,569,121)
----------------------------------------------------------------------------------------------------------------------
  Class R                                                       (108,842)     (1,397,916)     (356,917)     (4,243,556)
======================================================================================================================
                                                               6,833,528    $ 88,309,895    13,552,834    $154,863,779
______________________________________________________________________________________________________________________
======================================================================================================================

NOTE 9--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, of the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

AIM GROWTH ALLOCATION FUND


NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    CLASS A
                                                              ----------------------------------------------------
                                                                                                   APRIL 30, 2004
                                                              SIX MONTHS                          (DATE OPERATIONS
                                                                ENDED           YEAR ENDED         COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,         DECEMBER 31,
                                                                 2006              2005                 2004
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  12.22          $  11.26             $ 10.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.00)             0.10(a)             0.03(a)
------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.60              1.05                1.28
==================================================================================================================
    Total from investment operations                               0.60              1.15                1.31
==================================================================================================================
Less distributions:
  Dividends from net investment income                               --             (0.07)              (0.05)
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --             (0.12)              (0.00)
==================================================================================================================
    Total distributions                                              --             (0.19)              (0.05)
==================================================================================================================
Net asset value, end of period                                 $  12.82          $  12.22             $ 11.26
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                                    4.91%            10.24%              13.12%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $189,410          $132,159             $39,368
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.47%(c)          0.46%               0.52%(d)
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                0.63%(c)          0.75%               1.31%(d)
==================================================================================================================
Estimated underlying fund expenses(e)                              0.87%             0.87%               0.96%
==================================================================================================================
Ratio of net investment income (loss) to average net assets       (0.02)%(c)         0.89%               0.40%(d)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(f)                                            3%               14%                  2%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $165,362,362.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM GROWTH ALLOCATION FUND

                                                                                    CLASS B
                                                              ----------------------------------------------------
                                                                                                   APRIL 30, 2004
                                                              SIX MONTHS                          (DATE OPERATIONS
                                                                ENDED           YEAR ENDED         COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,         DECEMBER 31,
                                                                 2006              2005                 2004
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 12.16           $ 11.23              $ 10.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.04)             0.02(a)             (0.02)(a)
------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.59              1.05                 1.28
==================================================================================================================
    Total from investment operations                              0.55              1.07                 1.26
==================================================================================================================
Less distributions:
  Dividends from net investment income                              --             (0.02)               (0.03)
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             (0.12)               (0.00)
==================================================================================================================
    Total distributions                                             --             (0.14)               (0.03)
==================================================================================================================
Net asset value, end of period                                 $ 12.71           $ 12.16              $ 11.23
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                                   4.52%             9.49%               12.61%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $89,987           $68,411              $22,384
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.22%(c)          1.17%                1.17%(d)
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.38%(c)          1.46%                1.96%(d)
==================================================================================================================
Estimated underlying fund expenses(e)                             0.87%             0.87%                0.96%
==================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.77)%(c)         0.18%               (0.25)%(d)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(f)                                           3%               14%                   2%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $82,314,940.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM GROWTH ALLOCATION FUND

                                                                                    CLASS C
                                                              ----------------------------------------------------
                                                                                                   APRIL 30, 2004
                                                              SIX MONTHS                          (DATE OPERATIONS
                                                                ENDED           YEAR ENDED         COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,         DECEMBER 31,
                                                                 2006              2005                 2004
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 12.15           $ 11.23              $ 10.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.04)             0.02(a)             (0.02)(a)
------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.59              1.04                 1.28
==================================================================================================================
    Total from investment operations                              0.55              1.06                 1.26
==================================================================================================================
Less distributions:
  Dividends from net investment income                              --             (0.02)               (0.03)
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             (0.12)               (0.00)
==================================================================================================================
    Total distributions                                             --             (0.14)               (0.03)
==================================================================================================================
Net asset value, end of period                                 $ 12.70           $ 12.15              $ 11.23
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                                   4.53%             9.40%               12.61%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $58,095           $39,271              $11,543
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.22%(c)          1.17%                1.17%(d)
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.38%(c)          1.46%                1.96%(d)
==================================================================================================================
Estimated underlying fund expenses(e)                             0.87%             0.87%                0.96%
==================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.77)%(c)         0.18%               (0.25)%(d)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(f)                                           3%               14%                   2%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $51,168,633.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM GROWTH ALLOCATION FUND

                                                                                    CLASS R
                                                              ----------------------------------------------------
                                                                                                   APRIL 30, 2004
                                                              SIX MONTHS                          (DATE OPERATIONS
                                                                ENDED           YEAR ENDED         COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,         DECEMBER 31,
                                                                 2006              2005                 2004
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $12.20            $11.25               $10.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)             0.08(a)              0.02(a)
------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.61              1.05                 1.28
==================================================================================================================
    Total from investment operations                              0.59              1.13                 1.30
==================================================================================================================
Less distributions:
  Dividends from net investment income                              --             (0.06)               (0.05)
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             (0.12)               (0.00)
==================================================================================================================
    Total distributions                                             --             (0.18)               (0.05)
==================================================================================================================
Net asset value, end of period                                  $12.79            $12.20               $11.25
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                                   4.84%            10.01%               12.98%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $7,575            $6,285               $1,342
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.72%(c)          0.67%                0.67%(d)
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.88%(c)          0.96%                1.46%(d)
==================================================================================================================
Estimated underlying fund expenses(e)                             0.87%             0.87%                0.96%
==================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.27)%(c)         0.68%                0.25%(d)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(f)                                           3%               14%                   2%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $6,886,597.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM GROWTH ALLOCATION FUND

                                                                              INSTITUTIONAL CLASS
                                                              ----------------------------------------------------
                                                                                                   APRIL 30, 2004
                                                              SIX MONTHS                          (DATE OPERATIONS
                                                                ENDED           YEAR ENDED         COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,         DECEMBER 31,
                                                                 2006              2005                 2004
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $12.25            $11.28               $10.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.02              0.14(a)              0.05(a)
------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.60              1.05                 1.29
==================================================================================================================
    Total from investment operations                              0.62              1.19                 1.34
==================================================================================================================
Less distributions:
  Dividends from net investment income                              --             (0.10)               (0.06)
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             (0.12)               (0.00)
==================================================================================================================
    Total distributions                                             --             (0.22)               (0.06)
==================================================================================================================
Net asset value, end of period                                  $12.87            $12.25               $11.28
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                                   5.06%            10.52%               13.44%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  132            $  125               $  113
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.11%(c)          0.17%                0.17%(d)
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.11%(c)          0.19%                0.75%(d)
==================================================================================================================
Estimated underlying fund expenses(e)                             0.87%             0.87%                0.96%
==================================================================================================================
Ratio of net investment income to average net assets              0.34%(c)          1.18%                0.75%(d)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(f)                                           3%               14%                   2%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $132,475.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

AIM GROWTH ALLOCATION FUND

PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM GROWTH ALLOCATION FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

        DOMESTIC EQUITY                                SECTOR EQUITY                             AIM ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund            AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                               AIM Growth Allocation Fund
AIM Capital Development Fund                 AIM Financial Services Fund                   AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund                   AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund                   AIM Moderately Conservative Allocation
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund                   Fund
AIM Dynamics Fund                            AIM Leisure Fund
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)                              DIVERSIFIED PORTFOLIOS
AIM Mid Cap Basic Value Fund                 AIM Technology Fund
AIM Mid Cap Core Equity Fund(1)              AIM Utilities Fund                            AIM Income Allocation Fund
AIM Opportunities I Fund                                                                   AIM International Allocation Fund
AIM Opportunities II Fund
AIM Opportunities III Fund                             FIXED INCOME
AIM S&P 500 Index Fund
AIM Select Equity Fund                       TAXABLE
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund                    AIM Enhanced Short Bond Fund
AIM Structured Core Fund                     AIM Floating Rate Fund
AIM Structured Growth Fund                   AIM High Yield Fund
AIM Structured Value Fund                    AIM Income Fund
AIM Summit Fund                              AIM Intermediate Government Fund
AIM Trimark Endeavor Fund                    AIM International Bond Fund
AIM Trimark Small Companies Fund             AIM Limited Maturity Treasury Fund
                                             AIM Money Market Fund
                                             AIM Short Term Bond Fund
      INTERNATIONAL/GLOBAL EQUITY            AIM Total Return Bond Fund
                                             Premier Portfolio
AIM Asia Pacific Growth Fund                 Premier U.S. Government Money
AIM China Fund                                   Portfolio
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund(1)           TAX-FREE
AIM Global Aggressive Growth Fund
AIM Global Equity Fund                       AIM High Income Municipal Fund(1)
AIM Global Growth Fund                       AIM Municipal Bond Fund
AIM Global Value Fund                        AIM Tax-Exempt Cash Fund
AIM Japan Fund                               AIM Tax-Free Intermediate Fund
AIM International Core Equity Fund           Premier Tax-Exempt Portfolio
AIM International Growth Fund
AIM International Small Company Fund(1)      ================================================================================
AIM Trimark Fund                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
                                             FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                             FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                             ================================================================================

* Domestic equity and income fund

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

     If used after October 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $414 billion in assets under management. Data as of June 30, 2006.

AIMinvestments.com                 GAL-SAR-1            A I M Distributors, Inc.

                                                  [YOUR GOALS. OUR SOLUTIONS.]
                                                    --Registered Trademark--
------------------------------------------------------------------------------
Mutual   Retirement   Annuities   College   Separately   Offshore   Cash           [AIM INVESTMENTS LOGO APPEARS HERE]
Funds    Products                 Savings   Managed      Products   Management           --Registered Trademark--
                                  Plans     Accounts
------------------------------------------------------------------------------

                                                      AIM INCOME ALLOCATION FUND
                               Semiannual Report to Shareholders o June 30, 2006


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                          --Registered Trademark--

AIM INCOME ALLOCATION FUND SEEKS A HIGH LEVEL OF CURRENT INCOME WITH GROWTH OF CAPITAL AS A SECONDARY OBJECTIVE.


o Unless otherwise stated, information presented in this report is as of June 30, 2006, and is based on total net assets.

ABOUT SHARE CLASSES                          may change their investment objectives       o The prices of and the income generated
                                             or policies without the approval of the      by securities held by the underlying
o Class B shares are not available as an     Fund. If that were to occur, the Fund        funds may decline in response to certain
investment for retirement plans              might be forced to withdraw its              events, including those directly
maintained pursuant to Section 401 of        investments from the underlying funds at     involving the companies whose securities
the Internal Revenue Code, including         a time that is unfavorable to the funds.     are owned by the underlying funds;
401(k) plans, money purchase pension                                                      general economic and market conditions;
plans and profit sharing plans, except       PRINCIPAL RISKS OF INVESTING IN              regional or global economic instability;
for plans that have existing accounts        THE UNDERLYING FUNDS                         and currency and interest rate
invested in Class B shares.                                                               fluctuations.
                                             o Investing in a mutual fund that
o Class R shares are available only to       invests in international securities          o Some of the underlying funds may
certain retirement plans. Please see the     presents certain risks not associated        invest in smaller companies which
prospectus for more information.             with investing solely in the United          involve risks not associated with
                                             States. These include risks relating to      investing in more established companies,
PRINCIPAL RISKS OF INVESTING IN THE FUND     fluctuations in the value of the U.S.        such as business risk, stock price
                                             dollar relative to the values of other       fluctuations and illiquidity.
o The Fund is a "fund of funds," which       currencies, the custody arrangements
means that it invests its assets in          made for the Fund's foreign holdings,        o The underlying funds may invest a
other underlying mutual funds advised by     differences in accounting, political         portion of their assets in debt
A I M Advisors, Inc.                         risks and the lesser degree of public        securities such as notes and bonds. The
                                             information required to be provided by       values of debt securities and the income
o Investors will bear not just their         non-U.S. companies.                          generated by debt securities may be
share of the Fund's operational                                                           affected by changing interest rates and
expenses, but also, indirectly, the          o Certain of the underlying funds may        by changes in effective maturities and
operating expenses of the underlying         invest in mortgage-backed securities,        credit ratings of these securities.
funds.                                       which may lose value if mortgages are
                                             prepaid in response to falling interest      o The underlying funds may use enhanced
o The advisor may change the Fund's          rates.                                       investment techniques such as leveraging
asset class allocations, the underlying                                                   and derivatives. Leveraging entails
funds or the target weightings in the        o The Fund invests in a fund that            special risks such as magnifying changes
underlying funds at its discretion.          invests in synthetic instruments, the        in the value of the portfolio's
                                             value of which may not correlate             securities. Derivatives are subject to
o The advisor has the ability to select      perfectly with the overall securities        counter party risk-the risk that the
and substitute the underlying funds in       markets. Some synthetic instruments are      other party will not complete the
which the Fund invests, and may be           more sensitive to interest rate changes      transaction with the fund
subject to potential conflicts of            and market price fluctuations than
interest in selecting underlying funds       others.                                      o The underlying funds may invest in
because it may receive higher fees from                                                   lower-quality debt securities, commonly
certain underlying funds than others.        o Prices of equity securities change in      known as "junk bonds". Compared to
However, as a fiduciary to the Fund, the     response to many factors including the       higher quality debt securities, junk
advisor is required to act in the Fund's     historical and prospective earnings of       bonds involve greater risk of default or
best interest when selecting the             the issuer, the value of its assets,         price changes due to changes in credit
underlying funds.                            general economic conditions, interest        quality of the issuer because they are
                                             rates, investor perceptions and market       generally unsecured and may be
o There is a risk that the advisor's         liquidity.                                   subordinated to other creditors' claims.
evaluations and assumptions regarding                                                     Credit ratings on junk bonds do not
the Fund's broad asset classes or the        o Investing in emerging markets involves     necessarily reflect their actual market
underlying funds in which the Fund           greater risk than investing in more          risk.
invests may be incorrect based on actual     established markets. Risks for emerging
market conditions. There can be no           markets include, for instance, risks
assurance that the underlying funds will     relating to the relatively smaller size
achieve their investment objectives, and     and lesser liquidity of these markets,
the performance of the underlying funds      high inflation rates, adverse political
may be lower than that of the asset          developments and lack of timely
class they were selected to represent.       information.
The underlying funds

                                                                                          ==========================================
====================================================================================
                                                                                          FUND NASDAQ SYMBOLS
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES             Class A Shares                    ALAAX
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Class B Shares                    BLIAX
                                                                                          Class C Shares                    CLIAX
====================================================================================      Class R Shares                    RLIAX
                                                                                          ==========================================


NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

AIMinvestments.com

o The underlying funds may invest in         o The Underlying funds may invest in         Brothers, a global investment bank.
obligations and instrumentalities of the     high-coupon U.S. Government agency
U.S. Government that may vary in the         mortgage-backed securities. These            o The unmanaged MSCI EUROPE, AUSTRALASIA
level of support they receive from the       provide a higher coupon at the time of       and the FAR EAST INDEX (the MSCI EAFE
U.S Government. The U.S. Government may      purchase than current prevailing market      --Registered Trademark-- Index) is a
choose not to provide financial support      interest rates. The funds may purchase       group of foreign securities tracked by
to U.S. Government sponsored agencies or     such securities at a premium. If these       Morgan Stanley Capital International.
instrumentalities if it is not legally       securities experience a faster principal
obligated to do so, in which case, if        prepayment rate than expected, both the      o The unmanaged LIPPER MIXED-ASSET
the issuer defaulted, the underlying         market value of and income from such         TARGET ALLOCATION CONSERVATIVE FUND
fund holding securities of such issuer       securities will decrease.                    INDEX is an equally weighted
might not be able to recover its                                                          representation of the 10 largest
investment from the U.S Government.                                                       conservative funds that by portfolio
                                             o If the seller of a repurchase              practice maintain a mix of between
o An underlying fund in which the fund       agreement in which an underlying fund        20%-40% equity securities, with the
invests could conceivably hold real          invests defaults on its obligation or        remainder invested in bonds, cash and
estate directly if a company defaults on     declares bankruptcy, the underlying fund     cash equivalents. Lipper Inc. is an
debt securities the underlying fund          may experience delays in selling the         independent mutual fund performance
owns. In that event, an investment in        securities underlying the repurchase         monitor.
the underlying fund may have additional      agreement.
risks relating to direct ownership in                                                     o The unmanaged LIPPER INCOME FUND INDEX
real estate, including difficulties in       ABOUT INDEXES USED IN THIS REPORT            represents an average of the 30 largest
valuating and trading real estate,                                                        income funds tracked by Lipper Inc., an
declines in the value of the properties,     o The unmanaged STANDARD & POOR'S            independent mutual fund performance
risk relating to general and local           COMPOSITE INDEX OF 500 STOCKS (the S&P       monitor.
economic conditions, changes in the          500--Registered Trademark-- INDEX) is
climate for real estate, increases in        an index of common stocks frequently         o The Fund is not managed to track the
taxes, expenses and costs, changes in        used as a general measure of U.S. stock      performance of any particular index,
laws, casualty and condemnation losses,      market performance.                          including the indexes defined here, and
rent control limitations and increases                                                    consequently, the performance of the
in interest rates.                           o THE CUSTOM INCOME ALLOCATION INDEX         Fund may deviate significantly from the
                                             used in this report is composed of 30%       performance of the indexes.
o Certain of the underlying funds may        Russell 3000 Index, 40% Lehman Brothers
engage in active and frequent trading of     U.S. Aggregate Bond Index, 15% Lehman        o A direct investment cannot be made in
portfolio securities to achieve their        Brothers High Yield Index, 10% Lehman        an index. Unless otherwise indicated,
investment objectives which may cause it     Brothers 1-3 Year Government/Credit          index results include reinvested
to incur increased costs, which can          Index and 5% MSCI EAFE Index.                dividends, and they do not reflect sales
lower the actual return of the                                                            charges. Performance of an index of
underlying fund. Active trading may also     o The unmanaged RUSSELL 3000                 funds reflects fund expenses;
increase short term gains and losses,        --Registered Trademark-- INDEX               performance of a market index does not.
which may affect the taxes that must be      represents the performance of the stocks
paid.                                        of large-capitalization companies.           OTHER INFORMATION

o The values of convertible securities       o The unmanaged LEHMAN BROTHERS U.S.         o The returns shown in management's
in which an underlying fund may invest       AGGREGATE BOND INDEX (the Lehman             discussion of Fund performance are based
will be affected by market interest          Aggregate Index) represents the U.S.         on net asset values calculated for
rates, the risk that the issuer may          investment-grade fixed-rate bond market      shareholder transactions. Generally
default on interest or principal             (including government and corporate          accepted accounting principles require
payments and the value of the underlying     securities, mortgage pass-through            adjustments to be made to the net assets
common stock into which these securities     securities and asset-backed securities).     of the Fund at period end for financial
may be converted.                                                                         reporting purposes, and as such, the net
                                             o The unmanaged LEHMAN BROTHERS HIGH         asset values for shareholder
o Certain of the underlying funds may        YIELD INDEX represents the performance       transactions and the returns based on
participate in the initial public            of high-yield debt securities.               those net asset values may differ from
offering (IPO) market in some market                                                      the net asset values and returns
cycles. If the underlying funds have a       o The unmanaged LEHMAN BROTHERS 1-3 YEAR     reported in the Financial Highlights.
smaller asset base, any investment an        GOVERNMENT/CREDIT INDEX represents the
underlying fund may make in IPOs may         performance of short-term government and     The Fund provides a complete list of its
significantly affect the fund's total        investment-grade corporate debt              holdings four times in each fiscal year,
return.                                      securities. The Lehman indexes are           at the quarter-ends. For the second and
                                             compiled by Lehman                           fourth quarters, the lists appear in the
                                                                                          Fund's semiannual and annual reports to
                                                                                          shareholders. For the first

                                                                                          Continued on page 5

AIM INCOME ALLOCATION FUND

                    DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF FUNDS --Registered Trademark--:

                    We're pleased to provide you with this report, which
                    includes a discussion of how your Fund was managed during
                    the period under review in this report, and what factors
     [GRAHAM        affected its performance. That discussion begins on page 3.
      PHOTO]
                         It's been said nothing is certain but death and taxes.
                    We would venture to add that one other thing is certain:
                    Markets change--and change often--in the short term. The
                    first six months of 2006 were a perfect example. Domestic
                    and global equity markets were generally strong during the
 ROBERT H. GRAHAM   early months of the period, but they became considerably
                    more volatile and negative beginning in May. Inflation fears were the primary cause of this change in market sentiment:

                    o Amid signs of rising inflation, the U.S. Federal Reserve Board continued to raise interest rates in response to inflation risks.

                    o The dollar remained weak, making imports more expensive and thereby raising inflation.

                    o Oil prices remained at historically high levels, threatening to reduce consumer spending--and possibly slowing the U.S. economy.

     [TAYLOR             While we can't do anything about the ambiguity and
      PHOTO]        uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market
                    conditions: Maintain a diversified portfolio. AIM
                    Investments--Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary
                    tools to build a portfolio that's right for you regardless
   PHILIP TAYLOR    of market conditions. AIM offers a comprehensive range of
                    retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                         We also believe in the value of a trusted financial
                    advisor who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                    OUR COMMITMENT TO YOU

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                         Information about investing, the markets and your Fund
                    is always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                    Sincerely,

                    /s/ ROBERT H. GRAHAM                 /s/ PHILIP TAYLOR

                    Robert H. Graham                     Philip Taylor
                    Vice Chair - AIM Funds               President - AIM Funds
                    Chair, AIM Investments               CEO, AIM Investments


                    August 10, 2006

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. Is the distributor for the retail funds represented by AIM Investments.

AIM INCOME ALLOCATION FUND


                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

   [CROCKETT             Looking ahead, your Board finds many reasons to be
     PHOTO]         positive about AIM's management and strategic direction.
                    Most importantly, AIM management's investment management
                    discipline is paying off in terms of improved overall
                    performance. While work remains to be done, AIM's
                    complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its
BRUCE L. CROCKETT   highest since 2000. We are also pleased with AIM
                    management's efforts to seek more cost-effective ways of delivering superior service.

                         In addition, AIM is realizing the benefits of belonging
                    to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP manages more than $414 billion globally, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                         The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                         Your Board is very pleased with the overall direction
                    and progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                    Sincerely,

                    /s/ BRUCE L. CROCKETT


                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    August 10, 2006


                    *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (aiminvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of the advisory agreement information for your Fund is also included in this semiannual report on pages 7-8.

AIM INCOME ALLOCATION FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                                    We determine target asset class
====================================================================================      weightings and underlying fund
                                                                                          selections for the Fund and also monitor
PERFORMANCE SUMMARY                          =======================================      the Fund on an ongoing basis. The
                                                                                          underlying funds are actively managed by
The Fund produced positive performance       FUND VS. INDEXES                             their respective management teams based
at net asset value for the reporting                                                      on the individual fund objectives,
period. We are pleased to report the         CUMULATIVE TOTAL RETURNS,                    investment strategies and management
Fund outperformed both its broad-market      12/31/05-6/30/06, EXCLUDING APPLICABLE       techniques.
index, the S&P 500 Index, and the Custom     SALES CHARGES.IF SALES CHARGES WERE
Income Allocation Index, which               INCLUDED,RETURNS WOULD BE LOWER.                  While the weightings of various
approximates the performance of the                                                       underlying funds in the portfolio may
types of holdings owned by the Fund's        Class A Shares                     2.84%     vary from their targets during the year
underlying funds.                                                                         due to market movements, we rebalance
                                             Class B Shares                     2.45      the portfolio annually to maintain its
     The Fund's performance was                                                           target asset class allocations.
broad-based, with six of its nine            Class C Shares                     2.55
underlying funds contributing positively                                                  MARKET CONDITIONS AND YOUR FUND
to total returns for the reporting           Class R Shares                     2.81
period. While the underlying funds in                                                     Domestic equity markets provided mixed
the 35% equity component drove the           S&P 500 Index (Broad Market Index) 2.71      results during the first half of 2006
majority of the Fund's return, our                                                        amid continued investor concerns
emphasis on fixed-income holdings (65%)      Custom Income Allocation Index               regarding rising interest rates, oil
served as ballast, helping stabilize         (Style-Specific Index)             1.78      prices, and their potential negative
results during a volatile period for the                                                  effects on economic growth, inflation,
equity markets.                              Lipper Mixed-Asset Target Allocation         consumer spending and corporate profits.
                                             Conservative Fund Index                      In general, telecommunication services
     The Fund's holdings in real estate,     (Peer Group Index)(1)              1.88      and energy stocks were the best
utilities, dividend-paying and                                                            performers during the reporting period,
international stocks helped the Fund         Lipper Income Fund Index                     while information technology and health
outperform its style-specific index          (Former Peer Group Index)          2.14      care lagged. Small-cap stocks posted
during the reporting period.                                                              particularly impressive returns due to
                                             SOURCE: LIPPER INC.                          strong performance within the space
                                                                                          during the first quarter. International
                                             (1) Lipper recently reclassified AIM         equity markets also posted strong gains,
                                             Income Allocation Fund from the Lipper       outperforming most domestic equity
                                             Income Fund category to the Lipper           markets during the reporting period.
                                             Mixed-Asset Target Allocation
                                             Conservative Fund category.                       Within the Fund's 35% equity
                                             =======================================      component, all four underlying equity
                                                                                          funds made positive contributions to
====================================================================================      performance in the period.

HOW WE INVEST                                bond funds, which represent 65% of the            AIM Real Estate Fund was the
                                             target portfolio, and four stock funds,      leading contributor to Fund returns, as
The Fund invests in nine underlying          which represent 35%. The underlying          the real estate
funds diversified among asset classes        funds invest in a wide range of
(bonds, stocks and cash), investment         income-producing securities, which may
styles (value and blend/core), regions       generate an attractive yield with less
(domestic and international) and market      price volatility than individual asset                                   (continued)
capitalizations (large and mid). These       classes.
underlying funds include five

====================================================================================================================================
PORTFOLIO COMPOSITION
                                                                                          TARGET        % OF TOTAL NET ASSETS
ASSET CLASS                                   FUND                                      ALLOCATION          AS OF 6/30/06

Large Cap Core                                AIM Diversified Dividend Fund               15.0%                 15.1%

International/Global Blend                    AIM International Core Equity Fund           5.0                   5.2

Sector                                        AIM Utilities Fund                           8.0                   8.1

Real Estate                                   AIM Real Estate Fund                         7.0                   7.2

Intermediate Term Investment Grade            AIM Total Return Bond Fund                  20.0                  19.8

Intermediate Term                             AIM Income Fund                             10.0                   9.9

Short Term Investment Grade                   AIM Short Term Bond Fund                    10.0                   9.9

Intermediate Term Investment Grade            AIM Intermediate Government Fund            10.0                   9.9

Taxable Non-Investment Grade                  AIM High Yield Fund                         15.0                  14.9

                                                                                     TOTAL NET ASSETS        $14.8 MILLION

The Fund purchases Institutional Class shares of the underlying funds. Institutional Class shares have no sales charge. The Fund's holdings are subject to change and there is no assurance that the Fund will continue to hold any particular fund.
====================================================================================================================================

AIM INCOME ALLOCATION FUND

markets outperformed the broad market             AIM Total Return Bond Fund, AIM                          GARY WENDLER, is manager
during the period. Favorable security        Income Fund and AIM Intermediate                              of AIM Income Allocation
selection within the office and              Government Fund were also modest                 [WENDLER     Fund. He began his career
apartment segments contributed most to       detractors from the performance of AIM            PHOTO]      in the investment
AIM Real Estate Fund's performance.          Income Allocation Fund for the period.                        industry in 1986 and
                                                                                                           joined AIM in 1995.
     AIM Utilities Fund made key                  The positive results of the Fund        Mr. Wendler earned a B.B.A. in finance
contributions to Fund returns as well.       demonstrate the advantages of                from Texas A&M University.
The fund's performance in the period was     diversification. The Fund benefited from
driven largely by strong stock selection     strong performance in a variety of
particularly in electric utilities and       different areas of the equity
diversified telecommunications. In           markets--including holdings diversified
addition, investors favored utilities        across market capitalization ranges,
stocks because of their generally more       sectors and geographic regions. The
defensive character and their tendency       Fund's 65% allocation to fixed-income
to pay dividends.                            securities provided a further boost and
                                             served as ballast, helping to reduce the
     AIM Diversified Dividend Fund also      impact of the volatility in the equity
contributed to overall performance as        market.
the fund outperformed its style specific
index. The largest positive contributors     IN CLOSING
to relative performance came from the
information technology and health care       We remain committed to these strategies,
sectors. While AIM Diversified Dividend      and as always, we thank you for your
Fund's information technology stocks         continued investment in AIM Income
contributed to relative performance, the     Allocation Fund.
fund's holdings in this sector posted
negative returns for the period.             THE VIEWS AND OPINIONS EXPRESSED IN
                                             MANAGEMENT'S DISCUSSION OF FUND
     AIM International Core Equity           PERFORMANCE ARE THOSE OF A I M ADVISORS,
Fund's performance was driven by heavy       INC. THESE VIEWS AND OPINIONS ARE
exposure to European stocks, which led       SUBJECT TO CHANGE AT ANY TIME BASED ON
international markets during the period.     FACTORS SUCH AS MARKET AND ECONOMIC
                                             CONDITIONS. THESE VIEWS AND OPINIONS MAY
     During the reporting period, the        NOT BE RELIED UPON AS INVESTMENT ADVICE
U.S. Federal Reserve Board (the Fed)         OR RECOMMENDATIONS, OR AS AN OFFER FOR A
continued its tightening policy, raising     PARTICULAR SECURITY. THE INFORMATION IS
the key federal funds target rate to         NOT A COMPLETE ANALYSIS OF EVERY ASPECT
5.25%. In this environment, most fixed       OF ANY MARKET, COUNTRY, INDUSTRY,
income markets were down slightly, with      SECURITY OR THE FUND. STATEMENTS OF FACT
the Lehman Brothers U.S. Aggregate Bond      ARE FROM SOURCES CONSIDERED RELIABLE,
Index declining -0.72%. However, the         BUT A I M ADVISORS, INC. MAKES NO
high yield market posted gains, as the       REPRESENTATION OR WARRANTY AS TO THEIR
Lehman Brothers High Yield Index rose        COMPLETENESS OR ACCURACY. ALTHOUGH
3.14% during the reporting period. U.S.      HISTORICAL PERFORMANCE IS NO GUARANTEE
Treasury securities with two-year,           OF FUTURE RESULTS, THESE INSIGHTS MAY
five-year and 10-year maturity dates         HELP YOU UNDERSTAND OUR INVESTMENT
moved up in tandem and were posting          MANAGEMENT PHILOSOPHY.
similar current yields by the end of the
reporting period.                                 See important Fund and index
                                             disclosures on the inside front cover.
     AIM High Yield Fund had the highest
return and made the largest contribution
to returns within the bond portion of
the Fund. This fund benefited from
strong performance in the high yield
market over the period.

     While AIM High Yield Fund
contributed to overall performance, the
fund underperformed its style specific
index, the Lehman Brothers High Yield                                                               [RIGHT ARROW GRAPHIC]
Index, largely because of an underweight
position in auto company bonds relative                                                   FOR A PRESENTATION OF YOUR
to the index.                                                                             FUND'S PERFORMANCE, PLEASE SEE
                                                                                          PAGE 5.

AIM INCOME ALLOCATION FUND

YOUR FUND'S LONG-TERM PERFORMANCE

========================================

CUMULATIVE TOTAL RETURNS                     RECENT MONTH-END PERFORMANCE.                CLASS B SHARES DECLINES FROM 5%
                                             PERFORMANCE FIGURES REFLECT REINVESTED       BEGINNING AT THE TIME OF PURCHASE TO 0%
As of 6/30/06, including applicable          DISTRIBUTIONS, CHANGES IN NET ASSET          AT THE BEGINNING OF THE SEVENTH YEAR.
sales charges                                VALUE AND THE EFFECT OF THE MAXIMUM          THE CDSC ON CLASS C SHARES IS 1% FOR THE
                                             SALES CHARGE UNLESS OTHERWISE STATED.        FIRST YEAR AFTER PURCHASE. CLASS R
CLASS A SHARES                               PERFORMANCE FIGURES DO NOT REFLECT           SHARES DO NOT HAVE A FRONT-END SALES
Inception (10/31/05)            -0.50%       DEDUCTION OF TAXES A SHAREHOLDER WOULD       CHARGE; RETURNS SHOWN ARE AT NET ASSET
                                             PAY ON FUND DISTRIBUTIONS OR SALE OF         VALUE AND DO NOT REFLECT A 0.75% CDSC
CLASS B SHARES                               FUND SHARES. INVESTMENT RETURN AND           THAT MAY BE IMPOSED ON A TOTAL
Inception (10/31/05)            -0.32%       PRINCIPAL VALUE WILL FLUCTUATE SO THAT       REDEMPTION OF RETIREMENT PLAN ASSETS
                                             YOU MAY HAVE A GAIN OR LOSS WHEN YOU         WITHIN THE FIRST YEAR.
CLASS C SHARES                               SELL SHARES.
Inception (10/31/05)             3.78%                                                         THE PERFORMANCE OF THE FUND'S SHARE
                                                  CLASS A SHARE PERFORMANCE REFLECTS      CLASSES WILL DIFFER PRIMARILY DUE TO
CLASS R SHARES                               THE MAXIMUM 5.50% SALES CHARGE, AND          DIFFERENT SALES CHARGE STRUCTURES AND
Inception (10/31/05)             5.07%       CLASS B AND CLASS C SHARE PERFORMANCE        CLASS EXPENSES.
                                             REFLECTS THE APPLICABLE CONTINGENT
========================================     DEFERRED SALES CHARGE (CDSC) FOR THE              HAD THE ADVISOR NOT WAIVED FEES
                                             PERIOD INVOLVED. THE CDSC ON                 AND/OR REIMBURSED EXPENSES, PERFORMANCE
THE PERFORMANCE DATA QUOTED REPRESENT                                                     WOULD HAVE BEEN LOWER.
PAST PERFORMANCE AND CANNOT GUARANTEE
COMPARABLE FUTURE RESULTS; CURRENT
PERFORMANCE MAY BE LOWER OR HIGHER.
PLEASE VISIT AIMINVESTMENTS.COM FOR THE
MOST











Continued from inside front cover

and third quarters, the Fund files the       A description of the policies and
lists with the Securities and Exchange       procedures that the Fund uses to
Commission (SEC) on Form N-Q. The most       determine how to vote proxies relating
recent list of portfolio holdings is         to portfolio securities is available
available at AIMinvestments.com. From        without charge, upon request, from our
our home page, click on Products &           Client Services department at
Performance, then Mutual Funds, then         800-959-4246 or on the AIM Web site,
Fund Overview. Select your Fund from the     AIMinvestments.com. On the home page,
drop-down menu and click on Complete         scroll down and click on AIM Funds Proxy
Quarterly Holdings. Shareholders can         Policy. The information is also
also look up the Fund's Forms N-Q on the     available on the SEC Web site, sec.gov.
SEC Web site at sec.gov. Copies of the
Fund's Forms N-Q may be reviewed and         Information regarding how the Fund voted
copied at the SEC Public Reference Room      proxies related to its portfolio
at 100 F Street, N.E., Washington, D.C.      securities during the 12 months ended
20549. You can obtain information on the     June 30, 2006, is available at our Web
operation of the Public Reference Room,      site. Go to AIMinvestments.com, access
including information about duplicating      the About Us tab, click on Required
fee charges, by calling 202-942-8090 or      Notices and then click on Proxy Voting
800-732-0330,or by electronic request at     Activity. Next, select the Fund from the
the following e-mail address:                drop-down menu. The information is also
publicinfo@sec.gov. The SEC file numbers     available on the SEC Web site, sec.gov.
for the Fund are 811-02699 and
002-57526.

AIM INCOME ALLOCATION FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      and are deducted from the value of the       after expenses for the six months
                                             funds your Fund invests in. The effect       ended June 30, 2006, appear in the
As a shareholder of the Fund, you incur      of the estimated underlying fund             table "Fund vs. Indexes" on page 3.
two types of costs: (1) transaction          expenses that you bear indirectly are
costs, which may include sales charges       included in your Fund's total return.             THE HYPOTHETICAL ACCOUNT VALUES AND
(loads) on purchase payments; contingent                                                  EXPENSES MAY NOT BE USED TO ESTIMATE THE
deferred sales charges on redemptions;       ACTUAL EXPENSES                              ACTUAL ENDING ACCOUNT BALANCE OR
and redemption fees, if any; and (2)                                                      EXPENSES YOU PAID FOR THE PERIOD. YOU
ongoing costs, including distribution        The table below provides information         MAY USE THIS INFORMATION TO COMPARE THE
and/or service fees (12b-1); and other       about actual account values and actual       ONGOING COSTS OF INVESTING IN THE FUND
Fund expenses. This example is intended      expenses. You may use the information in     AND OTHER FUNDS. TO DO SO, COMPARE THIS
to help you understand your ongoing          this table, together with the amount you     5% HYPOTHETICAL EXAMPLE WITH THE 5%
costs (in dollars) of investing in the       invested, to estimate the expenses that      HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
Fund and to compare these costs with         you paid over the period. Simply divide      SHAREHOLDER REPORTS OF THE OTHER FUNDS.
ongoing costs of investing in other          your account value by $1,000 (for
mutual funds. The example is based on an     example, an $8,600 account value divided          Please note that the expenses shown
investment of $1,000 invested at the         by $1,000 = 8.6), then multiply the          in the table are meant to highlight your
beginning of the period and held for the     result by the number in the table under      ongoing costs only and do not reflect
entire period January 1, 2006, through       the heading entitled "Actual Expenses        any transactional costs, such as sales
June 30, 2006.                               Paid During Period" to estimate the          charges (loads) on purchase payments,
                                             expenses you paid on your account during     contingent deferred sales charges on
     In addition to the fees and             this period.                                 redemptions, and redemption fees, if
expenses which the Fund bears directly,                                                   any. Therefore, the hypothetical
the Fund indirectly bears a pro rata         HYPOTHETICAL EXAMPLE FOR                     information is useful in comparing
share of the fees and expenses of the        COMPARISON PURPOSES                          ongoing costs only, and will not help
underlying funds in which your Fund                                                       you determine the relative total costs
invests. The amount of fees and expenses     The table below also provides                of owning different funds. In addition,
incurred indirectly by your Fund will        information about hypothetical account       expenses shown in the table do not
vary because the underlying funds have       values and hypothetical expenses based       include the expenses of the underlying
varied expenses and fee levels and the       on the Fund's actual expense ratio and       funds, which are borne indirectly by the
Fund may own different proportions of        an assumed rate of return of 5% per year     Fund. If transactional costs and
the underlying funds at different times.     before expenses, which is not the Fund's     indirect expenses were included, your
Estimated underlying fund expenses are       actual return. The Fund's actual             costs would have been higher.
not expenses that are incurred directly      cumulative total returns at net asset
by your Fund. They are expenses that are     value
incurred directly by the underlying
funds

====================================================================================================================================

                                                   ACTUAL                         HYPOTHETICAL
                                                                        (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING              ENDING              EXPENSES        ENDING             EXPENSES          ANNUALIZED
SHARE           ACCOUNT VALUE        ACCOUNT VALUE         PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS             (1/1/06)           (6/30/06)(1)           PERIOD(2)      (6/30/06)           PERIOD(2)           RATIO
  A              $1,000.00            $1,028.40              $1.46         $1,023.36            $1.45              0.29%
  B               1,000.00             1,024.50               5.22          1,019.64             5.21              1.04
  C               1,000.00             1,025.50               5.22          1,019.64             5.21              1.04
  R               1,000.00             1,028.10               2.72          1,022.12             2.71              0.54

(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June
     30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2006, appear in the table "Fund vs. Indexes" on page 3.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

                                                                                 [ARROW          For More Information Visit
                                                                                 BUTTON          AIMINVESTMENTS.COM
                                                                                 IMAGE]

AIM INCOME ALLOCATION FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT


The Board of Trustees of AIM Growth          o The nature and extent of the advisory      each class of the Fund. The Board
Series (the "Board") oversees the            services to be provided by AIM. The          considered the contractual nature of
management of AIM Income Allocation Fund     Board reviewed the services to be            this fee waiver/expense limitation and
(the "Fund") and, as required by law,        provided by AIM under the Advisory           noted that it remains in effect through
determines annually whether to approve       Agreement. Based on this review, the         June 30, 2007. The Board considered the
the continuance of the Fund's advisory       Board concluded that the range of            effect this fee waiver/expense
agreement with A I M Advisors, Inc.          services to be provided by AIM under the     limitation would have on the Fund's
("AIM"). Based upon the recommendation       Advisory Agreement was appropriate and       estimated expenses and concluded that
of the Investments Committee of the          that AIM currently is providing services     the levels of fee waivers/expense
Board, at a meeting held on June 27,         in accordance with the terms of the          limitations for the Fund were fair and
2006, the Board, including all of the        Advisory Agreement.                          reasonable.
independent trustees, approved the
continuance of the advisory agreement        o The quality of services to be provided     o Breakpoints and economies of scale.
(the "Advisory Agreement") between the       by AIM. The Board reviewed the               The Board noted that AIM will not charge
Fund and AIM for another year, effective     credentials and experience of the            the Fund any advisory fees pursuant to
July 1, 2006.                                officers and employees of AIM who will       the Advisory Agreement although the
                                             provide investment advisory services to      underlying funds in which the Fund
     The Board considered the factors        the Fund. In reviewing the                   invests pay advisory fees.
discussed below in evaluating the            qualifications of AIM to provide
fairness and reasonableness of the           investment advisory services, the Board      o Investments in affiliated money market
Advisory Agreement at the meeting on         considered such issues as AIM's              funds. Not applicable because the Fund
June 27, 2006 and as part of the Board's     portfolio and product review process,        does not invest in affiliated money
ongoing oversight of the Fund. In their      various back office support functions        market funds.
deliberations, the Board and the             provided by AIM and AIM's equity and
independent trustees did not identify        fixed income trading operations. Based       o Independent written evaluation and
any particular factor that was               on the review of these and other             recommendations of the Fund's Senior
controlling, and each trustee attributed     factors, the Board concluded that the        Officer. The Board noted that, upon
different weights to the various             quality of services to be provided by        their direction, the Senior Officer of
factors.                                     AIM was appropriate and that AIM             the Fund, who is independent of AIM and
                                             currently is providing satisfactory          AIM's affiliates, had prepared an
     One responsibility of the               services in accordance with the terms of     independent written evaluation in order
independent Senior Officer of the Fund       the Advisory Agreement.                      to assist the Board in determining the
is to manage the process by which the                                                     reasonableness of the proposed
Fund's proposed management fees are          o The performance of the Fund relative       management fees of the AIM Funds,
negotiated to ensure that they are           to comparable funds. Not applicable          including the Fund. The Board noted that
negotiated in a manner which is at arms'     because the Fund has not been in             the Senior Officer's written evaluation
length and reasonable. To that end, the      operation for a full calendar year.          had been relied upon by the Board in
Senior Officer must either supervise a                                                    this regard in lieu of a competitive
competitive bidding process or prepare       o The performance of the Fund relative       bidding process. In determining whether
an independent written evaluation. The       to indices. Not applicable because the       to continue the Advisory Agreement for
Senior Officer has recommended an            Fund has not been in operation for a         the Fund, the Board considered the
independent written evaluation in lieu       full calendar year.                          Senior Officer's written evaluation.
of a competitive bidding process and,
upon the direction of the Board, has         o Meetings with the Fund's portfolio         o Profitability of AIM and its
prepared such an independent written         managers and investment personnel. With      affiliates. The Board noted that AIM
evaluation. Such written evaluation also     respect to the Fund, the Board is            will not charge the Fund any advisory
considered certain of the factors            meeting periodically with such Fund's        fees pursuant to the Advisory Agreement
discussed below. In addition, as             portfolio managers and/or other              although the underlying funds in which
discussed below, the Senior Officer made     investment personnel and believes that       the fund invests pay advisory fees.
a recommendation to the Board in             such individuals are competent and able
connection with such written evaluation.     to continue to carry out their               o Benefits of soft dollars to AIM. The
                                             responsibilities under the Advisory          Board considered the benefits realized
     The discussion below serves as a        Agreement.                                   by AIM as a result of brokerage
summary of the Senior Officer's                                                           transactions executed through "soft
independent written evaluation and           o Overall performance of AIM. Not            dollar" arrangements. Under these
recommendation to the Board in               applicable because the Fund has not been     arrangements, brokerage commissions paid
connection therewith, as well as a           in operation for a full calendar year.       by the Fund and/or other funds advised
discussion of the material factors and                                                    by AIM are used to pay for research and
the conclusions with respect thereto         o Fees relative to those of clients of       execution services. This research may be
that formed the basis for the Board's        AIM with comparable investment               used by AIM in making investment
approval of the Advisory Agreement.          strategies. The Board noted that AIM         decisions for the Fund. The Board
After consideration of all of the            will not charge the Fund any advisory        concluded that such arrangements were
factors below and based on its informed      fees pursuant to the Advisory Agreement      appropriate.
business judgment, the Board determined      although the underlying funds in which
that the Advisory Agreement is in the        the Fund invests pay advisory fees.          o AIM's financial soundness in light of
best interests of the Fund and its                                                        the Fund's needs. The Board considered
shareholders and that the compensation       o Fees relative to those of comparable       whether AIM is financially sound and has
to AIM under the Advisory Agreement is       funds with other advisors. The Board         the resources necessary to perform its
fair and reasonable and would have been      noted that AIM will not charge the Fund      obligations under the Advisory
obtained through arm's length                any advisory fees pursuant to the            Agreement, and concluded that AIM has
negotiations.                                Advisory Agreement although the              the financial resources necessary to
                                             underlying funds in which the fund           fulfill its obligations under the
     Unless otherwise stated,                invests pay advisory fees.                   Advisory Agreement.
information presented below is as of
June 27, 2006 and does not reflect any       o Expense limitations and fee waivers.
changes that may have occurred since         The Board noted that AIM has
June 27, 2006, including but not limited     contractually agreed to waive fees
to changes to the Fund's performance,        and/or limit expenses of the Fund
advisory fees, expense limitations           through June 30, 2007 in an amount
and/or fee waivers.                          necessary to limit other expenses to a
                                             specified percentage of average daily
                                             net assets for

                                                                                                                       (continued)

AIM INCOME ALLOCATION FUND


o Historical relationship between the
Fund and AIM. In determining whether to
approve the Advisory Agreement for the
Fund, the Board also considered the
prior relationship between AIM and the
Fund, as well as the Board's knowledge
of AIM's operations, and concluded that
it was beneficial to approve the
Advisory Agreement, in part, because of
such knowledge. The Board also reviewed
the general nature of the non-investment advisory services currently performed by
AIM and its affiliates, such as
administrative, transfer agency and
distribution services, and the fees
received by AIM and its affiliates for
performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services.
Based on the review of these and other
factors, the Board concluded that AIM
and its affiliates were qualified to
continue to provide non-investment
advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

o Other factors and current trends. The
Board considered the steps that AIM and
its affiliates have taken over the last
several years, and continue to take, in
order to improve the quality and
efficiency of the services they provide
to the Funds in the areas of investment
performance, product line
diversification, distribution, fund
operations, shareholder services and
compliance. The Board concluded that
these steps taken by AIM have improved,
and are likely to continue to improve,
the quality and efficiency of the
services AIM and its affiliates provide
to the Fund in each of these areas, and
support the Board's approval of the
continuance of the Advisory Agreement
for the Fund.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/06

AIM INCOME ALLOCATION FUND

INSTITUTIONAL CLASS SHARES                   ========================================          PLEASE NOTE THAT PAST PERFORMANCE
                                             CUMULATIVE TOTAL RETURNS                     IS NOT INDICATIVE OF FUTURE RESULTS.
The following information has been           For periods ended 6/30/06                    MORE RECENT RETURNS MAY BE MORE OR LESS
prepared to provide Institutional Class                                                   THAN THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     Inception (10/31/05)           5.43%         REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings.                    6 Months                     3.07          INVESTMENT RETURN AND PRINCIPAL VALUE
Institutional Class shares are offered       ========================================     WILL FLUCTUATE SO YOUR SHARES, WHEN
exclusively to institutional investors,                                                   REDEEMED, MAY BE WORTH MORE OR LESS THAN
including defined contribution plans         INSTITUTIONAL CLASS SHARES HAVE NO SALES     THEIR ORIGINAL COST. SEE FULL REPORT FOR
that meet certain criteria.                  CHARGE; THEREFORE, PERFORMANCE IS AT NET     INFORMATION ON COMPARATIVE BENCHMARKS.
                                             ASSET VALUE (NAV). PERFORMANCE OF            PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER       MORE INFORMATION. FOR THE MOST CURRENT
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES      MONTH-END PERFORMANCE, PLEASE CALL
                                             PRIMARILY DUE TO DIFFERING SALES CHARGES     800-451-4246 OR VISIT
                                             AND CLASS EXPENSES.                          AIMINVESTMENTS.COM.

                                                                                               HAD THE ADVISOR NOT WAIVED FEES
                                                                                          AND/OR REIMBURSED EXPENSES, PERFORMANCE
                                                                                          WOULD HAVE BEEN LOWER.











========================================
NASDAQ SYMBOL                  ILAAX
========================================

                                                                                       Over for information on your Fund's expenses.

=====================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=====================================================================================

                      FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


AIMinvestments.com    INCAL-INS-2    A I M Distributors, Inc.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      your Fund invests in. The effect of the      5% per year before expenses, which is
                                             estimated underlying fund expenses that      not the Fund's actual return. The Fund's
As a shareholder of the Fund, you incur      you bear indirectly are included in your     actual cumulative total return after
ongoing costs. This example is intended      Fund's total return.                         expenses for the six months ended June
to help you understand your ongoing                                                       30, 2006, appears in the table on the
costs (in dollars) of investing in the       ACTUAL EXPENSES                              front of this supplement.
Fund and to compare these costs with
ongoing costs of investing in other          The table below provides information              THE HYPOTHETICAL ACCOUNT VALUES AND
mutual funds. The example is based on an     about actual account values and actual       EXPENSES MAY NOT BE USED TO ESTIMATE THE
investment of $1,000 invested at the         expenses. You may use the information in     ACTUAL ENDING ACCOUNT BALANCE OR
beginning of the period and held for the     this table, together with the amount you     EXPENSES YOU PAID FOR THE PERIOD. YOU
entire period January 1, 2006, through       invested, to estimate the expenses that      MAY USE THIS INFORMATION TO COMPARE THE
June 30, 2006.                               you paid over the period. Simply divide      ONGOING COSTS OF INVESTING IN THE FUND
                                             your account value by $1,000 (for            AND OTHER FUNDS. TO DO SO, COMPARE THIS
     In addition to the fees and             example, an $8,600 account value divided     5% HYPOTHETICAL EXAMPLE WITH THE 5%
expenses which the Fund bears directly,      by $1,000 = 8.6), then multiply the          HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
the Fund indirectly bears a pro rata         result by the number in the table under      SHAREHOLDER REPORTS OF THE OTHER FUNDS.
share of the fees and expenses of the        the heading entitled "Actual Expenses
underlying funds in which your Fund          Paid During Period" to estimate the               Please note that the expenses shown
invests. The amount of fees and expenses     expenses you paid on your account during     in the table are meant to highlight your
incurred indirectly by your Fund will        this period.                                 ongoing costs only. Therefore, the
vary because the underlying funds have                                                    hypothetical information is useful in
varied expenses and fee levels and the       HYPOTHETICAL EXAMPLE FOR                     comparing ongoing costs only, and will
Fund may own different proportions of        COMPARISON PURPOSES                          help you determine the relative
the underlying funds at different times.                                                  total costs of owning different funds.
Estimated underlying fund expenses are            The table below also provides           In addition, expenses shown in the table
not expenses that are incurred directly      information about hypothetical account       do not include the expenses of the
by your Fund. They are expenses that are     values and hypothetical expenses based       underlying funds, which are borne
incurred directly by the underlying          on the Fund's actual expense ratio and       indirectly by the Fund. If transaction
funds and are deducted from the value of     an assumed rate of return of                 costs and indirect expenses were
the funds                                                                                 included, your costs would have been
                                                                                          higher.

====================================================================================================================================

                                                     ACTUAL                            HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                        BEGINNING          ENDING             EXPENSES         ENDING             EXPENSES         ANNUALIZED
    SHARE             ACCOUNT VALUE     ACCOUNT VALUE        PAID DURING    ACCOUNT VALUE        PAID DURING        EXPENSE
    CLASS               (1/1/06)        (6/30/06)(1)          PERIOD(2)       (6/30/06)           PERIOD(2)          RATIO
Institutional          $1,000.00         $1,030.70             $0.15          $1,024.65            $0.15             0.03%


(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June
     30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended June 30, 2006, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
====================================================================================================================================

AIMinvestments.com    INCAL-INS-2    A I M Distributors, Inc.

AIM INCOME ALLOCATION FUND

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)

                                                                            CHANGE IN
                                                                            UNREALIZED
                                     VALUE      PURCHASES     PROCEEDS     APPRECIATION     REALIZED     DIVIDEND    SHARES
                                    12/31/05     AT COST     FROM SALES   (DEPRECIATION)   GAIN (LOSS)    INCOME    06/30/06
----------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS IN
  AFFILIATED ISSUERS-99.94%(A)

AIM Diversified Dividend
  Fund-Institutional
  Class-15.05%                     $ 370,941    $1,940,985    $(88,024)      $ (2,559)       $ 4,575     $13,330    174,582
----------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund-Institutional
  Class-14.91%                       370,010    1,956,214      (86,733)       (34,984)           797      46,429    511,671
----------------------------------------------------------------------------------------------------------------------------
AIM Income Fund-Institutional
  Class-9.94%                        246,017    1,314,502      (57,187)       (32,882)          (590)     28,272    239,391
----------------------------------------------------------------------------------------------------------------------------
AIM Intermediate Government Fund-
  Institutional Class-9.92%          245,212    1,302,900      (57,176)       (23,890)          (517)     23,332    173,349
----------------------------------------------------------------------------------------------------------------------------
AIM International Core Equity
  Fund- Institutional Class-5.18%    125,933      643,070      (30,613)        25,309          2,564          --     57,184
----------------------------------------------------------------------------------------------------------------------------
AIM Real Estate
  Fund-Institutional
  Class-7.15%                        176,597      897,194      (77,439)        54,514          7,349       7,053     33,225
----------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond
  Fund-Institutional Class-9.89%     244,976    1,291,128      (64,879)        (8,657)          (240)     19,499    149,522
----------------------------------------------------------------------------------------------------------------------------
AIM Total Return Bond
  Fund-Institutional Class-19.83%    491,636    2,600,708     (114,421)       (44,923)          (565)     38,815    290,053
----------------------------------------------------------------------------------------------------------------------------
AIM Utilities Fund-Institutional
  Class-8.07%                        197,518    1,030,458      (75,143)        37,499          3,872      13,155     82,076
============================================================================================================================
TOTAL-99.94% (Cost $14,805,807)    2,468,840    12,977,159    (651,615)       (30,573)        17,245     189,885         --
============================================================================================================================
OTHER ASSETS LESS
  LIABILITIES-0.06%
============================================================================================================================
NET ASSETS-100.00%
____________________________________________________________________________________________________________________________
============================================================================================================================


                                      VALUE
                                    06/30/06
---------------------------------
SCHEDULE OF INVESTMENTS IN
  AFFILIATED ISSUERS-99.94%(A)

AIM Diversified Dividend
  Fund-Institutional
  Class-15.05%                     $ 2,225,918
---------------------------------
AIM High Yield Fund-Institutional
  Class-14.91%                       2,205,304
---------------------------------
AIM Income Fund-Institutional
  Class-9.94%                        1,469,860
---------------------------------
AIM Intermediate Government Fund-
  Institutional Class-9.92%          1,466,529
---------------------------------
AIM International Core Equity
  Fund- Institutional Class-5.18%      766,263
---------------------------------
AIM Real Estate
  Fund-Institutional
  Class-7.15%                        1,058,215
---------------------------------
AIM Short Term Bond
  Fund-Institutional Class-9.89%     1,462,328
---------------------------------
AIM Total Return Bond
  Fund-Institutional Class-19.83%    2,932,435
---------------------------------
AIM Utilities Fund-Institutional
  Class-8.07%                        1,194,204
=================================
TOTAL-99.94% (Cost $14,805,807)     14,781,056
=================================
OTHER ASSETS LESS
  LIABILITIES-0.06%                      8,446
=================================
NET ASSETS-100.00%                 $14,789,502
_________________________________
=================================

Notes to Schedule of Investments:

(a) The mutual funds and the Fund are affiliated by having the same investment advisor.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM INCOME ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006
(Unaudited)

ASSETS:

Investments in affiliated underlying funds, at
  value (cost $14,805,807)                      $14,781,056
-----------------------------------------------------------
Receivables for:
  Investments sold                                   73,241
-----------------------------------------------------------
  Fund shares sold                                   20,510
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                1,186
-----------------------------------------------------------
Other assets                                         90,609
===========================================================
    Total assets                                 14,966,602
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                             92,721
-----------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                             1,186
-----------------------------------------------------------
Accrued distribution fees                             5,957
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,278
-----------------------------------------------------------
Accrued transfer agent fees                           1,444
-----------------------------------------------------------
Accrued operating expenses                           74,514
===========================================================
    Total liabilities                               177,100
===========================================================
Net assets applicable to shares outstanding     $14,789,502
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $14,789,256
-----------------------------------------------------------
Undistributed net investment income                   6,967
-----------------------------------------------------------
Undistributed net realized gain from
  affiliated underlying fund shares                  18,030
-----------------------------------------------------------
Unrealized appreciation (depreciation) of
  affiliated underlying fund shares                 (24,751)
===========================================================
                                                $14,789,502
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $ 9,048,654
___________________________________________________________
===========================================================
Class B                                         $ 2,457,928
___________________________________________________________
===========================================================
Class C                                         $ 3,154,016
___________________________________________________________
===========================================================
Class R                                         $    76,008
___________________________________________________________
===========================================================
Institutional Class                             $    52,896
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                             883,600
___________________________________________________________
===========================================================
Class B                                             239,952
___________________________________________________________
===========================================================
Class C                                             307,759
___________________________________________________________
===========================================================
Class R                                               7,420
___________________________________________________________
===========================================================
Institutional Class                                   5,164
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     10.24
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $10.24 / 94.50%)        $     10.84
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     10.24
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     10.25
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share  $     10.24
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share  $     10.24
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM INCOME ALLOCATION FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends from affiliated underlying funds                    $ 189,888
=======================================================================

EXPENSES:

Administrative services fees                                     24,795
-----------------------------------------------------------------------
Custodian fees                                                    4,155
-----------------------------------------------------------------------
Distribution fees:
  Class A                                                         6,202
-----------------------------------------------------------------------
  Class B                                                         6,619
-----------------------------------------------------------------------
  Class C                                                         9,716
-----------------------------------------------------------------------
  Class R                                                           171
-----------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                              7,143
-----------------------------------------------------------------------
Transfer agent fees -- Institutional                                  5
-----------------------------------------------------------------------
Trustees' and officer's fees and benefits                         8,377
-----------------------------------------------------------------------
Registration and filing fees                                     28,887
-----------------------------------------------------------------------
Reports to shareholders                                          16,000
-----------------------------------------------------------------------
Professional services fees                                       22,644
-----------------------------------------------------------------------
Other                                                             2,252
=======================================================================
    Total expenses                                              136,966
=======================================================================
Less: Expenses reimbursed and expense offset arrangements      (113,003)
=======================================================================
    Net expenses                                                 23,963
=======================================================================
Net investment income                                           165,925
=======================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS IN
  AFFILIATED UNDERLYING FUND SHARES:

Net realized gain on sales of affiliated underlying fund
  shares                                                         18,515
=======================================================================
Change in net unrealized appreciation (deprecation) of
  affiliated underlying fund shares                             (31,843)
=======================================================================
Net gain (loss) from affiliated underlying funds                (13,328)
=======================================================================
Net increase in net assets resulting from operations          $ 152,597
_______________________________________________________________________
=======================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM INCOME ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 and the period October 31, 2005 (Date operations commenced) through December 31, 2005
(Unaudited)

                                                               JUNE 30,      DECEMBER 31,
                                                                 2006            2005
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   165,925     $   14,791
-----------------------------------------------------------------------------------------
  Net realized gain from affiliated underlying fund shares         18,515          9,271
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    affiliated underlying fund shares                             (31,843)         7,092
=========================================================================================
    Net increase in net assets resulting from operations          152,597         31,154
=========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (103,976)       (17,919)
-----------------------------------------------------------------------------------------
  Class B                                                         (22,169)        (2,551)
-----------------------------------------------------------------------------------------
  Class C                                                         (30,449)        (4,352)
-----------------------------------------------------------------------------------------
  Class R                                                          (1,061)          (704)
-----------------------------------------------------------------------------------------
  Institutional Class                                                (881)          (748)
=========================================================================================
    Total distributions from net investment income               (158,536)       (26,274)
=========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                          (5,539)            --
-----------------------------------------------------------------------------------------
  Class B                                                          (1,607)            --
-----------------------------------------------------------------------------------------
  Class C                                                          (1,929)            --
-----------------------------------------------------------------------------------------
  Class R                                                             (48)            --
-----------------------------------------------------------------------------------------
  Institutional Class                                                 (33)            --
=========================================================================================
    Total distributions from net realized gains                    (9,156)            --
=========================================================================================
    Decrease in net assets resulting from distributions          (167,692)       (26,274)
=========================================================================================
Share transactions-net:
  Class A                                                       7,431,651      1,631,200
-----------------------------------------------------------------------------------------
  Class B                                                       2,247,568        208,868
-----------------------------------------------------------------------------------------
  Class C                                                       2,632,139        521,586
-----------------------------------------------------------------------------------------
  Class R                                                          24,319         50,714
-----------------------------------------------------------------------------------------
  Institutional Class                                                 914         50,758
=========================================================================================
    Net increase in net assets resulting from share
     transactions                                              12,336,591      2,463,126
=========================================================================================
    Net increase in net assets                                 12,321,496      2,468,006
=========================================================================================

NET ASSETS:

  Beginning of period                                           2,468,006             --
=========================================================================================
  End of period (including undistributed net investment
    income of $6,967 and $(422), respectively)                $14,789,502     $2,468,006
_________________________________________________________________________________________
=========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM INCOME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Income Allocation Fund (the "Fund") is a series portfolio of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income with growth of capital as a secondary investment objective. The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM"). AIM may change the Fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Investments in underlying funds are valued at the end of the day net asset value per share.

       Securities in the underlying funds, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying funds' net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign

AIM INCOME ALLOCATION FUND

     security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The results of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

       Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with AIM. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to AIM indirectly as a shareholder of the underlying funds

    AIM has contractually agreed to reimburse expenses to the extent necessary to limit other expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 0.03% of average daily net assets, respectively, through at least June 30, 2007. In determining the advisor's obligation to reimburse expenses, the following expenses are not taken into account, and could cause other expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes;
(iv) dividend expense on short sales; (v) extraordinary items; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; (vii) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended June 30, 2006, AIM reimbursed expenses of $112,636.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended June 30, 2006, AIM was paid $24,795.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2006, the Fund paid AIS $7,143 for Class A, Class B, Class C and Class R share classes and $5 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the

AIM INCOME ALLOCATION FUND

Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2006, the Class A, Class B, Class C and Class R shares paid $6,202, $6,619, $9,716 and $171, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2006, ADI advised the Fund that it retained $21,691 in front-end sales commissions from the sale of Class A shares and $0, $152, $617 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    The underlying funds pay no distribution fees and the Fund pays no sales loads or other similar compensation to ADI for acquiring underlying fund shares.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $367.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2006, the Fund paid legal fees of $1,774 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2006, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2005.

AIM INCOME ALLOCATION FUND

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2006 was $12,977,159 and $651,616, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $ 119,514
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (144,265)
===============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                        $ (24,751)
_______________________________________________________________________________
===============================================================================
Investments have the same cost for tax and financial statement purposes.

NOTE 8--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                         CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------
                                                                                            OCTOBER 31, 2005
                                                                                            (DATE OPERATIONS
                                                                                              COMMENCED) TO
                                                                  SIX MONTHS ENDED            DECEMBER 31,
                                                                  JUNE 30, 2006(A)                2005
                                                              ------------------------    ---------------------
                                                               SHARES        AMOUNT       SHARES       AMOUNT
---------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       789,797    $ 8,126,677    162,787    $1,644,233
---------------------------------------------------------------------------------------------------------------
  Class B                                                       242,917      2,492,303    20,490        206,317
---------------------------------------------------------------------------------------------------------------
  Class C                                                       289,636      2,975,291    51,138        517,699
---------------------------------------------------------------------------------------------------------------
  Class R                                                         2,241         23,210     5,001         50,010
---------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --             --     5,001         50,010
===============================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         9,071         92,355       593          5,993
---------------------------------------------------------------------------------------------------------------
  Class B                                                         1,719         17,506       252          2,551
---------------------------------------------------------------------------------------------------------------
  Class C                                                         2,394         24,415       385          3,897
---------------------------------------------------------------------------------------------------------------
  Class R                                                           108          1,109        70            704
---------------------------------------------------------------------------------------------------------------
  Institutional Class                                                89            914        74            748
===============================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         1,706         17,387        --             --
---------------------------------------------------------------------------------------------------------------
  Class B                                                        (1,707)       (17,387)       --             --
===============================================================================================================
Reacquired:
  Class A                                                       (78,500)      (804,768)   (1,854)       (19,026)
---------------------------------------------------------------------------------------------------------------
  Class B                                                       (23,719)      (244,854)       --             --
---------------------------------------------------------------------------------------------------------------
  Class C                                                       (35,793)      (367,567)       (1)           (10)
===============================================================================================================
                                                              1,199,959    $12,336,591    243,936    $2,463,126
_______________________________________________________________________________________________________________
===============================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 5% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this shareholder are also owned beneficially.

AIM INCOME ALLOCATION FUND

NOTE 9--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, of the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                           CLASS A
                                                              ---------------------------------
                                                                               OCTOBER 31, 2005
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                               JUNE 30,          DECEMBER 31,
                                                                 2006                2005
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.12              $10.03
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.22                0.11
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.07                0.13
===============================================================================================
    Total from investment operations                              0.29                0.24
===============================================================================================
Less distributions:
  Dividends from net investment income                           (0.16)              (0.15)
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.01)                 --
===============================================================================================
    Total distributions                                          (0.17)              (0.15)
===============================================================================================
Net asset value, end of period                                  $10.24              $10.12
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   2.84%               2.35%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $9,049              $1,634
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                     0.29%(c)            0.29%(d)
-----------------------------------------------------------------------------------------------
  Without expense reimbursements                                  2.99%(c)           20.85%(d)
===============================================================================================
Estimated underlying fund expenses(e)                             0.69%               0.69%
===============================================================================================
Ratio of net investment income to average net assets              4.27%(c)            6.45%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(f)                                           8%               0.99%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $5,003,103.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM INCOME ALLOCATION FUND

                                                                           CLASS B
                                                              ---------------------------------
                                                                               OCTOBER 31, 2005
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                               JUNE 30,          DECEMBER 31,
                                                                 2006                2005
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.12              $10.03
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.18                0.10
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.07                0.12
===============================================================================================
    Total from investment operations                              0.25                0.22
===============================================================================================
Less distributions:
  Dividends from net investment income                           (0.12)              (0.13)
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.01)                 --
===============================================================================================
    Total distributions                                          (0.13)              (0.13)
===============================================================================================
Net asset value, end of period                                  $10.24              $10.12
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   2.45%               2.17%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $2,458              $  210
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                     1.04%(c)            1.04%(d)
-----------------------------------------------------------------------------------------------
  Without expense reimbursements                                  3.74%(c)           21.60%(d)
===============================================================================================
Estimated underlying fund expenses(e)                             0.69%               0.69%
===============================================================================================
Ratio of net investment income to average net assets              3.52%(c)            5.70%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(f)                                           8%               0.99%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,334,719.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM INCOME ALLOCATION FUND

                                                                           CLASS C
                                                              ---------------------------------
                                                                               OCTOBER 31, 2005
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                               JUNE 30,          DECEMBER 31,
                                                                 2006                2005
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.12              $10.03
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.18                0.10
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.08                0.12
===============================================================================================
    Total from investment operations                              0.26                0.22
===============================================================================================
Less distributions:
  Dividends from net investment income                           (0.12)              (0.13)
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.01)                 --
===============================================================================================
    Total distributions                                          (0.13)              (0.13)
===============================================================================================
Net asset value, end of period                                  $10.25              $10.12
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   2.55%               2.17%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $3,154              $  521
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                     1.04%(c)            1.04%(d)
-----------------------------------------------------------------------------------------------
  Without expense reimbursements                                  3.74%(c)           21.60%(d)
===============================================================================================
Estimated underlying fund expenses(e)                             0.69%               0.69%
===============================================================================================
Ratio of net investment income to average net assets              3.52%(c)            5.70%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(f)                                           8%               0.99%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,959,235.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM INCOME ALLOCATION FUND

                                                                           CLASS R
                                                              ---------------------------------
                                                                               OCTOBER 31, 2005
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                               JUNE 30,          DECEMBER 31,
                                                                 2006                2005
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.11              $10.03
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.21                0.11
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.08                0.11
===============================================================================================
    Total from investment operations                              0.29                0.22
===============================================================================================
Less distributions:
  Dividends from net investment income                           (0.15)              (0.14)
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.01)                 --
===============================================================================================
    Total distributions                                          (0.16)              (0.14)
===============================================================================================
Net asset value, end of period                                  $10.24              $10.11
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   2.81%               2.20%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   76              $   51
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                     0.54%(c)            0.54%(d)
-----------------------------------------------------------------------------------------------
  Without expense reimbursements                                  3.24%(c)           21.10%(d)
===============================================================================================
Estimated underlying fund expenses(e)                             0.69%               0.69%
===============================================================================================
Ratio of net investment income to average net assets              4.02%(c)            6.20%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(f)                                           8%               0.99%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $69,122.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM INCOME ALLOCATION FUND

                                                                     INSTITUTIONAL CLASS
                                                              ---------------------------------
                                                                               OCTOBER 31, 2005
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                               JUNE 30,          DECEMBER 31,
                                                                 2006                2005
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.11              $10.03
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.23                0.12
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.08                0.11
===============================================================================================
    Total from investment operations                              0.31                0.23
===============================================================================================
Less distributions:
  Dividends from net investment income                           (0.17)              (0.15)
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.01)                 --
===============================================================================================
    Total distributions                                          (0.18)              (0.15)
===============================================================================================
Net asset value, end of period                                  $10.24              $10.11
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   3.07%               2.29%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   53              $   51
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                     0.04%(c)            0.04%(d)
-----------------------------------------------------------------------------------------------
  Without expense reimbursements                                  2.59%(c)           20.58%(d)
===============================================================================================
Estimated underlying fund expenses(e)                             0.69%               0.69%
===============================================================================================
Ratio of net investment income to average net assets              4.52%(c)            6.70%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(f)                                           8%               0.99%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $52,456.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

AIM INCOME ALLOCATION FUND

PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM INCOME ALLOCATION FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

      DOMESTIC EQUITY                                  SECTOR EQUITY                            AIM ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund           AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                              AIM Growth Allocation Fund
AIM Capital Development Fund                 AIM Financial Services Fund                  AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund                  AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund                  AIM Moderately Conservative Allocation
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund               Fund
AIM Dynamics Fund                            AIM Leisure Fund
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund                             DIVERSIFIED PORTFOLIOS
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)
AIM Mid Cap Basic Value Fund                 AIM Technology Fund                          AIM Income Allocation Fund
AIM Mid Cap Core Equity Fund(1)              AIM Utilities Fund                           AIM International Allocation Fund
AIM Opportunities I Fund
AIM Opportunities II Fund                              FIXED INCOME
AIM Opportunities III Fund
AIM S&P 500 Index Fund                       TAXABLE
AIM Select Equity Fund
AIM Small Cap Equity Fund                    AIM Enhanced Short Bond Fund
AIM Small Cap Growth Fund                    AIM Floating Rate Fund
AIM Structured Core Fund                     AIM High Yield Fund
AIM Structured Growth Fund                   AIM Income Fund
AIM Structured Value Fund                    AIM Intermediate Government Fund
AIM Summit Fund                              AIM International Bond Fund
AIM Trimark Endeavor Fund                    AIM Limited Maturity Treasury Fund
AIM Trimark Small Companies Fund             AIM Money Market Fund
                                             AIM Short Term Bond Fund
*Domestic equity and income fund             AIM Total Return Bond Fund
                                             Premier Portfolio
  INTERNATIONAL/GLOBAL EQUITY                Premier U.S.Government Money Portfolio

AIM Asia Pacific Growth Fund                 TAX-FREE
AIM China Fund
AIM Developing Markets Fund                  AIM High Income Municipal Fund(1)
AIM European Growth Fund                     AIM Municipal Bond Fund
AIM European Small Company Fund(1)           AIM Tax-Exempt Cash Fund
AIM Global Aggressive Growth Fund            AIM Tax-Free Intermediate Fund
AIM Global Equity Fund                       Premier Tax-Exempt Portfolio
AIM Global Growth Fund
AIM Global Value Fund                        =======================================================================================
AIM Japan Fund                               CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
AIM International Core Equity Fund           FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
AIM International Growth Fund                FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
AIM International Small Company Fund(1)      =======================================================================================
AIM Trimark Fund

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

     If used after October 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.


A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $414 billion in assets under management. Data as of June 30, 2006.

AIMinvestments.com               INCAL-SAR-1           A I M Distributors, Inc.

             [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
-------------------------------------------------------------------------------------
Mutual      Retirement   Annuities   College   Separately   Offshore    Cash                        [AIM INVESTMENTS LOGO]
Funds       Products                 Savings   Managed      Products    Management                 --Registered Trademark--
                                     Plans     Accounts
-------------------------------------------------------------------------------------

                                               AIM INTERNATIONAL ALLOCATION FUND
                               Semiannual Report to Shareholders o June 30, 2006


                                 [COVER IMAGE]





 [YOUR GOALS. OUR SOLUTIONS.]                [AIM INVESTMENTS LOGO APPEARS HERE]
   --Registered Trademark--                        --Registered Trademark--

AIM INTERNATIONAL ALLOCATION FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of June 30, 2006, and is based on total net assets.

ABOUT SHARE CLASSES                          lower than that of the asset class they      invests, and may be subject to potential
                                             were selected to represent. The underlying   conflicts of interest in selecting
o Class B shares are not available as an     funds may change their investment            underlying funds because it may receive
investment for retirement plans maintained   objectives or policies without the           higher fees from certain underlying funds
pursuant to Section 401 of the Internal      approval of the Fund. If that were to        than others. However, as a fiduciary of
Revenue Code, including 401(k) plans,        occur, the Fund might be forced to           the fund, the advisor is required to act
money purchase pension plans and profit      withdraw its investments from the            in the fund's best interest when selecting
sharing plans, except for plans that have    underlying funds at a time that is           the underlying funds.
existing accounts invested in Class B        unfavorable to the funds.
shares.                                                                                   o The prices of and the income generated
                                             PRINCIPAL RISKS OF INVESTING IN THE          by securities held by the underlying funds
o Class R shares are available only to       UNDERLYING FUNDS                             may decline in response to certain events,
certain retirement plans. Please see the                                                  including those directly involving the
prospectus for more information.             o Investing in a mutual fund that invests    companies whose securities are owned by
                                             in international securities presents         the underlying funds; general economic and
PRINCIPAL RISKS OF INVESTING IN THE FUND     certain risks not associated with            market conditions; regional or global
                                             investing solely in the United States.       economic instability; and currency and
o The Fund is a "fund of funds," which       These include risks relating to              interest rate fluctuations.
means that it invests its assets in other    fluctuations in the value of the U.S.
underlying mutual funds advised by A I M     dollar relative to the values of other       o Certain of the underlying funds may
Advisors, Inc.                               currencies, the custody arrangements made    engage in active and frequent trading of
                                             for the Fund's foreign holdings,             portfolio securities to achieve their
o Investors will bear not just their share   differences in accounting, political risks   investment objectives which may cause it
of the Fund's operational expenses, but      and the lesser degree of public              to incur increased costs, which can lower
also, indirectly, the operating expenses     information required to be provided by       the actual return of the underlying fund.
of the underlying funds.                     non-U.S. companies.                          Active trading may also increase short
                                                                                          term gains and losses, which may affect
o The advisor may change the Fund's asset    o Investing in a Fund that invests in        the taxes that must be paid.
class allocations, the underlying funds or   smaller companies involves greater risk
the target weightings in the underlying      than investing in more established           o The values of convertible securities in
funds at its discretion.                     companies, such as business risk,            which an underlying fund may invest will
                                             significant stock price fluctuations and     be affected by market interest rates, the
o The advisor has the ability to select      illiquidity.                                 risk that the issuer may default on
and substitute the underlying funds in                                                    interest or principal payments and the
which the Fund invests, and may be subject   o Investing in emerging markets involves     value of the underlying common stock into
to potential conflicts of interest in        greater risk and potential reward than       which these securities may be converted.
selecting underlying funds because it may    investing in more established markets.
receive higher fees from certain                                                          o Some of the underlying funds may be
underlying funds than others. However, as    o Some of the underlying funds may be        non-diversified which can cause the value
a fiduciary to the Fund, the advisor is      non-diversified, which increases risk as     of the fund's shares to vary more widely
required to act in the Fund's best           well as potential reward.                    than if the fund invested more broadly.
interest when selecting the underlying
funds.                                       o Prices of equity securities change in      o The underlying funds may invest a
                                             response to many factors including the       portion of their assets in debt securities
o There is a risk that the advisors          historical and prospective earnings of the   such as notes and bonds. The values of
evaluations and assumptions regarding the    issuer, the value of its assets, general     debt securities and the income generated
Fund's broad asset classes or the            economic conditions, interest rates,         by debt securities may be affected by
underlying funds in which the Fund invests   investor perceptions and market liquidity.   changing interest rates and by changes in
may be incorrect based on actual market                                                   effective maturities and credit ratings of
conditions. There can be no assurance that   o The advisor has the ability to select      these securities.
the underlying funds will achieve their      and substitute the underlying funds in
investment objectives, and the performance   which the fund
of the underlying funds may be

======================================================================================    ==========================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,     FUND NASDAQ SYMBOLS
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                      Class A Shares                    AINAX

======================================================================================    Class B Shares                    INABX
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
                                                                                          Class C Shares                    INACX
AIMinvestments.com
                                                                                          Class R Shares                    RINAX

                                                                                          ==========================================

o The underlying funds may invest in         FUND INDEX is an equally weighted            CHARGES, BY CALLING 202-942-8090 OR
lower-quality debt securities, commonly      representation of the 10 largest funds in    800-732-0330, OR BY ELECTRONIC REQUEST AT
known as "junk bonds". Compared to higher    the Lipper Multi Cap Growth Category.        THE FOLLOWING E-MAIL ADDRESS:
quality debt securities, junk bonds          These funds invest in a variety of market    PUBLICINFO@SEC.GOV. THE SEC FILE NUMBERS
involve greater risk of default or price     capitalization ranges without                FOR THE FUND ARE 811-02699 AND 002-57526.
changes due to changes in credit quality     concentrating 75% of their equity assets
of the issuer because they are generally     in any one market capitalization range       A DESCRIPTION OF THE POLICIES AND
unsecured and may be subordinated to other   over an extended period of time. Lipper      PROCEDURES THAT THE FUND USES TO DETERMINE
creditors' claims. Credit ratings on junk    Inc. is an independent mutual fund           HOW TO VOTE PROXIES RELATING TO PORTFOLIO
bonds do not necessarily reflect their       performance monitor.                         SECURITIES IS AVAILABLE WITHOUT CHARGE,
actual market risk.                                                                       UPON REQUEST, FROM OUR CLIENT SERVICES
                                             o The Fund is not managed to track the       DEPARTMENT AT 800-959-4246 OR ON THE AIM
o Certain of the underlying funds may        performance of any particular index,         WEB SITE, AIMINVESTMENTS.COM. ON THE HOME
participate in the initial public offering   including the indexes defined here, and      PAGE, SCROLL DOWN AND CLICK ON AIM FUNDS
(IPO) market in some market cycles. If the   consequently, the performance of the Fund    PROXY POLICY. THE INFORMATION IS ALSO
underlying funds have a smaller asset        may deviate significantly from the           AVAILABLE ON THE SEC WEB SITE, SEC.GOV.
base, any investment an underlying fund      performance of the indexes.
may make in IPOs may significantly affect                                                 INFORMATION REGARDING HOW THE FUND VOTED
the fund's total return.                     o A direct investment cannot be made in an   PROXIES RELATED TO ITS PORTFOLIO
                                             index. Unless otherwise indicated, index     SECURITIES DURING THE 12 MONTHS ENDED
o The underlying funds may use enhanced      results include reinvested dividends, and    JUNE 30, 2006, IS AVAILABLE AT OUR WEB
investment techniques such as leverage,      they do not reflect sales charges.           SITE. GO TO AIMINVESTMENTS.COM, ACCESS THE
derivatives, and short sales. Leveraging     Performance of an index of funds reflects    ABOUT US TAB, CLICK ON REQUIRED NOTICES
entails special risks such as magnifying     fund expenses; performance of a market       AND THEN CLICK ON PROXY VOTING ACTIVITY.
changes in the value of the portfolio's      index does not.                              NEXT, SELECT THE FUND FROM THE DROP-DOWN
securities. Derivatives are subject to                                                    MENU. THE INFORMATION IS ALSO AVAILABLE ON
counter party risk-the risk that the other   OTHER INFORMATION                            THE SEC WEB SITE, SEC.GOV.
party will not complete the transaction
with the fund.                               o The returns shown in management's
                                             discussion of Fund performance are based
ABOUT INDEXES USED IN THIS REPORT            on net asset values calculated for
                                             shareholder transactions. Generally
o The unmanaged MSCI EUROPE, AUSTRALASIA     accepted accounting principles require
and the FAR EAST INDEX (the MSCI             adjustments to be made to the net assets
EAFE--Registered Trademark--) is a group     of the Fund at period end for financial
of foreign securities tracked by Morgan      reporting purposes, and as such, the net
Stanley Capital International.               asset values for shareholder transactions
                                             and the returns based on those net asset
o The unmanaged EUROPE, AUSTRALASIA and      values may differ from the net asset
the FAR EAST (the MSCI EAFE--Registered      values and returns reported in the
Trademark--) GROWTH INDEX is a subset of     Financial Highlights.
the unmanaged MSCI EAFE--Registered
Trademark-- Index. The growth portion        THE FUND PROVIDES A COMPLETE LIST OF ITS
measures performance of companies with       HOLDINGS FOUR TIMES IN EACH FISCAL YEAR,
higher price/earnings ratios and higher      AT THE QUARTER-ENDS. FOR THE SECOND AND
forecasted growth values.                    FOURTH QUARTERS, THE LISTS APPEAR IN THE
                                             FUND'S SEMIANNUAL AND ANNUAL REPORTS TO
o The unmanaged EUROPE, AUSTRALASIA and      SHAREHOLDERS. FOR THE FIRST AND THIRD
the FAR EAST (the MSCI EAFE--Registered      QUARTERS, THE FUND FILES THE LISTS WITH
Trademark--) VALUE INDEX is a subset of      THE SECURITIES AND EXCHANGE COMMISSION
the unmanaged MSCI EAFE--Registered          (SEC) ON FORM N-Q. THE MOST RECENT LIST OF
Trademark-- Index. The value portion         PORTFOLIO HOLDINGS IS AVAILABLE AT
measures performance of companies with       AIMINVESTMENTS.COM. FROM OUR HOME PAGE,
lower price/earnings ratios and lower        CLICK ON PRODUCTS & PERFORMANCE, THEN
forecasted growth values.                    MUTUAL FUNDS, THEN FUND OVERVIEW. SELECT
                                             YOUR FUND FROM THE DROP-DOWN MENU AND
o The LIPPER INTERNATIONAL MULTI-CAP CORE    CLICK ON COMPLETE QUARTERLY HOLDINGS.
                                             SHAREHOLDERS CAN ALSO LOOK UP THE FUND'S
                                             FORMS N-Q ON THE SEC WEB SITE AT SEC.GOV.
                                             COPIES OF THE FUND'S FORMS N-Q MAY BE
                                             REVIEWED AND COPIED AT THE SEC PUBLIC
                                             REFERENCE ROOM AT 100 F STREET, N.E.,
                                             WASHINGTON, D.C. 20549. YOU CAN OBTAIN
                                             INFORMATION ON THE OPERATION OF THE
                                             PUBLIC REFERENCE ROOM, INCLUDING
                                             INFORMATION ABOUT DUPLICATING FEE

AIM INTERNATIONAL ALLOCATION FUND


                    DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF
                    FUNDS--Registered Trademark--:

     [GRAHAM        We're pleased to provide you with this report, which
      PHOTO]        includes a discussion of how your Fund was managed during
                    the period under review in this report, and what factors affected its performance. That discussion begins on page 3.

                       It's been said nothing is certain but death and taxes. We
 ROBERT H. GRAHAM   would venture to add that one other thing is certain:
                    Markets change--and change often--in the short term. The first six months of 2006 were a perfect example. Domestic and global equity markets were generally strong during the early months of the period, but they became considerably more volatile and negative beginning in May. Inflation fears were the primary cause of this change in market sentiment:

                       o Amid signs of rising inflation, the U.S. Federal Reserve Board continued to raise interest rates in response to inflation risks.

                       o The dollar remained weak, making imports more expensive and thereby raising inflation.

                       o Oil prices remained at historically high levels, threatening to reduce consumer spending--and possibly slowing the U.S. economy.

     [TAYLOR           While we can't do anything about the ambiguity and
      PHOTO]        uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market
                    conditions: Maintain a diversified portfolio. AIM
                    Investments--Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary
                    tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of
                    retail mutual funds, including domestic, global and
  PHILIP TAYLOR     international equity funds, taxable and tax-exempt
                    fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                       We also believe in the value of a trusted financial
                    advisor who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                    OUR COMMITMENT TO YOU

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                       Information about investing, the markets and your Fund is
                    always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.


                    Sincerely,

                    /s/ ROBERT H. GRAHAM                  /s/ PHILIP TAYLOR

                    Robert H. Graham                      Philip Taylor
                    Vice Chair -- AIM Funds               President -- AIM Funds
                    Chair, AIM Investments                CEO, AIM Investments



August 10, 2006

AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM INTERNATIONAL ALLOCATION FUND


                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with
                    A I M Advisors, Inc. (AIM) to make certain your interests
   [CROCKETT        are being served in terms of fees, performance and
     PHOTO]         operations.

                       Looking ahead, your Board finds many reasons to be
                    positive about AIM's management and strategic direction.
                    Most importantly, AIM management's investment management
                    discipline is paying off in terms of improved overall
BRUCE L. CROCKETT   performance. While work remains to be done, AIM's
                    complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000. We are also pleased with AIM management's efforts to seek more cost-effective ways of delivering superior service.

                       In addition, AIM is realizing the benefits of belonging
                    to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP manages more than $414 billion globally, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                       The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                       Your Board is very pleased with the overall direction and
                    progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                    Sincerely,

                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    August 10, 2006


*To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (aiminvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of the advisory agreement information for your Fund is also included in this semiannual report on pages 7-8.

AIM INTERNATIONAL ALLOCATION FUND

MANAGEMENT'S DISCUSSION                                                                   strategies and management techniques.
OF FUND PERFORMANCE                                                                       While the weightings of various underlying
                                                                                          funds in the portfolio may vary from their
======================================================================================    targets during the year due to market
                                                                                          movements, we rebalance the portfolio
PERFORMANCE SUMMARY                                                                       annually to maintain the target asset
                                             =========================================    class allocations.
After reaching new highs for the year in     FUND VS. INDEXES
early May, global equity markets                                                          MARKET CONDITIONS AND YOUR FUND
experienced a significant correction.        CUMULATIVE TOTAL RETURNS, 12/31/05-6/30/06,
Rising inflation led to fears that central   EXCLUDING APPLICABLE SALES CHARGES. IF       The Fund's benchmark MSCI EAFE Index rose
banks may raise interest rates to levels     SALES CHARGES WERE INCLUDED, RETURNS WOULD   10.16% over the six-month review period,
that could threaten global economic          BE LOWER.                                    paring some of its gains from mid-May
growth. Overall, however, non-U.S. markets                                                onwards amid a steep correction in global
ended the reporting period on a positive     Class A Shares                      9.99%    equity markets. The correction was
note as foreign markets continued to                                                      initially triggered as faster than
outperform U.S equities.                     Class B Shares                      9.53     expected U.S. inflation quashed
                                                                                          hopes for a pause in the U.S. Federal
   Within this environment, we are pleased   Class C Shares                      9.53     Reserve Board's (the Fed) two-year
to once again report positive Fund                                                        uninterrupted tightening cycle. Despite
performance. As the table illustrates,       Class R Shares                      9.80     increased volatility in the latter half of
your Fund at net asset value performed                                                    the period, global economic growth
inline with its style-specific benchmark.    MSCI EAFE Index (Broad Market                continued to show record strength.
We attribute this performance to the         and Style-Specific Index)          10.16
Fund's broad diversification                                                                 Hopes for stronger growth in the
                                             Lipper International Multi-Cap Core          European economy in 2006 were underpinned
                                             Fund Index (Peer Group Index)       9.06     by industrial survey evidence, with the
                                                                                          manufacturing and services purchasing
                                             SOURCE: LIPPER INC.                          managers indexes (PMIs) both setting
                                             =========================================    consecutive multi-year highs over the
                                                                                          first six months of the year. Responding
                                             that permitted it to have exposure to        to a broad-based improvement in economic
                                             multiple asset classes, helping the          indicators, the European Central Bank
                                             overall portfolio to weather increased       (ECB) raised interest rates to 2.75%, the
                                             volatility in the market.                    third increase in six months. In
                                                                                          Continental Europe, consumer confidence
======================================================================================    and demand for credit remained an
                                                                                          improving trend, coming from a low base
HOW WE INVEST                                AIM International Growth Fund, AIM Global    and supported by a combination of
                                             Value Fund, AIM International Small          stimulative monetary policy and healthy
The Fund offers investors convenient entry   Company Fund and AIM Developing Markets      household balance sheets.
into international markets through a         Fund--to create a versatile, core holding
single, broadly diversified portfolio that   that provides broad international                                           (continued)
has the flexibility to invest across         diversification.
investment styles (growth, value, core),
market capitalizations (small and large),       We determine target asset class
sectors and countries, both emerging and     weightings and underlying fund selections
developed. The resulting portfolio blends    for the Fund and also monitor the Fund on
five unique, complementary and established   an ongoing basis. The underlying funds in
funds--AIM International Core Equity Fund,   the portfolio are actively managed by
                                             their respective management teams based on
                                             individual fund objectives, investment

====================================================================================================================================

PORTFOLIO COMPOSITION
                                                                                            TARGET             % OF TOTAL NET ASSETS
ASSET CLASS                                    FUND                                       ALLOCATION               AS OF 6/30/06

International/Global Equity                    AIM Developing Markets Fund                   5.0%                        5.1%

International/Global Equity                    AIM Global Value Fund                        27.5                        26.9

International/Global Equity                    AIM International Core Equity Fund           35.0                        35.0

International/Global Equity                    AIM International Growth Fund                22.5                        22.6

International/Global Equity                    AIM International Small Company Fund         10.0                         9.9

Other Assets Less Liabilities                                                                                            0.5

                                                                                          TOTAL NET ASSETS   $89.4 MILLION


The Fund purchases Institutional Class shares of the underlying funds. Institutional Class shares have no sales charge. The Fund's holdings are subject to change and there is no assurance that the Fund will continue to hold any particular fund.

====================================================================================================================================

AIM INTERNATIONAL ALLOCATION FUND

   Japanese stock markets peaked in          o AIM International Core Equity Fund,        IN CLOSING
mid-April, but fell sharply toward the end   which represents 35% of AIM International
of the period as a combination of domestic   Allocation Fund's total target allocation,   In summary, the favorable results
and external factors negatively influenced   provided the largest contribution to         delivered by AIM International Allocation
investor sentiment. Selling pressure from    overall absolute performance return. The     Fund may help illustrate the potential
hedge funds, along with concerns over a      fund's results were boosted by holdings in   benefits of investing in this Fund. Its
possible interest rate hike in Japan,        the strong U.K. market (predominantly in     range of five underlying unique,
caused widespread profit-taking. Very        stable growth segments such as consumer      complementary international and global
conservative earnings projections by many    staples and health care), where a wide       equity funds provide versatile and instant
Japanese companies for this coming fiscal    variety of companies met the fund's high     diversification across different
year also disappointed investors.            quality, large-cap focus.                    investment styles, market capitalizations
                                                                                          and sectors. As a result those investment
   Macroeconomic data, however, remained     o AIM Global Value Fund, which represents    areas that perform more strongly at any
relatively robust. Buoyant business          27.5% of AIM International Allocation        given time may help balance out the impact
investment and resilient consumer spending   Fund's total target allocation provided      of other areas that experience less robust
helped the Japanese economy to grow at a     the second-largest contribution to the       returns.
faster than expected rate in the first       overall absolute performance return. The
quarter, boosting confidence of recovery     fund's focus on preserving capital in down      Thank you for your investment in AIM
in the world's second-largest economy.       markets held up well in the volatile         International Allocation Fund.
                                             latter half of the period.
   Emerging markets experienced a volatile                                                THE VIEWS AND OPINIONS EXPRESSED IN
six months during which stocks hit record    o AIM International Growth Fund, which       MANAGEMENT'S DISCUSSION OF FUND
highs in many countries before correcting    represents 22.5% of your Fund's total        PERFORMANCE ARE THOSE OF A I M ADVISORS,
sharply lower from early May onwards. A      target allocation, provided the              INC. THESE VIEWS AND OPINIONS ARE SUBJECT
combination of higher global interest        third-largest contribution to the Fund's     TO CHANGE AT ANY TIME BASED ON FACTORS
rates, contributing to an unwinding of       overall absolute return. Strong stock        SUCH AS MARKET AND ECONOMIC CONDITIONS.
leverage, and rising levels of risk          selection across consumer related sectors,   THESE VIEWS AND OPINIONS MAY NOT BE RELIED
aversion accentuated the sell-off in         a rich source of high-quality growth         UPON AS INVESTMENT ADVICE OR
illiquid emerging markets. However, most     companies favored by this strategy, and an   RECOMMENDATIONS, OR AS AN OFFER FOR A
of these markets bounced back strongly       underweight exposure in the volatile         PARTICULAR SECURITY. THE INFORMATION IS
toward the end of June as the Fed's June     Japanese market contributed to return.       NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF
policy statement inspired hopes that a       Although the fund's exposure to more         ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR
two-year run of interest-rate increases in   volatile emerging markets detracted toward   THE FUND. STATEMENTS OF FACT ARE FROM
the U.S. may now be coming to an end.        the end of the period, overall returns for   SOURCES CONSIDERED RELIABLE, BUT A I M
                                             the reporting period remained strong.        ADVISORS, INC. MAKES NO REPRESENTATION OR
                                                                                          WARRANTY AS TO THEIR COMPLETENESS OR
   The strong performance of foreign         o AIM International Small Company Fund,      ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE
small-cap stocks during the past few years   which represents 10% of your Fund's total    IS NO GUARANTEE OF FUTURE RESULTS, THESE
has brought small-cap stock valuations to    target allocation, provided the              INSIGHTS MAY HELP YOU UNDERSTAND OUR
a level where they are on a par with         fourth-largest contribution to the overall   INVESTMENT MANAGEMENT PHILOSOPHY.
large-cap stocks.                            absolute performance return.
                                                                                             See important Fund and index
   In terms of investment style, value       o AIM Developing Markets Fund, which         disclosures on the inside front cover.
outperformed growth with the MSCI EAFE       represents 5% of AIM International
Growth Index and the MSCI EAFE Value index   Allocation Fund's total target allocation,                       GARY WENDLER, is
returning 9.29% and 11.02%, respectively,    provided the smallest contribution to the         [WENDLER       manager of AIM
during the reporting period. This trend      overall absolute performance return but            PHOTO]        International
stands in contrast to recent years when      this primarily reflects the smaller                              Allocation Fund. He
the value style strongly outperformed        allocation. Though an overall positive                           began his career in
growth.                                      contributor, the fund was not immune to                          the investment
                                             volatility experienced during May and                            industry in 1986
   Against this investment backdrop, your    June. This led to subdued gains for the      and joined AIM in 1995. Mr. Wendler earned
Fund's five underlying funds each            entire reporting period.                     a B.B.A in finance from Texas A&M
registered attractive returns for the                                                     University.
period, all contributing positively to the
Fund's overall return.

                                                                                                [RIGHT ARROW GRAPHIC]

                                                                                          FOR A PRESENTATION OF YOUR FUND'S
                                                                                          PERFORMANCE, PLEASE SEE PAGE 5.

AIM INTERNATIONAL ALLOCATION FUND


YOUR FUND'S LONG-TERM PERFORMANCE

========================================
CUMULATIVE TOTAL RETURNS

As of 6/30/06, including applicable sales charges

CLASS A SHARES
Inception (10/31/05)               12.02%

CLASS B SHARES
Inception (10/31/05)               12.91%

CLASS C SHARES
Inception (10/31/05)               16.91%

CLASS R SHARES
Inception (10/31/05)               18.34%
=========================================

THE PERFORMANCE DATA QUOTED REPRESENT PAST   FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR     0.75% CDSC THAT MAY BE IMPOSED ON A TOTAL
PERFORMANCE AND CANNOT GUARANTEE             LOSS WHEN YOU SELL SHARES.                   REDEMPTION OF RETIREMENT PLAN ASSETS
COMPARABLE FUTURE RESULTS; CURRENT                                                        WITHIN THE FIRST YEAR.
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE      CLASS A SHARE PERFORMANCE REFLECTS THE
VISIT AIMINVESTMENTS.COM FOR THE MOST        MAXIMUM 5.50% SALES CHARGE, AND CLASS B         THE PERFORMANCE OF THE FUND'S SHARE
RECENT MONTH-END PERFORMANCE. PERFORMANCE    AND CLASS C SHARE PERFORMANCE REFLECTS THE   CLASSES WILL DIFFER PRIMARILY DUE TO
FIGURES REFLECT REINVESTED DISTRIBUTIONS,    APPLICABLE CONTINGENT DEFERRED SALES         DIFFERENT SALES CHARGE STRUCTURES AND
CHANGES IN NET ASSET VALUE AND THE EFFECT    CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE   CLASS EXPENSES.
OF THE MAXIMUM SALES CHARGE UNLESS           CDSC ON CLASS B SHARES DECLINES FROM 5%
OTHERWISE STATED. PERFORMANCE FIGURES DO     BEGINNING AT THE TIME OF PURCHASE TO 0% AT      A REDEMPTION FEE OF 2% WILL BE IMPOSED
NOT REFLECT DEDUCTION OF TAXES A             THE BEGINNING OF THE SEVENTH YEAR. THE       ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
SHAREHOLDER WOULD PAY ON FUND                CDSC ON CLASS C SHARES IS 1% FOR THE FIRST   THE FUND WITHIN 30 DAYS OF PURCHASE.
DISTRIBUTIONS OR SALE OF FUND SHARES.        YEAR AFTER PURCHASE. CLASS R SHARES DO NOT   EXCEPTIONS TO THE REDEMPTION FEE ARE
INVESTMENT RETURN AND PRINCIPAL VALUE WILL   HAVE A FRONT-END SALES CHARGE; RETURNS       LISTED IN THE FUND'S PROSPECTUS.
                                             SHOWN ARE AT NET ASSET VALUE AND DO NOT
                                             REFLECT A                                       HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                                                                          REIMBURSED EXPENSES, PERFORMANCE WOULD
                                                                                          HAVE BEEN LOWER.

AIM INTERNATIONAL ALLOCATION FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      and are deducted from the value of the       expenses for the six months ended
                                             funds your Fund invests in. The effect of    June 30, 2006, appear in the table "Fund
As a shareholder of the Fund, you incur      the estimated underlying fund expenses       vs. Indexes" on page 3.
two types of costs: (1) transaction costs,   that you bear indirectly are included in
which may include sales charges (loads) on   your Fund's total return.                       THE HYPOTHETICAL ACCOUNT VALUES AND
purchase payments; contingent deferred                                                    EXPENSES MAY NOT BE USED TO ESTIMATE THE
sales charges on redemptions; and            ACTUAL EXPENSES                              ACTUAL ENDING ACCOUNT BALANCE OR EXPENSES
redemption fees, if any; and (2) ongoing                                                  YOU PAID FOR THE PERIOD. YOU MAY USE THIS
costs, including distribution and/or         The table below provides information about   INFORMATION TO COMPARE THE ONGOING COSTS
service fees (12b-1); and other Fund         actual account values and actual expenses.   OF INVESTING IN THE FUND AND OTHER FUNDS.
expenses. This example is intended to help   You may use the information in this table,   TO DO SO, COMPARE THIS 5% HYPOTHETICAL
you understand your ongoing costs (in        together with the amount you invested, to    EXAMPLE WITH THE 5% HYPOTHETICAL EXAMPLES
dollars) of investing in the Fund and to     estimate the expenses that you paid over     THAT APPEAR IN THE SHAREHOLDER REPORTS OF
compare these costs with ongoing costs of    the period. Simply divide your account       THE OTHER FUNDS.
investing in other mutual funds. The         value by $1,000 (for example, an $8,600
example is based on an investment of         account value divided by $1,000 = 8.6),         Please note that the expenses shown in
$1,000 invested at the beginning of the      then multiply the result by the number in    the table are meant to highlight your
period and held for the entire period        the table under the heading entitled         ongoing costs only and do not reflect any
January 1, 2006, through June 30, 2006.      "Actual Expenses Paid During Period" to      transactional costs, such as sales charges
                                             estimate the expenses you paid on your       (loads) on purchase payments, contingent
   In addition to the fees and expenses      account during this period.                  deferred sales charges on redemptions, and
which the Fund bears directly, the Fund                                                   redemption fees, if any. Therefore, the
indirectly bears a pro rata share of the     HYPOTHETICAL EXAMPLE FOR                     hypothetical information is useful in
fees and expenses of the underlying funds    COMPARISON PURPOSES                          comparing ongoing costs only, and will not
in which your Fund invests. The amount of                                                 help you determine the relative total
fees and expenses incurred indirectly by     The table below also provides information    costs of owning different funds. In
your Fund will vary because the underlying   about hypothetical account values and        addition, expenses shown in the table do
funds have varied expenses and fee levels    hypothetical expenses based on the Fund's    not include the expenses of the underlying
and the Fund may own different proportions   actual expense ratio and an assumed rate     funds, which are borne indirectly by the
of the underlying funds at different         of return of 5% per year before expenses,    Fund. If transactional costs and indirect
times. Estimated underlying fund expenses    which is not the Fund's actual return. The   expenses were included, your costs would
are not expenses that are incurred           Fund's actual cumulative total returns at    have been higher.
directly by your Fund. They are expenses     net asset value after
that are incurred directly by the
underlying funds

====================================================================================================================================


                                                    ACTUAL                            HYPOTHETICAL
                                                                           (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING             ENDING               EXPENSES          ENDING             EXPENSES          ANNUALIZED
SHARE           ACCOUNT VALUE        ACCOUNT VALUE          PAID DURING     ACCOUNT VALUE        PAID DURING          EXPENSE
CLASS             (1/1/06)           (6/30/06)(1)             PERIOD(2)       (6/30/06)            PERIOD(2)           RATIO
  A              $1,000.00            $1,099.90               $2.24           $1,022.66             $2.16               0.43%
  B               1,000.00             1,095.30                6.13            1,018.94              5.91               1.18
  C               1,000.00             1,095.30                6.13            1,018.94              5.91               1.18
  R               1,000.00             1,098.00                3.54            1,021.42              3.41               0.68


(1)The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through
   June 30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2006, appear in the table "Fund vs. Indexes" on page 3.

(2)Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================


                                     [ARROW
                                     BUTTON         For More Information Visit
                                     IMAGE]           AIMINVESTMENTS.COM

AIM INTERNATIONAL ALLOCATION FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Growth Series   o The nature and extent of the advisory      and noted that it remains in effect
(the "Board") oversees the management of     services to be provided by AIM. The Board    through June 30, 2007. The Board
AIM International Allocation Fund (the       reviewed the services to be provided by      considered the effect this fee
"Fund") and, as required by law,             AIM under the Advisory Agreement. Based on   waiver/expense limitation would have on
determines annually whether to approve the   this review, the Board concluded that the    the Fund's estimated expenses and
continuance of the Fund's advisory           range of services to be provided by AIM      concluded that the levels of fee
agreement with A I M Advisors, Inc.          under the Advisory Agreement was             waivers/expense limitations for the Fund
("AIM"). Based upon the recommendation of    appropriate and that AIM currently is        were fair and reasonable.
the Investments Committee of the Board, at   providing services in accordance with the
a meeting held on June 27, 2006, the         terms of the Advisory Agreement.             o Breakpoints and economies of scale. The
Board, including all of the independent                                                   Board noted that AIM will not charge the
trustees, approved the continuance of the    o The quality of services to be provided     Fund any advisory fees pursuant to the
advisory agreement (the "Advisory            by AIM. The Board reviewed the credentials   Advisory Agreement although the underlying
Agreement") between the Fund and AIM for     and experience of the officers and           funds in which the Fund invests pay
another year, effective July 1, 2006.        employees of AIM who will provide            advisory fees.
                                             investment advisory services to the Fund.
   The Board considered the factors          In reviewing the qualifications of AIM to    o Investments in affiliated money market
discussed below in evaluating the fairness   provide investment advisory services, the    funds. Not applicable because the Fund
and reasonableness of the Advisory           Board considered such issues as AIM's        does not invest in affiliated money market
Agreement at the meeting on June 27, 2006    portfolio and product review process,        funds.
and as part of the Board's ongoing           various back office support functions
oversight of the Fund. In their              provided by AIM and AIM's equity and fixed   o Independent written evaluation and
deliberations, the Board and the             income trading operations. Based on the      recommendations of the Fund's Senior
independent trustees did not identify any    review of these and other factors, the       Officer. The Board noted that, upon their
particular factor that was controlling,      Board concluded that the quality of          direction, the Senior Officer of the Fund,
and each trustee attributed different        services to be provided by AIM was           who is independent of AIM and AIM's
weights to the various factors.              appropriate and that AIM currently is        affiliates, had prepared an independent
                                             providing satisfactory services in           written evaluation in order to assist the
   One responsibility of the independent     accordance with the terms of the Advisory    Board in determining the reasonableness of
Senior Officer of the Fund is to manage      Agreement.                                   the proposed management fees of the AIM
the process by which the Fund's proposed                                                  Funds, including the Fund. The Board noted
management fees are negotiated to ensure     o The performance of the Fund relative to    that the Senior Officer's written
that they are negotiated in a manner which   comparable funds. Not applicable because     evaluation had been relied upon by the
is at arms' length and reasonable. To that   the Fund has not been in operation for a     Board in this regard in lieu of a
end, the Senior Officer must either          full calendar year.                          competitive bidding process. In
supervise a competitive bidding process or                                                determining whether to continue the
prepare an independent written evaluation.   o The performance of the Fund relative to    Advisory Agreement for the Fund, the Board
The Senior Officer has recommended an        indices. Not applicable because the Fund     considered the Senior Officer's written
independent written evaluation in lieu of    has not been in operation for a full         evaluation.
a competitive bidding process and, upon      calendar year.
the direction of the Board, has prepared                                                  o Profitability of AIM and its affiliates.
such an independent written evaluation.      o Meetings with the Fund's portfolio         The Board noted that AIM will not charge
Such written evaluation also considered      managers and investment personnel. With      the Fund any advisory fees pursuant to the
certain of the factors discussed below. In   respect to the Fund, the Board is meeting    Advisory Agreement although the underlying
addition, as discussed below, the Senior     periodically with such Fund's portfolio      funds in which the Fund invests pay
Officer made a recommendation to the Board   managers and/or other investment personnel   advisory fees.
in connection with such written              and believes that such individuals are
evaluation.                                  competent and able to continue to carry      o Benefits of soft dollars to AIM. The
                                             out their responsibilities under the         Board considered the benefits realized by
   The discussion below serves as a          Advisory Agreement.                          AIM as a result of brokerage transactions
summary of the Senior Officer's                                                           executed through "soft dollar"
independent written evaluation and           o Overall performance of AIM. Not            arrangements. Under these arrangements,
recommendation to the Board in connection    applicable because the Fund has not been     brokerage commissions paid by the Fund
therewith, as well as a discussion of the    in operation for a full calendar year.       and/or other funds advised by AIM are used
material factors and the conclusions with                                                 to pay for research and execution
respect thereto that formed the basis for    o Fees relative to those of clients of AIM   services. This research may be used by AIM
the Board's approval of the Advisory         with comparable investment strategies. The   in making investment decisions for the
Agreement. After consideration of all of     Board noted that AIM will not charge the     Fund. The Board concluded that such
the factors below and based on its           Fund any advisory fees pursuant to the       arrangements were appropriate.
informed business judgment, the Board        Advisory Agreement although the underlying
determined that the Advisory Agreement is    funds in which the Fund invests pay          o AIM's financial soundness in light of
in the best interests of the Fund and its    advisory fees.                               the Fund's needs. The Board considered
shareholders and that the compensation to                                                 whether AIM is financially sound and has
AIM under the Advisory Agreement is fair     o Fees relative to those of comparable       the resources necessary to perform its
and reasonable and would have been           funds with other advisors. The Board noted   obligations under the Advisory Agreement,
obtained through arm's length                that AIM will not charge the Fund any        and concluded that AIM has the financial
negotiations.                                advisory fees pursuant to the Advisory       resources necessary to fulfill its
                                             Agreement although the underlying funds in   obligations under the Advisory Agreement.
   Unless otherwise stated, information      which the Fund invests pay advisory fees.
presented below is as of June 27, 2006 and                                                o Historical relationship between the Fund
does not reflect any changes that may have   o Expense limitations and fee waivers. The   and AIM. In determining whether to approve
occurred since June 27, 2006, including      Board noted that AIM has contractually       the Advisory Agreement for the Fund, the
but not limited to changes to the Fund's     agreed to waive fees and/or limit expenses   Board also considered the prior
performance, advisory fees, expense          of the Fund through June 30, 2007 in an      relationship between AIM and the Fund, as
limitations and/or fee waivers.              amount necessary to limit other expenses     well as the Board's knowledge of AIM's
                                             to a specified percentage of average daily   operations, and concluded that it was
                                             net assets for each class of the Fund. The   beneficial to approve the Advisory
                                             Board considered the contractual nature of   Agreement, in part, because of such knowl-
                                             this fee waiver/expense limitation


                                                                     (continued)

AIM INTERNATIONAL ALLOCATION FUND

edge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services.
In addition to reviewing such services,
the trustees also considered the
organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

o Other factors and current trends. The
Board considered the steps that AIM and
its affiliates have taken over the last
several years, and continue to take, in
order to improve the quality and
efficiency of the services they provide to the Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that these steps taken by AIM have improved, and are likely to continue to improve, the quality and efficiency of the services AIM and its affiliates provide to the Fund in each of these areas, and support the Board's approval of the continuance of the Advisory Agreement for the Fund.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/06

AIM INTERNATIONAL ALLOCATION FUND

INSTITUTIONAL CLASS SHARES                   ========================================          PLEASE NOTE THAT PAST PERFORMANCE
                                             CUMULATIVE TOTAL RETURNS                     IS NOT INDICATIVE OF FUTURE RESULTS.
The following information has been           For periods ended 6/30/06                    MORE RECENT RETURNS MAY BE MORE OR LESS
prepared to provide Institutional Class                                                   THAN THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     Inception (10/31/05)            18.77%       REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings.                    6 Months                      10.08        INVESTMENT RETURN AND PRINCIPAL VALUE
Institutional Class shares are offered       ========================================     WILL FLUCTUATE SO YOUR SHARES, WHEN
exclusively to institutional investors,                                                   REDEEMED, MAY BE WORTH MORE OR LESS THAN
including defined contribution plans         INSTITUTIONAL CLASS SHARES HAVE NO SALES     THEIR ORIGINAL COST. SEE FULL REPORT FOR
that meet certain criteria.                  CHARGE; THEREFORE, PERFORMANCE IS AT NET     INFORMATION ON COMPARATIVE BENCHMARKS.
                                             ASSET VALUE (NAV). PERFORMANCE OF            PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER       MORE INFORMATION. FOR THE MOST CURRENT
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES      MONTH-END PERFORMANCE, PLEASE CALL
                                             PRIMARILY DUE TO DIFFERING SALES CHARGES     800-451-4246 OR VISIT
                                             AND CLASS EXPENSES.                          AIMINVESTMENTS.COM.

                                                                                               A REDEMPTION FEE OF 2% WILL BE
                                                                                          IMPOSED ON CERTAIN REDEMPTIONS OR
                                                                                          EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
                                                                                          OF PURCHASE. EXCEPTIONS TO THE
                                                                                          REDEMPTION FEE ARE LISTED IN THE FUND'S
                                                                                          PROSPECTUS.

                                                                                               HAD THE ADVISOR NOT WAIVED FEES
                                                                                          AND/OR REIMBURSED EXPENSES, PERFORMANCE
                                                                                          WOULD HAVE BEEN LOWER.









=======================================
NASDAQ SYMBOL                  INAIX
=======================================

                                                                                       Over for information on your Fund's expenses.

=====================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=====================================================================================

                      FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


AIMinvestments.com    INTAL-INS-2    A I M Distributors, Inc.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      and are deducted from the value of the       expense ratio and an assumed rate of
                                             funds your Fund invests in. The effect       return of 5% per year before expenses,
As a shareholder of the Fund, you incur      of the estimated underlying fund             which is not the Fund's actual return.
ongoing costs, including management fees     expenses that you bear indirectly are        The Fund's actual cumulative total
and other Fund expenses. This example is     included in your Fund's total return.        return after expenses for the six months
intended to help you understand your                                                      ended June 30, 2006, appears in the
ongoing costs (in dollars) of investing      ACTUAL EXPENSES                              table on the front of this supplement.
in the Fund and to compare these costs
with ongoing costs of investing in other     The table below provides information              THE HYPOTHETICAL ACCOUNT VALUES AND
mutual funds. The example is based on an     about actual account values and actual       EXPENSES MAY NOT BE USED TO ESTIMATE THE
investment of $1,000 invested at the         expenses. You may use the information in     ACTUAL ENDING ACCOUNT BALANCE OR
beginning of the period and held for the     this table, together with the amount you     EXPENSES YOU PAID FOR THE PERIOD. YOU
entire period January 1, 2006, through       invested, to estimate the expenses that      MAY USE THIS INFORMATION TO COMPARE THE
June 30, 2006.                               you paid over the period. Simply divide      ONGOING COSTS OF INVESTING IN THE FUND
                                             your account value by $1,000 (for            AND OTHER FUNDS. TO DO SO, COMPARE THIS
     In addition to the fees and             example, an $8,600 account value divided     5% HYPOTHETICAL EXAMPLE WITH THE 5%
expenses which the Fund bears directly,      by $1,000 = 8.6), then multiply the          HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
the Fund indirectly bears a pro rata         result by the number in the table under      SHAREHOLDER REPORTS OF THE OTHER FUNDS.
share of the fees and expenses of the        the heading entitled "Actual Expenses
underlying funds in which your Fund          Paid During Period" to estimate the               Please note that the expenses shown
invests. The amount of fees and expenses     expenses you paid on your account during     in the table are meant to highlight your
incurred indirectly by your Fund will        this period.                                 ongoing costs only. Therefore, the
vary because the underlying funds have                                                    hypothetical information is useful in
varied expenses and fee levels and the       HYPOTHETICAL EXAMPLE FOR                     comparing ongoing costs only, and will
Fund may own different proportions of        COMPARISON PURPOSES                          not help you determine the relative
the underlying funds at different times.                                                  total costs of owning different funds.
Estimated underlying fund expenses are       The table below also provides
not expenses that are incurred directly      information about hypothetical account
by your Fund. They are expenses that are     values and hypothetical expenses based
incurred directly by the underlying          on the Fund's actual
funds

====================================================================================================================================

                                                        ACTUAL                          HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                        BEGINNING           ENDING               EXPENSES        ENDING             EXPENSES         ANNUALIZED
   SHARE              ACCOUNT VALUE      ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING        EXPENSE
   CLASS                (1/1/06)          (6/30/06)(1)           PERIOD(2)      (6/30/06)           PERIOD(2)          RATIO
Institutional          $1,000.00           $1,100.80              $0.94         $1,023.90            $0.90             0.18%


(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June
     30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended June 30, 2006, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
====================================================================================================================================

AIMinvestments.com    INTAL-INS-2    A I M Distributors, Inc.

AIM INTERNATIONAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)


SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-99.52%(A)

                                                                   CHANGE IN
                                                                   UNREALIZED
                          VALUE       PURCHASES     PROCEEDS      APPRECIATION     REALIZED     DIVIDEND     SHARES        VALUE
                        12/31/2005     AT COST     FROM SALES    (DEPRECIATION)   GAIN (LOSS)    INCOME    06/30/2006   06/30/2006
-----------------------------------------------------------------------------------------------------------------------------------
AIM Developing Markets
  Fund- Institutional
  Class-5.10%           $476,810     $4,289,025    $  (65,412)     $ (148,356)     $  9,109      $   --      217,302    $ 4,561,176
-----------------------------------------------------------------------------------------------------------------------------------
AIM Global Value Fund-
  Institutional
  Class-26.92%          2,532,840    21,938,721      (715,648)        288,127        17,382          --    1,595,585     24,061,422
-----------------------------------------------------------------------------------------------------------------------------------
AIM International Core
  Equity
  Fund-Institutional
  Class-34.99%          3,259,611    27,922,006      (571,914)        624,254        35,109          --    2,333,512     31,269,066
-----------------------------------------------------------------------------------------------------------------------------------
AIM International
  Growth
  Fund-Institutional
  Class-22.60%          2,118,838    18,246,053      (304,054)        104,014        30,275          --      779,133     20,195,126
-----------------------------------------------------------------------------------------------------------------------------------
AIM International
  Small Company
  Fund-Institutional
  Class- 9.91%           958,583      7,977,716      (321,485)        179,901        58,636          --      361,067      8,853,351
===================================================================================================================================
TOTAL-99.52% (Cost
  $87,895,263)          9,346,682    80,373,521    (1,978,513)      1,047,940       150,511          --                  88,940,141
===================================================================================================================================
OTHER ASSETS LESS
  LIABILITIES-0.48%                                                                                                         425,444
===================================================================================================================================
NET ASSETS-100.00%                                                                                                      $89,365,585
___________________________________________________________________________________________________________________________________
===================================================================================================================================

Notes to Schedule of Investments:

(a) The mutual funds and the Fund are affiliated by having the same investment advisor.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM INTERNATIONAL ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $87,895,263)        $88,940,141
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                1,242,730
-----------------------------------------------------------
  Fund expenses absorbed                             49,776
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                1,197
-----------------------------------------------------------
Other assets                                         88,670
===========================================================
     Total assets                                90,322,514
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                             848,045
-----------------------------------------------------------
  Fund shares reacquired                             14,306
-----------------------------------------------------------
  Trustee deferred compensation and retirement
     plans                                            1,197
-----------------------------------------------------------
Accrued administrative services fees                  4,110
-----------------------------------------------------------
Accrued distribution fees                            34,888
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              447
-----------------------------------------------------------
Accrued transfer agent fees                          17,581
-----------------------------------------------------------
Accrued operating expenses                           36,355
===========================================================
     Total liabilities                              956,929
===========================================================
Net assets applicable to shares outstanding     $89,365,585
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                   $88,217,701
-----------------------------------------------------------
Undistributed net investment income (loss)         (173,975)
-----------------------------------------------------------
Undistributed net realized gain from
  affiliated underlying fund shares                 276,981
-----------------------------------------------------------
Unrealized appreciation of affiliated
  underlying fund shares                          1,044,878
===========================================================
                                                $89,365,585
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                         $58,477,778
___________________________________________________________
===========================================================
Class B                                         $11,540,282
___________________________________________________________
===========================================================
Class C                                         $18,898,051
___________________________________________________________
===========================================================
Class R                                         $   389,383
___________________________________________________________
===========================================================
Institutional Class                             $    60,091
___________________________________________________________
===========================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                           4,965,643
___________________________________________________________
===========================================================
Class B                                             984,493
___________________________________________________________
===========================================================
Class C                                           1,612,955
___________________________________________________________
===========================================================
Class R                                              33,116
___________________________________________________________
===========================================================
Institutional Class                                   5,094
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     11.78
-----------------------------------------------------------
  Offering price per share
     (Net asset value of $11.78 divided by
     94.50%)                                    $     12.47
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     11.72
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     11.72
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share  $     11.76
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share  $     11.80
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM INTERNATIONAL ALLOCATION FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $        3
========================================================================

EXPENSES:

Administrative services fees                                      24,795
------------------------------------------------------------------------
Custodian fees                                                     4,021
------------------------------------------------------------------------
Distribution fees:
  Class A                                                         40,276
------------------------------------------------------------------------
  Class B                                                         34,142
------------------------------------------------------------------------
  Class C                                                         53,591
------------------------------------------------------------------------
  Class R                                                            535
------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                              73,373
------------------------------------------------------------------------
Transfer agent fees -- Institutional                                   5
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          7,770
------------------------------------------------------------------------
Registration and filing fees                                      33,814
------------------------------------------------------------------------
Reports to shareholders                                           17,235
------------------------------------------------------------------------
Professional services fees                                        25,948
------------------------------------------------------------------------
Other                                                              8,734
========================================================================
    Total expenses                                               324,239
========================================================================
Less: Expenses reimbursed and expense offset arrangement        (150,682)
========================================================================
    Net expenses                                                 173,557
========================================================================
Net investment income (loss)                                    (173,554)
========================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS IN AFFILIATED
  UNDERLYING FUND SHARES:

Net realized gain on sales of affiliated underlying fund
  shares                                                         150,510
========================================================================
Change in net unrealized appreciation of affiliated
  underlying fund shares                                       1,047,939
========================================================================
Net gain from affiliated underlying funds                      1,198,449
========================================================================
Net increase in net assets resulting from operations          $1,024,895
________________________________________________________________________
========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM INTERNATIONAL ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 and the year ended December 31, 2005 (Unaudited)

                                                               JUNE 30,      DECEMBER 31,
                                                                 2006            2005
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (173,554)    $  117,151
-----------------------------------------------------------------------------------------
  Net realized gain from affiliated underlying fund shares        150,510        127,337
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    affiliated underlying fund shares                           1,047,939         (3,061)
=========================================================================================
    Net increase in net assets resulting from operations        1,024,895        241,427
=========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                              --        (81,589)
-----------------------------------------------------------------------------------------
  Class B                                                              --        (21,527)
-----------------------------------------------------------------------------------------
  Class C                                                              --        (25,772)
-----------------------------------------------------------------------------------------
  Class R                                                              --         (1,314)
-----------------------------------------------------------------------------------------
  Institutional Class                                                  --           (986)
=========================================================================================
    Decrease in net assets resulting from distributions                --       (131,188)
=========================================================================================
Share transactions-net:
  Class A                                                      51,923,447      5,787,071
-----------------------------------------------------------------------------------------
  Class B                                                       9,942,034      1,408,987
-----------------------------------------------------------------------------------------
  Class C                                                      16,825,440      1,916,789
-----------------------------------------------------------------------------------------
  Class R                                                         306,225         69,448
-----------------------------------------------------------------------------------------
  Institutional Class                                                  14         50,996
=========================================================================================
    Net increase in net assets resulting from share
     transactions                                              78,997,160      9,233,291
=========================================================================================
    Net increase in net assets                                 80,022,055      9,343,530
=========================================================================================

NET ASSETS:

  Beginning of period                                           9,343,530             --
=========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(173,975) and $(421), respectively)     $89,365,585     $9,343,530
_________________________________________________________________________________________
=========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM INTERNATIONAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

AIM International Allocation Fund (the "Fund") is a series portfolio of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide long-term growth of capital. The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM"). AIM may change the Fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Investments in underlying funds are valued at the end of the day net asset value per share.

       Securities in the underlying funds, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying funds' net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign

AIM INTERNATIONAL ALLOCATION FUND

     security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The results of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

       Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with AIM. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to AIM indirectly as a shareholder of the underlying funds.

    AIM has contractually agreed to reimburse expenses to the extent necessary to limit other expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 0.18% of average daily net assets, respectively, through at least June 30, 2007. In determining the advisor's obligation to reimburse expenses, the following expenses are not taken into account, and could cause other expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes;
(iv) dividend expense on short sales; (v) extraordinary items; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; (vii) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended June 30, 2006, AIM reimbursed expenses of $149,615.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended June 30, 2006, AIM was paid $24,795.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2006, the Fund paid AIS $73,373 for Class A, Class B, Class C and Class R share classes and $5 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of

AIM INTERNATIONAL ALLOCATION FUND

the average daily net assets of Class R shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2006, the Class A, Class B, Class C and Class R shares paid $40,276, $34,142, $53,591 and $535, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2006, ADI advised the Fund that it retained $119,146 in front-end sales commissions from the sale of Class A shares and $0, $1,284, $417 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    The underlying funds pay no distribution fees and the Fund pays no sales loads or other similar compensation to ADI for acquiring underlying fund shares.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENT


The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2006, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $1,067.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2006, the Fund paid legal fees of $1,795 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2006, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--TAX INFORMATION


The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2005.

AIM INTERNATIONAL ALLOCATION FUND

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2006 was $80,373,522 and $1,978,511, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $1,173,756
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (128,878)
==============================================================================
Net unrealized appreciation of investment securities               $1,044,878
______________________________________________________________________________
==============================================================================
Cost of investments is the some for tax and financial statements purposes.

NOTE 8--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                         CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------
                                                                                            OCTOBER 31, 2005
                                                                                            (DATE OPERATIONS
                                                                  SIX MONTHS ENDED            COMMENCED) TO
                                                                  JUNE 30, 2006(A)          DECEMBER 31, 2005
                                                              ------------------------    ---------------------
                                                               SHARES        AMOUNT       SHARES       AMOUNT
---------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     4,885,454    $57,336,737    539,453    $5,717,728
---------------------------------------------------------------------------------------------------------------
  Class B                                                       929,248     10,854,098    131,844     1,390,331
---------------------------------------------------------------------------------------------------------------
  Class C                                                     1,688,729     19,761,409    185,308     1,964,009
---------------------------------------------------------------------------------------------------------------
  Class R                                                        27,256        318,578     6,758         68,135
---------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --             14     5,001         50,010
===============================================================================================================
Issued as reinvestment of dividends:
  Class A                                                            --             --     7,099         75,318
---------------------------------------------------------------------------------------------------------------
  Class B                                                            --             --     1,920         20,374
---------------------------------------------------------------------------------------------------------------
  Class C                                                            --             --     2,382         25,275
---------------------------------------------------------------------------------------------------------------
  Class R                                                            --             --       124          1,313
---------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --             --        93            986
===============================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        19,897        232,593       160          1,708
---------------------------------------------------------------------------------------------------------------
  Class B                                                       (19,966)      (232,593)     (160)        (1,708)
===============================================================================================================
Reacquired:
  Class A                                                      (485,706)    (5,645,883)     (714)        (7,683)
---------------------------------------------------------------------------------------------------------------
  Class B                                                       (58,392)      (679,471)       (1)           (10)
---------------------------------------------------------------------------------------------------------------
  Class C                                                      (256,713)    (2,935,969)   (6,751)       (72,495)
---------------------------------------------------------------------------------------------------------------
  Class R                                                        (1,022)       (12,353)       --             --
===============================================================================================================
                                                              6,728,785    $78,997,160    872,516    $9,233,291
_______________________________________________________________________________________________________________
===============================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 12% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

AIM INTERNATIONAL ALLOCATION FUND

NOTE 9 -- NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                           CLASS A
                                                              ---------------------------------
                                                                               OCTOBER 31, 2005
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                               JUNE 30,          DECEMBER 31,
                                                                 2006                2005
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.71              $10.12
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                (0.03)               0.32
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.10                0.47
===============================================================================================
    Total from investment operations                              1.07                0.79
===============================================================================================
Less dividends from net investment income                           --               (0.20)
===============================================================================================
Net asset value, end of period                                 $ 11.78              $10.71
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   9.99%               7.78%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $58,478              $5,848
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                     0.43%(c)            0.43%(d)
-----------------------------------------------------------------------------------------------
  Without expense reimbursements                                  1.03%(c)            7.30%(d)
===============================================================================================
Estimated underlying fund expenses(e)                             1.15%               1.15%
===============================================================================================
Ratio of net investment income (loss) to average net assets      (0.43)%(c)          17.87%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(f)                                           4%                0.3%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $32,487,962.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM INTERNATIONAL ALLOCATION FUND

                                                                           CLASS B
                                                              ---------------------------------
                                                                               OCTOBER 31, 2005
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                               JUNE 30,          DECEMBER 31,
                                                                 2006                2005
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.70              $10.12
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                (0.07)               0.31
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.09                0.46
===============================================================================================
    Total from investment operations                              1.02                0.77
===============================================================================================
Less dividends from net investment income                           --               (0.19)
===============================================================================================
Net asset value, end of period                                 $ 11.72              $10.70
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   9.53%               7.65%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $11,540              $1,430
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                     1.18%(c)            1.18%(d)
-----------------------------------------------------------------------------------------------
  Without expense reimbursements                                  1.78%(c)            8.05%(d)
===============================================================================================
Estimated underlying fund expenses(e)                             1.15%               1.15%
===============================================================================================
Ratio of net investment income (loss) to average net assets      (1.18)%(c)          17.12%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(f)                                           4%                0.3%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $6,884,922.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM INTERNATIONAL ALLOCATION FUND

                                                                           CLASS C
                                                              ---------------------------------
                                                                               OCTOBER 31, 2005
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                               JUNE 30,          DECEMBER 31,
                                                                 2006                2005
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.70              $10.12
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                (0.07)               0.31
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.09                0.46
===============================================================================================
    Total from investment operations                              1.02                0.77
===============================================================================================
Less dividends from net investment income                           --               (0.19)
===============================================================================================
Net asset value, end of period                                 $ 11.72              $10.70
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   9.53%               7.65%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $18,898              $1,937
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                     1.18%(c)            1.18%(d)
-----------------------------------------------------------------------------------------------
  Without expense reimbursements                                  1.78%(c)            8.05%(d)
===============================================================================================
Estimated underlying fund expenses(e)                             1.15%               1.15%
===============================================================================================
Ratio of net investment income (loss) to average net assets      (1.18)%(c)          17.12%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(f)                                           4%                0.3%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $10,807,075.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM INTERNATIONAL ALLOCATION FUND

                                                                           CLASS R
                                                              ---------------------------------
                                                                               OCTOBER 31, 2005
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                               JUNE 30,          DECEMBER 31,
                                                                 2006                2005
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.71              $10.12
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                (0.04)               0.32
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.09                0.46
===============================================================================================
    Total from investment operations                              1.05                0.78
===============================================================================================
Less dividends from net investment income                           --               (0.19)
===============================================================================================
Net asset value, end of period                                  $11.76              $10.71
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   9.80%               7.77%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  389              $   74
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                     0.68%(c)            0.68%(d)
-----------------------------------------------------------------------------------------------
  Without expense reimbursements                                  1.28%(c)            7.55%(d)
===============================================================================================
Estimated underlying fund expenses(e)                             1.15%               1.15%
===============================================================================================
Ratio of net investment income (loss) to average net assets      (0.68)%(c)          17.62%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(f)                                           4%                0.3%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $215,673.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM INTERNATIONAL ALLOCATION FUND

                                                                     INSTITUTIONAL CLASS
                                                              ---------------------------------
                                                                               OCTOBER 31, 2005
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                               JUNE 30,          DECEMBER 31,
                                                                 2006                2005
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.72              $10.12
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                (0.01)               0.32
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.09                0.48
===============================================================================================
    Total from investment operations                              1.08                0.80
===============================================================================================
Less dividends from net investment income                           --               (0.20)
===============================================================================================
Net asset value, end of period                                  $11.80              $10.72
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                  10.08%               7.90%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   60              $   55
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                     0.18%(c)            0.18%(d)
-----------------------------------------------------------------------------------------------
  Without expense reimbursements                                  0.51%(c)            6.92%(d)
===============================================================================================
Estimated underlying fund expenses(e)                             1.15%               1.15%
===============================================================================================
Ratio of net investment income (loss) to average net assets      (0.18)%(c)          18.12%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(f)                                           4%                0.3%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $59,371.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

AIM INTERNATIONAL ALLOCATION FUND

PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM INTERNATIONAL ALLOCATION FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

   DOMESTIC EQUITY                                   SECTOR EQUITY                        AIM ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund           AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                              AIM Growth Allocation Fund
AIM Capital Development Fund                 AIM Financial Services Fund                  AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund                  AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund                  AIM Moderately Conservative
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund              Allocation Fund
AIM Dynamics Fund                            AIM Leisure Fund
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)                      DIVERSIFIED PORTFOLIOS
AIM Mid Cap Basic Value Fund                 AIM Technology Fund
AIM Mid Cap Core Equity Fund(1)              AIM Utilities Fund                           AIM Income Allocation Fund
AIM Opportunities I Fund                                                                  AIM International Allocation Fund
AIM Opportunities II Fund
AIM Opportunities III Fund                   FIXED INCOME
AIM S&P 500 Index Fund
AIM Select Equity Fund                       TAXABLE
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund                    AIM Enhanced Short Bond Fund
AIM Structured Core Fund                     AIM Floating Rate Fund
AIM Structured Growth Fund                   AIM High Yield Fund
AIM Structured Value Fund                    AIM Income Fund
AIM Summit Fund                              AIM Intermediate Government Fund
AIM Trimark Endeavor Fund                    AIM International Bond Fund
AIM Trimark Small Companies Fund             AIM Limited Maturity Treasury Fund
                                             AIM Money Market Fund
* Domestic equity and income fund            AIM Short Term Bond Fund
                                             AIM Total Return Bond Fund
                                             Premier Portfolio
 INTERNATIONAL/GLOBAL EQUITY                 Premier U.S. Government Money Portfolio

AIM Asia Pacific Growth Fund
AIM China Fund                               TAX-FREE
AIM Developing Markets Fund
AIM European Growth Fund                     AIM High Income Municipal Fund(1)
AIM European Small Company Fund(1)           AIM Municipal Bond Fund
AIM Global Aggressive Growth Fund            AIM Tax-Exempt Cash Fund
AIM Global Equity Fund                       AIM Tax-Free Intermediate Fund
AIM Global Growth Fund                       Premier Tax-Exempt Portfolio
AIM Global Value Fund
AIM Japan Fund
AIM International Core Equity Fund
AIM International Growth Fund                      ================================================================================
AIM International Small Company Fund(1)            CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
AIM Trimark Fund                                   FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                                   FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                                   ================================================================================

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.


   If used after October 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $414 billion in assets under management. Data as of June 30, 2006.

AIMinvestments.com               INTAL-SAR-1          A I M Distributors, Inc.



[YOUR GOALS. OUR SOLUTIONS.]
  --Registered Trademark--
========================================================================
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash                            [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management                           --Registered Trademark--
                               Plans    Accounts
========================================================================

                                                    AIM MID CAP CORE EQUITY FUND
                               Semiannual Report to Shareholders o June 30, 2006


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --REGISTERED TRADEMARK--                          --REGISTERED TRADEMARK--

AIM MID CAP CORE EQUITY FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of June 30, 2006, and is based on total net assets.

ABOUT SHARE CLASSES                          default on interest or principal             ABOUT INDEXES USED IN THIS REPORT
                                             payments and the value of the underlying
o Class B shares are not available as an     common stock into which these securities     o The unmanaged STANDARD & POOR'S
investment for retirement plans              may be converted.                            COMPOSITE INDEX OF 500 STOCKS (the S&P
maintained pursuant to Section 401 of                                                     500--Registered Trademark-- Index) is an
the Internal Revenue Code, including         o The Fund may invest in debt securities     index of common stocks frequently used
401(k) plans, money purchase pension         such as notes and bonds that carry           as a general measure of U.S. stock
plans and profit sharing plans. Plans        interest rate and credit risk.               market performance.
that had existing accounts invested in
Class B shares prior to September 30,        o The Fund may use enhanced investment       o The unmanaged LIPPER MID-CAP CORE FUND
2003, will continue to be allowed to         techniques such as leveraging and            INDEX represents an average of the
make additional purchases.                   derivatives. Leveraging entails special      performance of the 30 largest
                                             risks such as magnifying changes in the      mid-capitalization core funds tracked by
o Class R shares are available only to       value of the portfolio's securities.         Lipper Inc., an independent mutual fund
certain retirement plans. Please see the     Derivatives are subject to counter party     performance monitor.
prospectus for more information.             risk-the risk that the other party will
                                             not complete the transaction with the        o The unmanaged RUSSELL
PRINCIPAL RISKS OF INVESTING IN THE FUND     fund.                                        MIDCAP--Registered Trademark-- INDEX
                                                                                          represents the performance of the stocks
o The Fund may not reach its objective       o There is no guarantee that the             of domestic mid-capitalization
if the manager chooses to maintain a         investment techniques and risk analyses      companies.
significant amount of cash in a rising       used by the Fund's portfolio managers
market.                                      will produce the desired results.            o The Fund is not managed to track the
                                                                                          performance of any particular index,
o Investing in smaller companies             o The Fund may invest in obligations         including the indexes defined here, and
involves greater risk than investing in      issued by agencies and instrumentalities     consequently, the performance of the
more established companies, such as          of the U.S. Government that may vary in      Fund may deviate significantly from the
business risk, significant stock price       the level of support they receive from       performance of the indexes.
fluctuations and illiquidity.                the U.S Government. The U.S. Government
                                             may choose not to provide financial          o A direct investment cannot be made in
o The Fund can invest up to 25% of its       support to U.S. Government sponsored         an index. Unless otherwise indicated,
assets in foreign securities that            agencies or instrumentalities if it is       index results include reinvested
involve risks not associated with            not legally obligated to do so, in which     dividends, and they do not reflect sales
investing solely in the United States.       case, if the issuer defaulted, the           charges. Performance of an index of
These include risks relating to              underlying fund holding securities of        funds reflects fund expenses;
fluctuations in the value of the U.S.        such issuer might not be able to recover     performance of a market index does not.
dollar relative to the values of other       its investment from the U.S Government.
currencies, the custody arrangements                                                       OTHER INFORMATION
made for the Fund's foreign holdings,        o To the extent the Fund holds cash or
differences in accounting, political         cash equivalents rather than equity          o The returns shown in management's
risks and the lesser degree of public        securities for risk management purposes,     discussion of Fund performance are based
information required to be provided by       the Fund may not achieve its investment      on net asset values calculated for
non-U.S.                                     objective.                                   shareholder transactions. Generally
                                                                                          accepted accounting principles require
o Prices of equity securities change in      o The prices of and the income generated     adjustments to be made to the net assets
response to many factors including the       by securities held by the Fund may           of the Fund at period end for financial
historical and prospective earnings of       decline in response to certain events,       reporting purposes, and as such, the net
the issuer, the value of its assets,         including those directly involving the       asset values for shareholder
general economic conditions, interest        companies and governments whose              transactions and the returns based on
rates, investor perceptions and market       securities are owned by the Fund;            those net asset values may differ from
liquidity.                                   general economic and market conditions;      the net asset values and returns
                                             regional or global economic instability;     reported in the Financial Highlights.
o The values of convertible securities       and currency and interest rate
in which the Fund invests may be             fluctuations.                                Continued on page 5
affected by market interest rates, the
risk that the issuer may
                                                                                          ========================================
================================================================================
                                                                                          FUND NASDAQ SYMBOLS
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES             Class A Shares                    GTAGX
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Class B Shares                    GTABX
                                                                                          Class C Shares                    GTACX
================================================================================          Class R Shares                    GTARX

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE                                     ========================================

AIMinvestments.com

AIM MID CAP CORE EQUITY FUND


                    DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF
                    FUNDS--Registered Trademark--:

                    We're pleased to provide you with this report, which
     [GRAHAM        includes a discussion of how your Fund was managed during
      PHOTO]        the period under review in this report, and what factors
                    affected its performance. That discussion begins on page 3.

 ROBERT H. GRAHAM      It's been said nothing is certain but death and taxes. We
                    would venture to add that one other thing is certain:
                    Markets change--and change often--in the short term. The
                    first six months of 2006 were a perfect example. Domestic
                    and global equity markets were generally strong during the early months of the period, but they became considerably
                    more volatile and negative beginning in May. Inflation fears
    [TAYLOR         were the primary cause of this change in market sentiment:
    PHOTO]
                       o  Amid signs of rising inflation, the U.S. Federal
                          Reserve Board continued to raise interest rates in
  PHILIP TAYLOR           response to inflation risks.

                       o The dollar remained weak, making imports more expensive and thereby raising inflation.

                       o Oil prices remained at historically high levels, threatening to reduce consumer spending--and possibly slowing the U.S. economy.

                       While we can't do anything about the ambiguity and
                    uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments--Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                       We also believe in the value of a trusted financial
                    advisor who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                    OUR COMMITMENT TO YOU

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                       Information about investing, the markets and your Fund is
                    always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.


                    Sincerely,

                    /s/ ROBERT H. GRAHAM                 /s/ PHILIP TAYLOR

                    Robert H. Graham                     Philip Taylor
                    Vice Chair -- AIM Funds              President -- AIM Funds
                    Chair, AIM Investments               CEO, AIM Investments


                    August 10, 2006


                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM MID CAP CORE EQUITY FUND


                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

                       Looking ahead, your Board finds many reasons to be
   [CROCKETT        positive about AIM's management and strategic direction.
     PHOTO]         Most importantly, AIM management's investment management
                    discipline is paying off in terms of improved overall
                    performance. While work remains to be done, AIM's
BRUCE L. CROCKETT   complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000. We are also pleased with AIM management's efforts to seek more cost-effective ways of delivering superior service.

                       In addition, AIM is realizing the benefits of belonging
                    to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP manages more than $414 billion globally, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                       The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                       Your Board is very pleased with the overall direction and
                    progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                    Sincerely,


                    /s/ BRUCE L. CROCKETT


                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    August 10, 2006


                    *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (aiminvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of the advisory agreement information for your Fund is also included in this semiannual report on pages 7--8.

AIM MID CAP CORE EQUITY FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                               the quality of the business and its
                                                                                          management. Both business and capital
=====================================================================================     analysis serve as a basis to construct
                                                                                          the valuation models used to estimate a
PERFORMANCE SUMMARY                                                                       company's value. The three primary
                                             ========================================     valuation techniques used include
For the six-month reporting period ended                                                  discounted cash flow, traditional
June 30, 2006, AIM Mid Cap Core Equity       FUND VS. INDEXES                             valuation multiples and net asset value.
Fund produced a positive return but
under-performed the style-specific           CUMULATIVE TOTAL RETURNS,                       The components of our investment
benchmark, the Russell Midcap Index.         12/31/05--6/30/06, EXCLUDING APPLICABLE      process are the building blocks of our
Overall, positive performance was driven     SALES CHARGES. IF SALES CHARGES WERE         risk management framework. We diversify
primarily by investments in the consumer     INCLUDED, RETURNS WOULD BE LOWER.            across industries, business themes and
staples and energy sectors. Relative                                                      generally limit positions to less than
underperformance was attributable            Class A Shares                     1.61%     5% of the portfolio. We will consider
largely to holdings in the financials                                                     selling a stock when it exceeds our
and industrials sectors. The cash            Class B Shares                     1.23      target price, has not demonstrated an
weighting of the Fund detracted from                                                      improvement in fundamentals or when
performance during the market rally          Class C Shares                     1.23      there is a more compelling investment
early in 2006 but benefited the Fund                                                      opportunity.
during the turbulent market environment      Class R Shares                     1.48
toward the end of the period.                                                             MARKET CONDITIONS AND YOUR FUND
                                             S&P 500 Index (Broad Market Index) 2.71
    Your Fund's long-term performance                                                     The first half of 2006 was the tale of
appears on page 5.                           Russell Midcap Index                         two markets but the defining macro
                                             (Style-Specific Index)             4.84      economic themes were the same. The year
                                                                                          started off on a positive note with most
                                             Lipper Mid-Cap Core Fund Index               major market indexes posting respectable
                                             (Peer Group Index)                 4.31      gains. The market quickly turned as
                                                                                          investors became concerned over the
                                             SOURCE: LIPPER INC.                          effects of higher interest rates and
                                                                                          inflation pressures. During the
                                             ========================================     reporting period, the U.S. Federal
                                                                                          Reserve Board (the Fed) continued its
=====================================================================================     tightening policy, raising the key
                                                                                          federal funds rate to 5.25% as Ben
HOW WE INVEST                                   The phases of the investment process      Bernanke settled into his new role as
                                             include:                                     Fed Chairman. The Fed has continued to
We manage your Fund as a core fund,                                                       raise interest rates due in part to
seeking to provide upside potential, as      o Business analysis: competitive             inflation concerns. The Consumer Price
well as, a measure of protection in          positioning                                  Index rose 5.2% at a seasonally adjusted
difficult markets. The Fund can be used                                                   annual rate for the first five months of
as a long-term allocation to mid-cap         o Capital analysis: ROIC and capital         2006 compared to 3.4% for all of
investments within your overall              allocation
portfolio through a full market cycle.
                                             o Valuation
   Through fundamental research, we
attempt to gain a thorough understanding        The business analysis allows us to
of the prospects for each business, its      identify the key drivers of the company,
appreciation potential and its return on     understand industry challenges and
invested capital (ROIC).                     evaluate the sustainability of
                                             competitive advantages. Capital analysis
                                             provides a vital insight into historical
                                             and potential ROIC, which are indicators
                                             of
                                                                                                                         (continued)

========================================     ========================================     ========================================
PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                            TOP 10 EQUITY HOLDINGS*

By sector                                    1.Specialty Chemicals               6.1%      1. Sigma-Aldrich Corp.             2.6%
Information Technology            14.2%      2.Industrial Machinery              4.9       2. Cadbury Schweppes PLC
Consumer Discretionary            13.7       3.Life Sciences Tools & Services    4.4          (United Kingdom)                2.4
Industrials                       11.8       4.Personal Products                 4.3       3. Estee Lauder Cos. Inc.
Consumer Staples                  11.0       5.Specialized Consumer Services     4.2          (The)-Class A                   2.4
Health Care                       10.7                                                     4. Xerox Corp.                     2.3
Materials                          8.5                                                     5. Avon Products, Inc.             2.0
Financials                         7.8       TOTAL NET ASSETS           $2.9 BILLION       6. International Flavors &
Energy                             5.6                                                        Fragrances Inc.                 1.9
Utilities                          3.0       TOTAL NUMBER OF HOLDINGS*            72       7. Service Corp. International     1.8
Telecommunication Services         1.3                                                     8. PerkinElmer, Inc.               1.7
Money Market Funds Plus Other                                                              9. Rentokil Initial PLC
Assets Less Liabilities           12.4                                                        (United Kingdom)                1.7
                                                                                          10. Pall Corp.                      1.7

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

========================================     ========================================     ========================================

AIM MID CAP CORE EQUITY FUND

2005. Home sales, under the effects of       lower for the second half of its fiscal      THE VIEWS AND OPINIONS EXPRESSED IN
high interest rates, also showed signs       year. This disappointment was reflected      MANAGEMENT'S DISCUSSION OF FUND
of weakening.                                in a significant drop in the company's       PERFORMANCE ARE THOSE OF A I M ADVISORS,
                                             stock price.                                 INC. THESE VIEWS AND OPINIONS ARE
   During the first half of 2006, Fund                                                    SUBJECT TO CHANGE AT ANY TIME BASED ON
performance benefited from an overweight        Consumer discretionary was one of the     FACTORS SUCH AS MARKET AND ECONOMIC
in consumer staples as the markets           poorer performing market sectors during      CONDITIONS. THESE VIEWS AND OPINIONS MAY
tended to favor traditionally defensive      the period as investors continued to         NOT BE RELIED UPON AS INVESTMENT ADVICE
sectors toward the end of the period.        express concerns over the sustainability     OR RECOMMENDATIONS, OR AS AN OFFER FOR A
The Fund also benefited from strong          of consumer spending and inflation           PARTICULAR SECURITY. THE INFORMATION IS
stock selection in the energy sector as      pressures. One of the larger detractors      NOT A COMPLETE ANALYSIS OF EVERY ASPECT
it continued to produce strong gains         from Fund performance was RADIOSHACK         OF ANY MARKET, COUNTRY, INDUSTRY,
relative to the broad market.                CORP. Share value of RadioShack declined     SECURITY OR THE FUND. STATEMENTS OF FACT
Conversely, consumer discretionary and       in response to analyst downgrades for        ARE FROM SOURCES CONSIDERED RELIABLE,
information technology were two of the       the second quarter. The firm's profits       BUT A I M ADVISORS, INC. MAKES NO
worst-performing sectors and detracted       have sagged since the company announced      REPRESENTATION OR WARRANTY AS TO THEIR
from overall performance of the Fund.        turnaround initiatives in February.          COMPLETENESS OR ACCURACY. ALTHOUGH
                                             Investors have remained skeptical of         HISTORICAL PERFORMANCE IS NO GUARANTEE
   Consumer staples represented one of       these initiatives and the likelihood of      OF FUTURE RESULTS, THESE INSIGHTS MAY
the largest contributors to overall          their successful implementation.             HELP YOU UNDERSTAND OUR INVESTMENT
performance due to holdings such as                                                       MANAGEMENT PHILOSOPHY.
HEINEKEN NV. As one of the largest beer         During the reporting period, we took
producers in the world, Heineken has         advantage of the strength in various               See important Fund and index
been successful in purchasing smaller        energy names by trimming the Fund's           disclosures on the inside front cover.
regional brewers in Europe. In February,     exposure to the sector based on
the company announced that revenues for      valuation concerns. Some of these
2005 increased by 7.3% and profit growth     profits were invested in select consumer
increased by 18.5%. Heineken also            staples and health care sector holdings                     RONALD S. SLOAN,
announced a cost-cutting plan, which         that offered a better risk/reward               [SLOAN      Chartered Financial
will extend through 2008, that may help      profile. We also reduced exposure to the        PHOTO]      Analyst, senior portfolio
to preserve operating margins if beer        financials sector as the Fund's                             manager, is lead
consumption rates decline.                   management team's fundamental research       manager of AIM Mid Cap Core Equity Fund.
                                             raised concerns over the prospects of        Mr. Sloan joined AIM in 1998 and has
   Energy was one of the best-performing     various holdings in an increasing            been in the investment industry since
sectors during the first half of 2006 as     interest rate environment.                   1971. Mr. Sloan attended the University
demand across the world continued to be                                                   of Missouri where he earned both a B.S.
strong. A top contributor within the            At the end of the reporting period,       in business administration and an M.B.A.
sector was TENARIS SA, a producer of         the impact of market movements and
tubular steel products used in offshore      allocation decisions resulted in the
deep well oil and gas drilling. The          portfolio being overweight primarily in      Assisted by the Mid/Large Cap Core Team
company has become the premier supplier      consumer staples and materials, while
of drilling pipe to the international        financials and utilities represented the
exploration and production community,        most significantly underweight sectors
partly due to its integrated steel           versus the style-specific benchmark.
production facilities that allow for
greater quality control and                  IN CLOSING
customization. Having this capability
in-house, which supports one of the          We continually strive to provide a core
fastest growing areas in energy              portfolio holding that can add stability
production, has permitted the company to     and consistency to more aggressive
grow its revenues and margins.               equity investments. We believe we can
                                             provide shareholders this type of fund
   Select industrials holdings such as       by identifying stocks that are
BRIGGS & STRATTON detracted from             temporarily undervalued compared to
relative performance. Briggs & Stratton      long-term fundamentals and that have
is a leading producer of two- and            strong cash flow, clean balance sheets
four-cycle engines for lawn and power        and management teams with successful
equipment. The company announced plans       capital allocation practices. As always,
to buy back up to one million of its         we thank you for your continued
outstanding shares over the course of        investment in AIM Mid Cap Core Equity
this year. In mid-January, the company       Fund.
guided net income
                                                                                                    [RIGHT ARROW GRAPHIC]

                                                                                          FOR A PRESENTATION OF YOUR FUND'S
                                                                                          LONG-TERM PERFORMANCE, PLEASE SEE PAGE 5.


AIM MID CAP CORE EQUITY FUND



YOUR FUND'S LONG-TERM PERFORMANCE

========================================
AVERAGE ANNUAL TOTAL RETURNS                 RETURNS ARE BLENDED RETURNS OF               RETURN AND PRINCIPAL VALUE WILL
                                             HISTORICAL CLASS R SHARE PERFORMANCE AND     FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR
As of 6/30/06, including applicable          RESTATED CLASS A SHARE PERFORMANCE (FOR      LOSS WHEN YOU SELL SHARES. CLASS A SHARE
sales charges                                PERIODS PRIOR TO THE INCEPTION DATE OF       PERFORMANCE REFLECTS THE MAXIMUM 5.50%
                                             CLASS R SHARES) AT NET ASSET VALUE,          SALES CHARGE, AND CLASS B AND CLASS C
CLASS A SHARES                               ADJUSTED TO REFLECT THE HIGHER RULE          SHARE PERFORMANCE REFLECTS THE
Inception (6/9/87)              12.25%       12b-1 FEES APPLICABLE TO CLASS R SHARES.     APPLICABLE CONTINGENT DEFERRED SALES
10 Years                         9.86        THE INCEPTION DATE OF CLASS A SHARES IS      CHARGE (CDSC) FOR THE PERIOD INVOLVED.
 5 Years                         5.07        JUNE 9, 1987.                                THE CDSC ON CLASS B SHARES DECLINES FROM
 1 Year                          1.47                                                     5% BEGINNING AT THE TIME OF PURCHASE TO
                                                THE PERFORMANCE DATA QUOTED REPRESENT     0% AT THE BEGINNING OF THE SEVENTH YEAR.
CLASS B SHARES                               PAST PERFORMANCE AND CANNOT GUARANTEE        THE CDSC ON CLASS C SHARES IS 1% FOR THE
Inception (4/1/93)              12.13%       COMPARABLE FUTURE RESULTS; CURRENT           FIRST YEAR AFTER PURCHASE. CLASS R
10 Years                         9.89        PERFORMANCE MAY BE LOWER OR HIGHER.          SHARES DO NOT HAVE A FRONT-END SALES
 5 Years                         5.19        PLEASE VISIT AIMINVESTMENTS.COM FOR THE      CHARGE; RETURNS SHOWN ARE AT NET ASSET
 1 Year                          1.64        MOST RECENT MONTH-END PERFORMANCE.           VALUE AND DO NOT REFLECT A 0.75% CDSC
                                                                                          THAT MAY BE IMPOSED ON A TOTAL
CLASS C SHARES                                  PERFORMANCE FIGURES REFLECT               REDEMPTION OF RETIREMENT PLAN ASSETS
Inception (5/3/99)              10.80%       REINVESTED DISTRIBUTIONS, CHANGES IN NET     WITHIN THE FIRST YEAR.
 5 Years                         5.52        ASSET VALUE AND THE EFFECT OF THE
 1 Year                          5.57        MAXIMUM SALES CHARGE UNLESS OTHERWISE           THE PERFORMANCE OF THE FUND'S SHARE
                                             STATED.                                      CLASSES WILL DIFFER PRIMARILY DUE TO
CLASS R SHARES                                                                            DIFFERENT SALES CHARGE STRUCTURES AND
10 Years                        10.30%          PERFORMANCE FIGURES DO NOT REFLECT        CLASS EXPENSES.
 5 Years                         6.08        DEDUCTION OF TAXES A SHAREHOLDER WOULD
 1 Year                          7.11        PAY ON FUND DISTRIBUTIONS OR SALE OF
                                             FUND SHARES. INVESTMENT
========================================

CLASS R SHARES' INCEPTION DATE IS JUNE
3, 2002. RETURNS SINCE THAT DATE ARE
HISTORICAL RETURNS. ALL OTHER






Continued from inside front cover

o Industry classifications used in this      From our home page, click on Products &      A description of the policies and
report are generally according to the        Performance, then Mutual Funds, then         procedures that the Fund uses to
Global Industry Classification Standard,     Fund Overview. Select your Fund from the     determine how to vote proxies relating
which was developed by and is the            drop-down menu and click on Complete         to portfolio securities is available
exclusive property and a service mark of     Quarterly Holdings. Shareholders can         without charge, upon request, from our
Morgan Stanley Capital International         also look up the Fund's Forms N-Q on the     Client Services department at
Inc. and Standard & Poor's.                  SEC Web site at sec.gov. Copies of the       800-959-4246 or on the AIM Web site,
                                             Fund's Forms N-Q may be reviewed and         AIMinvestments.com. On the home page,
The Fund provides a complete list of its     copied at the SEC Public Reference Room      scroll down and click on AIM Funds Proxy
holdings four times in each fiscal year,     at 100 F Street, N.E., Washington, D.C.      Policy. The information is also
at the quarter-ends. For the second and      20549. You can obtain information on the     available on the SEC Web site, sec.gov.
fourth quarters, the lists appear in the     operation of the Public Reference Room,
Fund's semiannual and annual reports to      including information about duplicating      Information regarding how the Fund voted
shareholders. For the first and third        fee charges, by calling 202-942-8090 or      proxies related to its portfolio
quarters, the Fund files the lists with      800-732-0330, or by electronic request at    securities during the 12 months ended
the Securities and Exchange Commission       the following e-mail address:                June 30, 2006, is available at our Web
(SEC) on Form N-Q. The most recent list      publicinfo@sec.gov. The SEC file numbers     site. Go to AIMinvestments.com, access
of portfolio holdings is available at        for the Fund are 811-02699 and 002-57526     the About Us tab, click on Required
AIMinvestments.com.                                                                       Notices and then click on Proxy Voting
                                                                                          Activity. Next, select the Fund from the
                                                                                          drop-down menu. The information is also
                                                                                          available on the SEC Web site, sec.gov.

AIM MID CAP CORE EQUITY FUND

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      together with the amount you invested,          THE HYPOTHETICAL ACCOUNT VALUES AND
                                             to estimate the expenses that you paid       EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder of the Fund, you incur      over the period. Simply divide your          ACTUAL ENDING ACCOUNT BALANCE OR
two types of costs: (1) transaction          account value by $1,000 (for example, an     EXPENSES YOU PAID FOR THE PERIOD. YOU
costs, which may include sales charges       $8,600 account value divided by $1,000 =     MAY USE THIS INFORMATION TO COMPARE THE
(loads) on purchase payments; contingent     8.6), then multiply the result by the        ONGOING COSTS OF INVESTING IN THE FUND
deferred sales charges on redemptions;       number in the table under the heading        AND OTHER FUNDS. TO DO SO, COMPARE THIS
and redemption fees, if any; and (2)         entitled "Actual Expenses Paid During        5% HYPOTHETICAL EXAMPLE WITH THE 5%
ongoing costs, including management          Period" to estimate the expenses you         HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
fees; distribution and/or service fees       paid on your account during this period.     SHAREHOLDER REPORTS OF THE OTHER FUNDS.
(12b-1); and other Fund expenses. This
example is intended to help you              HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown
understand your ongoing costs (in            PURPOSES                                     in the table are meant to highlight your
dollars) of investing in the Fund and to                                                  ongoing costs only and do not reflect
compare these costs with ongoing costs       The table below also provides                any transactional costs, such as sales
of investing in other mutual funds. The      information about hypothetical account       charges (loads) on purchase payments,
example is based on an investment of         values and hypothetical expenses based       contingent deferred sales charges on
$1,000 invested at the beginning of the      on the Fund's actual expense ratio and       redemptions, and redemption fees, if
period and held for the entire period        an assumed rate of return of 5% per year     any. Therefore, the hypothetical
January 1, 2006, through June 30, 2006.      before expenses, which is not the Fund's     information is useful in comparing
                                             actual return. The Fund's actual             ongoing costs only, and will not help
ACTUAL EXPENSES                              cumulative total returns at net asset        you determine the relative total costs
                                             value after expenses for the six months      of owning different funds. In addition,
The table below provides information         ended June 30, 2006, appear in the table     if these transactional costs were
about actual account values and actual       "Fund vs. Indexes" on page 3.                included, your costs would have been
expenses. You may use the information in                                                  higher.
this table,


====================================================================================================================================

                                                                                   HYPOTHETICAL
                                                  ACTUAL                 (5% ANNUAL RETURN BEFORE EXPENSES)


                 BEGINNING              ENDING               EXPENSES         ENDING             EXPENSES         ANNUALIZED
SHARE           ACCOUNT VALUE        ACCOUNT VALUE          PAID DURING    ACCOUNT VALUE       PAID DURING         EXPENSE
CLASS             (1/1/06)            (6/30/06)(1)           PERIOD(2)       (6/30/06)          PERIOD(2)           RATIO
  A              $1,000.00             $1,016.10              $6.45          $1,018.40            $6.46             1.29%
  B               1,000.00              1,012.30              10.18           1,014.68            10.19             2.04
  C               1,000.00              1,012.30              10.18           1,014.68            10.19             2.04
  R               1,000.00              1,014.80               7.69           1,017.16             7.70             1.54

(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June
     30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2006, appear in the table "Fund vs. Indexes" on page 3.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

                                                                                 [ARROW
                                                                                 BUTTON      For More Information Visit
                                                                                 IMAGE]        AIMinvestments.com

AIM MID CAP CORE EQUITY FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Growth          o The quality of services to be provided     for the Board to continue to closely
Series (the "Board") oversees the            by AIM. The Board reviewed the               monitor and review the performance of
management of AIM Mid Cap Core Equity        credentials and experience of the            the Fund. Although the independent
Fund (the "Fund") and, as required by        officers and employees of AIM who will       written evaluation of the Fund's Senior
law, determines annually whether to          provide investment advisory services to      Officer (discussed below) only
approve the continuance of the Fund's        the Fund. In reviewing the                   considered Fund performance through the
advisory agreement with A I M Advisors,      qualifications of AIM to provide             most recent calendar year, the Board
Inc. ("AIM"). Based upon the                 investment advisory services, the Board      also reviewed more recent Fund
recommendation of the Investments            considered such issues as AIM's              performance, which did not change their
Committee of the Board, at a meeting         portfolio and product review process,        conclusions.
held on June 27, 2006, the Board,            various back office support functions
including all of the independent             provided by AIM and AIM's equity and         o Meetings with the Fund's portfolio
trustees, approved the continuance of        fixed income trading operations. Based       managers and investment personnel. With
the advisory agreement (the "Advisory        on the review of these and other             respect to the Fund, the Board is
Agreement") between the Fund and AIM for     factors, the Board concluded that the        meeting periodically with such Fund's
another year, effective July 1, 2006.        quality of services to be provided by        portfolio managers and/or other
                                             AIM was appropriate and that AIM             investment personnel and believes that
   The Board considered the factors          currently is providing satisfactory          such individuals are competent and able
discussed below in evaluating the            services in accordance with the terms of     to continue to carry out their
fairness and reasonableness of the           the Advisory Agreement.                      responsibilities under the Advisory
Advisory Agreement at the meeting on                                                      Agreement.
June 27, 2006 and as part of the Board's     o The performance of the Fund relative
ongoing oversight of the Fund. In their      to comparable funds. The Board reviewed      o Overall performance of AIM. The Board
deliberations, the Board and the             the performance of the Fund during the       considered the overall performance of
independent trustees did not identify        past one, three and five calendar years      AIM in providing investment advisory and
any particular factor that was               against the performance of funds advised     portfolio administrative services to the
controlling, and each trustee attributed     by other advisors with investment            Fund and concluded that such performance
different weights to the various             strategies comparable to those of the        was satisfactory.
factors.                                     Fund. The Board noted that the Fund's
                                             performance in such periods was below        o Fees relative to those of clients of
   One responsibility of the independent     the median performance of such               AIM with comparable investment
Senior Officer of the Fund is to manage      comparable funds. The Board also noted       strategies. The Board reviewed the
the process by which the Fund's proposed     that, in response to their request           effective advisory fee rate (before
management fees are negotiated to ensure     regarding the Fund's under-performance,      waivers) for the Fund under the Advisory
that they are negotiated in a manner         management had agreed to undertake           Agreement. The Board noted that this
which is at arms' length and reasonable.     further study to ensure that the Fund's      rate was (i) below the effective
To that end, the Senior Officer must         investment philosophy is properly            advisory fee rates (before waivers) for
either supervise a competitive bidding       positioned and marketed. Based on this       two mutual funds advised by AIM with
process or prepare an independent            review and after taking account of all       investment strategies comparable to
written evaluation. The Senior Officer       of the other factors that the Board          those of the Fund; (ii) comparable to
has recommended an independent written       considered in determining whether to         the effective advisory fee rate (before
evaluation in lieu of a competitive          continue the Advisory Agreement for the      waivers) for a variable insurance fund
bidding process and, upon the direction      Fund, the Board concluded that no            advised by AIM and offered to insurance
of the Board, has prepared such an           changes should be made to the Fund and       company separate accounts with
independent written evaluation. Such         that it was not necessary to change the      investment strategies comparable to
written evaluation also considered           Fund's portfolio management team at this     those of the Fund; (iii) above the
certain of the factors discussed below.      time. However, due to the Fund's             effective sub-advisory fee rate for one
In addition, as discussed below, the         under-performance, the Board also            Canadian mutual fund advised by an AIM
Senior Officer made a recommendation to      concluded that it would be appropriate       affiliate and sub-advised by AIM with
the Board in connection with such            for the Board to continue to closely         investment strategies comparable to
written evaluation.                          monitor and review the performance of        those of the Fund, although the total
                                             the Fund. Although the independent           advisory fees for such Canadian mutual
   The discussion below serves as a          written evaluation of the Fund's Senior      fund were above those for the Fund; (iv)
summary of the Senior Officer's              Officer (discussed below) only               above the effective sub-advisory fee
independent written evaluation and           considered Fund performance through the      rates for two variable insurance funds
recommendation to the Board in               most recent calendar year, the Board         sub-advised by an AIM affiliate and
connection therewith, as well as a           also reviewed more recent Fund               offered to insurance company separate
discussion of the material factors and       performance, which did not change their      accounts with investment strategies
the conclusions with respect thereto         conclusions.                                 comparable to those of the Fund,
that formed the basis for the Board's                                                     although the total advisory fees for
approval of the Advisory Agreement.          o The performance of the Fund relative       such variable insurance funds were above
After consideration of all of the            to indices. The Board reviewed the           those for the Fund; and (v) comparable
factors below and based on its informed      performance of the Fund during the past      to or below the total advisory fee rates
business judgment, the Board determined      one, three and five calendar years           for six separately managed accounts/wrap
that the Advisory Agreement is in the        against the performance of the Lipper        accounts managed by an AIM affiliate
best interests of the Fund and its           Mid-Cap Core Index. The Board noted that     with investment strategies comparable to
shareholders and that the compensation       the Fund's performance was below the         those of the Fund and above the total
to AIM under the Advisory Agreement is       performance of such Index for the one        advisory fee rates for 26 separately
fair and reasonable and would have been      and three year periods and comparable to     managed accounts/wrap accounts managed
obtained through arm's length                such Index for the five year period. The     by an AIM affiliate with investment
negotiations.                                Board also noted that, in response to        strategies comparable to those of the
                                             their request regarding the Fund's           Fund. Based on this review, the Board
   Unless otherwise stated, information      under-performance, management had agreed     concluded that the advisory fee rate for
presented below is as of June 27, 2006       to undertake further study to ensure         the Fund under the Advisory Agreement
and does not reflect any changes that        that the Fund's investment philosophy is     was fair and reasonable.
may have occurred since June 27, 2006,       properly positioned and marketed. Based
including but not limited to changes to      on this review and after taking account      o Fees relative to those of comparable
the Fund's performance, advisory fees,       of all of the other factors that the         funds with other advisors. The Board
expense limitations and/or fee waivers.      Board considered in determining whether      reviewed the advisory fee rate for the
                                             to continue the Advisory Agreement for       Fund under the Advisory Agreement. The
o The nature and extent of the advisory      the Fund, the Board concluded that no        Board compared effective contractual
services to be provided by AIM. The          changes should be made to the Fund and       advisory fee rates at a common asset
Board reviewed the services to be            that it was not necessary to change the      level at the end of the past calendar
provided by AIM under the Advisory           Fund's portfolio management team at this     year and noted that the Fund's rate was
Agreement. Based on such review, the         time. However, due to the Fund's             below the median rate of the funds
Board concluded that the range of            under-performance, the Board also            advised by other advisors with
services to be provided by AIM under the     concluded that it would be appropriate       investment strategies comparable to
Advisory Agreement was appropriate and
that AIM currently is providing services
in accordance with the terms of the
Advisory Agreement.

                                                                                                                         (continued)

AIM MID CAP CORE EQUITY FUND

those of the Fund that the Board             Funds, including the Fund. The Board         o Other factors and current trends. The
reviewed. Based on this review, the          noted that the Senior Officer's written      Board considered the steps that AIM and
Board concluded that the advisory fee        evaluation had been relied upon by the       its affiliates have taken over the last
rate for the Fund under the Advisory         Board in this regard in lieu of a            several years, and continue to take, in
Agreement was fair and reasonable.           competitive bidding process. In              order to improve the quality and
                                             determining whether to continue the          efficiency of the services they provide
o Expense limitations and fee waivers.       Advisory Agreement for the Fund, the         to the Funds in the areas of investment
The Board noted that there were no fee       Board considered the Senior Officer's        performance, product line
waivers or expense limitations currently     written evaluation.                          diversification, distribution, fund
in effect for the Fund. The Board                                                         operations, shareholder services and
concluded that no such waivers or            o Profitability of AIM and its               compliance. The Board concluded that
limitations were necessary at this time      affiliates. The Board reviewed               these steps taken by AIM have improved,
because the Fund's overall expense ratio     information concerning the profitability     and are likely to continue to improve,
was comparable to the median expense         of AIM's (and its affiliates')               the quality and efficiency of the
ratio of the funds advised by other          investment advisory and other activities     services AIM and its affiliates provide
advisors with investment strategies          and its financial condition. The Board       to the Fund in each of these areas, and
comparable to those of the Fund that the     considered the overall profitability of      support the Board's approval of the
Board reviewed.                              AIM, as well as the profitability of AIM     continuance of the Advisory Agreement
                                             in connection with managing the Fund.        for the Fund.
o Breakpoints and economies of scale.        The Board noted that AIM's operations
The Board reviewed the structure of the      remain profitable, although increased
Fund's advisory fee under the Advisory       expenses in recent years have reduced
Agreement, noting that it includes three     AIM's profitability. Based on the review
breakpoints. The Board reviewed the          of the profitability of AIM's and its
level of the Fund's advisory fees, and       affiliates' investment advisory and
noted that such fees, as a percentage of     other activities and its financial
the Fund's net assets, have decreased as     condition, the Board concluded that the
net assets increased because the             compensation to be paid by the Fund to
Advisory Agreement includes breakpoints.     AIM under its Advisory Agreement was not
The Board concluded that the Fund's fee      excessive.
levels under the Advisory Agreement
therefore reflect economies of scale and     o Benefits of soft dollars to AIM. The
that it was not necessary to change the      Board considered the benefits realized
advisory fee breakpoints in the Fund's       by AIM as a result of brokerage
advisory fee schedule.                       transactions executed through "soft
                                             dollar" arrangements. Under these
o Investments in affiliated money market     arrangements, brokerage commissions paid
funds. The Board also took into account      by the Fund and/or other funds advised
the fact that uninvested cash and cash       by AIM are used to pay for research and
collateral from securities lending           execution services. This research may be
arrangements, if any (collectively,          used by AIM in making investment
"cash balances") of the Fund may be          decisions for the Fund. The Board
invested in money market funds advised       concluded that such arrangements were
by AIM pursuant to the terms of an SEC       appropriate.
exemptive order. The Board found that
the Fund may realize certain benefits        o AIM's financial soundness in light of
upon investing cash balances in AIM          the Fund's needs. The Board considered
advised money market funds, including a      whether AIM is financially sound and has
higher net return, increased liquidity,      the resources necessary to perform its
increased diversification or decreased       obligations under the Advisory
transaction costs. The Board also found      Agreement, and concluded that AIM has
that the Fund will not receive reduced       the financial resources necessary to
services if it invests its cash balances     fulfill its obligations under the
in such money market funds. The Board        Advisory Agreement.
noted that, to the extent the Fund
invests uninvested cash in affiliated        o Historical relationship between the
money market funds, AIM has voluntarily      Fund and AIM. In determining whether to
agreed to waive a portion of the             continue the Advisory Agreement for the
advisory fees it receives from the Fund      Fund, the Board also considered the
attributable to such investment. The         prior relationship between AIM and the
Board further determined that the            Fund, as well as the Board's knowledge
proposed securities lending program and      of AIM's operations, and concluded that
related procedures with respect to the       it was beneficial to maintain the
lending Fund is in the best interests of     current relationship, in part, because
the lending Fund and its respective          of such knowledge. The Board also
shareholders. The Board therefore            reviewed the general nature of the
concluded that the investment of cash        non-investment advisory services
collateral received in connection with       currently performed by AIM and its
the securities lending program in the        affiliates, such as administrative,
money market funds according to the          transfer agency and distribution
procedures is in the best interests of       services, and the fees received by AIM
the lending Fund and its respective          and its affiliates for performing such
shareholders.                                services. In addition to reviewing such
                                             services, the trustees also considered
o Independent written evaluation and         the organizational structure employed by
recommendations of the Fund's Senior         AIM and its affiliates to provide those
Officer. The Board noted that, upon          services. Based on the review of these
their direction, the Senior Officer of       and other factors, the Board concluded
the Fund, who is independent of AIM and      that AIM and its affiliates were
AIM's affiliates, had prepared an            qualified to continue to provide
independent written evaluation in order      non-investment advisory services to the
to assist the Board in determining the       Fund, including administrative, transfer
reasonableness of the proposed               agency and distribution services, and
management fees of the AIM                   that AIM and its affiliates currently
                                             are providing satisfactory
                                             non-investment advisory services.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/06

AIM MID CAP CORE EQUITY FUND

INSTITUTIONAL CLASS SHARES                   ========================================          PLEASE NOTE THAT PAST PERFORMANCE
                                             AVERAGE ANNUAL TOTAL RETURNS                 IS NOT INDICATIVE OF FUTURE RESULTS.
The following information has been           For periods ended 6/30/06                    MORE RECENT RETURNS MAY BE MORE OR LESS
prepared to provide Institutional Class                                                   THAN THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     Inception (3/15/02)             7.60%        REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings.                    1 Year                        7.84         INVESTMENT RETURN AND PRINCIPAL VALUE
Institutional Class shares are offered         6 Months*                     1.84         WILL FLUCTUATE SO YOUR SHARES, WHEN
exclusively to institutional investors,                                                   REDEEMED, MAY BE WORTH MORE OR LESS THAN
including defined contribution plans         *Cumulative total return that has not        THEIR ORIGINAL COST. SEE FULL REPORT FOR
that meet certain criteria.                  been annualized                              INFORMATION ON COMPARATIVE BENCHMARKS.
                                             ========================================     PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                                                                          MORE INFORMATION. FOR THE MOST CURRENT
                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES     MONTH-END PERFORMANCE, PLEASE CALL
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET     800-451-4246 OR VISIT
                                             ASSET VALUE (NAV). PERFORMANCE OF            AIMINVESTMENTS.COM.
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES
                                             PRIMARILY DUE TO DIFFERING SALES CHARGES
                                             AND CLASS EXPENSES.
















=======================================
NASDAQ SYMBOL                  GTAVX
=======================================

                                                                                       Over for information on your Fund's expenses.

=====================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=====================================================================================

                      FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


AIMinvestments.com    MCCE-INS-2    A I M Distributors, Inc.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      divide your account value by $1,000 (for          THE HYPOTHETICAL ACCOUNT VALUES AND
                                             example, an $8,600 account value divided     EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder of the Fund, you incur      by $1,000 = 8.6), then multiply the          ACTUAL ENDING ACCOUNT BALANCE OR
ongoing costs, including management fees     result by the number in the table under      EXPENSES YOU PAID FOR THE PERIOD. YOU
and other Fund expenses. This example is     the heading entitled "Actual Expenses        MAY USE THIS INFORMATION TO COMPARE THE
intended to help you understand your         Paid During Period" to estimate the          ONGOING COSTS OF INVESTING IN THE FUND
ongoing costs (in dollars) of investing      expenses you paid on your account during     AND OTHER FUNDS. TO DO SO, COMPARE THIS
in the Fund and to compare these costs       this period.                                 5% HYPOTHETICAL EXAMPLE WITH THE 5%
with ongoing costs of investing in other                                                  HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
mutual funds. The example is based on an     HYPOTHETICAL EXAMPLE FOR                     SHAREHOLDER REPORTS OF THE OTHER FUNDS.
investment of $1,000 invested at the         COMPARISON PURPOSES
beginning of the period and held for the                                                       Please note that the expenses shown
entire period January 1, 2006, through       The table below also provides                in the table are meant to highlight your
June 30, 2006.                               information about hypothetical account       ongoing costs only. Therefore, the
                                             values and hypothetical expenses based       hypothetical information is useful in
ACTUAL EXPENSES                              on the Fund's actual expense ratio and       comparing ongoing costs only, and will
                                             an assumed rate of return of 5% per year     not help you determine the relative
The table below provides information         before expenses, which is not the Fund's     total costs of owning different funds.
about actual account values and actual       actual return. The Fund's actual
expenses. You may use the information in     cumulative total return after expenses
this table, together with the amount you     for the six months ended June 30, 2006,
invested, to estimate the expenses that      appears in the table on the front of
you paid over the period. Simply             this supplement.

====================================================================================================================================

                                                     ACTUAL                          HYPOTHETICAL
                                                                           (5% ANNUAL RETURN BEFORE EXPENSES)

                        BEGINNING          ENDING             EXPENSES        ENDING             EXPENSES         ANNUALIZED
   SHARE              ACCOUNT VALUE     ACCOUNT VALUE        PAID DURING   ACCOUNT VALUE        PAID DURING        EXPENSE
   CLASS                (1/1/06)         (6/30/06)(1)         PERIOD(2)      (6/30/06)           PERIOD(2)          RATIO
Institutional          $1,000.00          $1,018.40            $4.00         $1,020.83            $4.01             0.80%


(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June
     30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended June 30, 2006, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
====================================================================================================================================


AIMinvestments.com    MCCE-INS-2    A I M Distributors, Inc.

AIM MID CAP CORE EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)


                                                 SHARES          VALUE
---------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-74.73%

ADVERTISING-1.19%

Omnicom Group Inc.                                 383,000   $   34,121,470
===========================================================================

AEROSPACE & DEFENSE-1.36%

Goodrich Corp.                                     963,888       38,835,048
===========================================================================

APPAREL RETAIL-1.06%

Gap, Inc. (The)                                  1,747,999       30,415,183
===========================================================================

APPLICATION SOFTWARE-2.27%

Cadence Design Systems, Inc.(a)(b)               2,265,356       38,850,855
---------------------------------------------------------------------------
Fair Isaac Corp.(a)                                716,002       25,998,033
===========================================================================
                                                                 64,848,888
===========================================================================

BIOTECHNOLOGY-0.62%

ImClone Systems Inc.(a)(b)                         457,000       17,658,480
===========================================================================

BROADCASTING & CABLE TV-1.39%

Scripps Co. (E.W.) (The)-Class A                   924,293       39,874,000
===========================================================================

BUILDING PRODUCTS-1.41%

Masco Corp.(a)                                   1,357,346       40,231,735
===========================================================================

COAL & CONSUMABLE FUELS-0.79%

Massey Energy Co.(a)                               631,517       22,734,612
===========================================================================

COMMUNICATIONS EQUIPMENT-1.13%

ADTRAN, Inc.                                       814,676       18,273,183
---------------------------------------------------------------------------
Juniper Networks, Inc.(b)                          888,249       14,203,101
===========================================================================
                                                                 32,476,284
===========================================================================

COMPUTER & ELECTRONICS RETAIL-0.90%

RadioShack Corp.                                 1,848,707       25,881,898
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.28%

Sabre Holdings Corp.-Class A                     1,669,031       36,718,682
===========================================================================

DISTRIBUTORS-1.12%

Genuine Parts Co.                                  771,910       32,157,771
===========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.32%

Mettler-Toledo International Inc.(b)               622,453       37,701,978
===========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-1.37%

Republic Services, Inc.                            971,736       39,199,830
===========================================================================

FOOD RETAIL-1.24%

Kroger Co. (The)                                 1,620,115       35,415,714
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------


GAS UTILITIES-1.66%

UGI Corp.                                        1,924,423   $   47,379,294
===========================================================================

GENERAL MERCHANDISE STORES-1.27%

99 Cents Only Stores(b)                          1,683,354       17,607,883
---------------------------------------------------------------------------
Dollar General Corp.                             1,346,000       18,817,080
===========================================================================
                                                                 36,424,963
===========================================================================

HEALTH CARE EQUIPMENT-2.12%

Biomet, Inc.(a)                                    919,211       28,762,112
---------------------------------------------------------------------------
Kinetic Concepts, Inc.(b)                          719,600       31,770,340
===========================================================================
                                                                 60,532,452
===========================================================================

HEALTH CARE FACILITIES-1.06%

Health Management Associates, Inc.-Class A       1,539,985       30,353,104
===========================================================================

HOME IMPROVEMENT RETAIL-1.02%

Sherwin-Williams Co. (The)                         613,471       29,127,603
===========================================================================

HOMEFURNISHING RETAIL-1.07%

Bed Bath & Beyond Inc.(b)                          927,000       30,748,590
===========================================================================

INDUSTRIAL MACHINERY-4.90%

Briggs & Stratton Corp.                            954,207       29,685,380
---------------------------------------------------------------------------
Dover Corp.                                        880,300       43,513,229
---------------------------------------------------------------------------
Pall Corp.(a)                                    1,702,225       47,662,300
---------------------------------------------------------------------------
Parker Hannifin Corp.                              249,754       19,380,910
===========================================================================
                                                                140,241,819
===========================================================================

INSURANCE BROKERS-1.38%

Marsh & McLennan Cos., Inc.                      1,469,801       39,522,949
===========================================================================

LIFE SCIENCES TOOLS & SERVICES-4.39%

PerkinElmer, Inc.                                2,371,574       49,565,897
---------------------------------------------------------------------------
Techne Corp.(a)(b)                                 570,382       29,043,851
---------------------------------------------------------------------------
Waters Corp.(b)                                  1,059,755       47,053,122
===========================================================================
                                                                125,662,870
===========================================================================

METAL & GLASS CONTAINERS-1.33%

Pactiv Corp.(b)                                  1,532,853       37,938,112
===========================================================================

MULTI-LINE INSURANCE-1.23%

Genworth Financial Inc.-Class A(a)               1,013,088       35,295,986
===========================================================================

MULTI-UTILITIES-1.35%

Wisconsin Energy Corp.                             960,684       38,715,565
===========================================================================

OFFICE ELECTRONICS-2.35%

Xerox Corp.(a)(b)                                4,826,173       67,132,066
===========================================================================

AIM MID CAP CORE EQUITY FUND


                                                 SHARES          VALUE
---------------------------------------------------------------------------

OFFICE SERVICES & SUPPLIES-1.07%

Pitney Bowes Inc.                                  743,206   $   30,694,408
===========================================================================

OIL & GAS DRILLING-0.84%

Noble Corp.                                        323,742       24,092,880
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-2.33%

FMC Technologies, Inc.(a)(b)                       477,647       32,222,067
---------------------------------------------------------------------------
Smith International, Inc.(a)                       771,788       34,321,412
===========================================================================
                                                                 66,543,479
===========================================================================

PAPER PRODUCTS-1.04%

MeadWestvaco Corp.                               1,064,900       29,742,657
===========================================================================

PERSONAL PRODUCTS-4.34%

Avon Products, Inc.(a)                           1,804,828       55,949,668
---------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A(a)          1,769,059       68,409,512
===========================================================================
                                                                124,359,180
===========================================================================

PHARMACEUTICALS-2.56%

Forest Laboratories, Inc.(b)                     1,187,080       45,928,125
---------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(b)                  1,171,004       27,260,973
===========================================================================
                                                                 73,189,098
===========================================================================

PROPERTY & CASUALTY INSURANCE-2.55%

Axis Capital Holdings Ltd.                       1,089,214       31,162,413
---------------------------------------------------------------------------
XL Capital Ltd.-Class A(a)                         683,977       41,927,790
===========================================================================
                                                                 73,090,203
===========================================================================

PUBLISHING-0.46%

McClatchy Co. (The)-Class A(a)                     327,919       13,156,110
===========================================================================

REGIONAL BANKS-1.55%

Marshall & Ilsley Corp.(a)                         641,011       29,319,843
---------------------------------------------------------------------------
SVB Financial Group(b)                             332,232       15,103,267
===========================================================================
                                                                 44,423,110
===========================================================================

SEMICONDUCTORS-3.55%

Analog Devices, Inc.(a)                            883,594       28,398,711
---------------------------------------------------------------------------
Linear Technology Corp.(a)                         882,337       29,549,466
---------------------------------------------------------------------------
Microchip Technology Inc.                          523,910       17,577,181
---------------------------------------------------------------------------
Xilinx, Inc.(a)                                  1,157,720       26,222,358
===========================================================================
                                                                101,747,716
===========================================================================

SPECIALIZED CONSUMER SERVICES-4.23%

H&R Block, Inc.(a)                               1,898,265       45,292,603
---------------------------------------------------------------------------
Service Corp. International                      6,315,350       51,406,949
---------------------------------------------------------------------------
ServiceMaster Co. (The)                          2,362,105       24,400,545
===========================================================================
                                                                121,100,097
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------


SPECIALTY CHEMICALS-6.09%

International Flavors & Fragrances Inc.          1,520,572   $   53,584,957
---------------------------------------------------------------------------
Rohm and Haas Co.                                  902,377       45,227,135
---------------------------------------------------------------------------
Sigma-Aldrich Corp.(a)                           1,041,417       75,648,531
===========================================================================
                                                                174,460,623
===========================================================================

SYSTEMS SOFTWARE-0.54%

McAfee Inc.(b)                                     637,309       15,467,489
===========================================================================
    Total Domestic Common Stocks (Cost
      $1,977,948,080)                                         2,139,413,996
===========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-11.41%

ARGENTINA-1.02%

Tenaris S.A.-ADR (Oil & Gas Equipment &
  Services)                                        723,573       29,297,471
===========================================================================

BELGIUM-1.09%

Groupe Bruxelles Lambert S.A.
  (Multi-Sector Holdings)(c)                       297,102       31,126,863
===========================================================================

FRANCE-0.88%

Business Objects S.A.-ADR (Application
  Software)(a)(b)                                  926,069       25,189,077
===========================================================================

JAPAN-1.49%

Japan Petroleum Exploration Co., Ltd.
  (Oil & Gas Exploration & Production)(c)          289,000       18,351,615
---------------------------------------------------------------------------
Nintendo Co., Ltd. (Home Entertainment
  Software)(c)                                     144,465       24,324,231
===========================================================================
                                                                 42,675,846
===========================================================================

NETHERLANDS-1.57%

Heineken N.V. (Brewers)(c)                       1,060,055       44,918,384
===========================================================================

SOUTH KOREA-1.25%

SK Telecom Co., Ltd.-ADR (Wireless
  Telecommunication Services)(a)                 1,525,000       35,715,500
===========================================================================

UNITED KINGDOM-4.11%

Cadbury Schweppes PLC (Packaged
  Foods & Meats)(c)                              7,212,890       69,447,886
---------------------------------------------------------------------------
Rentokil Initial PLC (Environmental &
  Facilities Services)(c)                       16,766,212       48,367,770
===========================================================================
                                                                117,815,656
===========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $299,684,063)                             326,738,797
===========================================================================

PREFERRED STOCKS-1.42%

GERMANY-1.42%

Henkel KGaA-Pfd. (Household Products)(c)           355,637       40,608,271
===========================================================================
    Total Preferred Stocks (Cost $42,098,030)                    40,608,271
===========================================================================

AIM MID CAP CORE EQUITY FUND


                                                 SHARES          VALUE
---------------------------------------------------------------------------

MONEY MARKET FUNDS-12.88%

Liquid Assets Portfolio-Institutional
  Class(d)                                     184,269,042   $  184,269,042
---------------------------------------------------------------------------
Premier Portfolio-Institutional Class          184,269,042      184,269,042
===========================================================================
    Total Money Market Funds (Cost
      $368,538,084)                                             368,538,084
===========================================================================
Total Investments (excluding investments
  purchased with cash collateral from
  securities loaned)-100.44% (Cost
  $2,688,268,257)                                             2,875,299,148
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------


INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-13.93%

Liquid Assets Portfolio-Institutional
  Class(d)(e)                                  199,426,124   $  199,426,124
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(d)(e)                                  199,426,124      199,426,124
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $398,852,248)                                       398,852,248
===========================================================================
TOTAL INVESTMENTS-114.37% (Cost
  $3,087,120,505)                                             3,274,151,396
===========================================================================
OTHER ASSETS LESS LIABILITIES-(14.37)%                         (411,413,660)
===========================================================================
NET ASSETS-100.00%                                           $2,862,737,736
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt
Pfd. - Preferred

Notes to Schedule of Investments:

(a) All or a portion of this security was out on loan at June 30, 2006.
(b) Non-income producing security.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2006 was $277,145,020, which represented 9.68% of the Fund's Net Assets. See Note 1A.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MID CAP CORE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $2,319,730,173)*  $2,506,761,064
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $767,390,332)                            767,390,332
============================================================
    Total investments (cost $3,087,120,505)    3,274,151,396
============================================================
Foreign currencies, at value (cost $100,958)         101,549
------------------------------------------------------------
Cash                                               2,213,805
------------------------------------------------------------
Receivables for:
  Fund shares sold                                 1,816,499
------------------------------------------------------------
  Dividends                                        4,099,059
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                   76,583
------------------------------------------------------------
Other assets                                          56,512
============================================================
    Total assets                               3,282,515,403
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            5,603,949
------------------------------------------------------------
  Fund shares reacquired                          11,572,896
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 223,577
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       398,852,248
------------------------------------------------------------
Accrued distribution fees                          1,027,945
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                               637
------------------------------------------------------------
Accrued transfer agent fees                        2,193,604
------------------------------------------------------------
Accrued operating expenses                           302,811
============================================================
    Total liabilities                            419,777,667
============================================================
Net assets applicable to shares outstanding   $2,862,737,736
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,184,885,642
------------------------------------------------------------
Undistributed net investment income                8,421,866
------------------------------------------------------------
Undistributed net realized gain from
  investment
  securities and foreign currencies              482,392,736
------------------------------------------------------------
Unrealized appreciation of investment
  securities and
  foreign currencies                             187,037,492
============================================================
                                              $2,862,737,736
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $1,935,692,267
____________________________________________________________
============================================================
Class B                                       $  529,736,396
____________________________________________________________
============================================================
Class C                                       $  243,881,052
____________________________________________________________
============================================================
Class R                                       $   81,996,118
____________________________________________________________
============================================================
Institutional Class                           $   71,431,903
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           66,689,902
____________________________________________________________
============================================================
Class B                                           20,738,220
____________________________________________________________
============================================================
Class C                                            9,559,878
____________________________________________________________
============================================================
Class R                                            2,847,381
____________________________________________________________
============================================================
Institutional Class                                2,396,958
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        29.03
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $29.03divided by
      94.50%)                                 $        30.72
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        25.54
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        25.51
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        28.80
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        29.80
____________________________________________________________
============================================================

* At June 30, 2006, securities with an aggregate value of $390,940,641 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MID CAP CORE EQUITY FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $233,720)        $  19,842,809
---------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $129,000, after compensation
  to counterparties of $10,721,531)                              10,407,291
---------------------------------------------------------------------------
Interest                                                             88,501
===========================================================================
    Total investment income                                      30,338,601
===========================================================================

EXPENSES:

Advisory fees                                                    10,537,176
---------------------------------------------------------------------------
Administrative services fees                                        289,903
---------------------------------------------------------------------------
Custodian fees                                                      214,267
---------------------------------------------------------------------------
Distribution fees:
  Class A                                                         2,628,574
---------------------------------------------------------------------------
  Class B                                                         2,910,890
---------------------------------------------------------------------------
  Class C                                                         1,352,418
---------------------------------------------------------------------------
  Class R                                                           213,454
---------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                              4,613,009
---------------------------------------------------------------------------
Transfer agent fees -- Institutional                                 27,968
---------------------------------------------------------------------------
Trustees' and officer's fees and benefits                            52,175
---------------------------------------------------------------------------
Other                                                               450,980
===========================================================================
    Total expenses                                               23,290,814
===========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                     (125,000)
===========================================================================
    Net expenses                                                 23,165,814
===========================================================================
Net investment income                                             7,172,787
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities (includes net gains from securities
    sold to affiliates of $8,349,181)                           354,189,452
===========================================================================
  Foreign currencies                                                108,083
===========================================================================
                                                                354,297,535
===========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (306,271,230)
---------------------------------------------------------------------------
  Foreign currencies                                                  7,061
---------------------------------------------------------------------------
  Option contracts written                                        2,769,836
===========================================================================
                                                               (303,494,333)
===========================================================================
Net gain from investment securities, foreign currencies and
  option contracts                                               50,803,202
===========================================================================
Net increase in net assets resulting from operations          $  57,975,989
___________________________________________________________________________
===========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MID CAP CORE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 and the year ended December 31, 2005 (Unaudited)

                                                                 JUNE 30,        DECEMBER 31,
                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    7,172,787    $    1,152,125
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                   354,297,535       319,085,800
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                   (303,494,333)      (75,378,830)
==============================================================================================
    Net increase in net assets resulting from operations          57,975,989       244,859,095
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                 --      (166,120,694)
----------------------------------------------------------------------------------------------
  Class B                                                                 --       (49,851,119)
----------------------------------------------------------------------------------------------
  Class C                                                                 --       (23,396,798)
----------------------------------------------------------------------------------------------
  Class R                                                                 --        (6,186,831)
----------------------------------------------------------------------------------------------
  Institutional Class                                                     --        (6,197,568)
==============================================================================================
  Decrease in net assets resulting from distributions                     --      (251,753,010)
==============================================================================================
Share transactions-net:
  Class A                                                       (291,917,485)     (374,704,894)
----------------------------------------------------------------------------------------------
  Class B                                                        (88,779,619)      (83,576,409)
----------------------------------------------------------------------------------------------
  Class C                                                        (46,672,317)      (34,446,747)
----------------------------------------------------------------------------------------------
  Class R                                                         (5,019,705)       25,029,202
----------------------------------------------------------------------------------------------
  Institutional Class                                            (18,478,456)       38,065,371
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (450,867,582)     (429,633,477)
==============================================================================================
    Net increase (decrease) in net assets                       (392,891,593)     (436,527,392)
==============================================================================================

NET ASSETS:

  Beginning of period                                          3,255,629,329     3,692,156,721
==============================================================================================
  End of period (including undistributed net investment
    income of $8,421,866 and $1,249,079, respectively)        $2,862,737,736    $3,255,629,329
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MID CAP CORE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Core Equity Fund (the "Fund") is a series portfolio of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of

AIM MID CAP CORE EQUITY FUND

     brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

I. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds

AIM MID CAP CORE EQUITY FUND

     of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

J. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

K. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $500 million                                            0.725%
--------------------------------------------------------------------
Next $500 million                                             0.70%
--------------------------------------------------------------------
Next $500 million                                             0.675%
--------------------------------------------------------------------
Over $1.5 billion                                             0.65%
 ___________________________________________________________________
====================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2006, AIM waived fees of $44,258.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $2,058.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended June 30, 2006, AIM was paid $289,903.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2006, the Fund paid AIS $4,613,009 for Class A, Class B, Class C and Class R share classes and $27,968 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2006, the Class A, Class B, Class C and Class R shares paid $2,628,574, $2,910,890, $1,352,418 and $213,454, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2006, ADI advised the Fund that it

AIM MID CAP CORE EQUITY FUND

retained $61,489 in front-end sales commissions from the sale of Class A shares and $6,490, $112,376, $7,004 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND       REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      06/30/06         INCOME       GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $154,922,000     $  409,419,735     $(380,072,693)        $   --        $184,269,042     $ 5,127,168      $   --
------------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class                    --        194,369,000       (10,099,958)            --         184,269,042          78,011          --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           154,922,000        409,419,735      (564,341,735)            --                  --       5,073,112          --
====================================================================================================================================
  Subtotal       $309,844,000     $1,013,208,470     $(954,514,386)        $   --        $368,538,084     $10,278,291      $   --
====================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND       REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      06/30/06         INCOME*      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $254,429,333     $  204,822,590    $  (259,825,799)       $   --        $199,426,124     $    64,362      $   --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           254,429,334        204,822,589       (259,825,799)           --         199,426,124          64,638          --
====================================================================================================================================
  Subtotal       $508,858,667     $  409,645,179    $  (519,651,598)       $   --        $398,852,248     $   129,000      $   --
====================================================================================================================================
  Total          $818,702,667     $1,422,853,649    $(1,474,165,984)       $   --        $767,390,332     $10,407,291      $   --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2006, the Fund engaged in securities sales of $58,105,864, which resulted in net realized gains of $8,349,181 and securities purchases of $12,238,998.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $78,684.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan

AIM MID CAP CORE EQUITY FUND

that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2006, the Fund paid legal fees of 7,357 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceed 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At June 30, 2006, securities with an aggregate value of $390,940,641 were on loan to brokers. The loans were secured by cash collateral of $398,852,248 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2006, the Fund received dividends on cash collateral investments of $129,000 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--OPTION CONTRACTS WRITTEN

                            TRANSACTIONS DURING THE PERIOD
--------------------------------------------------------------------------------------
                                                               CALL OPTION CONTRACTS
                                                              ------------------------
                                                              NUMBER OF     PREMIUMS
                                                              CONTRACTS     RECEIVED
--------------------------------------------------------------------------------------
Beginning of period                                             40,810     $ 2,897,666
--------------------------------------------------------------------------------------
Exercised                                                      (40,810)     (2,897,666)
======================================================================================
End of period                                                       --     $        --
______________________________________________________________________________________
======================================================================================

NOTE 10--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2005.

AIM MID CAP CORE EQUITY FUND

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2006 was $982,874,622 and $1,567,326,624, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $269,974,121
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (83,862,282)
==============================================================================
Net unrealized appreciation of investment securities             $186,111,839
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $3,088,039,557.


NOTE 12--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class, Class R and Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about month-end which is at least eight years after the date of purchase.

  As of February 27, 2004, the Fund's shares are offered on limited basis.

                                               CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                    YEAR ENDED
                                                                     JUNE 30, 2006                  DECEMBER 31, 2005
                                                              ----------------------------    ------------------------------
                                                                SHARES          AMOUNT          SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       4,661,988    $ 138,171,279     20,835,602    $   603,096,090
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                         306,085        8,000,433        843,504         21,918,134
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                         308,955        8,067,965        842,580         21,898,197
----------------------------------------------------------------------------------------------------------------------------
  Class R                                                         418,121       12,295,952      1,296,685         37,631,695
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             565,566       17,245,531      1,548,272         47,299,551
============================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                              --               --      5,605,543        161,383,602
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --               --      1,852,435         47,125,943
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --               --        869,534         22,094,858
----------------------------------------------------------------------------------------------------------------------------
  Class R                                                              --               --        216,356          6,187,776
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                  --               --        210,158          6,197,568
============================================================================================================================
Automatic conversion of Class B shares of Class A shares:
  Class A                                                         513,557       15,227,470        973,836         28,275,480
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (582,585)     (15,227,470)    (1,088,804)       (28,275,480)
============================================================================================================================
Reacquired:
  Class A                                                     (15,040,080)    (445,319,234)   (39,953,007)    (1,167,460,066)
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (3,123,256)     (81,552,582)    (4,763,534)      (124,345,006)
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,098,990)     (54,740,282)    (3,001,990)       (78,439,802)
----------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (588,465)     (17,315,657)      (643,291)       (18,790,269)
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (1,178,775)     (35,723,987)      (517,396)       (15,431,748)
============================================================================================================================
                                                              (15,837,879)   $(450,870,582)   (14,873,517)   $  (429,633,477)
____________________________________________________________________________________________________________________________
============================================================================================================================

NOTE 13--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, of the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

AIM MID CAP CORE EQUITY FUND


NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                              CLASS A
                                   ----------------------------------------------------------------------------------------------
                                   SIX MONTHS
                                     ENDED                                     YEAR ENDED DECEMBER 31,
                                    JUNE 30,        -----------------------------------------------------------------------------
                                      2006             2005             2004             2003             2002            2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                           $   28.57        $    28.64       $    26.92       $    21.17       $    23.85       $  24.04
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)          0.11              0.06(a)         (0.01)(a)        (0.08)(a)        (0.09)(a)      (0.05)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized and
    unrealized)                         0.35              2.08             3.71             5.83            (2.56)          0.18
=================================================================================================================================
    Total from investment
      operations                        0.46              2.14             3.70             5.75            (2.65)          0.13
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                                --                --               --               --               --          (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                 --             (2.21)           (1.98)              --            (0.03)         (0.30)
=================================================================================================================================
    Total distributions                   --             (2.21)           (1.98)              --            (0.03)         (0.32)
=================================================================================================================================
Net asset value, end of period     $   29.03        $    28.57       $    28.64       $    26.92       $    21.17       $  23.85
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                         1.61%             7.43%           13.82%           27.10%          (11.13)%         0.56%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                         $1,935,692       $2,186,823       $2,552,041       $2,025,407       $1,072,673       $490,118
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                1.29%(c)          1.27%(d)         1.30%(d)         1.41%            1.43%          1.39%
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets          0.66%(c)          0.23%           (0.02)%          (0.33)%          (0.40)%        (0.22)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                36%               61%              56%              38%              38%            68%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $2,120,285,924.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.32% and 1.40% for the years ended December 31, 2005 and 2004, respectively.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM MID CAP CORE EQUITY FUND

                                                                                  CLASS B
                                           --------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                                 YEAR ENDED DECEMBER 31,
                                            JUNE 30,        ---------------------------------------------------------------------
                                              2006            2005           2004           2003           2002           2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  25.23        $  25.73       $  24.54       $  19.43       $  22.03       $  22.36
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 (0.01)          (0.14)(a)      (0.19)(a)      (0.21)(a)      (0.22)(a)      (0.19)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    0.32            1.85           3.36           5.32          (2.35)          0.16
=================================================================================================================================
    Total from investment operations            0.31            1.71           3.17           5.11          (2.57)         (0.03)
=================================================================================================================================
Less distributions from net realized
  gains                                           --           (2.21)         (1.98)            --          (0.03)         (0.30)
=================================================================================================================================
Net asset value, end of period              $  25.54        $  25.23       $  25.73       $  24.54       $  19.43       $  22.03
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                 1.23%           6.59%         13.00%         26.30%        (11.69)%        (0.10)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $529,736        $609,073       $702,361       $702,267       $500,166       $333,783
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets         2.04%(c)        2.02%          2.04%(d)       2.06%          2.08%          2.05%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                           (0.09)%(c)      (0.52)%        (0.76)%        (0.98)%        (1.05)%        (0.87)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                        36%             61%            56%            38%            38%            68%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year
(c) Ratios are annualized and based on average daily net assets of $587,002,724.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.05% for the year ended December 31, 2004.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                  CLASS C
                                           --------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                                 YEAR ENDED DECEMBER 31,
                                            JUNE 30,        ---------------------------------------------------------------------
                                              2006            2005           2004           2003           2002           2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  25.20        $  25.70       $  24.51       $  19.41       $  22.00        $ 22.33
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 (0.01)          (0.14)(a)      (0.19)(a)      (0.21)(a)      (0.22)(a)      (0.19)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    0.32            1.85           3.36           5.31          (2.34)          0.16
=================================================================================================================================
    Total from investment operations            0.31            1.71           3.17           5.10          (2.56)         (0.03)
=================================================================================================================================
Less distributions from net realized
  gains                                           --           (2.21)         (1.98)            --          (0.03)         (0.30)
=================================================================================================================================
Net asset value, end of period              $  25.51        $  25.20       $  25.70       $  24.51       $  19.41        $ 22.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                 1.23%           6.60%         13.01%         26.28%        (11.66)%        (0.10)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $243,881        $286,025       $324,873       $303,296       $161,487        $68,085
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets         2.04%(c)        2.02%          2.04%(d)       2.06%          2.08%          2.05%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                           (0.09)%(c)      (0.52)%        (0.76)%        (0.98)%        (1.05)%        (0.87)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                        36%             61%            56%            38%            38%            68%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $272,725,243.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.05% for the year ended December 31, 2004.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM MID CAP CORE EQUITY FUND

                                                                                         CLASS R
                                                         ------------------------------------------------------------------------
                                                                                                                    JUNE 3, 2002
                                                         SIX MONTHS                                                  (DATE SALES
                                                           ENDED                YEAR ENDED DECEMBER 31,             COMMENCED) TO
                                                          JUNE 30,        -----------------------------------       DECEMBER 31,
                                                            2006           2005          2004          2003             2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  28.38        $ 28.54       $ 26.89       $ 21.18         $  24.54
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                0.06          (0.01)(a)     (0.07)(a)     (0.12)(a)        (0.07)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               0.36           2.06          3.70          5.83            (3.26)
=================================================================================================================================
    Total from investment operations                          0.42           2.05          3.63          5.71            (3.33)
=================================================================================================================================
Less distributions from net realized gains                      --          (2.21)        (1.98)           --            (0.03)
=================================================================================================================================
Net asset value, end of period                            $  28.80        $ 28.38       $ 28.54       $ 26.89         $  21.18
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                               1.48%          7.14%        13.57%        26.96%          (13.59)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $ 81,996        $85,631       $61,303       $27,281         $  2,786
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                       1.54%(c)       1.52%         1.54%(d)      1.56%            1.58%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                      0.41%(c)      (0.02)%       (0.26)%       (0.48)%          (0.55)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                      36%            61%           56%           38%              38%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $86,089,120.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.55% for the year ended December 31, 2004.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                   INSTITUTIONAL CLASS
                                                         ------------------------------------------------------------------------
                                                                                                                      MARCH 15,
                                                                                                                        2002
                                                         SIX MONTHS                                                  (DATE SALES
                                                           ENDED                YEAR ENDED DECEMBER 31,             COMMENCED) TO
                                                          JUNE 30,        -----------------------------------       DECEMBER 31,
                                                            2006           2005          2004          2003             2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  29.26        $ 29.15       $ 27.23       $ 21.27           $  25.03
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.21           0.20(a)       0.14(a)       0.08(a)            0.04(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               0.33           2.12          3.76          5.88              (3.77)
=================================================================================================================================
    Total from investment operations                          0.54           2.32          3.90          5.96              (3.73)
=================================================================================================================================
Less distributions from net realized gains                      --          (2.21)        (1.98)           --              (0.03)
=================================================================================================================================
Net asset value, end of period                            $  29.80        $ 29.26       $ 29.15       $ 27.23           $  21.27
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                               1.84%          7.92%        14.40%        28.02%            (14.92)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $ 71,432        $88,077       $51,579       $26,056           $  4,817
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                       0.80%(c)       0.82%         0.80%(d)      0.76%              0.82%(e)
=================================================================================================================================
Ratio of net investment income to average net assets          1.15%(c)       0.68%         0.48%         0.32%              0.21%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                      36%            61%           56%           38%                38%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $87,589,589.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.81% for the year ended December 31, 2004.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM MID CAP CORE EQUITY FUND

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM MID CAP CORE EQUITY FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

         DOMESTIC EQUITY                              SECTOR EQUITY                              AIM ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund          AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                             AIM Growth Allocation Fund
AIM Capital Development Fund                 AIM Financial Services Fund                 AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund                 AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund                 AIM Moderately Conservative Allocation Fund
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund
AIM Dynamics Fund                            AIM Leisure Fund                                     DIVERSIFIED PORTFOLIOS
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)                     AIM Income Allocation Fund
AIM Mid Cap Basic Value Fund                 AIM Technology Fund                         AIM International Allocation Fund
AIM Mid Cap Core Equity Fund(1)              AIM Utilities Fund
AIM Opportunities I Fund
AIM Opportunities II Fund                             FIXED INCOME
AIM Opportunities III Fund
AIM S&P 500 Index Fund                       TAXABLE
AIM Select Equity Fund
AIM Small Cap Equity Fund                    AIM Enhanced Short Bond Fund
AIM Small Cap Growth Fund                    AIM Floating Rate Fund
AIM Structured Core Fund                     AIM High Yield Fund
AIM Structured Growth Fund                   AIM Income Fund
AIM Structured Value Fund                    AIM Intermediate Government Fund
AIM Summit Fund                              AIM International Bond Fund
AIM Trimark Endeavor Fund                    AIM Limited Maturity Treasury Fund
AIM Trimark Small Companies Fund             AIM Money Market Fund
                                             AIM Short Term Bond Fund
                                             AIM Total Return Bond Fund
       INTERNATIONAL/GLOBAL EQUITY           Premier Portfolio
                                             Premier U.S. Government Money Portfolio
AIM Asia Pacific Growth Fund
AIM China Fund                               TAX-FREE
AIM Developing Markets Fund
AIM European Growth Fund                     AIM High Income Municipal Fund(1)
AIM European Small Company Fund(1)           AIM Municipal Bond Fund
AIM Global Aggressive Growth Fund            AIM Tax-Exempt Cash Fund
AIM Global Equity Fund                       AIM Tax-Free Intermediate Fund
AIM Global Growth Fund                       Premier Tax-Exempt Portfolio
AIM Global Value Fund
AIM Japan Fund                               ================================================================================
AIM International Core Equity Fund           CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
AIM International Growth Fund                FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
AIM International Small Company Fund(1)      FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
AIM Trimark Fund                             ================================================================================

*Domestic equity and income fund

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

   If used after October 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $414 billion in assets under management. Data as of June 30, 2006.



AIMinvestments.com             MCCE-SAR-1               A I M Distributors, Inc.



                             YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
-----------------------------------------------------------------------------
Mutual   Retirement  Annuities   College   Separately   Offshore   Cash             [AIM INVESTMENTS LOGO APPEARS HERE]
Funds    Products                Savings   Managed      Products   Management              --Registered Trademark--
                                 Plans     Accounts
-----------------------------------------------------------------------------

                                                    AIM MODERATE ALLOCATION FUND
                               Semiannual Report to Shareholders o June 30, 2006



                                  [COVER IMAGE]



[YOUR GOALS. OUR SOLUTIONS.]               [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIM MODERATE ALLOCATION FUND SEEKS TOTAL RETURN CONSISTENT WITH A MODERATE LEVEL OF RISK RELATIVE TO THE BROAD STOCK MARKET.

o Unless otherwise stated, information presented in this report is as of June 30, 2006, and is based on total net assets.


ABOUT SHARE CLASSES                          selected to represent. The underlying        o Investing in emerging markets involves
                                             funds may change their investment            greater risk than investing in more
o Class B shares are not available as an     objectives or policies without the           established markets. Risks for emerging
investment for retirement plans              approval of the Fund. If that were to        markets include, for instance, risks
maintained pursuant to Section 401 of        occur, the Fund might be forced to           relating to the relatively smaller size
the Internal Revenue Code, including         withdraw its investments from the            and lesser liquidity of these markets,
401(k) plans, money purchase pension         underlying funds at a time that is           high inflation rates, adverse political
plans and profit sharing plans, except       unfavorable to the Fund.                     developments and lack of timely
for plans that have existing accounts                                                     information.
invested in Class B shares.
                                             PRINCIPAL RISKS OF INVESTING IN THE          o Prices of equity securities change in
                                             UNDERLYING FUNDS                             response to many factors including the
o Class R shares are available only to                                                    historical and prospective earnings of
certain retirement plans. Please see the     o Investing in a mutual fund that            the issuer, the value of its assets,
prospectus for more information.             invests in international securities          general economic conditions, interest
                                             presents certain risks not associated        rates, investor perceptions and market
                                             with investing solely in the United          liquidity.
PRINCIPAL RISKS OF INVESTING IN THE FUND     States. These include risks relating to
                                             fluctuations in the value of the U.S.        o The underlying funds may invest in
o The Fund is a "fund of funds," which       dollar relative to the values of other       obligations and instrumentalities of the
means that it invests its assets in          currencies, the custody arrangements         U.S. Government that may vary in the
other underlying mutual funds advised by     made for the Fund's foreign holdings,        level of support they receive from the
A I M Advisors, Inc.                         differences in accounting, political         U.S Government. The U.S. Government may
                                             risks and the lesser degree of public        choose not to provide financial support
o Investors will bear not just their         information required to be provided by       to U.S. Government sponsored agencies or
share of the Fund's operational              non-U.S. companies.                          instrumentalities if it is not legally
expenses, but also, indirectly, the                                                       obligated to do so, in which case, if
operating expenses of the underlying         o Investing in a Fund that invests in        the issuer defaulted, the underlying
funds.                                       smaller companies involves greater risk      fund holding securities of such issuer
                                             than investing in more established           might not be able to recover its
o The advisor may change the Fund's          companies, such as business risk,            investment from the U.S Government.
asset class allocations, the underlying      significant stock price fluctuations and
funds or the target weightings in the        illiquidity.                                 o The prices of and the income generated
underlying funds at its discretion.                                                       by securities held by the underlying
                                             o Rising interest rates will affect the      funds may decline in response to certain
o The advisor has the ability to select      performance of the Fund's investments in     events, including those directly
and substitute the underlying funds in       fixed-income mutual funds.                   involving the companies whose securities
which the Fund invests, and may be                                                        are owned by the underlying funds;
subject to potential conflicts of            o Investing in funds that invest in          general economic and market conditions;
interest in selecting underlying funds       higher-yielding, lower-rated debt            regional or global economic instability;
because it may receive higher fees from      securities (commonly known as "junk          and currency and interest rate
certain underlying funds than others.        bonds") has a greater risk of price          fluctuations.
However, as a fiduciary to the Fund, the     fluctuation and loss of principal and
advisor is required to act in the Fund's     income than investing in funds that          o The underlying funds may use enhanced
best interest when selecting the             invest in U.S. government securities         investment techniques such as leveraging
underlying funds.                            such as U.S. Treasury bills, notes and       and derivatives. Leveraging entails
                                             bonds. Treasuries are guaranteed by the      special risks such as magnifying changes
o There is a risk that the advisor's         government for repayment of principal        in the value of the portfolio's
evaluations and assumptions regarding        and interest if held to maturity. Fund       securities. Derivatives are subject to
the Fund's broad asset classes or the        shares are not insured, and their value      counter party risk-the risk that the
underlying funds in which the Fund           and yield will vary with market              other party will not complete the
invests may be incorrect based on actual     conditions. Investors should carefully       transaction with the fund.
market conditions. There can be no           assess the risk associated with an
assurance that the underlying funds will     investment in the Fund.
achieve their investment objectives, and
the performance of the underlying funds
may be lower than that of the asset
class they were

================================================================================          ==========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 FUND NASDAQ SYMBOLS
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Class A Shares                    AMKAX
================================================================================          Class B Shares                    AMKBX
                                                                                          Class C Shares                    AMKCX
                                                                                          Class R Shares                    AMKRX
                                                                                          ==========================================

NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIMINVESTMENTS.COM

o Certain of the underlying funds may        Index) is a group of foreign                 OTHER INFORMATION
engage in active and frequent trading of     securities tracked by Morgan
portfolio securities to achieve their        Stanley Capital International.               o The returns shown in management's
investment objectives which may cause it                                                  discussion of Fund performance are based
to incur increased costs, which can          o The unmanaged LEHMAN BROTHERS U.S.         on net asset values calculated for
lower the actual return of the               AGGREGATE BOND INDEX, which represents       shareholder transactions. Generally
underlying fund. Active trading may also     the U.S. investment-grade fixed-rate         accepted accounting principles require
increase short term gains and losses,        bond market (including government and        adjustments to be made to the net assets
which may affect the taxes that must be      corporate securities, mortgage               of the Fund at period end for financial
paid.                                        pass-through securities and asset-backed     reporting purposes, and as such, the net
                                             securities), is compiled by Lehman           asset values for shareholder
o The values of convertible securities       Brothers. Lehman Brothers is a global        transactions and the returns based on
in which an underlying fund may invest       investment bank.                             those net asset values may differ from
will be affected by market interest                                                       the net asset values and returns
rates, the risk that the issuer may          o The unmanaged LEHMAN BROTHERS 1-3 YEAR     reported in the Financial Highlights.
default on interest or principal             GOVERNMENT/CREDIT INDEX, which
payments and the value of the underlying     represents the performance of short-term     The Fund provides a complete list of its
common stock into which these securities     government and investment-grade              holdings four times in each fiscal year,
may be converted.                            corporate debt securities, is compiled       at the quarter-ends. For the second and
                                             by Lehman Brothers.                          fourth quarters, the lists appear in the
o Certain of the underlying funds may                                                     Fund's semiannual and annual reports to
participate in the initial public            o The unmanaged LEHMAN BROTHERS HIGH         shareholders. For the first and third
offering (IPO) market in some market         YIELD INDEX, which represents the            quarters, the Fund files the lists with
cycles. If the underlying funds have a       performance of high-yield debt               the Securities and Exchange Commission
smaller asset base, any investment an        securities, is compiled by Lehman            (SEC) on Form N-Q. The most recent list
underlying fund may make in IPOs may         Brothers.                                    of portfolio holdings is available at
significantly affect the fund's total                                                     AIMinvestments.com. From our home page,
return.                                      o The unmanaged LIPPER MIXED-ASSET           click on Products & Performance, then
                                             TARGET ALLOCATION MODERATE FUND INDEX is     Mutual Funds, then Fund Overview. Select
o Certain of the underlying funds may        an equally weighted representation of        your Fund from the drop-down menu and
invest in mortgage and asset-backed          the 10 largest moderate funds that by        click on Complete Quarterly Holdings.
securities. These securities are subject     portfolio practice maintain a mix of         Shareholders can also look up the Fund's
to prepayment or call risk, which is the     between 40%-60% equity securities, with      Forms N-Q on the SEC Web site at
risk that payments from the borrower may     the remainder invested in bonds, cash        sec.gov. Copies of the Fund's Forms N-Q
be received earlier or later than            and cash equivalents. Lipper Inc. is an      may be reviewed and copied at the SEC
expected due to changes in the rate at       independent mutual fund performance          Public Reference Room at 100 F Street,
which the underlying loans are prepaid.      monitor.                                     N.E., Washington, D.C. 20549. You can
                                                                                          obtain information on the operation of
ABOUT INDEXES USED IN THIS REPORT            o The unmanaged LIPPER BALANCED FUND         the Public Reference Room, including
                                             INDEX represents an average of the 30        information about duplicating fee
o The unmanaged STANDARD & POOR'S            largest balanced funds tracked by Lipper     charges, by calling 202-942-8090 or
COMPOSITE INDEX of 500 STOCKS (the S&P       Inc., an independent mutual fund             800-732-0330, or by electronic request
500--Registered Trademark-- Index) is        performance monitor. It is calculated        at the following e-mail address:
an index of common stocks frequently         daily, with adjustments for                  publicinfo@sec.gov. The SEC file numbers
used as a general measure of U.S. stock      distributions as of the ex-dividend          for the Fund are 811-02699 and
market performance.                          dates.                                       002-57526.

o The CUSTOM MODERATE ALLOCATION INDEX       o The Fund is not managed to track the       A description of the policies and
used in this report is composed of 42.5%     performance of any particular index,         procedures that the Fund uses to
Russell 3000 Index, 17.5% MSCI EAFE          including the indexes defined here, and      determine how to vote proxies relating
Index, 25% Lehman Brothers U. S.             consequently, the performance of the         to portfolio securities is available
Aggregate Bond Index, 5% Lehman Brothers     Fund may deviate significantly from the      without charge, upon request, from our
1-3 Year Government/Credit Index, and        performance of the indexes.                  Client Services department at
10% Lehman Brothers High Yield Index.                                                     800-959-4246 or on the AIM Web site,
                                             o A direct investment cannot be made in      AIMinvestments.com. On the home page,
o The unmanaged RUSSELL 3000 --Registered    an index. Unless otherwise indicated,        scroll down and click on AIM Funds Proxy
Trademark-- INDEX is an index of             index results include reinvested             Policy. The information is also
common stocks that measures performance      dividends, and they do not reflect sales     available on the SEC Web site, sec.gov.
of the largest 3,000 U.S. companies          charges. Performance of an index of
based on market capitalization.              funds reflects fund expenses;                Information regarding how the Fund voted
                                             performance of a market index does not.      proxies related to its portfolio
                                                                                          securities during the 12 months ended
o The unmanaged MSCI EUROPE, AUSTRALASIA                                                  June 30, 2006, is available at our Web
and the FAR EAST INDEX (the MSCI EAFE                                                     site. Go to AIMinvestments.com, access
--Registered Trademark--                                                                  the About Us tab, click on Required
                                                                                          Notices and then click on Proxy Voting
                                                                                          Activity. Next, select the Fund from the
                                                                                          drop-down menu. The information is also
                                                                                          available on the SEC Web site, sec.gov.
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                                             DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF FUNDS--REGISTERED TRADEMARK--:

                                             We're pleased to provide you with this report, which includes a discussion of how your Fund was managed during the period under review in this report, and what factors affected its performance. That discussion begins on page 3.
   [GRAHAM
    PHOTO]                                      It's been said nothing is certain but death and taxes. We would venture to add that one other thing is certain: Markets change--and change often--in the short term. The first six months of 2006 were a perfect example. Domestic
ROBERT H. GRAHAM                             and global equity markets were generally strong during the early months of the period, but they became considerably more volatile and negative beginning in
                                             May. Inflation fears were the primary cause of this change in market sentiment:

                                                o  Amid signs of rising inflation, the U.S. Federal Reserve Board continued
    [TAYLOR                                        to raise interest rates in response to inflation risks.
    PHOTO]
                                                o  The dollar remained weak, making imports more expensive and thereby raising inflation.
   PHILIP TAYLOR
                                                o  Oil prices remained at historically high levels, threatening to reduce consumer spending--and possibly slowing the U.S. economy.

                                                While we can't do anything about the ambiguity and uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM
                                             Investments--Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs.
                                             We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                                                We also believe in the value of a trusted financial advisor who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                                             OUR COMMITMENT TO YOU

                                             In the short term, the one sure thing about markets is their unpredictability.
                                             While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                                                Information about investing, the markets and your Fund is always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.


                                             Sincerely,

                                             /s/ ROBERT H. GRAHAM                                /s/ PHILIP TAYLOR

                                             Robert H. Graham                                    Philip Taylor
                                             Vice Chair - AIM Funds                              President - AIM Funds
                                             Chair,  AIM Investments                             CEO,  AIM Investments


                                             August 10, 2006

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I
                                             M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors.
                                             A I M Distributors, Inc. is the distributor for the retail funds represented by
                                             AIM Investments.
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                                       1
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AIM MODERATE ALLOCATION FUND


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                                             DEAR FELLOW AIM FUND SHAREHOLDERS:

                                             At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.
  [CROCKETT
    PHOTO]                                      Looking ahead, your Board finds many reasons to be positive about AIM's management and strategic direction. Most importantly, AIM management's investment management discipline is paying off in terms of improved overall
BRUCE L. CROCKETT                            performance. While work remains to be done, AIM's complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000. We are also pleased with AIM management's efforts to seek more cost-effective ways of delivering superior service.

                                                In addition, AIM is realizing the benefits of belonging to a leading independent global investment management organization in its parent company,
                                             AMVESCAP PLC, which is dedicated to helping people worldwide build their finan-
                                             cial security. AMVESCAP manages more than $414 billion globally, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands.
                                             These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                                                The seven new AIM funds--which include Asian funds, structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                                                Your Board is very pleased with the overall direction and progress of the AIM
                                             Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM
                                             Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX
                                             77046.


                                             Sincerely,

                                             /s/ BRUCE L. CROCKETT


                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             August 10, 2006


                                             *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site
                                             (aiminvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of the advisory agreement information for your Fund is also included in this semiannual report on pages 7 - 8.
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AIM MODERATE ALLOCATION FUND


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MANAGEMENT'S DISCUSSION                                                                   portfolio's target allocation, and three
OF FUND PERFORMANCE                                                                       bond funds, which represent the
=====================================================================================     remaining 40%.
PERFORMANCE SUMMARY
                                             ========================================        This broad diversification is
For the six months ended June 30, 2006,      FUND VS. INDEXES                             designed to maximize the probability
AIM Moderate Allocation Fund produced                                                     that during any given period, the
positive performance at net asset value      CUMULATIVE TOTAL RETURNS, 12/31/05-          portfolio will be exposed to market
and performed in line with the broad         6/30/06, EXCLUDING APPLICABLE SALES          areas that perform well, while
stock market, as represented by the S&P      CHARGES. IF SALES CHARGES WERE               minimizing volatility by limiting
500 Index.                                   INCLUDED, RETURNS WOULD BE LOWER.            exposure to any areas of the market that
                                                                                          may be underperforming.
   The Fund benefited from its broad         Class A Shares                        2.61%
diversification during the period, with                                                      We establish target asset class
exposure to a number of areas of the         Class B Shares                        2.19   weightings and underlying fund
market that performed well. The Fund's                                                    selections for the Fund and also monitor
holdings in international stocks as well     Class C Shares                        2.19   the Fund on an ongoing basis. The
as mid-cap growth stocks made                                                             underlying funds are actively managed by
significant contributions to performance     Class R Shares                        2.44   their respective management teams based
during the period. Additionally, the                                                      on individual fund objectives,
Fund's significant allocation to fixed       S&P 500 Index                                investment strategies and management
income holdings (40%) served as a            (Broad Market Index)                  2.71   techniques.
counterweight, helping to mitigate the
volatility of the equity markets.            Custom Moderate Allocation Index                While the weightings of various
                                             (Style-Specific Index)                3.34   underlying funds in the portfolio may
   The Fund underperformed the Custom                                                     vary from their targets during the year
Moderate Allocation Index, which             Lipper Mixed-Asset Target Allocation         due to market movements, we rebalance
approximates the performance of the          Moderate Fund Index                          the portfolio annually to maintain its
types of holdings owned by the Fund's        (Peer Group Index)                    2.36   target asset class allocations.
underlying funds. This underperformance
was mainly due to the relative               Lipper Balanced Fund Index                   MARKET CONDITIONS AND YOUR FUND
underperformance of underlying funds         (Former Peer Group Index)(1)          2.25
within the large-cap growth, large-cap                                                    Domestic equity markets were mixed
value and mid-cap value categories.          SOURCE: LIPPER INC.                          during the first half of 2006 amid
                                                                                          continued investor concerns regarding
                                             (1) Lipper recently reclassified AIM         rising interest rates and oil prices and
                                             Moderate Allocation Fund from the Lipper     their potential negative effects on
                                             Balanced Fund category to the Lipper         economic growth, inflation, consumer
                                             Mixed-Asset Target Allocation Moderate       spending and corporate profits. In
                                             Fund category.                               general, telecommunication services and
                                                                                          energy stocks outperformed for the
                                             ========================================     period while information technology (IT)
                                                                                          and health care trailed. Small-cap
                                                Your Fund's long-term performance         stocks posted particularly
                                             appears on page 5.
                                                                                                                         (continued)
=====================================================================================

HOW WE INVEST                                growth), regions (domestic and
                                             international) and market
The Fund invests in 11 underlying funds      capitalizations (small, mid and large).
diversified among asset classes (stocks      These underlying funds include eight
and bonds), investment styles (value,        stock funds, which represent 60% of the
blend/core and

========================================     ========================================     ========================================

PORTFOLIO COMPOSITION                        FUND                                             TARGET       % OF TOTAL NET ASSETS
                                                                                            ALLOCATION         AS OF 6/30/06
                                             AIM Large Cap Basic Value Fund
ASSET CLASS                                                                                    10.0%               10.0%
                                             AIM Large Cap Growth Fund
Large Cap Value                                                                                12.5                12.6
                                             AIM Mid Cap Basic Value Fund
Large Cap Growth                                                                                5.0                 5.0
                                             AIM Capital Development Fund
Mid Cap Value                                                                                   5.0                 5.1
                                             AIM Trimark Small Company Fund
Mid Cap Growth                                                                                  5.0                 5.0
                                             AIM International Core Equity Fund
Small Cap                                                                                      10.0                10.3
                                             AIM International Growth Fund
International/Global Blend                                                                      7.5                 7.7
                                             AIM Multi-Sector Fund
International/Global Growth                                                                     5.0                 5.0
                                             AIM Total Return Bond Fund
Sector                                                                                         25.0                24.5
                                             AIM Short Term Bond Fund
Intermediate Term Investment Grade                                                              5.0                 4.9
                                             AIM High Yield Fund
Short Term Investment Grade                                                                    10.0                 9.9

Taxable Non-Investment Grade                                                              TOTAL NET ASSETS     $503.2 MILLION

The Fund purchases Institutional Class shares of the underlying funds. Institutional Class shares have no sales charge. The Fund's holdings are subject to change and there is no assurance that the Fund will continue to hold any particular fund.

========================================     ========================================     ========================================
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
impressive returns due to strong             minimize the impact of equity market                    GARY WENDLER is manager
performance within the space during the      volatility. The Fund's 10% target                       of AIM Moderate Allocation
first quarter. International equity          allocation to AIM High Yield Fund made       [WENDLER   Fund. He began his career in
markets also posted strong gains,            the largest contribution, as the high        PHOTO]     the investment industry in 1986
outperforming most domestic equity           yield market performed well during the                  and joined AIM in 1995. Mr.
markets during the period.                   period. AIM Short Term Bond Fund also        Wendler earned a B.B.A in finance from
                                             made a small contribution, while AIM         Texas A&M University.
   Eight of the Fund's 11 underlying         Total Return Bond Fund was a modest
funds contributed positively to Fund         detractor from overall performance.
performance for the period. Within the
Fund's 60% target equity component, six         The advantages of diversification are
of the eight funds made positive             seen in the Fund's positive results for
contributions to overall performance.        the period. The Fund benefited from
AIM International Core Equity Fund and       strong performance in different areas of
AIM International Growth Fund were the       the equity markets--including holdings
leading contributors, due in part to the     that were diversified across market
strength of international stock markets.     capitalization ranges, sectors and
In particular, the funds' results were       geographic regions. The Fund's fixed
driven by heavy exposure to European         income holdings provided a further boost
stocks, which led international markets      in performance and served as a
during the period. Financial holdings        counterweight, helping to offset the
within these international funds helped      volatility of the equity holdings.
overall performance. AIM Capital
Development Fund also made a healthy         IN CLOSING
contribution to results during the
period. This fund benefited from strong      We remain committed to these strategies,
stock selection, particularly from its       and as always, we thank you for your
holdings in the IT sector.                   continued investment in AIM Moderate
                                             Allocation Fund.
   Modest detractors from absolute
performance during the reporting period      THE VIEWS AND OPINIONS EXPRESSED IN
were AIM Mid Cap Basic Value Fund and        MANAGEMENT'S DISCUSSION OF FUND
AIM Large Cap Growth Fund. AIM Mid Cap       PERFORMANCE ARE THOSE OF A I M ADVISORS,
Basic Value Fund experienced below           INC. THESE VIEWS AND OPINIONS ARE
market returns from selected investments     SUBJECT TO CHANGE AT ANY TIME BASED ON
in the information technology, consumer      FACTORS SUCH AS MARKET AND ECONOMIC
discretionary and materials sectors,         CONDITIONS. THESE VIEWS AND OPINIONS MAY
while AIM Large Cap Growth Fund was hurt     NOT BE RELIED UPON AS INVESTMENT ADVICE
by holdings in health care.                  OR RECOMMENDATIONS, OR AS AN OFFER FOR A
                                             PARTICULAR SECURITY. THE INFORMATION IS
   AIM Mid Cap Basic Value Fund and AIM      NOT A COMPLETE ANALYSIS OF EVERY ASPECT
Large Cap Growth Fund also detracted         OF ANY MARKET, COUNTRY, INDUSTRY,
from the Fund's performance relative to      SECURITY OR THE FUND. STATEMENTS OF FACT
its style-specific index, as did the AIM     ARE FROM SOURCES CONSIDERED RELIABLE,
Large Cap Basic Value Fund. AIM Large        BUT A I M ADVISORS, INC. MAKES NO
Cap Basic Value Fund received                REPRESENTATION OR WARRANTY AS TO THEIR
below-market returns from selected           COMPLETENESS OR ACCURACY. ALTHOUGH
investments in the health care, IT and       HISTORICAL PERFORMANCE IS NO GUARANTEE
consumer discretionary sectors during        OF FUTURE RESULTS, THESE INSIGHTS MAY
the period.                                  HELP YOU UNDERSTAND OUR INVESTMENT
                                             MANAGEMENT PHILOSOPHY.
   Most fixed income markets were down
slightly for the six-month period, with         See important Fund and index
the Lehman Brothers U.S. Aggregate Bond      disclosures on the inside front cover.
Index returning -0.72%. However, the
high yield market posted gains, as the
Lehman Brothers High Yield Index rose
3.14% during the reporting period. U.S.
Treasury securities with two-year,
five-year and 10-year maturity dates
moved up in tandem and were posting
similar current yields by the end of the
period.
                                                                                                  [RIGHT ARROW GRAPHIC]
   In this environment, the Fund's 40%
target allocation to fixed income                                                         FOR A PRESENTATION OF YOUR FUND'S
securities helped                                                                         LONG-TERM PERFORMANCE, PLEASE SEE PAGE 5.




                                        4
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
YOUR FUND'S LONG-TERM PERFORMANCE

========================================
AVERAGE ANNUAL TOTAL RETURNS

As of 6/30/06, including applicable
sales charges

CLASS A SHARES
Inception (4/30/04)              6.45%
 1 Year                          2.99

CLASS B SHARES
Inception (4/30/04)              7.21%
 1 Year                          3.19

CLASS C SHARES
Inception (4/30/04)              8.47%
 1 Year                          7.19

CLASS R SHARES
Inception (4/30/04)              9.03%
 1 Year                          8.73
========================================


THE PERFORMANCE DATA QUOTED REPRESENT        DISTRIBUTIONS OR SALE OF FUND SHARES.        1% FOR THE FIRST YEAR AFTER PURCHASE.
PAST PERFORMANCE AND CANNOT GUARANTEE        INVESTMENT RETURN AND PRINCIPAL VALUE        CLASS R SHARES DO NOT HAVE A FRONT-END
COMPARABLE FUTURE RESULTS; CURRENT           WILL FLUCTUATE SO THAT YOU MAY HAVE A        SALES CHARGE; RETURNS SHOWN ARE AT NET
PERFORMANCE MAY BE LOWER OR HIGHER.          GAIN OR LOSS WHEN YOU SELL SHARES.           ASSET VALUE AND DO NOT REFLECT A 0.75%
PLEASE VISIT AIMINVESTMENTS.COM FOR THE                                                   CDSC THAT MAY BE IMPOSED ON A TOTAL
MOST RECENT MONTH-END PERFORMANCE.              CLASS A SHARE PERFORMANCE REFLECTS        REDEMPTION OF RETIREMENT PLAN ASSETS
PERFORMANCE FIGURES REFLECT REINVESTED       THE MAXIMUM 5.50% SALES CHARGE, AND          WITHIN THE FIRST YEAR.
DISTRIBUTIONS, CHANGES IN NET ASSET          CLASS B AND CLASS C SHARE PERFORMANCE
VALUE AND THE EFFECT OF THE MAXIMUM          REFLECTS THE APPLICABLE CONTINGENT              THE PERFORMANCE OF THE FUND'S SHARE
SALES CHARGE UNLESS OTHERWISE STATED.        DEFERRED SALES CHARGE (CDSC) FOR THE         CLASSES WILL DIFFER PRIMARILY DUE TO
PERFORMANCE FIGURES DO NOT REFLECT           PERIOD INVOLVED. THE CDSC ON CLASS B         DIFFERENT SALES CHARGE STRUCTURES AND
DEDUCTION OF TAXES A SHAREHOLDER WOULD       SHARES DECLINES FROM 5% BEGINNING AT THE     CLASS EXPENSES.
PAY ON FUND                                  TIME OF PURCHASE TO 0% AT THE BEGINNING
                                             OF THE SEVENTH YEAR. THE CDSC ON CLASS C        HAD THE ADVISOR NOT WAIVED FEES
                                             SHARES IS                                    AND/OR REIMBURSED EXPENSES, PERFORMANCE
                                                                                          WOULD HAVE BEEN LOWER.
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                                       5

AIM MODERATE ALLOCATION FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      are incurred directly by the underlying      cumulative total returns at net asset
                                             funds and are deducted from the value of     value after expenses for the six months
As a shareholder of the Fund, you incur      the funds your Fund invests in. The          ended June 30, 2006, appear in the table
two types of costs: (1) transaction          effect of the estimated underlying fund      "Fund vs. Indexes" on page 3.
costs, which may include sales charges       expenses that you bear indirectly are
(loads) on purchase payments;                included in your Fund's total return.           THE HYPOTHETICAL ACCOUNT VALUES AND
contingent deferred sales charges on                                                      EXPENSES MAY NOT BE USED TO ESTIMATE THE
redemptions; and redemption fees, if         ACTUAL EXPENSES                              ACTUAL ENDING ACCOUNT BALANCE OR
any; and (2) ongoing costs, including                                                     EXPENSES YOU PAID FOR THE PERIOD. YOU
distribution and/or service fees             The table below provides information         MAY USE THIS INFORMATION TO COMPARE THE
(12b-1); and other Fund expenses. This       about actual account values and actual       ONGOING COSTS OF INVESTING IN THE FUND
example is intended to help you              expenses. You may use the information in     AND OTHER FUNDS. TO DO SO, COMPARE THIS
understand your ongoing costs (in            this table, together with the amount you     5% HYPOTHETICAL EXAMPLE WITH THE 5%
dollars) of investing in the Fund and to     invested, to estimate the expenses           HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
compare these costs with ongoing costs       that you paid over the period. Simply        SHAREHOLDER REPORTS OF THE OTHER FUNDS.
of investing in other mutual funds. The      divide your account value by $1,000
example is based on an investment of         (for example, an $8,600 account value           Please note that the expenses shown
$1,000 invested at the beginning of the      divided by $1,000 = 8.6), then multiply      in the table are meant to highlight your
period and held for the entire period        the result by the number in the table        ongoing costs only and do not reflect
January 1, 2006, through June 30, 2006.      under the heading entitled "Actual           any transactional costs, such as sales
                                             Expenses Paid During Period" to estimate     charges (loads) on purchase payments,
   In addition to the fees and expenses      the expenses you paid on your account        contingent deferred sales charges on
which the Fund bears directly, the Fund      during this period.                          redemptions, and redemption fees, if
indirectly bears a pro rata share of the                                                  any. Therefore, the hypothetical
fees and expenses of the underlying          HYPOTHETICAL EXAMPLE FOR                     information is useful in comparing
funds in which your Fund invests. The        COMPARISON PURPOSES                          ongoing costs only, and will not help
amount of fees and expenses incurred                                                      you determine the relative total costs
indirectly by your Fund will vary            The table below also provides                of owning different funds. In addition,
because the underlying funds have varied     information about hypothetical account       expenses shown in the table do not
expenses and fee levels and the Fund may     values and hypothetical expenses based       include the expenses of the underlying
own different proportions of the             on the Fund's actual expense ratio and       funds, which are borne indirectly by the
underlying funds at different times.         an assumed rate of return of 5% per year     Fund. If transactional costs and
Estimated underlying fund expenses are       before expenses, which is not the Fund's     indirect expenses were included, our
not expenses that are incurred directly      actual return. The Fund's actual             costs would have been higher.
by your Fund. They are expenses that

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING               ENDING               EXPENSES         ENDING             EXPENSES        ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING        EXPENSE
 CLASS              (1/1/06)            (6/30/06)(1)            PERIOD(2)      (6/30/06)            PERIOD(2)         RATIO
   A               $1,000.00             $1,026.10               $1.91         $1,022.91             $1.91             0.38%
   B                1,000.00              1,021.90                5.66          1,019.19              5.66             1.13
   C                1,000.00              1,021.90                5.66          1,019.19              5.66             1.13
   R                1,000.00              1,024.40                3.16          1,021.67              3.16             0.63

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June 30,
    2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2006, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

                                    [ARROW         For More Information Visit
                                    BUTTON         AIMinvestments.com
                                    IMAGE]

AIM MODERATE ALLOCATION FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Growth          o The nature and extent of the advisory      ered Fund performance through the most
Series (the "Board") oversees the            services to be provided by AIM. The          recent calendar year, the Board also
management of AIM Moderate Allocation        Board reviewed the services to be            reviewed more recent Fund performance,
Fund (the "Fund") and, as required by        provided by AIM under the Advisory           which did not change their conclusions.
law, determines annually whether to          Agreement. Based on such review, the
approve the continuance of the Fund's        Board concluded that the range of            o Meetings with the Fund's portfolio
advisory agreement with A I M Advisors,      services to be provided by AIM under the     managers and investment personnel. With
Inc. ("AIM"). Based upon the                 Advisory Agreement was appropriate and       respect to the Fund, the Board is
recommendation of the Investments            that AIM currently is providing services     meeting periodically with such Fund's
Committee of the Board, at a meeting         in accordance with the terms of the          portfolio managers and/or other
held on June 27, 2006, the Board,            Advisory Agreement.                          investment personnel and believes that
including all of the independent                                                          such individuals are competent and able
trustees, approved the continuance of        o The quality of services to be provided     to continue to carry out their
the advisory agreement (the "Advisory        by AIM. The Board reviewed the               responsibilities under the Advisory
Agreement") between the Fund and AIM for     credentials and experience of the            Agreement.
another year, effective July 1, 2006.        officers and employees of AIM who will
                                             provide investment advisory services to      o Overall performance of AIM. The Board
   The Board considered the factors          the Fund. In reviewing the                   considered the overall performance of
discussed below in evaluating the            qualifications of AIM to provide             AIM in providing investment advisory and
fairness and reasonableness of the           investment advisory services, the Board      portfolio administrative services to the
Advisory Agreement at the meeting on         considered such issues as AIM's              Fund and concluded that such performance
June 27, 2006 and as part of the Board's     portfolio and product review process,        was satisfactory.
ongoing oversight of the Fund. In their      various back office support functions
deliberations, the Board and the             provided by AIM and AIM's equity and         o Fees relative to those of clients of
independent trustees did not identify        fixed income trading operations. Based       AIM with comparable investment
any particular factor that was               on the review of these and other             strategies. The Board noted that AIM
controlling, and each trustee attributed     factors, the Board concluded that the        does not charge the Fund any advisory
different weights to the various             quality of services to be provided by        fees pursuant to the Advisory Agreement,
factors.                                     AIM was appropriate and that AIM             although the underlying funds in which
                                             currently is providing satisfactory          the Fund invests pay AIM advisory fees.
   One responsibility of the independent     services in accordance with the terms of
Senior Officer of the Fund is to manage      the Advisory Agreement.                      o Fees relative to those of comparable
the process by which the Fund's proposed                                                  funds with other advisors. The Board
management fees are negotiated to ensure     o The performance of the Fund relative       noted that AIM does not charge the Fund
that they are negotiated in a manner         to comparable funds. The Board reviewed      any advisory fees pursuant to the
which is at arms' length and reasonable.     the performance of the Fund during the       Advisory Agreement, although the
To that end, the Senior Officer must         past calendar year against the               underlying funds in which the Fund
either supervise a competitive bidding       performance of funds advised by other        invests pay AIM advisory fees.
process or prepare an independent            advisors with investment strategies
written evaluation. The Senior Officer       comparable to those of the Fund. The         o Expense limitations and fee waivers.
has recommended an independent written       Board noted that the Fund's performance      The Board noted that AIM has
evaluation in lieu of a competitive          was above the median performance of such     contractually agreed to waive fees
bidding process and, upon the direction      comparable funds for the one year            and/or limit expenses of the Fund
of the Board, has prepared such an           period. Based on this review and after       through June 30, 2007 in an amount
independent written evaluation. Such         taking account of all of the other           necessary to limit other expenses to a
written evaluation also considered           factors that the Board considered in         specified percentage of average daily
certain of the factors discussed below.      determining whether to continue the          net assets for each class of the Fund.
In addition, as discussed below, the         Advisory Agreement for the Fund, the         The Board considered the contractual
Senior Officer made a recommendation to      Board concluded that no changes should       nature of this fee waiver/expense
the Board in connection with such            be made to the Fund and that it was not      limitation and noted that it remains in
written evaluation.                          necessary to change the Fund's portfolio     effect through June 30, 2007. The Board
                                             management team at this time. Although       considered the effect this fee
   The discussion below serves as a          the independent written evaluation of        waiver/expense limitation would have on
summary of the Senior Officer's              the Fund's Senior Officer (discussed         the Fund's estimated expenses and
independent written evaluation and           below) only considered Fund performance      concluded that the levels of fee
recommendation to the Board in               through the most recent calendar year,       waivers/expense limitations for the Fund
connection therewith, as well as a           the Board also reviewed more recent Fund     were fair and reasonable.
discussion of the material factors and       performance, which did not change their
the conclusions with respect thereto         conclusions.                                 o Breakpoints and economies of scale.
that formed the basis for the Board's                                                     The Board noted that AIM does not charge
approval of the Advisory Agreement.          o The performance of the Fund relative       the Fund any advisory fees pursuant to
After consideration of all of the            to indices. The Board reviewed the           the Advisory Agreement, although the
factors below and based on its informed      performance of the Fund during the past      underlying funds in which the Fund
business judgment, the Board determined      calendar year against the performance of     invests pay AIM advisory fees.
that the Advisory Agreement is in the        the Lipper Balanced Fund Index. The
best interests of the Fund and its           Board noted that the Fund's performance      o Investments in affiliated money market
shareholders and that the compensation       was above the performance of such Index      funds. Not applicable because the Fund
to AIM under the Advisory Agreement is       for the one year period. Based on this       does not invest in affiliated money
fair and reasonable and would have been      review and after taking account of all       market funds.
obtained through arm's length                of the other factors that the Board
negotiations.                                considered in determining whether to         o Independent written evaluation and
                                             continue the Advisory Agreement for the      recommendations of the Fund's Senior
   Unless otherwise stated, information      Fund, the Board concluded that no            Officer. The Board noted that, upon
presented below is as of June 27, 2006       changes should be made to the Fund and       their direction, the Senior Officer of
and does not reflect any changes that        it was not necessary to change the           the Fund, who is independent of AIM and
may have occurred since June 27, 2006,       Fund's portfolio management team at this     AIM's affiliates, had prepared an
including but not limited to changes to      time. Although the independent written       independent written evaluation in order
the Fund's performance, advisory fees,       evaluation of the Fund's Senior Officer      to assist the Board in determining the
expense limitations and/or fee waivers.      (discussed below) only consid-               reasonableness of the proposed
                                                                                          management fees of the AIM


                                                                     (continued)

AIM MODERATE ALLOCATION FUND

Funds, including the Fund. The Board         o Other factors and current trends. The
noted that the Senior Officer's written      Board considered the steps that AIM and
evaluation had been relied upon by the       its affiliates have taken over the last
Board in this regard in lieu of a            several years, and continue to take, in
competitive bidding process. In              order to improve the quality and
determining whether to continue the          efficiency of the services they provide
Advisory Agreement for the Fund, the         to the Funds in the areas of investment
Board considered the Senior Officer's        performance, product line
written evaluation.                          diversification, distribution, fund
                                             operations, shareholder services and
o Profitability of AIM and its               compliance. The Board concluded that
affiliates. The Board noted that AIM         these steps taken by AIM have improved,
does not charge the Fund any advisory        and are likely to continue to improve,
fees pursuant to the Advisory Agreement,     the quality and efficiency of the
although the underlying funds in which       services AIM and its affiliates provide
the Fund invests pay AIM advisory fees.      to the Fund in each of these areas, and
                                             support the Board's approval of the
o Benefits of soft dollars to AIM. The       continuance of the Advisory Agreement
Board considered the benefits realized       for the Fund.
by AIM as a result of brokerage
transactions executed through "soft
dollar" arrangements. Under these
arrangements, brokerage commissions paid
by the Fund and/or other funds advised
by AIM are used to pay for research and
execution services. This research may be
used by AIM in making investment
decisions for the Fund. The Board
concluded that such arrangements were
appropriate.

o AIM's financial soundness in light of
the Fund's needs. The Board considered
whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory
Agreement, and concluded that AIM has
the financial resources necessary to
fulfill its obligations under the
Advisory Agreement.

o Historical relationship between the
Fund and AIM. In determining whether to
continue the Advisory Agreement for the
Fund, the Board also considered the
prior relationship between AIM and the
Fund, as well as the Board's knowledge
of AIM's operations, and concluded that
it was beneficial to maintain the
current relationship, in part, because
of such knowledge. The Board also
reviewed the general nature of the
non-investment advisory services
currently performed by AIM and its
affiliates, such as administrative,
transfer agency and distribution
services, and the fees received by AIM
and its affiliates for performing such
services. In addition to reviewing such
services, the trustees also considered
the organizational structure employed by
AIM and its affiliates to provide those
services. Based on the review of these
and other factors, the Board concluded
that AIM and its affiliates were
qualified to continue to provide
non-investment advisory services to the
Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/06

AIM MODERATE ALLOCATION FUND

INSTITUTIONAL CLASS SHARES                   ========================================          PLEASE NOTE THAT PAST PERFORMANCE
                                             AVERAGE ANNUAL TOTAL RETURNS                 IS NOT INDICATIVE OF FUTURE RESULTS.
The following information has been           For periods ended 6/30/06                    MORE RECENT RETURNS MAY BE MORE OR LESS
prepared to provide Institutional Class                                                   THAN THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     Inception (4/30/04)          9.57%           REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings.                    1 Year                     9.26            INVESTMENT RETURN AND PRINCIPAL VALUE
Institutional Class shares are offered         6 Months*                  2.69            WILL FLUCTUATE SO YOUR SHARES, WHEN
exclusively to institutional investors,                                                   REDEEMED, MAY BE WORTH MORE OR LESS THAN
including defined contribution plans         *Cumulative total return that has not        THEIR ORIGINAL COST. SEE FULL REPORT FOR
that meet certain criteria.                  been annualized                              INFORMATION ON COMPARATIVE BENCHMARKS.
                                             ========================================     PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                                                                          MORE INFORMATION. FOR THE MOST CURRENT
                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES     MONTH-END PERFORMANCE, PLEASE CALL
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET     800-451-4246 OR VISIT
                                             ASSET VALUE (NAV). PERFORMANCE OF            AIMINVESTMENTS.COM.
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES           HAD THE ADVISOR NOT WAIVED FEES
                                             PRIMARILY DUE TO DIFFERING SALES CHARGES     AND/OR REIMBURSED EXPENSES, PERFORMANCE
                                             AND CLASS EXPENSES.                          WOULD HAVE BEEN LOWER.











=======================================
NASDAQ SYMBOL                  AMLIX
=======================================

                                                                                       Over for information on your Fund's expenses.

=====================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=====================================================================================

                      FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


AIMinvestments.com    MAL-INS-2    A I M Distributors, Inc.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      effect of the estimated underlying fund      Fund's actual return. The Fund's actual
                                             expenses that you bear indirectly are        cumulative total return after expenses
As a shareholder of the Fund, you incur      included in your Fund's total return.        for the six months ended June 30, 2006,
ongoing costs. This example is intended                                                   appears in the table on the front of
to help you understand your ongoing          ACTUAL EXPENSES                              this supplement.
costs (in dollars) of investing in the
Fund and to compare these costs with         The table below provides information              THE HYPOTHETICAL ACCOUNT VALUES AND
ongoing costs of investing in other          about actual account values and actual       EXPENSES MAY NOT BE USED TO ESTIMATE THE
mutual funds. The example is based on an     expenses. You may use the information in     ACTUAL ENDING ACCOUNT BALANCE OR
investment of $1,000 invested at the         this table, together with the amount you     EXPENSES YOU PAID FOR THE PERIOD. YOU
beginning of the period and held for the     invested, to estimate the expenses that      MAY USE THIS INFORMATION TO COMPARE THE
entire period January 1, 2006, through       you paid over the period. Simply divide      ONGOING COSTS OF INVESTING IN THE FUND
June 30, 2006.                               your account value by $1,000 (for            AND OTHER FUNDS. TO DO SO, COMPARE THIS
                                             example, an $8,600 account value divided     5% HYPOTHETICAL EXAMPLE WITH THE 5%
     In addition to the fees and             by $1,000 = 8.6), then multiply the          HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
expenses which the Fund bears directly,      result by the number in the table under      SHAREHOLDER REPORTS OF THE OTHER FUNDS.
the Fund indirectly bears a pro rata         the heading entitled "Actual Expenses
share of the fees and expenses of the        Paid During Period" to estimate the               Please note that the expenses shown
underlying funds in which your Fund          expenses you paid on your account during     in the table are meant to highlight your
invests. The amount of fees and expenses     this period.                                 ongoing costs only. Therefore, the
incurred indirectly by your Fund will                                                     hypothetical information is useful in
vary because the underlying funds have       HYPOTHETICAL EXAMPLE FOR                     comparing ongoing costs only, and will
varied expenses and fee levels and the       COMPARISON PURPOSES                          not help you determine the relative
Fund may own different proportions of                                                     total costs of owning different funds.
the underlying funds at different times.     The table below also provides                In addition, expenses shown in the table
Estimated underlying fund expenses are       information about hypothetical account       do not include the expenses of the
not expenses that are incurred directly      values and hypothetical expenses based       underlying funds, which are borne
by your Fund. They are expenses that are     on the Fund's actual expense ratio and       indirectly by the Fund. If transaction
incurred directly by the underlying          an assumed rate of return of 5% per year     costs and indirect expenses were
funds and are deducted from the value of     before expenses, which is not the            included, your costs would have been
the funds your Fund invests in. The                                                       higher.

====================================================================================================================================

                                                        ACTUAL                          HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                        BEGINNING           ENDING               EXPENSES         ENDING             EXPENSES         ANNUALIZED
   SHARE              ACCOUNT VALUE      ACCOUNT VALUE          PAID DURING    ACCOUNT VALUE        PAID DURING        EXPENSE
   CLASS                (1/1/06)          (6/30/06)(1)           PERIOD(2)       (6/30/06)           PERIOD(2)          RATIO
Institutional          $1,000.00            $1026.90               $0.50         $1,024.30            $0.50             0.10%


(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June
     30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended June 30, 2006, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
====================================================================================================================================

AIMinvestments.com    MAL-INS-2    A I M Distributors, Inc.

AIM MODERATE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)

                                                                                 CHANGE IN
                                                                                 UNREALIZED
                                      VALUE        PURCHASES      PROCEEDS      APPRECIATION     REALIZED      DIVIDEND
                                     12/31/05       AT COST      FROM SALES    (DEPRECIATION)   GAIN (LOSS)     INCOME
------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS IN
  AFFILIATED ISSUERS-100.02%(A)

AIM Capital Development
  Fund-Institutional Class-5.08%   $ 21,234,589   $4,009,807    $(1,531,225)    $ 1,687,868     $  134,721    $       --
------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund-Institutional
  Class-9.84%                        40,005,124   10,357,052       (234,872)       (618,105)         8,805     1,651,859
------------------------------------------------------------------------------------------------------------------------
AIM International Core Equity
  Fund-Institutional Class-10.26%    43,506,589    8,019,615     (4,224,694)      3,377,971        924,565            --
------------------------------------------------------------------------------------------------------------------------
AIM International Growth
  Fund-Institutional Class-7.73%     33,752,182    6,014,711     (3,821,031)      1,771,580      1,166,615            --
------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic
  Value-Institutional
  Class-10.04%                       41,598,458    8,555,439       (245,225)        580,720         42,769            --
------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth
  Fund-Institutional
  Class-12.59%(b)                    52,709,535   11,366,036       (307,135)       (459,652)        53,724            --
------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic Value
  Fund-Institutional
  Class-5.00%(b)                     21,202,493    4,757,828       (122,176)       (681,228)        24,609            --
------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector
  Fund-Institutional Class-5.04%     21,335,914    4,009,808       (738,444)        627,139        144,954            --
------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond
  Fund-Institutional Class-4.89%     19,793,376    5,167,616       (114,637)       (222,436)        (1,786)      501,008
------------------------------------------------------------------------------------------------------------------------
AIM Total Return Bond
  Fund-Institutional Class-24.53%    98,315,149   28,616,544       (565,069)     (2,931,084)        (4,848)    2,504,535
------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small Company
  Fund-Institutional Class-5.02%     21,323,455    4,009,808       (568,023)        356,662        141,560            --
========================================================================================================================
TOTAL INVESTMENTS-100.02% (Cost
  $476,440,390)                     414,776,864   94,884,264    (12,472,531)      3,489,435      2,635,688     4,657,402
========================================================================================================================
OTHER ASSETS LESS
  LIABILITIES-(0.02)%
========================================================================================================================
NET ASSETS-100.00%
________________________________________________________________________________________________________________________
========================================================================================================================


                                     SHARES       VALUE
                                    06/30/06     06/30/06
---------------------------------
SCHEDULE OF INVESTMENTS IN
  AFFILIATED ISSUERS-100.02%(A)

AIM Capital Development
  Fund-Institutional Class-5.08%    1,303,510  $ 25,535,760
---------------------------------
AIM High Yield Fund-Institutional
  Class-9.84%                      11,489,096    49,518,004
---------------------------------
AIM International Core Equity
  Fund-Institutional Class-10.26%   3,851,048    51,604,046
---------------------------------
AIM International Growth
  Fund-Institutional Class-7.73%    1,500,156    38,884,057
---------------------------------
AIM Large Cap Basic
  Value-Institutional
  Class-10.04%                      3,435,225    50,532,161
---------------------------------
AIM Large Cap Growth
  Fund-Institutional
  Class-12.59%(b)                   5,916,200    63,362,508
---------------------------------
AIM Mid Cap Basic Value
  Fund-Institutional
  Class-5.00%(b)                    1,764,648    25,181,526
---------------------------------
AIM Multi-Sector
  Fund-Institutional Class-5.04%      984,842    25,379,371
---------------------------------
AIM Short Term Bond
  Fund-Institutional Class-4.89%    2,517,601    24,622,133
---------------------------------
AIM Total Return Bond
  Fund-Institutional Class-24.53%  12,208,773   123,430,692
---------------------------------
AIM Trimark Small Company
  Fund-Institutional Class-5.02%    1,711,617    25,263,462
=================================
TOTAL INVESTMENTS-100.02% (Cost
  $476,440,390)                                 503,313,720
=================================
OTHER ASSETS LESS
  LIABILITIES-(0.02)%                               (92,450)
=================================
NET ASSETS-100.00%                             $503,221,270
_________________________________
=================================

Notes to Schedule of Investments:

(a) The mutual funds and the Fund are affiliated by having the same investment advisor.
(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MODERATE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(Unaudited)

ASSETS:

Investments in affiliated underlying funds,
  at value (cost $476,440,390)                 $503,313,720
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  790,128
-----------------------------------------------------------
  Dividends                                         878,787
-----------------------------------------------------------
  Fund expenses absorbed                             90,147
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               10,115
-----------------------------------------------------------
Other assets                                         57,234
===========================================================
    Total assets                                505,140,131
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           1,212,576
-----------------------------------------------------------
  Fund shares reacquired                            297,136
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 16,676
-----------------------------------------------------------
Accrued administrative service fees                  12,614
-----------------------------------------------------------
Accrued distribution fees                           242,906
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              602
-----------------------------------------------------------
Accrued transfer agent fees                          93,821
-----------------------------------------------------------
Accrued operating expenses                           42,530
===========================================================
    Total liabilities                             1,918,861
===========================================================
Net assets applicable to shares outstanding    $503,221,270
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $466,948,843
-----------------------------------------------------------
Undistributed net investment income               2,952,112
-----------------------------------------------------------
Undistributed net realized gain from
  affiliated underlying fund shares               6,446,985
-----------------------------------------------------------
Unrealized appreciation of affiliated
  underlying fund shares                         26,873,330
===========================================================
                                               $503,221,270
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $259,182,609
___________________________________________________________
===========================================================
Class B                                        $131,804,116
___________________________________________________________
===========================================================
Class C                                        $ 98,857,366
___________________________________________________________
===========================================================
Class R                                        $ 13,233,432
___________________________________________________________
===========================================================
Institutional Class                            $    143,747
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          21,990,182
___________________________________________________________
===========================================================
Class B                                          11,272,870
___________________________________________________________
===========================================================
Class C                                           8,454,715
___________________________________________________________
===========================================================
Class R                                           1,125,338
___________________________________________________________
===========================================================
Institutional Class                                  12,152
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      11.79
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $11.79 divided by
      94.50%)                                  $      12.48
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      11.69
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      11.69
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      11.76
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      11.83
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MODERATE ALLOCATION FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends from affiliated underlying funds                    $4,659,355
========================================================================

EXPENSES:

Administrative services fees                                      73,537
------------------------------------------------------------------------
Custodian fees                                                     3,795
------------------------------------------------------------------------
Distribution fees:
  Class A                                                        295,853
------------------------------------------------------------------------
  Class B                                                        638,028
------------------------------------------------------------------------
  Class C                                                        452,600
------------------------------------------------------------------------
  Class R                                                         30,038
------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                             473,047
------------------------------------------------------------------------
Transfer agent fees -- Institutional                                  10
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         13,557
------------------------------------------------------------------------
Other                                                            104,603
========================================================================
    Total expenses                                             2,085,068
========================================================================
Less: Expenses reimbursed and expense offset arrangements       (385,572)
========================================================================
    Net expenses                                               1,699,496
========================================================================
Net investment income                                          2,959,859
========================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS IN AFFILIATED
  UNDERLYING FUND SHARES:

Net realized gain on sales of affiliated underlying fund
  shares                                                       2,636,011
========================================================================
Change in net unrealized appreciation of affiliated
  underlying fund shares                                       3,489,435
========================================================================
Net gain from affiliated underlying funds                      6,125,446
========================================================================
Net increase in net assets resulting from operations          $9,085,305
________________________________________________________________________
========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MODERATE ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 and the year ended December 31, 2005 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2006            2005
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  2,959,859    $  5,371,868
------------------------------------------------------------------------------------------
  Net realized gain from affiliated underlying fund shares       2,636,011       4,910,678
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of affiliated
    underlying fund shares                                       3,489,435      14,960,797
==========================================================================================
    Net increase in net assets resulting from operations         9,085,305      25,243,343
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                               --      (3,196,115)
------------------------------------------------------------------------------------------
  Class B                                                               --      (1,232,673)
------------------------------------------------------------------------------------------
  Class C                                                               --        (812,491)
------------------------------------------------------------------------------------------
  Class R                                                               --        (140,892)
------------------------------------------------------------------------------------------
  Institutional Class                                                   --          (2,478)
==========================================================================================
    Total distributions from net investment income                      --      (5,384,649)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                               --        (535,022)
------------------------------------------------------------------------------------------
  Class B                                                               --        (305,887)
------------------------------------------------------------------------------------------
  Class C                                                               --        (201,637)
------------------------------------------------------------------------------------------
  Class R                                                               --         (26,107)
------------------------------------------------------------------------------------------
  Institutional Class                                                   --            (367)
==========================================================================================
    Total distributions from net realized gains                         --      (1,069,020)
==========================================================================================
    Decrease in net assets resulting from distributions                 --      (6,453,669)
==========================================================================================
Share transactions-net:
  Class A                                                       45,315,439     128,168,761
------------------------------------------------------------------------------------------
  Class B                                                       12,036,122      66,027,497
------------------------------------------------------------------------------------------
  Class C                                                       19,619,738      46,933,360
------------------------------------------------------------------------------------------
  Class R                                                        2,678,441       7,657,857
------------------------------------------------------------------------------------------
  Institutional Class                                                 (857)         23,249
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                               79,648,883     248,810,724
==========================================================================================
    Net increase in net assets                                  88,734,188     267,600,398
==========================================================================================

NET ASSETS:

  Beginning of period                                          414,487,082     146,886,684
==========================================================================================
  End of period (including undistributed net investment
    income of $2,952,112 and $(7,747), respectively)          $503,221,270    $414,487,082
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MODERATE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Moderate Allocation Fund (the "Fund") is a series portfolio of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide total return consistent with a moderate level of risk relative to the broad stock market. The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM"). AIM may change the Fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Investments in underlying funds are valued at the end of the day net asset value per share.

       Securities in the underlying funds, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying funds' net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign

AIM MODERATE ALLOCATION FUND

     security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The results of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

       Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with AIM. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to AIM indirectly as a shareholder of the underlying funds.

    AIM has contractually agreed to reimburse expenses to the extent necessary to limit other expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 0.12% of average daily net assets, respectively, through June 30, 2007. In determining the advisor's obligation to reimburse expenses, the following expenses are not taken into account, and could cause other expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees;
(vii) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended June 30, 2006, AIM reimbursed expenses of $374,190.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended June 30, 2006, AIM was paid $73,537.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2006, the Fund paid AIS $473,047 for Class A, Class B, Class C and Class R share classes and $10 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual

AIM MODERATE ALLOCATION FUND

rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2006, the Class A, Class B, Class C and Class R shares paid $295,853, $638,028, $452,600 and $30,038, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2006, ADI advised the Fund that it retained $197,243 in front-end sales commissions from the sale of Class A shares and $739, $57,565, $8,287 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    The underlying funds pay no distribution fees and the Fund pays no sales loads or other similar compensation to ADI for acquiring underlying fund shares.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $11,382.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2006, the Fund paid legal fees of $2,477 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2006, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--TAX INFORMATION


The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2005.

AIM MODERATE ALLOCATION FUND

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2006 was $94,884,264 and $12,472,530, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $32,267,415
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (5,399,028)
===============================================================================
Net unrealized appreciation of investment securities               $26,868,387
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $476,445,333.

NOTE 8--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    JUNE 30, 2006               DECEMBER 31, 2005
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      5,169,534    $ 61,359,367    12,604,401    $139,134,370
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      2,256,310      26,631,056     7,377,227      80,814,280
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      2,307,498      27,263,781     4,863,286      53,309,220
----------------------------------------------------------------------------------------------------------------------
  Class R                                                        283,450       3,367,816     1,056,501      11,566,921
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --              --         2,060          22,473
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --       313,735       3,595,398
----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --       127,538       1,456,468
----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --        85,510         976,525
----------------------------------------------------------------------------------------------------------------------
  Class R                                                             --              --        14,379         164,639
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --              --           248           2,846
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        462,125       5,482,179       439,878       4,836,943
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (465,186)     (5,482,179)     (438,392)     (4,836,943)
======================================================================================================================
Reacquired:
  Class A                                                     (1,810,346)    (21,526,107)   (1,745,837)    (19,397,950)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (773,435)     (9,112,755)   (1,028,833)    (11,406,308)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (650,300)     (7,644,043)     (666,475)     (7,352,385)
----------------------------------------------------------------------------------------------------------------------
  Class R                                                        (57,957)       (689,375)     (369,469)     (4,073,703)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                (72)           (857)         (182)         (2,070)
======================================================================================================================
                                                               6,721,621    $ 79,648,883    22,635,575    $248,810,724
______________________________________________________________________________________________________________________
======================================================================================================================

NOTE 9--NEW ACCOUNTING PROCEDURES

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, of the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

AIM MODERATE ALLOCATION FUND


NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   CLASS A
                                                              --------------------------------------------------
                                                                                                 APRIL 30, 2004
                                                              SIX MONTHS                        (DATE OPERATIONS
                                                                 ENDED           YEAR ENDED      COMMENCED) TO
                                                               JUNE 30,         DECEMBER 31,      DECEMBER 31,
                                                                 2006               2005              2004
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  11.49           $  10.89          $ 10.00
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.09               0.24(a)          0.11(a)
----------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.21               0.57             0.87
================================================================================================================
    Total from investment operations                               0.30               0.81             0.98
================================================================================================================
Less distributions:
  Dividends from net investment income                               --              (0.18)           (0.09)
----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --              (0.03)           (0.00)
================================================================================================================
    Total distributions                                              --              (0.21)           (0.09)
================================================================================================================
Net asset value, end of period                                 $  11.79           $  11.49          $ 10.89
________________________________________________________________________________________________________________
================================================================================================================
Total return(b)                                                    2.61%              7.47%            9.85%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $259,183           $208,841          $71,431
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                      0.38%(c)           0.34%            0.40%(d)
----------------------------------------------------------------------------------------------------------------
  Without expense reimbursements                                   0.54%(c)           0.62%            0.87%(d)
================================================================================================================
Estimated underlying fund expenses(e)                              0.82%              0.82%            0.92%
================================================================================================================
Ratio of net investment income to average net assets               1.62%(c)           2.19%            1.56%(d)
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate(f)                                            3%                 2%               1%
________________________________________________________________________________________________________________
================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $238,643,584.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM MODERATE ALLOCATION FUND

                                                                                   CLASS B
                                                              -------------------------------------------------
                                                                                                APRIL 30, 2004
                                                              SIX MONTHS                       (DATE OPERATIONS
                                                                ENDED           YEAR ENDED      COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                 2006              2005              2004
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  11.45          $  10.87          $ 10.00
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.05              0.16(a)          0.06(a)
---------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.19              0.57             0.88
===============================================================================================================
    Total from investment operations                               0.24              0.73             0.94
===============================================================================================================
Less distributions:
  Dividends from net investment income                               --             (0.12)           (0.07)
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --             (0.03)           (0.00)
===============================================================================================================
    Total distributions                                              --             (0.15)           (0.07)
===============================================================================================================
Net asset value, end of period                                 $  11.69          $  11.45          $ 10.87
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                    2.10%             6.75%            9.44%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $131,804          $117,373          $45,846
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                      1.13%(c)          1.05%            1.05%(d)
---------------------------------------------------------------------------------------------------------------
  Without expense reimbursements                                   1.29%(c)          1.33%            1.52%(d)
===============================================================================================================
Estimated underlying fund expenses(e)                              0.82%             0.82%            0.92%
===============================================================================================================
Ratio of net investment income to average net assets               0.87%(c)          1.48%            0.91%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(f)                                            3%                2%               1%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $128,663,172.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM MODERATE ALLOCATION FUND

                                                                                   CLASS C
                                                              -------------------------------------------------
                                                                                                APRIL 30, 2004
                                                              SIX MONTHS                       (DATE OPERATIONS
                                                                ENDED           YEAR ENDED      COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                 2006              2005              2004
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 11.45           $ 10.87           $ 10.00
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05              0.16(a)           0.06(a)
---------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.19              0.57              0.88
===============================================================================================================
    Total from investment operations                              0.24              0.73              0.94
===============================================================================================================
Less distributions:
  Dividends from net investment income                              --             (0.12)            (0.07)
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             (0.03)            (0.00)
===============================================================================================================
    Total distributions                                             --             (0.15)            (0.07)
===============================================================================================================
Net asset value, end of period                                 $ 11.69           $ 11.45           $ 10.87
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                   2.10%             6.75%             9.44%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $98,857           $77,801           $27,339
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                     1.13%(c)          1.05%             1.05%(d)
---------------------------------------------------------------------------------------------------------------
  Without expense reimbursements                                  1.29%(c)          1.33%             1.52%(d)
===============================================================================================================
Estimated underlying fund expenses(e)                             0.82%             0.82%             0.92%
===============================================================================================================
Ratio of net investment income to average net assets              0.87%(c)          1.48%             0.91%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(f)                                           3%                2%                1%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $91,270,289.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM MODERATE ALLOCATION FUND

                                                                                   CLASS R
                                                              -------------------------------------------------
                                                                                                APRIL 30, 2004
                                                              SIX MONTHS                       (DATE OPERATIONS
                                                                ENDED           YEAR ENDED      COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                 2006              2005              2004
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 11.48           $ 10.89            $10.00
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.07              0.22(a)           0.10(a)
---------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.21              0.57              0.88
===============================================================================================================
    Total from investment operations                              0.28              0.79              0.98
===============================================================================================================
Less distributions:
  Dividends from net investment income                              --             (0.17)            (0.09)
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             (0.03)            (0.00)
===============================================================================================================
    Total distributions                                             --             (0.20)            (0.09)
===============================================================================================================
Net asset value, end of period                                 $ 11.76           $ 11.48            $10.89
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                   2.44%             7.21%             9.80%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $13,233           $10,332            $2,161
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                     0.63%(c)          0.55%             0.55%(d)
---------------------------------------------------------------------------------------------------------------
  Without expense reimbursements                                  0.79%(c)          0.83%             1.02%(d)
===============================================================================================================
Estimated underlying fund expenses(e)                             0.82%             0.82%             0.92%
===============================================================================================================
Ratio of net investment income to average net assets              1.37%(c)          1.98%             1.41%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(f)                                           3%                2%                1%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $12,114,634.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM MODERATE ALLOCATION FUND

                                                                             INSTITUTIONAL CLASS
                                                              -------------------------------------------------
                                                                                                APRIL 30, 2004
                                                              SIX MONTHS                       (DATE OPERATIONS
                                                                ENDED           YEAR ENDED      COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                 2006              2005              2004
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $11.52            $10.91            $10.00
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.11              0.28(a)           0.13(a)
---------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.20              0.57              0.88
===============================================================================================================
    Total from investment operations                              0.31              0.85              1.01
===============================================================================================================
Less distributions:
  Dividends from net investment income                              --             (0.21)            (0.10)
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             (0.03)            (0.00)
===============================================================================================================
    Total distributions                                             --             (0.24)            (0.10)
===============================================================================================================
Net asset value, end of period                                  $11.83            $11.52            $10.91
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                   2.69%             7.76%            10.16%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  144            $  141            $  110
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                     0.10%(c)          0.05%             0.05%(d)
---------------------------------------------------------------------------------------------------------------
  Without expense reimbursements                                  0.10%(c)          0.15%             0.40%(d)
===============================================================================================================
Estimated underlying fund expenses(e)                             0.82%             0.82%             0.92%
===============================================================================================================
Ratio of net investment income to average net assets              1.90%(c)          2.48%             1.91%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(f)                                           3%                2%                1%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $144,857.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

AIM MODERATE ALLOCATION FUND

PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State Auditor - Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM MODERATE ALLOCATION FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

        DOMESTIC EQUITY                              SECTOR EQUITY                             AIM ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund         AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                            AIM Growth Allocation Fund
AIM Capital Development Fund                 AIM Financial Services Fund                AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund                AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund                AIM Moderately Conservative Allocation Fund
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund
AIM Dynamics Fund                            AIM Leisure Fund
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund                             DIVERSIFIED PORTFOLIOS
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)
AIM Mid Cap Basic Value Fund                 AIM Technology Fund                        AIM Income Allocation Fund
AIM Mid Cap Core Equity Fund(1)              AIM Utilities Fund                         AIM International Allocation Fund
AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund                           FIXED INCOME
AIM S&P 500 Index Fund
AIM Select Equity Fund                       TAXABLE
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund                    AIM Enhanced Short Bond Fund
AIM Structured Core Fund                     AIM Floating Rate Fund
AIM Structured Growth Fund                   AIM High Yield Fund
AIM Structured Value Fund                    AIM Income Fund
AIM Summit Fund                              AIM Intermediate Government Fund
AIM Trimark Endeavor Fund                    AIM International Bond Fund
AIM Trimark Small Companies Fund             AIM Limited Maturity Treasury Fund
                                             AIM Money Market Fund
*Domestic equity and income fund             AIM Short Term Bond Fund
                                             AIM Total Return Bond Fund
                                             Premier Portfolio
     INTERNATIONAL/GLOBAL EQUITY AIM         Premier U.S.Government Money Portfolio

Asia Pacific Growth Fund                     TAX-FREE
AIM China Fund
AIM Developing Markets Fund                  AIM High Income Municipal Fund(1)
AIM European Growth Fund                     AIM Municipal Bond Fund
AIM European Small Company Fund(1)           AIM Tax-Exempt Cash Fund
AIM Global Aggressive Growth Fund            AIM Tax-Free Intermediate Fund
AIM Global Equity Fund                       Premier Tax-Exempt Portfolio
AIM Global Growth Fund
AIM Global Value Fund
AIM Japan Fund
AIM International Core Equity Fund                  ================================================================================
AIM International Growth Fund                       CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
AIM International Small Company Fund(1)             FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
AIM Trimark Fund                                    FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                                    ================================================================================

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

   If used after October 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $414 billion in assets under management. Data as of June 30, 2006.

AIMinvestments.com                  MAL-SAR-1           A I M Distributors, Inc.


                      [YOUR GOALS. OUR SOLUTIONS.]
                        --Registered Trademark--
========================================================================
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash                        [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management                      --Registered Trademark--
                               Plans    Accounts
========================================================================

                                                             AIM MODERATE GROWTH
                                                                 ALLOCATION FUND
                               Semiannual Report to Shareholders o June 30, 2006


                                  [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIM MODERATE GROWTH ALLOCATION FUND SEEKS LONG-TERM GROWTH OF CAPITAL CONSISTENT WITH A HIGHER LEVEL OF RISK RELATIVE TO THE BROAD STOCK MARKET.

o Unless otherwise stated, information presented in this report is as of June 30, 2006, and is based on total net assets.


ABOUT SHARE CLASSES                          may change their investment objectives       value of its assets, general economic
                                             or policies without the approval of the      conditions, interest rates, investor
o Class B shares are not available as an     Fund. If that were to occur, the Fund        perceptions and market liquidity.
investment for retirement plans              might be forced to withdraw its
maintained pursuant to Section 401 of        investments from the underlying funds at     o The underlying funds may invest in
the Internal Revenue Code, including         a time that is unfavorable to the Fund.      obligations and instrumentalities of the
401(k) plans, money purchase pension                                                      U.S. Government that may vary in the
plans and profit sharing plans, except       PRINCIPAL RISKS OF INVESTING IN THE          level of support they receive from the
for plans that have existing accounts        UNDERLYING FUNDS                             U.S GOVERNMENT. The U.S. Government may
invested in Class B shares.                                                               choose not to provide financial support
                                             o Investing in a mutual fund that            to U.S. Government sponsored agencies or
o Class R shares are available only to       invests in international securities          instrumentalities if it is not legally
certain retirement plans. Please see the     presents certain risks not associated        obligated to do so, in which case, if
prospectus for more information.             with investing solely in the United          the issuer defaulted, the underlying
                                             States. These include risks relating to      fund holding securities of such issuer
PRINCIPAL RISKS OF INVESTING IN THE FUND     fluctuations in the value of the U.S.        might not be able to recover its
                                             dollar relative to the values of other       investment from the U.S Government.
o The Fund is a "fund of funds," which       currencies, the custody arrangements
means that it invests its assets in          made for the Fund's foreign holdings,        o The prices of and the income generated
other underlying mutual funds advised by     differences in accounting, political         by securities held by the underlying
A I M Advisors, Inc.                         risks and the lesser degree of public        funds may decline in response to certain
                                             information required to be provided by       events, including those directly
o Investors will bear not just their         non-U.S. companies.                          involving the companies whose securities
share of the Fund's operational                                                           are owned by the underlying funds;
expenses, but also, indirectly, the          o Investing in a Fund that invests in        general economic and market conditions.
operating expenses of the underlying         smaller companies involves greater risk
funds.                                       than investing in more established           o The underlying funds may use enhanced
                                             companies, such as business risk,            investment techniques such as leveraging
o The advisor may change the Fund's          significant stock price fluctuations and     and derivatives. Leveraging entails
asset class allocations, the underlying      illiquidity.                                 special risks such as magnifying changes
funds or the target weightings in the                                                     in the value of the portfolio's
underlying funds at its discretion.          o The Fund may invest in funds that          securities. Derivatives are subject to
                                             invest in real estate investment trusts      counter party risk-the risk that the
o The advisor has the ability to select      (REITs), which present risks not             other party will not complete the
and substitute the underlying funds in       associated with investing in stocks.         transaction with the fund.
which the Fund invests, and may be
subject to potential conflicts of            o Some of the underlying funds may           o An underlying fund in which the fund
interest in selecting underlying funds       invest in mortgage-backed securities,        invests could conceivably hold real
because it may receive higher fees from      which may lose value if mortgages are        estate directly if a company defaults on
certain underlying funds than others.        prepaid in response to falling interest      debt securities the underlying fund
However, as a fiduciary to the Fund, the     rates.                                       owns. In that event, an investment in
advisor is required to act in the Fund's                                                  the underlying fund may have additional
best interest when selecting the             o Investing in emerging markets involves     risks relating to direct ownership in
underlying funds.                            greater risk than investing in more          real estate, including difficulties in
                                             established markets. Risks for emerging      valuating and trading real estate,
o There is a risk that the advisor's         markets include, for instance, risks         declines in the value of the properties,
evaluations and assumptions regarding        relating to the relatively smaller size      risk relating to general and local
the Fund's broad asset classes or the        and lesser liquidity of these markets,       economic conditions, changes in the
underlying funds in which the Fund           high inflation rates, adverse political      climate for real estate, increases in
invests may be incorrect based on actual     developments and lack of timely              taxes, expenses and costs, changes in
market conditions. There can be no           information.                                 laws, casualty and condemnation losses,
assurance that the underlying funds will                                                  rent control limitations and increases
achieve their investment objectives, and     o Prices of equity securities change in      in interest rates.
the performance of the underlying funds      response to many factors including the
may be lower than that of the asset          historical and prospective earnings of
class they were selected to represent.       the issuer, the
The underlying funds

================================================================================         ========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                FUND NASDAQ SYMBOLS
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                       Class A Shares                    AAMGX
================================================================================         Class B Shares                    AMBGX
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE                                    Class C Shares                    ACMGX
                                                                                         Class R Shares                    RAMGX
AIMinvestments.com                                                                       ========================================
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



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o The values of convertible securities       o The unmanaged LEHMAN BROTHERS U.S.         OTHER INFORMATION
in which an underlying fund may invest       AGGREGATE BOND INDEX, which represents
will be affected by market interest          the U.S. investment-grade fixed-rate         o The returns shown in management's
rates, the risk that the issuer may          bond market (including government and        discussion of Fund performance are based
default on interest or principal             corporate securities, mortgage               on net asset values calculated for
payments and the value of the underlying     pass-through securities and asset-backed     shareholder transactions. Generally
common stock into which these securities     securities), is compiled by Lehman           accepted accounting principles require
may be converted.                            Brothers.                                    adjustments to be made to the net assets
                                                                                          of the Fund at period end for financial
o The underlying funds may invest a          o The unmanaged LEHMAN BROTHERS HIGH         reporting purposes, and as such, the net
portion of their assets in debt              YIELD INDEX, which represents the            asset values for shareholder
securities such as notes and bonds. The      performance of high-yield debt               transactions and the returns based on
values of debt securities and the income     securities, is compiled by Lehman            those net asset values may differ from
generated by debt securities may be          Brothers. Lehman Brothers is a global        the net asset values and returns
affected by changing interest rates and      investment bank.                             reported in the Financial Highlights.
by changes in effective maturities and
credit ratings of these securities.          o The unmanaged LIPPER MIXED-ASSET           The Fund provides a complete list of its
                                             TARGET ALLOCATION GROWTH FUND INDEX is       holdings four times in each fiscal year,
o The underlying funds may invest in         an equally weighted representation of        at the quarterends. For the second and
lower quality debt securities, commonly      the 10 largest conservative funds that       fourth quarters, the lists appear in the
known as "junk bonds". Compared to           by portfolio practice maintain a mix of      Fund's semiannual and annual reports to
higher quality debt securities, junk         between 60%-80% equity securities, with      shareholders. For the first and third
bonds involve greater risk of default or     the remainder invested in bonds, cash        quarters, the Fund files the lists with
price changes due to changes in credit       and cash equivalents. Lipper Inc. is an      the Securities and Exchange Commission
quality of the issuer because they are       independent mutual fund performance          (SEC) on Form N-Q. The most recent list
generally unsecured and may be               monitor.                                     of portfolio holdings is available at
subordinated to other creditors' claims.                                                  AIMinvestments.com. From our home page,
Credit ratings on junk bonds do not          o The unmanaged LIPPER MULTI-CAP CORE        click on Products & Performance, then
necessarily reflect their actual market      FUND INDEX represents an average of the      Mutual Funds, then Fund Overview. Select
risk.                                        performance of the 30 largest                your Fund from the drop-down menu and
                                             multi-capitalization core funds tracked      click on Complete Quarterly Holdings.
o Certain of the underlying funds may        by Lipper Inc., an independent mutual        Shareholders can also look up the Fund's
participate in the initial public            fund performance monitor.                    Forms N-Q on the SEC Web site at
offering (IPO) market in some market                                                      sec.gov. Copies of the Fund's Forms N-Q
cycles. If the underlying funds have a       o The unmanaged Russell 2000--Registered     may be reviewed and copied at the SEC
smaller asset base, any investment an        Trademark-- Index represents the             Public Reference Room at 100 F Street,
underlying fund may make in IPOs may         performance of the stocks of                 N.E., Washington, D.C. 20549. You can
significantly affect the fund's total        small-capitalization companies.              obtain information on the operation of
return.                                                                                   the Public Reference Room, including
                                             o The Fund is not managed to track the       information about duplicating fee
ABOUT INDEXES USED IN THIS REPORT            performance of any particular index,         charges, by calling 202-942-8090 or
                                             including the indexes defined here, and      800-732-0330, or by electronic request
o The unmanaged STANDARD & POOR'S            consequently, the performance of the         at the following e-mail address:
COMPOSITE INDEX OF 500 STOCKS (the S&P       Fund may deviate significantly from the      publicinfo@sec.gov. The SEC file numbers
500--Registered Trademark-- Index) is an     performance of the indexes.                  for the Fund are 811-02699 and
index of common stocks frequently used                                                    002-57526.
as a general measure of U.S. stock           o A direct investment cannot be made in
market performance.                          an index. Unless otherwise indicated,        A description of the policies and
                                             index results include reinvested             procedures that the Fund uses to
o The CUSTOM MODERATE GROWTH ALLOCATION      dividends, and they do not reflect sales     determine how to vote proxies relating
Index used in this report is composed of     charges. Performance of an index of          to portfolio securities is available
58% Russell 3000 Index, 22% MSCI EAFE        funds reflects fund expenses;                without charge, upon request, from our
Index, 10% Lehman Brothers U.S.              performance of a market index does not.      Client Services department at
Aggregate Bond Index and 10% Lehman                                                       800-959-4246 or on the AIM Web site,
Brothers High Yield Index.                                                                AIMinvestments.com. On the home page,
                                                                                          scroll down and click on AIM Funds Proxy
o The unmanaged MSCI EUROPE, AUSTRALASIA                                                  Policy. The information is also
AND THE FAR EAST INDEX (the MSCI                                                          available on the SEC Web site, sec.gov.
EAFE--Registered Trademark--) is a group
of foreign securities tracked by Morgan                                                   Information regarding how the Fund voted
Stanley Capital International.                                                            proxies related to its portfolio
                                                                                          securities during the 12 months ended
o The unmanaged RUSSELL 3000--Registered                                                  June 30, 2006, is available at our Web
Trademark-- INDEX is an index of common                                                   site. Go to AIMinvestments.com, access
stocks that measures performance of the                                                   the About Us tab, click on Required
largest 3,000 U.S. companies based on                                                     Notices and then click on Proxy Voting
market capitalization.                                                                    Activity. Next, select the Fund from the
                                                                                          drop-down menu. The information is also
                                                                                          available on the SEC Web site, sec.gov.
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



AIM MODERATE GROWTH ALLOCATION FUND

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
                                             DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF FUNDS--Registered Trademark--:

                                             We're pleased to provide you with this report, which includes a discussion of how your Fund was managed during the period under review in this report, and what factors affected its performance. That discussion begins on page 3.
[GRAHAM
 PHOTO]                                         It's been said nothing is certain but death and taxes. We would venture to add that one other thing is certain: Markets change--and change often--in the
Robert H. Graham                             short term. The first six months of 2006 were a perfect example. Domestic and global equity markets were generally strong during the early months of the
[TAYLOR                                      period, but they became considerably more volatile and negative beginning in
 PHOTO]                                      May. Inflation fears were the primary cause of this change in market sentiment:

Philip Taylor                                   o  Amid signs of rising inflation, the U.S. Federal Reserve Board continued
                                                   to raise interest rates in response to inflation risks.

                                                o  The dollar remained weak, making imports more expensive and thereby raising inflation.

                                                o  Oil prices remained at historically high levels, threatening to reduce consumer spending--and possibly slowing the U.S. economy.

                                                While we can't do anything about the ambiguity and uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM
                                             Investments--Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                                                We also believe in the value of a trusted financial advisor who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                                             OUR COMMITMENT TO YOU

                                             In the short term, the one sure thing about markets is their unpredictability.
                                             While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                                                Information about investing, the markets and your Fund is always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                                             Sincerely,

                                             /s/ ROBERT H. GRAHAM                        /s/ PHILIP TAYLOR

                                             Robert H. Graham                            Philip Taylor
                                             Vice Chair -- AIM Funds                     President -- AIM Funds
                                             Chair, AIM Investments                      CEO, AIM Investments

                                             August 10, 2006

                                             AIM Investments is a registered service mark of A I M Management Group Inc.
                                             A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors.
                                             A I M Distributors, Inc. is the distributor for the retail funds represented by
                                             AIM Investments.
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                                       1

AIM MODERATE GROWTH ALLOCATION FUND

                                             DEAR FELLOW AIM FUND SHAREHOLDERS:

                                             At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

[CROCKETT                                      Looking ahead, your Board finds many reasons to be positive about AIM's
  PHOTO]                                     management and strategic direction. Most importantly, AIM management's investment management discipline is paying off in terms of improved overall
BRUCE L. CROCKETT                            performance. While work remains to be done, AIM's complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000. We are also pleased with AIM management's efforts to seek more cost-effective ways of delivering superior service.

                                               In addition, AIM is realizing the benefits of belonging to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security.
                                             AMVESCAP manages more than $414 billion globally, operating under the AIM,
                                             INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                                               The seven new AIM funds--which include Asian funds, structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                                               Your Board is very pleased with the overall direction and progress of the AIM
                                             Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM
                                             Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX
                                             77046.


                                             Sincerely,

                                             /s/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             August 10, 2006

                                             *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site
                                             (aiminvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of the advisory agreement information for your Fund is also included in this semiannual report on pages 7--8.
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                                       2

AIM MODERATE GROWTH ALLOCATION FUND


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

MANAGEMENT'S DISCUSSION                                                                     large). The 11 underlying funds include
OF FUND PERFORMANCE                                                                         nine stock funds, which represent 80% of
==========================================================================================  the portfolio, and two bond funds, which represent the remaining 20%.
PERFORMANCE SUMMARY                          =============================================
                                                                                                This broad diversification is
For the six months ended June 30, 2006,      FUND VS. INDEXES                               designed to maximize the probability
AIM Moderate Growth Allocation Fund                                                         that during any given period, the
produced strong returns at net asset         CUMULATIVE TOTAL RETURNS,                      portfolio will be exposed to market
value. The Fund significantly                12/31/05--6/30/06, EXCLUDING APPLICABLE        areas that perform well, while
outperformed the broad stock market, as      SALES CHARGES. IF SALES CHARGES WERE           minimizing volatility by limiting
represented by the S&P 500 Index. The        INCLUDED, RETURNS WOULD BE LOWER.              exposure to any areas of the market that
Fund's performance was broad-based, with                                                    may be underperforming.
eight of its 11 underlying funds             Class A Shares                          4.05%
contributing positively to total returns                                                        We establish target asset class
for the period.                              Class B Shares                          3.62   weightings and underlying fund
                                                                                            selections for the Fund and also monitor
   The Fund benefited from its broad         Class C Shares                          3.71   the Fund on an ongoing basis. The
diversification, with exposure to a                                                         underlying funds are actively managed by
number of areas of the market that           Class R Shares                          3.88   their respective management teams based
performed particularly well during the                                                      on individual fund objectives,
period. The Fund's holdings in               S&P 500 Index                                  investment strategies and management
international equity funds helped the        (Broad Market Index)                    2.71   techniques.
Fund outperform the broad stock market,
as did its exposure to a small-cap fund      Custom Moderate Growth                             While the weightings of various
that benefited from strong stock             Allocation Index (Style-Specific Index) 4.35   underlying funds in the portfolio may
selection and market trends. The Fund's                                                     vary from their targets during the year
allocation to fixed income holdings          Lipper Mixed-Asset Target Allocation           due to market movements, we rebalance
(20%) served as a counterweight, helping     Growth Fund Index (Peer Group Index)    3.04   the portfolio annually to maintain its
to mitigate the impact of equity market                                                     target asset class allocations.
volatility during the period.                Lipper Multi-Cap Core Fund Index
                                             (Former Peer Group Index)(1)            2.90   MARKET CONDITIONS AND YOUR FUND
   The Fund modestly underperformed the
Custom Moderate Growth Allocation Index,     SOURCE: LIPPER INC.                            Domestic equity markets were mixed
which approximates the performance of                                                       during the first half of 2006 amid
the types of holdings owned by the           (1) Lipper recently reclassified AIM           continued investor concerns regarding
Fund's underlying funds. This                Moderate Growth Allocation Fund from the       rising interest rates and oil prices,
underperformance was mainly due to the       Lipper Multi-Cap Core Fund category to         and their potential negative effects on
relative underperfor-                        the Lipper Mixed-Asset Target Allocation       economic growth, inflation, consumer
                                             Growth Fund category.                          spending and corporate profits. In
                                                                                            general, telecommunication services and
                                             =============================================  energy stocks outperformed for the period while information technology (IT)
                                             mance of underlying funds within the           and health care trailed. Small-
                                             large-cap growth, large-cap value and
                                             mid-cap value categories.                                                   (continued)

                                                Your Fund's long-term performance
                                             appears on page 5.

==========================================================================================

HOW WE INVEST                                investment styles (value, blend/core and
                                             growth), regions (domestic and
The Fund invests in 11 underlying funds      international) and market
diversified among asset classes (stocks      capitalizations (small, mid and
and bonds),

========================================     ========================================       ========================================

PORTFOLIO COMPOSITION                        FUND                                             TARGET          % OF TOTAL NET ASSETS
                                                                                            ALLOCATION             AS OF 6/30/06
ASSET CLASS                                  AIM Large Cap Growth Fund
                                                                                              16.5%                   16.5%
Large Cap Growth                             AIM Large Cap Basic Value Fund
                                                                                              14.0                    14.0
Large Cap Value                              AIM Dynamics Fund
                                                                                               5.0                     5.0
Mid Cap Growth                               AIM Mid Cap Basic Value Fund
                                                                                               5.0                     5.0
Mid Cap Value                                AIM Small Cap Equity Fund
                                                                                               7.5                     7.5
Small Cap                                    AIM International Growth Fund
                                                                                              11.0                    11.3
International/Global Growth                  AIM International Core Equity Fund
                                                                                              11.0                    11.2
International/Global Blend                   AIM Multi-Sector Fund
                                                                                               7.5                     7.5
Sector                                       AIM Real Estate Fund
                                                                                               2.5                     2.5
Real Estate                                  AIM Total Return Bond Fund
                                                                                              10.0                     9.7
Intermediate Term Investment Grade           AIM High Yield Fund
                                                                                              10.0                     9.8
Taxable Non-Investment Grade
                                                                                            TOTAL NET ASSETS        $142.2 MILLION

The Fund purchases Institutional Class shares of the underlying funds. Institutional Class shares have no sales charge. The Fund's holdings are subject to change and there is no assurance that the Fund will continue to hold any particular fund.

========================================     ========================================       ========================================
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                                        3

AIM MODERATE GROWTH ALLOCATION FUND

cap stocks posted particularly               Brothers U.S. Aggregate Bond Index                         GARY WENDLER is manager
impressive returns due to strong             returning -0.72%. However, the high            [WENDLER    of AIM Moderate Growth
performance within this category during      yield market posted gains, as the Lehman        PHOTO]     Allocation Fund. He began
the first quarter. International equity      Brothers High Yield Index rose 3.14%                       his career in the investment
markets also posted strong gains,            during the reporting period. U.S.              industry in 1986 and joined AIM in 1995.
outperforming most domestic equity           Treasury securities with two-year,             Mr. Wendler earned a B.B.A. in finance
markets during the period.                   five-year and 10-year maturity dates           from Texas A&M University.
                                             moved up in tandem and were posting
   Within the Fund's 80% equity              similar current yields by the end of the
component, seven of the nine underlying      period.
equity funds made positive contributions
to Fund performance. The largest                In this environment, the Fund's 20%
contributors included the following:         allocation to fixed income securities
                                             helped reduce the impact of equity
   AIM International Core Equity Fund        market volatility. The Fund's 10%
and AIM International Growth Fund were       allocation to AIM High Yield Fund made
the leading contributors to performance,     the largest contribution, as the high
due in part to the strength of               yield market performed well during the
international stock markets. In              period. Alternatively, AIM Total Return
particular, the funds' results were          Bond Fund was a modest detractor from
driven by heavy exposure to European         overall performance.
stocks, which led international markets
during the period. Financials holdings       IN CLOSING
within these funds also helped overall
performance.                                 AIM Moderate Growth Allocation Fund is
                                             intended for investors with a moderate
   AIM Small Cap Equity Fund also made a     to high risk tolerance. The Fund was
significant contribution to performance      designed to improve investors' odds that
during the period. This fund benefited       during any given period, the portfolio
from positive absolute performance in        would include some market areas that
all 10 economic sectors, with the            would perform well and strive to limit
highest positive impact on performance       exposure to any market areas that might
coming from holdings in the financials,      be underperforming. The percentage of
industrials and energy sectors. On a         the Fund's net assets invested in each
relative basis, AIM Small Cap Equity         of the underlying funds was set at a
Fund outperformed the Russell 2000 Index     specific target level at the Fund's
in seven out of 10 sectors, with the         inception to provide broad
widest margin of outperformance in the       diversification across asset classes,
consumer discretionary, financials and       investment styles, regions and market
energy sectors.                              capitalizations.

   Modest detractors from performance           We remain committed to these
during the reporting period were AIM Mid     strategies, and as always, we thank you
Cap Basic Value Fund and AIM Large Cap       for your investment in AIM Moderate
Growth Fund. AIM Mid Cap Basic Value         Growth Allocation Fund.
Fund experienced below market returns
from selected investments in the             THE VIEWS AND OPINIONS EXPRESSED IN
information technology, consumer             MANAGEMENT'S DISCUSSION OF FUND
discretionary and materials sectors,         PERFORMANCE ARE THOSE OF A I M ADVISORS,
while AIM Large Cap Growth Fund was hurt     INC. THESE VIEWS AND OPINIONS ARE
by holdings in health care.                  SUBJECT TO CHANGE AT ANY TIME BASED ON
                                             FACTORS SUCH AS MARKET AND ECONOMIC
   AIM Mid Cap Basic Value Fund and AIM      CONDITIONS. THESE VIEWS AND OPINIONS MAY
Large Cap Growth Fund also detracted         NOT BE RELIED UPON AS INVESTMENT ADVICE
from the Fund's performance relative to      OR RECOMMENDATIONS, OR AS AN OFFER FOR A
its style-specific index, as did AIM         PARTICULAR SECURITY. THE INFORMATION IS
Large Cap Basic Value Fund. AIM Large        NOT A COMPLETE ANALYSIS OF EVERY ASPECT
Cap Basic Value Fund experienced             OF ANY MARKET, COUNTRY, INDUSTRY,
below-market returns from selected           SECURITY OR THE FUND. STATEMENTS OF FACT
investments in the health care, IT and       ARE FROM SOURCES CONSIDERED RELIABLE,
consumer discretionary sectors during        BUT A I M ADVISORS, INC. MAKES NO
the period.                                  REPRESENTATION OR WARRANTY AS TO THEIR
                                             COMPLETENESS OR ACCURACY. ALTHOUGH
   Most fixed income markets were down       HISTORICAL PERFORMANCE IS NO GUARANTEE
slightly for the six-month period, with      OF FUTURE RESULTS, THESE INSIGHTS MAY
the Lehman                                   HELP YOU UNDERSTAND OUR INVESTMENT
                                             MANAGEMENT PHILOSOPHY.                            [RIGHT ARROW GRAPHIC]

                                                See important Fund and index           FOR A PRESENTATION OF YOUR FUND'S
                                             disclosures on the inside front cover.    LONG-TERM PERFORMANCE, PLEASE SEE PAGE 5.

AIM MODERATE GROWTH ALLOCATION FUND


YOUR FUND'S LONG-TERM PERFORMANCE

========================================

AVERAGE ANNUAL TOTAL RETURNS

AS OF 6/30/06, INCLUDING APPLICABLE
SALES CHARGES

CLASS A SHARES
Inception (4/29/05)              10.03%
 1 Year                           6.25

CLASS B SHARES
Inception (4/29/05)              11.32%
 1 Year                           6.59

CLASS C SHARES
Inception (4/29/05)              14.66%
 1 Year                          10.70

CLASS R SHARES
Inception (4/29/05)              15.21%
 1 Year                          12.22

========================================

THE PERFORMANCE DATA QUOTED REPRESENT        SALE OF FUND SHARES. INVESTMENT RETURN       1% FOR THE FIRST YEAR AFTER PURCHASE.
PAST PERFORMANCE AND CANNOT GUARANTEE        AND PRINCIPAL VALUE WILL FLUCTUATE SO        CLASS R SHARES DO NOT HAVE A FRONT-END
COMPARABLE FUTURE RESULTS; CURRENT           THAT YOU MAY HAVE A GAIN OR LOSS WHEN        SALES CHARGE; RETURNS SHOWN ARE AT NET
PERFORMANCE MAY BE LOWER OR HIGHER.          YOU SELL SHARES.                             ASSET VALUE AND DO NOT REFLECT A 0.75%
PLEASE VISIT AIMINVESTMENTS.COM FOR THE                                                   CDSC THAT MAY BE IMPOSED ON A TOTAL
MOST RECENT MONTH-END PERFORMANCE.              CLASS A SHARE PERFORMANCE REFLECTS        REDEMPTION OF RETIREMENT PLAN ASSETS
PERFORMANCE FIGURES REFLECT REINVESTED       THE MAXIMUM 5.50% SALES CHARGE, AND          WITHIN THE FIRST YEAR.
DISTRIBUTIONS, CHANGES IN NET ASSET          CLASS B AND CLASS C SHARE PERFORMANCE
VALUE AND THE EFFECT OF THE MAXIMUM          REFLECTS THE APPLICABLE CONTINGENT              THE PERFORMANCE OF THE FUND'S SHARE
SALES CHARGE UNLESS OTHERWISE STATED.        DEFERRED SALES CHARGE (CDSC) FOR THE         CLASSES WILL DIFFER PRIMARILY DUE TO
PERFORMANCE FIGURES DO NOT REFLECT           PERIOD INVOLVED. THE CDSC ON CLASS B         DIFFERENT SALES CHARGE STRUCTURES AND
DEDUCTION OF TAXES A SHAREHOLDER WOULD       SHARES DECLINES FROM 5% BEGINNING AT THE     CLASS EXPENSES.
PAY ON FUND DISTRIBUTIONS OR                 TIME OF PURCHASE TO 0% AT THE BEGINNING
                                             OF THE SEVENTH YEAR. THE CDSC ON CLASS C        HAD THE ADVISOR NOT WAIVED FEES
                                             SHARES IS                                    AND/OR REIMBURSED EXPENSES, PERFORMANCE
                                                                                          WOULD HAVE BEEN LOWER.

AIM MODERATE GROWTH ALLOCATION FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      are incurred directly by the underlying      Fund's actual return. The Fund's actual
                                             funds and are deducted from the value of     cumulative total returns at net asset
As a shareholder of the Fund, you incur      the funds your Fund invests in. The          value after expenses for the six months
two types of costs: (1) transaction          effect of the estimated underlying fund      ended June 30, 2006, appear in the table
costs, which may include sales charges       expenses that you bear indirectly are        "Fund vs. Indexes" on page 3.
(loads) on purchase payments; contingent     included in your Fund's total return.
deferred sales charges on redemptions;                                                       THE HYPOTHETICAL ACCOUNT VALUES AND
and redemption fees, if any; and (2)         ACTUAL EXPENSES                              EXPENSES MAY NOT BE USED TO ESTIMATE THE
ongoing costs, including distribution                                                     ACTUAL ENDING ACCOUNT BALANCE OR
and/or service fees (12b-1); and other       The table below provides information         EXPENSES YOU PAID FOR THE PERIOD. YOU
Fund expenses. This example is intended      about actual account values and actual       MAY USE THIS INFORMATION TO COMPARE THE
to help you understand your ongoing          expenses. You may use the information in     ONGOING COSTS OF INVESTING IN THE FUND
costs (in dollars) of investing in the       this table, together with the amount you     AND OTHER FUNDS. TO DO SO, COMPARE THIS
Fund and to compare these costs with         invested, to estimate the expenses that      5% HYPOTHETICAL EXAMPLE WITH THE 5%
ongoing costs of investing in other          you paid over the period. Simply divide      HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
mutual funds. The example is based on an     your account value by $1,000 (for            SHAREHOLDER REPORTS OF THE OTHER FUNDS.
investment of $1,000 invested at the         example, an $8,600 account value divided
beginning of the period and held for the     by $1,000 = 8.6), then multiply the             Please note that the expenses shown
entire period January 1, 2006, through       result by the number in the table under      in the table are meant to highlight your
June 30, 2006.                               the heading entitled "Actual Expenses        ongoing costs only and do not reflect
                                             Paid During Period" to estimate the          any transactional costs, such as sales
   In addition to the fees and expenses      expenses you paid on your account during     charges (loads) on purchase payments,
which the Fund bears directly, the Fund      this period.                                 contingent deferred sales charges on
indirectly bears a pro rata share of the                                                  redemptions, and redemption fees, if
fees and expenses of the underlying          HYPOTHETICAL EXAMPLE FOR COMPARISON          any. Therefore, the hypothetical
funds in which your Fund invests. The        PURPOSES                                     information is useful in comparing
amount of fees and expenses incurred                                                      ongoing costs only, and will not help
indirectly by your Fund will vary            The table below also provides                you determine the relative total costs
because the underlying funds have varied     information about hypothetical account       of owning different funds. In addition,
expenses and fee levels and the Fund may     values and hypothetical expenses based       expenses shown in the table do not
own different proportions of the             on the Fund's actual expense ratio and       include the expenses of the underlying
underlying funds at different times.         an assumed rate of return of 5% per year     funds, which are borne indirectly by the
Estimated underlying fund expenses are       before expenses, which is not the            Fund. If transactional costs and
not expenses that are incurred directly                                                   indirect expenses were included, your
by your Fund. They are expenses that                                                      costs would have been higher.

====================================================================================================================================
                                                         ACTUAL                     HYPOTHETICAL
                                                                         (5% ANNUAL RETURN BEFORE EXPENSES)

                          BEGINNING             ENDING          EXPENSES        ENDING        EXPENSES       ANNUALIZED
       SHARE            ACCOUNT VALUE        ACCOUNT VALUE    PAID DURING   ACCOUNT VALUE    PAID DURING       EXPENSE
       CLASS               (1/1/06)          (6/30/06)(1)       PERIOD(2)      (6/30/06)      PERIOD(2)         RATIO
         A                $1,000.00           $1,040.50          $1.92        $1,022.91         $1.91           0.38%
         B                 1,000.00            1,036.20           5.70         1,019.19          5.66           1.13
         C                 1,000.00            1,037.10           5.71         1,019.19          5.66           1.13
         R                 1,000.00            1,038.80           3.18         1,021.67          3.16           0.63

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June 30,
    2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2006, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

                                                                                       [ARROW
                                                                                       BUTTON     FOR MORE INFORMATION VISIT
                                                                                       IMAGE]         AIMinvestments.com

AIM MODERATE GROWTH ALLOCATION FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Growth          o The nature and extent of the advisory      to a specified percentage of average
Series (the "Board") oversees the            services to be provided by AIM. The          daily net assets for each class of the
management of AIM Moderate Growth            Board reviewed the services to be            Fund. The Board considered the
Allocation Fund (the "Fund") and, as         provided by AIM under the Advisory           contractual nature of this fee
required by law, determines annually         Agreement. Based on this review, the         waiver/expense limitation and noted that
whether to approve the continuance of        Board concluded that the range of            it remains in effect through June 30,
the Fund's advisory agreement with A I M     services to be provided by AIM under the     2007. The Board considered the effect
Advisors, Inc. ("AIM"). Based upon the       Advisory Agreement was appropriate and       this fee waiver/expense limitation would
recommendation of the Investments            that AIM is currently providing services     have on the Fund's estimated expenses
Committee of the Board, at a meeting         in accordance with the terms of the          and concluded that the levels of fee
held on June 27, 2006, the Board,            Advisory Agreement.                          waivers/expense limitations for the Fund
including all of the independent                                                          were fair and reasonable.
trustees, approved the continuance of        o The quality of services to be provided
the advisory agreement (the "Advisory        by AIM. The Board reviewed the               o Breakpoints and economies of scale.
Agreement") between the Fund and AIM for     credentials and experience of the            The Board noted that AIM does not charge
another year, effective July 1, 2006.        officers and employees of AIM who will       the Fund any advisory fees pursuant to
                                             provide investment advisory services to      the Advisory Agreement, although the
   The Board considered the factors          the Fund. In reviewing the                   underlying funds in which the Fund
discussed below in evaluating the            qualifications of AIM to provide             invests pay AIM advisory fees.
fairness and reasonableness of the           investment advisory services, the Board
Advisory Agreement at the meeting on         considered such issues as AIM's              o Investments in affiliated money market
June 27, 2006 and as part of the Board's     portfolio and product review process,        funds. Not applicable because the Fund
ongoing oversight of the Fund. In their      various back office support functions        does not invest in affiliated money
deliberations, the Board and the             provided by AIM and AIM's equity and         market funds.
independent trustees did not identify        fixed income trading operations. Based
any particular factor that was               on the review of these and other             o Independent written evaluation and
controlling, and each trustee attributed     factors, the Board concluded that the        recommendations of the Fund's Senior
different weights to the various             quality of services to be provided by        Officer. The Board noted that, upon
factors.                                     AIM was appropriate and that AIM is          their direction, the Senior Officer of
                                             currently providing satisfactory             the Fund, who is independent of AIM and
   One responsibility of the independent     services in accordance with the terms of     AIM's affiliates, had prepared an
Senior Officer of the Fund is to manage      the Advisory Agreement.                      independent written evaluation in order
the process by which the Fund's proposed                                                  to assist the Board in determining the
management fees are negotiated to ensure     o The performance of the Fund relative       reasonableness of the proposed
that they are negotiated in a manner         to comparable funds. Not applicable          management fees of the AIM Funds,
which is at arms' length and reasonable.     because the Fund not been in operation       including the Fund. The Board noted that
To that end, the Senior Officer must         for a full calendar year.                    the Senior Officer's written evaluation
either supervise a competitive bidding                                                    had been relied upon by the Board in
process or prepare an independent            o The performance of the Fund relative       this regard in lieu of a competitive
written evaluation. The Senior Officer       to indices. Not applicable because the       bidding process. In determining whether
has recommended an independent written       Fund not been in operation for a full        to continue the Advisory Agreement for
evaluation in lieu of a competitive          calendar year.                               the Fund, the Board considered the
bidding process and, upon the direction                                                   Senior Officer's written evaluation.
of the Board, has prepared such an           o Meetings with the Fund's portfolio
independent written evaluation. Such         managers and investment personnel. With      o Profitability of AIM and its
written evaluation also considered           respect to the Fund, the Board is            affiliates. The Board noted that AIM
certain of the factors discussed below.      meeting periodically with such Fund's        does not charge the Fund any advisory
In addition, as discussed below, the         portfolio managers and/or other              fees pursuant to the Advisory Agreement,
Senior Officer made a recommendation to      investment personnel and believes that       although the underlying funds in which
the Board in connection with such            such individuals are competent and able      the Fund invests pay AIM advisory fees.
written evaluation.                          to continue to carry out their
                                             responsibilities under the Advisory          o Benefits of soft dollars to AIM. The
   The discussion below serves as a          Agreement.                                   Board considered the benefits realized
summary of the Senior Officer's                                                           by AIM as a result of brokerage
independent written evaluation and           o Overall performance of AIM. Not            transactions executed through "soft
recommendation to the Board in               applicable because the Fund has not been     dollar" arrangements. Under these
connection therewith, as well as a           in operation for a full calendar year.       arrangements, brokerage commissions paid
discussion of the material factors and                                                    by the Fund and/or other funds advised
the conclusions with respect thereto         o Fees relative to those of clients of       by AIM are used to pay for research and
that formed the basis for the Board's        AIM with comparable investment               execution services. This research may be
approval of the Advisory Agreement.          strategies. The Board noted that AIM         used by AIM in making investment
After consideration of all of the            does not charge the Fund any advisory        decisions for the Fund. The Board
factors below and based on its informed      fees pursuant to the Advisory Agreement,     concluded that such arrangements were
business judgment, the Board determined      although the underlying funds in which       appropriate.
that the Advisory Agreement is in the        the Fund invests pay AIM advisory fees.
best interests of the Fund and its                                                        o AIM's financial soundness in light of
shareholders and that the compensation       o Fees relative to those of comparable       the Fund's needs. The Board considered
to AIM under the Advisory Agreement is       funds with other advisors. The Board         whether AIM is financially sound and has
fair and reasonable and would have been      noted that AIM does not charge the Fund      the resources necessary to perform its
obtained through arm's length                any advisory fees pursuant to the            obligations under the Advisory
negotiations.                                Advisory Agreement, although the             Agreement, and concluded that AIM has
                                             underlying funds in which the Fund           the financial resources necessary to
   Unless otherwise stated, information      invests pay AIM advisory fees.               fulfill its obligations under the
presented below is as of June 27, 2006                                                    Advisory Agreement.
and does not reflect any changes that        o Expense limitations and fee waivers.
may have occurred since June 27, 2006,       The Board noted that AIM has
including but not limited to changes to      contractually agreed to waive fees
the Fund's performance, advisory fees,       and/or limit expenses of the Fund
expense limitations and/or fee waivers.      through June 30, 2007 in an amount
                                             necessary to limit other expenses

                                                                                                                         (continued)

AIM MODERATE GROWTH ALLOCATION FUND

o Historical relationship between the
Fund and AIM. In determining whether to
approve the Advisory Agreement for the
Fund, the Board also considered the
prior relationship between AIM and the
Fund, as well as the Board's knowledge
of AIM's operations, and concluded that
it was beneficial to approve the
Advisory Agreement, in part, because of
such knowledge. The Board also reviewed
the general nature of the non-investment advisory services currently performed by
AIM and its affiliates, such as
administrative, transfer agency and
distribution services, and the fees
received by AIM and its affiliates for
performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services.
Based on the review of these and other
factors, the Board concluded that AIM
and its affiliates were qualified to
continue to provide non-investment
advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

o Other factors and current trends. The
Board considered the steps that AIM and
its affiliates have taken over the last
several years, and continue to take, in
order to improve the quality and
efficiency of the services they provide
to the Funds in the areas of investment
performance, product line
diversification, distribution, fund
operations, shareholder services and
compliance. The Board concluded that
these steps taken by AIM have improved,
and are likely to continue to improve,
the quality and efficiency of the
services AIM and its affiliates provide
to the Fund in each of these areas, and
support the Board's approval of the
continuance of the Advisory Agreement
for the Fund.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/06

AIM MODERATE GROWTH ALLOCATION FUND

INSTITUTIONAL CLASS SHARES                   ========================================          PLEASE NOTE THAT PAST PERFORMANCE
                                             AVERAGE ANNUAL TOTAL RETURNS                 IS NOT INDICATIVE OF FUTURE RESULTS.
The following information has been           For periods ended 6/30/06                    MORE RECENT RETURNS MAY BE MORE OR LESS
prepared to provide Institutional Class                                                   THAN THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     Inception (4/29/05)             15.84%       REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings.                    1 Year                        12.83        INVESTMENT RETURN AND PRINCIPAL VALUE
Institutional Class shares are offered         6 Months*                      4.23        WILL FLUCTUATE SO YOUR SHARES, WHEN
exclusively to institutional investors,                                                   REDEEMED, MAY BE WORTH MORE OR LESS THAN
including defined contribution plans         *Cumulative total return that has not        THEIR ORIGINAL COST. SEE FULL REPORT FOR
that meet certain criteria.                  been annualized                              INFORMATION ON COMPARATIVE BENCHMARKS.
                                             ========================================     PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                                                                          MORE INFORMATION. FOR THE MOST CURRENT
                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES     MONTH-END PERFORMANCE, PLEASE CALL
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET     800-451-4246 OR VISIT
                                             ASSET VALUE (NAV). PERFORMANCE OF            AIMINVESTMENTS.COM.
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES           HAD THE ADVISOR NOT WAIVED FEES
                                             PRIMARILY DUE TO DIFFERING SALES CHARGES     AND/OR REIMBURSED EXPENSES, PERFORMANCE
                                             AND CLASS EXPENSES.                          WOULD HAVE BEEN LOWER.












=======================================
NASDAQ SYMBOL                  AIMGX
=======================================

                                                                                       Over for information on your Fund's expenses.

=====================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=====================================================================================

                      FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


AIMinvestments.com    MGAL-INS-2    A I M Distributors, Inc.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                              THE HYPOTHETICAL ACCOUNT VALUES AND
                                                                                          EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder of the Fund, you incur      The table below provides information         ACTUAL ENDING ACCOUNT BALANCE OR
ongoing costs. This example is intended      about actual account values and actual       EXPENSES YOU PAID FOR THE PERIOD. YOU
to help you understand your ongoing          expenses. You may use the information in     MAY USE THIS INFORMATION TO COMPARE THE
costs (in dollars) of investing in the       this table, together with the amount you     ONGOING COSTS OF INVESTING IN THE FUND
Fund and to compare these costs with         invested, to estimate the expenses that      AND OTHER FUNDS. TO DO SO, COMPARE THIS
ongoing costs of investing in other          you paid over the period. Simply divide      5% HYPOTHETICAL EXAMPLE WITH THE 5%
mutual funds. The example is based on an     your account value by $1,000 (for            HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
investment of $1,000 invested at the         example, an $8,600 account value divided     SHAREHOLDER REPORTS OF THE OTHER FUNDS.
beginning of the period and held for the     by $1,000 = 8.6), then multiply the
entire period January 1, 2006, through       result by the number in the table under           Please note that the expenses shown
June 30, 2006.                               the heading entitled "Actual Expenses        in the table are meant to highlight your
                                             Paid During Period" to estimate the          ongoing costs only. Therefore, the
     In addition to the fees and             expenses you paid on your account during     hypothetical information is useful in
expenses which the Fund bears directly,      this period.                                 comparing ongoing costs only, and will
the Fund indirectly bears a pro rata                                                      not help you determine the relative
share of the fees and expenses of the        HYPOTHETICAL EXAMPLE FOR                     total costs of owning different funds.
underlying funds in which your Fund          COMPARISON PURPOSES                          In addition, expenses shown in the table
invests. The amount of fees and expenses                                                  do not include the expenses of the
incurred indirectly by your Fund will        The table below also provides                underlying funds, which are borne
vary because the underlying funds have       information about hypothetical account       indirectly by the Fund. If transaction
varied expenses and fee levels and the       values and hypothetical expenses based       costs and indirect expenses were
Fund may own different proportions of        on the Fund's actual expense ratio and       included, your costs would have been
the underlying funds at different times.     an assumed rate of return of 5% per year     higher.
Estimated underlying fund expenses are       before expenses, which is not the Fund's
not expenses that are incurred directly      actual return. The Fund's actual
by your Fund. They are expenses that are     cumulative total return after expenses
incurred directly by the underlying          for the six months ended June 30, 2006,
funds and are deducted from the value of     appears in the table on the front of
the funds your Fund invests in. The          this supplement.
effect of the estimated underlying fund
expenses that you bear indirectly are
included in your Fund's total return.

====================================================================================================================================

                                                      ACTUAL                          HYPOTHETICAL
                                                                           (5% ANNUAL RETURN BEFORE EXPENSES)

                        BEGINNING          ENDING              EXPENSES         ENDING             EXPENSES         ANNUALIZED
    SHARE             ACCOUNT VALUE     ACCOUNT VALUE         PAID DURING    ACCOUNT VALUE        PAID DURING        EXPENSE
    CLASS               (1/1/06)        (6/30/06)(1)           PERIOD(2)       (6/30/06)           PERIOD(2)          RATIO
Institutional          $1,000.00         $1,042.30              $0.61          $1,024.20            $0.60             0.12%


(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June
     30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended June 30, 2006, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
====================================================================================================================================

AIMinvestments.com    MGAL-INS-2    A I M Distributors, Inc.

AIM MODERATE GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)

                                                                                   CHANGE IN
                                                                                   UNREALIZED       REALIZED
                                  VALUE         PURCHASES         PROCEEDS        APPRECIATION        GAIN        DIVIDEND
                               12/31/2005        AT COST         FROM SALES      (DEPRECIATION)      (LOSS)        INCOME
---------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS IN
  AFFILIATED
  ISSUERS-99.96%(A)

AIM Dynamics Fund-
  Institutional
  Class-5.04%(b)               $ 3,152,624     $ 3,882,544       $   (94,949)      $  207,935       $ 17,968      $     --
---------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund-
  Institutional Class-9.77%      6,083,285       8,224,074          (118,090)        (291,314)          (506)      372,804
---------------------------------------------------------------------------------------------------------------------------
AIM International Core
  Equity Fund-
  Institutional Class-11.20%     7,074,875       8,541,597          (525,959)         777,043         62,546            --
---------------------------------------------------------------------------------------------------------------------------
AIM International Growth
  Fund-
  Institutional Class-11.25%     7,228,982       8,541,597          (438,552)         589,598         82,742            --
---------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value-
  Institutional Class-13.96%     8,831,423      11,158,559           (81,918)         (63,070)         9,543            --
---------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund-
  Institutional
  Class-16.50%(b)               10,420,973      13,611,622           (96,054)        (477,899)        14,256            --
---------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic Value
  Fund-
  Institutional
  Class-4.97%(b)                 3,171,235       4,164,412           (28,938)        (243,584)         4,132            --
---------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund-
  Institutional Class-7.51%      4,739,473       5,847,617           (44,051)         133,862          7,010            --
---------------------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund-
  Institutional Class-2.51%      1,587,605       1,969,404          (289,189)         265,782         37,854        28,131
---------------------------------------------------------------------------------------------------------------------------
AIM Small Cap Equity Fund-
  Institutional Class-7.51%      4,701,055       5,823,816          (331,971)         458,925         22,358            --
---------------------------------------------------------------------------------------------------------------------------
AIM Total Return Bond Fund-
  Institutional Class-9.74%      6,062,827       8,206,691           (55,601)        (354,754)        (1,240)      230,743
===========================================================================================================================
TOTAL-99.96% (Cost
  $139,269,878)                 63,054,357      79,971,933        (2,105,272)       1,002,524        256,663       631,678
===========================================================================================================================
OTHER ASSETS LESS
  LIABILITIES-0.04%
===========================================================================================================================
NET ASSETS-100.00%
___________________________________________________________________________________________________________________________
===========================================================================================================================


                                 SHARES          VALUE
                               06/30/2006      06/30/2006
----------------------------
SCHEDULE OF INVESTMENTS IN
  AFFILIATED
  ISSUERS-99.96%(A)

AIM Dynamics Fund-
  Institutional
  Class-5.04%(b)                  356,523     $  7,166,122
----------------------------
AIM High Yield Fund-
  Institutional Class-9.77%     3,224,466       13,897,449
----------------------------
AIM International Core
  Equity Fund-
  Institutional Class-11.20%    1,188,814       15,930,102
----------------------------
AIM International Growth
  Fund-
  Institutional Class-11.25%      617,452       16,004,367
----------------------------
AIM Large Cap Basic Value-
  Institutional Class-13.96%    1,349,731       19,854,537
----------------------------
AIM Large Cap Growth Fund-
  Institutional
  Class-16.50%(b)               2,191,680       23,472,898
----------------------------
AIM Mid Cap Basic Value
  Fund-
  Institutional
  Class-4.97%(b)                  495,253        7,067,257
----------------------------
AIM Multi-Sector Fund-
  Institutional Class-7.51%       414,587       10,683,911
----------------------------
AIM Real Estate Fund-
  Institutional Class-2.51%       112,134        3,571,456
----------------------------
AIM Small Cap Equity Fund-
  Institutional Class-7.51%       789,511       10,674,183
----------------------------
AIM Total Return Bond Fund-
  Institutional Class-9.74%     1,370,714       13,857,923
============================
TOTAL-99.96% (Cost
  $139,269,878)                                142,180,205
============================
OTHER ASSETS LESS
  LIABILITIES-0.04%                                 62,910
============================
NET ASSETS-100.00%                            $142,243,115
____________________________
============================

Notes to Schedule of Investments:

(a) The mutual funds and the Fund are affiliated by having the same investment advisor.
(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MODERATE GROWTH ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(Unaudited)

ASSETS:

Investments in affiliated underlying funds,
  at value (cost $139,269,878)                 $142,180,205
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  543,006
-----------------------------------------------------------
  Fund expenses absorbed                             55,088
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                2,927
-----------------------------------------------------------
Other assets                                         89,486
===========================================================
    Total assets                                142,870,712
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             453,464
-----------------------------------------------------------
  Fund shares reacquired                             39,875
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                  3,384
-----------------------------------------------------------
Accrued distribution fees                            64,840
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              186
-----------------------------------------------------------
Accrued transfer agent fees                          24,949
-----------------------------------------------------------
Accrued operating expenses                           40,899
===========================================================
    Total liabilities                               627,597
===========================================================
Net assets applicable to shares outstanding    $142,243,115
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $138,141,935
-----------------------------------------------------------
Undistributed net investment income                 263,152
-----------------------------------------------------------
Undistributed net realized gain from
  affiliated underlying fund shares                 927,701
-----------------------------------------------------------
Unrealized appreciation of affiliated
  underlying fund shares                          2,910,327
===========================================================
                                               $142,243,115
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $ 78,328,856
___________________________________________________________
===========================================================
Class B                                        $ 35,329,910
___________________________________________________________
===========================================================
Class C                                        $ 27,190,455
___________________________________________________________
===========================================================
Class R                                        $  1,334,512
___________________________________________________________
===========================================================
Institutional Class                            $     59,382
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           6,631,624
___________________________________________________________
===========================================================
Class B                                           3,010,639
___________________________________________________________
===========================================================
Class C                                           2,318,673
___________________________________________________________
===========================================================
Class R                                             113,324
___________________________________________________________
===========================================================
Institutional Class                                   5,017
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      11.81
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $11.81 divided by
    94.50%)                                    $      12.50
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      11.74
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      11.73
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      11.78
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      11.84
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MODERATE GROWTH ALLOCATION FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends from affiliated underlying funds                    $  632,443
========================================================================

EXPENSES:

Administrative services fees                                      24,794
------------------------------------------------------------------------
Custodian fees                                                     4,050
------------------------------------------------------------------------
Distribution fees:
  Class A                                                         71,438
------------------------------------------------------------------------
  Class B                                                        134,022
------------------------------------------------------------------------
  Class C                                                         97,607
------------------------------------------------------------------------
  Class R                                                          2,254
------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                             125,273
------------------------------------------------------------------------
Transfer agent fees -- Institutional                                   4
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          8,322
------------------------------------------------------------------------
Registration and filing fees                                      72,892
------------------------------------------------------------------------
Other                                                             36,742
========================================================================
    Total expenses                                               577,398
========================================================================
Less: Expenses reimbursed and expense offset arrangement        (208,971)
========================================================================
    Net expenses                                                 368,427
========================================================================
Net investment income                                            264,016
========================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS IN AFFILIATED
  UNDERLYING FUND SHARES:

Net realized gain on sales of affiliated underlying fund
  shares                                                         256,682
========================================================================
Change in net unrealized appreciation of affiliated
  underlying fund shares                                       1,176,360
========================================================================
Net gain from affiliated underlying funds                      1,433,042
========================================================================
Net increase in net assets resulting from operations          $1,697,058
________________________________________________________________________
========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MODERATE GROWTH ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 and the year ended December 31, 2005 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2006            2005
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income from affiliated underlying funds      $    264,016    $   404,785
------------------------------------------------------------------------------------------
  Net realized gain from affiliated underlying fund shares         256,682        677,271
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of affiliated
    underlying fund shares                                       1,176,360      1,733,967
==========================================================================================
    Net increase in net assets resulting from operations         1,697,058      2,816,023
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                               --       (261,823)
------------------------------------------------------------------------------------------
  Class B                                                               --       (103,794)
------------------------------------------------------------------------------------------
  Class C                                                               --        (71,818)
------------------------------------------------------------------------------------------
  Class R                                                               --         (2,292)
------------------------------------------------------------------------------------------
  Institutional Class                                                   --           (509)
==========================================================================================
    Total distributions from net investment income                      --       (440,236)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                               --         (3,304)
------------------------------------------------------------------------------------------
  Class B                                                               --         (1,720)
------------------------------------------------------------------------------------------
  Class C                                                               --         (1,190)
------------------------------------------------------------------------------------------
  Class R                                                               --            (32)
------------------------------------------------------------------------------------------
  Institutional Class                                                   --             (6)
==========================================================================================
    Total distributions from net realized gains                         --         (6,252)
==========================================================================================
    Decrease in net assets resulting from distributions                 --       (446,488)
==========================================================================================
Share transactions-net:
  Class A                                                       43,682,970     32,407,166
------------------------------------------------------------------------------------------
  Class B                                                       17,654,224     16,508,008
------------------------------------------------------------------------------------------
  Class C                                                       15,293,278     11,278,341
------------------------------------------------------------------------------------------
  Class R                                                          933,148        368,862
------------------------------------------------------------------------------------------
  Institutional Class                                                   --         50,525
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                               77,563,620     60,612,902
==========================================================================================
    Net increase in net assets                                  79,260,678     62,982,437
==========================================================================================

NET ASSETS:

  Beginning of period                                           62,982,437             --
==========================================================================================
  End of period (including undistributed net investment
    income of $263,152 and $(864), respectively)              $142,243,115    $62,982,437
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MODERATE GROWTH ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Moderate Growth Allocation Fund (the "Fund") is a series portfolio of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide long-term growth of capital consistent with a higher level of risk relative to the broad stock market. The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM"). AIM may change the Fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Investments in underlying funds are valued at the end of the day net asset value per share. Securities in the underlying funds, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying funds' net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an

AIM MODERATE GROWTH ALLOCATION FUND

     independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The results of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

       Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with AIM. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to AIM indirectly as a shareholder of the underlying funds.

    AIM has contractually agreed to reimburse expenses to the extent necessary to limit other expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 0.12% of average daily net assets, respectively, through June 30, 2007. In determining the advisor's obligation to reimburse expenses, the following expenses are not taken into account, and could cause other expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees;
(vii) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended June 30, 2006, AIM reimbursed expenses of $206,574.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended June 30, 2006, AIM was paid $24,794.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2006, the Fund paid AIS $125,273 for Class A, Class B, Class C and Class R share classes and $4 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the

AIM MODERATE GROWTH ALLOCATION FUND

Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2006, the Class A, Class B, Class C and Class R shares paid $71,438, $134,022, $97,607 and $2,254, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2006, ADI advised the Fund that it retained $142,616 in front-end sales commissions from the sale of Class A shares and $2,763, $9,938, $2,754 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    The underlying funds pay no distribution fees and the Fund pays no sales loads or other similar compensation to ADI for acquiring underlying fund shares.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2006, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $2,397.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2006, the Fund paid legal fees of $1,883 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2006, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2005.

AIM MODERATE GROWTH ALLOCATION FUND

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2006 was $79,798,097 and $2,105,272, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $3,538,369
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (628,270)
==============================================================================
Net unrealized appreciation of investment securities               $2,910,099
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $139,270,106.

NOTE 8--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                          CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------
                                                                                               APRIL 29, 2005
                                                                                              (DATE OPERATIONS
                                                                  SIX MONTHS ENDED             COMMENCED) TO
                                                                   JUNE 30, 2006             DECEMBER 31, 2005
                                                              ------------------------    ------------------------
                                                               SHARES        AMOUNT        SHARES        AMOUNT
------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     3,953,084    $47,099,171    2,973,587    $32,489,761
------------------------------------------------------------------------------------------------------------------
  Class B                                                     1,740,512     20,626,752    1,584,860     17,209,780
------------------------------------------------------------------------------------------------------------------
  Class C                                                     1,426,771     16,922,879    1,046,664     11,453,638
------------------------------------------------------------------------------------------------------------------
  Class R                                                        86,626      1,015,944       35,259        387,568
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --             --        4,971         50,010
==================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                            --             --       22,292        252,565
------------------------------------------------------------------------------------------------------------------
  Class B                                                            --             --        8,849        100,003
------------------------------------------------------------------------------------------------------------------
  Class C                                                            --             --        6,018         67,940
------------------------------------------------------------------------------------------------------------------
  Class R                                                            --             --          206          2,323
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --             --           46            515
==================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        97,294      1,163,078       35,446        394,165
------------------------------------------------------------------------------------------------------------------
  Class B                                                       (97,733)    (1,163,078)     (35,568)      (394,165)
==================================================================================================================
Reacquired:
  Class A                                                      (384,460)    (4,579,279)     (65,619)      (729,325)
------------------------------------------------------------------------------------------------------------------
  Class B                                                      (153,222)    (1,809,450)     (37,059)      (407,610)
------------------------------------------------------------------------------------------------------------------
  Class C                                                      (138,437)    (1,629,601)     (22,343)      (243,237)
------------------------------------------------------------------------------------------------------------------
  Class R                                                        (6,859)       (82,796)      (1,908)       (21,029)
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --             --           --             --
==================================================================================================================
                                                              6,523,576    $77,563,620    5,555,701    $60,612,902
__________________________________________________________________________________________________________________
==================================================================================================================

NOTE 9--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, of the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

AIM MODERATE GROWTH ALLOCATION FUND


NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                           CLASS A
                                                              ---------------------------------
                                                                                APRIL 29, 2005
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                               JUNE 30,          DECEMBER 31,
                                                                 2006                2005
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 11.35             $ 10.06
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.05                0.20
===============================================================================================
  Net gains on securities (both realized and unrealized)          0.41                1.19
===============================================================================================
    Total from investment operations                              0.46                1.39
===============================================================================================
Less distributions:
  Dividends from net investment income                              --               (0.10)
===============================================================================================
  Distributions from net realized gains                             --               (0.00)
===============================================================================================
    Total distributions                                             --               (0.10)
===============================================================================================
Net asset value, end of period                                 $ 11.81             $ 11.35
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   4.05%              13.78%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $78,329             $33,667
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                     0.38%(c)            0.37%(d)
-----------------------------------------------------------------------------------------------
  Without expense reimbursements                                  0.77%(c)            1.16%(d)
===============================================================================================
Estimated underlying fund expenses(e)                             0.78%               0.78%
===============================================================================================
Ratio of net investment income to average net assets              0.84%(c)            2.65%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(f)                                           2%                  1%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $57,623,919.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM MODERATE GROWTH ALLOCATION FUND

                                                                           CLASS B
                                                              ---------------------------------
                                                                                APRIL 29, 2005
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                               JUNE 30,          DECEMBER 31,
                                                                 2006                2005
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 11.32             $ 10.06
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.01                0.14
===============================================================================================
  Net gains on securities (both realized and unrealized)          0.41                1.19
===============================================================================================
    Total from investment operations                              0.42                1.33
===============================================================================================
Less distributions:
  Dividends from net investment income                              --               (0.07)
===============================================================================================
  Distributions from net realized gains                             --               (0.00)
===============================================================================================
    Total distributions                                             --               (0.07)
===============================================================================================
Net asset value, end of period                                 $ 11.74             $ 11.32
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   3.62%              13.26%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $35,330             $17,221
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                     1.13%(c)            1.12%(d)
-----------------------------------------------------------------------------------------------
  Without expense reimbursements                                  1.52%(c)            1.91%(d)
===============================================================================================
Estimated underlying fund expenses(e)                             0.78%               0.78%
===============================================================================================
Ratio of net investment income to average net assets              0.09%(c)            1.90%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(f)                                           2%                  1%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $27,026,644.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM MODERATE GROWTH ALLOCATION FUND

                                                                           CLASS C
                                                              ---------------------------------
                                                                                APRIL 29, 2005
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                               JUNE 30,          DECEMBER 31,
                                                                 2006                2005
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 11.31             $ 10.06
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.01                0.14
===============================================================================================
  Net gains on securities (both realized and unrealized)          0.41                1.18
===============================================================================================
    Total from investment operations                              0.42                1.32
===============================================================================================
Less distributions:
  Dividends from net investment income                              --               (0.07)
===============================================================================================
  Distributions from net realized gains                             --               (0.00)
===============================================================================================
    Total distributions                                             --               (0.07)
===============================================================================================
Net asset value, end of period                                 $ 11.73             $ 11.31
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   3.71%              13.16%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $27,190             $11,656
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                     1.13%(c)            1.12%(d)
-----------------------------------------------------------------------------------------------
  Without expense reimbursements                                  1.52%(c)            1.91%(d)
===============================================================================================
Estimated underlying fund expenses(e)                             0.78%               0.78%
===============================================================================================
Ratio of net investment income to average net assets              0.09%(c)            1.90%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(f)                                           2%                  1%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $19,683,135.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM MODERATE GROWTH ALLOCATION FUND

                                                                           CLASS R
                                                              ---------------------------------
                                                                                APRIL 29, 2005
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                               JUNE 30,          DECEMBER 31,
                                                                 2006                2005
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $11.34              $10.06
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.03                0.18
===============================================================================================
  Net gains on securities (both realized and unrealized)          0.41                1.19
===============================================================================================
    Total from investment operations                              0.44                1.37
===============================================================================================
Less distributions:
  Dividends from net investment income                              --               (0.09)
===============================================================================================
  Distributions from net realized gains                             --               (0.00)
===============================================================================================
    Total distributions                                             --               (0.09)
===============================================================================================
Net asset value, end of period                                  $11.78              $11.34
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   3.88%              13.61%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,335              $  380
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                     0.63%(c)            0.62%(d)
-----------------------------------------------------------------------------------------------
  Without expense reimbursements                                  1.02%(c)            1.41%(d)
===============================================================================================
Estimated underlying fund expenses(e)                             0.78%               0.78%
===============================================================================================
Ratio of net investment income to average net assets              0.59%(c)            2.40%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(f)                                           2%                  1%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $908,944.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM MODERATE GROWTH ALLOCATION FUND

                                                                     INSTITUTIONAL CLASS
                                                              ---------------------------------
                                                                                APRIL 29, 2005
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                               JUNE 30,          DECEMBER 31,
                                                                 2006                2005
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $11.36              $10.06
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.06                0.21
===============================================================================================
  Net gains on securities (both realized and unrealized)          0.42                1.19
===============================================================================================
    Total from investment operations                              0.48                1.40
===============================================================================================
Less distributions:
  Dividends from net investment income                              --               (0.10)
===============================================================================================
  Distributions from net realized gains                             --               (0.00)
===============================================================================================
    Total distributions                                             --               (0.10)
===============================================================================================
Net asset value, end of period                                  $11.84              $11.36
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   4.23%              13.95%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   59              $   57
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                     0.12%(c)            0.12%(d)
-----------------------------------------------------------------------------------------------
  Without expense reimbursements                                  0.30%(c)            0.69%(d)
===============================================================================================
Estimated underlying fund expenses(e)                             0.78%               0.78%
===============================================================================================
Ratio of net investment income to average net assets              1.09%(c)            2.90%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(f)                                           2%                  1%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $59,698.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

AIM MODERATE GROWTH ALLOCATION FUND

PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM MODERATE GROWTH ALLOCATION FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

        DOMESTIC EQUITY                                SECTOR EQUITY                     AIM ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund          AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                             AIM Growth Allocation Fund
AIM Capital Development Fund                 AIM Financial Services Fund                 AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund                 AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund                 AIM Moderately Conservative Allocation Fund
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund
AIM Dynamics Fund                            AIM Leisure Fund                            DIVERSIFIED PORTFOLIOS
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)                     AIM Income Allocation Fund
AIM Mid Cap Basic Value Fund                 AIM Technology Fund                         AIM International Allocation Fund
AIM Mid Cap Core Equity Fund(1)              AIM Utilities Fund
AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund                             FIXED INCOME
AIM S&P 500 Index Fund
AIM Select Equity Fund                       TAXABLE
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund                    AIM Enhanced Short Bond Fund
AIM Structured Core Fund                     AIM Floating Rate Fund
AIM Structured Growth Fund                   AIM High Yield Fund
AIM Structured Value Fund                    AIM Income Fund
AIM Summit Fund                              AIM Intermediate Government Fund
AIM Trimark Endeavor Fund                    AIM International Bond Fund
AIM Trimark Small Companies Fund             AIM Limited Maturity Treasury Fund
                                             AIM Money Market Fund
       INTERNATIONAL/GLOBAL EQUITY           AIM Short Term Bond Fund
                                             AIM Total Return Bond Fund
AIM Asia Pacific Growth Fund                 Premier Portfolio
AIM China Fund                               Premier U.S. Government Money Portfolio
AIM Developing Markets Fund
AIM European Growth Fund                     TAX-FREE
AIM European Small Company Fund(1)
AIM Global Aggressive Growth Fund            AIM High Income Municipal Fund(1)
AIM Global Equity Fund                       AIM Municipal Bond Fund
AIM Global Growth Fund                       AIM Tax-Exempt Cash Fund
AIM Global Value Fund                        AIM Tax-Free Intermediate Fund
AIM Japan Fund                               Premier Tax-Exempt Portfolio
AIM International Core Equity Fund
AIM International Growth Fund                       ================================================================================
AIM International Small Company Fund(1)             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
AIM Trimark Fund                                    FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                                    FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                                    ================================================================================

*Domestic equity and income fund

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

    If used after October 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $414 billion in assets under management. Data as of June 30, 2006.

AIMinvestments.com                 MGAL-SAR-1           A I M Distributors, Inc.


                      [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
========================================================================
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash                        [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management                      --Registered Trademark--
                               Plans    Accounts
========================================================================

                                                     AIM MODERATELY CONSERVATIVE
                                                                 ALLOCATION FUND
                               Semiannual Report to Shareholders o June 30, 2006


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--

AIM MODERATELY CONSERVATIVE ALLOCATION FUND SEEKS TOTAL RETURN CONSISTENT WITH A LOWER LEVEL OF RISK RELATIVE TO THE BROAD STOCK MARKET.

o Unless otherwise stated, information presented in this report is as of June 30, 2006, and is based on total net assets.


ABOUT SHARE CLASSES                          represent. The underlying funds may change   kets, high inflation rates, adverse
                                             their investment objectives or policies      political developments and lack of timely
o Class B shares are not available as an     without the approval of the Fund. If that    information.
investment for retirement plans maintained   were to occur, the Fund might be forced to
pursuant to Section 401 of the Internal      withdraw its investments from the            o Prices of equity securities change in
Revenue Code, including 401(k) plans,        underlying funds at a time that is           response to many factors including the
money purchase pension plans and profit      unfavorable to the funds.                    historical and prospective earnings of the
sharing plans, except for plans that have                                                 issuer, the value of its assets, general
existing accounts invested in Class B        PRINCIPAL RISKS OF INVESTING IN THE          economic conditions, interest rates,
shares.                                      UNDERLYING FUNDS                             investor perceptions and market liquidity.

o Class R shares are available only to       o Investing in a mutual fund that invests    o The underlying funds may invest in
certain retirement plans. Please see the     in international securities presents         obligations and instrumentalities of the
prospectus for more information.             certain risks not associated with            U.S. Government that may vary in the level
                                             investing solely in the United States.       of support they receive from the U.S
PRINCIPAL RISKS OF INVESTING IN THE FUND     These include risks relating to              Government. The U.S. Government may choose
                                             fluctuations in the value of the U.S.        not to provide financial support to U.S.
o The Fund is a "fund of funds," which       dollar relative to the values of other       Government sponsored agencies or
means that it invests its assets in other    currencies, the custody arrangements made    instrumentalities if it is not legally
underlying mutual funds advised by A I M     for the fund's foreign holdings,             obligated to do so, in which case, if the
Advisors, Inc.                               differences in accounting, political risks   issuer defaulted, the underlying fund
                                             and the lesser degree of public              holding securities of such issuer might
o Investors will bear not just their share   information required to be provided by       not be able to recover its investment from
of the Fund's operational expenses, but      non-U.S. companies.                          the U.S Government.
also, indirectly, the operating expenses
of the underlying funds.                     o Investing in a fund that invests in        o The underlying funds may use enhanced
                                             smaller companies involves greater risk      investment techniques such as leveraging
o The advisor may change the Fund's asset    than investing in more established           and derivatives. Leveraging entails
class allocations, the underlying funds or   companies, such as business risk,            special risks such as magnifying changes
the target weightings in the underlying      significant stock price fluctuations and     in the value of the portfolio's
funds at its discretion.                     illiquidity.                                 securities. Derivatives are subject to
                                                                                          counter party risk-the risk that the other
o The advisor has the ability to select      o The underlying funds may invest in         party will not complete the transaction
and substitute the underlying funds in       securities issued or backed by the U.S.      with the fund
which the Fund invests, and may be subject   government, its agencies or
to potential conflicts of interest in        instrumentalities. Such securities offer a   o Certain of the underlying funds may
selecting underlying funds because it may    high degree of safety and, in the case of    engage in active and frequent trading of
receive higher fees from certain             government securities, are guaranteed as     portfolio securities to achieve their
underlying funds than others. However, as    to timely payment of principal and           investment objectives which may cause it
a fiduciary to the Fund, the advisor is      interest if held to maturity. Fund shares    to incur increased costs, which can lower
required to act in the Fund's best           are not insured, and their value and yield   the actual return of the underlying fund.
interest when selecting the underlying       will vary with market conditions.            Active trading may also increase short
funds.                                                                                    term gains and losses, which may affect
                                             o Some of the underlying funds may invest    the taxes that must be paid.
o There is a risk that the advisor's         in mortgage-backed securities, which may
evaluations and assumptions regarding the    lose value if mortgages are prepaid in       o The values of convertible securities in
Fund's broad asset classes or the            response to falling interest rates.          which an underlying fund may invest will
underlying funds in which the Fund invests                                                be affected by market interest rates, the
may be incorrect based on actual market      o Investing in emerging markets involves     risk that the issuer may default on
conditions. There can be no assurance that   greater risk than investing in more          interest or principal payments and the
the underlying funds will achieve their      established markets. Risks for emerging      value of the underlying common stock into
investment objectives, and the performance   markets include, for instance, risks         which these securities may be converted.
of the underlying funds may be lower than    relating to the relatively smaller size
that of the asset class they were selected   and lesser liquidity of these mar-           o Certain of the underlying funds may
to                                                                                        participate in the initial public offering
                                                                                          (IPO) mar-

======================================================================================    ==========================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,     FUND NASDAQ SYMBOLS
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                      Class A Shares                    CAAMX

======================================================================================    Class B Shares                    CMBAX
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
                                                                                          Class C Shares                    CACMX
AIMinvestments.com
                                                                                          Class R Shares                    CMARX

                                                                                          ==========================================

ket in some market cycles. If the            o The unmanaged RUSSELL 3000--Registered     of funds reflects fund expenses;
underlying funds have a smaller asset        Trademark-- INDEX is an index of common      performance of a market index does not.
base, any investment an underlying fund      stocks that measures performance of the
may make in IPOs may significantly affect    largest 3,000 U.S. companies based on        OTHER INFORMATION
the fund's total return.                     market capitalization.
                                                                                          o The returns shown in management's
o The Underlying funds may invest in         o The unmanaged MSCI EUROPE, AUSTRALASIA     discussion of Fund performance are based
high-coupon U.S. Government agency           AND THE FAR EAST INDEX (the MSCI             on net asset values calculated for
mortgage-backed securities. These provide    EAFE--Registered Trademark--) is a group     shareholder transactions. Generally
a higher coupon at the time of purchase      of foreign securities tracked by Morgan      accepted accounting principles require
than current prevailing market interest      Stanley Capital International.               adjustments to be made to the net assets
rates. The funds may purchase such                                                        of the Fund at period end for financial
securities at a premium. If these            o The unmanaged LEHMAN BROTHERS U.S.         reporting purposes, and as such, the net
securities experience a faster principal     AGGREGATE BOND INDEX, which represents the   asset values for shareholder transactions
prepayment rate than expected, both the      U.S. investment-grade fixed-rate bond        and the returns based on those net asset
market value of and income from such         market (including government and corporate   values may differ from the net asset
securities will decrease.                    securities, mortgage pass-through            values and returns reported in the
                                             securities and asset-backed securities),     Financial Highlights.
o If the seller of a repurchase agreement    is compiled by Lehman Brothers.
in which an underlying fund invests                                                       The Fund provides a complete list of its
defaults on its obligation or declares       o The unmanaged LEHMAN BROTHERS 1-3 YEAR     holdings four times in each fiscal year,
bankruptcy, the underlying fund may          GOVERNMENT/CREDIT INDEX, which represents    at the quarter-ends. For the second and
experience delays in selling the             the performance of short-term government     fourth quarters, the lists appear in the
securities underlying the repurchase         and investment-grade corporate debt          Fund's semiannual and annual reports to
agreement.                                   securities, is compiled by Lehman            shareholders. For the first and third
                                             Brothers.                                    quarters, the Fund files the lists with
o The prices of and the income generated                                                  the Securities and Exchange Commission
by securities held by the underlying funds   o The unmanaged LEHMAN BROTHERS HIGH YIELD   (SEC) on Form N-Q. The most recent list of
may decline in response to certain events,   INDEX, which represents the performance of   portfolio holdings is available at
including those directly involving the       high-yield debt securities, is compiled by   AIMinvestments.com. From our home page,
companies whose securities are owned by      Lehman Brothers. Lehman Brothers is a        click on Products & Performance, then
the underlying funds; general economic and   global investment bank.                      Mutual Funds, then Fund Overview. Select
market conditions; regional or global                                                     your Fund from the drop-down menu and
economic instability; and currency and       o The unmanaged LIPPER MIXED-ASSET TARGET    click on Complete Quarterly Holdings.
interest rate fluctuations.                  ALLOCATION CONSERVATIVE FUND INDEX is an     Shareholders can also look up the Fund's
                                             equally weighted representation of the 10    Forms N-Q on the SEC Web site at sec.gov.
o The underlying funds may invest a          largest conservative funds that by           Copies of the Fund's Forms N-Q may be
portion of their assets in debt securities   portfolio practice maintain a mix of         reviewed and copied at the SEC Public
such as notes and bonds. The values of       between 20%-40% equity securities, with      Reference Room at 100 F Street, N.E.,
debt securities and the income generated     the remainder invested in bonds, cash and    Washington, D.C. 20549-0102. You can
by debt securities may be affected by        cash equivalents. Lipper Inc. is an          obtain information on the operation of the
changing interest rates and by changes in    independent mutual fund performance          Public Reference Room, including
effective maturities and credit ratings of   monitor.                                     information about duplicating fee charges,
these securities.                                                                         by calling 202-942-8090 or 800-732-0330,
                                             o The unmanaged LIPPER INCOME FUND INDEX     or by electronic request at the following
ABOUT INDEXES USED IN THIS REPORT            represents an average of the 30 largest      e-mail address: publicinfo@sec.gov. The
                                             income funds tracked by Lipper Inc., an      SEC file numbers for the Fund are
o The unmanaged STANDARD & POOR'S            independent mutual fund performance          811-02699 and 002-57526.
COMPOSITE INDEX OF 500 STOCKS (the           monitor.
S&P 500--Registered Trademark-- Index) is                                                 A description of the policies and
an index of common stocks frequently used    o The Fund is not managed to track the       procedures that the Fund uses to determine
as a general measure of U.S. stock market    performance of any particular index,         how to vote proxies relating to portfolio
performance.                                 including the indexes defined here, and      securities is available without charge,
                                             consequently, the performance of the Fund    upon request, from our Client Services
o The CUSTOM MODERATELY CONSERVATIVE         may deviate significantly from the           department at 800-959-4246 or on the AIM
ALLOCATION INDEX used in this report is      performance of the indexes.                  Web site, AIMinvestments.com. On the home
composed of 32.5% Russell 3000 Index, 7.5%                                                page, scroll down and click on AIM Funds
MSCI EAFE Index, 40% Lehman Brothers U. S.   o A direct investment cannot be made in an   Proxy Policy. The information is also
Aggregate Bond Index, 15% Lehman Brothers    index. Unless otherwise indicated, index     available on the SEC Web site, sec.gov.
1-3 Year Government/Credit Index, and 5%     results include reinvested dividends, and
Lehman Brothers High Yield Index.            they do not reflect sales charges.           Information regarding how the Fund voted
                                             Performance of an index                      proxies related to its portfolio
                                                                                          securities during the 12 months ended June
                                                                                          30, 2006, is available at our Web site. Go
                                                                                          to AIMinvestments.com, access the About Us
                                                                                          tab, click on Required Notices and then
                                                                                          click on Proxy Voting Activity. Next,
                                                                                          select the Fund from the drop-down menu.
                                                                                          The information is also available on the
                                                                                          SEC Web site, sec.gov.

AIM MODERATELY CONSERVATIVE ALLOCATION FUND


                    DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF
                    FUNDS--Registered Trademark--:

                    We're pleased to provide you with this report, which
                    includes a discussion of how your Fund was managed during
    [GRAHAM         the period under review in this report, and what factors
     PHOTO]         affected its performance. That discussion begins on page 3.

                       It's been said nothing is certain but death and taxes. We
                    would venture to add that one other thing is certain:
                    Markets change--and change often--in the short term. The
                    first six months of 2006 were a perfect example. Domestic
ROBERT H. GRAHAM    and global equity markets were generally strong during the early months of the period, but they became considerably more volatile and negative beginning in May. Inflation fears were the primary cause of this change in market sentiment:

                       o Amid signs of rising inflation, the U.S. Federal Reserve Board continued to raise interest rates in response to inflation risks.

                       o The dollar remained weak, making imports more expensive and thereby raising inflation.

                       o Oil prices remained at historically high levels, threatening to reduce consumer spending--and possibly slowing the U.S. economy.

     [TAYLOR           While we can't do anything about the ambiguity and
      PHOTO]        uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market
                    conditions: Maintain a diversified portfolio. AIM
                    Investments--Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary
                    tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of
                    retail mutual funds, including domestic, global and
                    international equity funds, taxable and tax-exempt
 PHILLIP TAYLOR     fixed-income funds, and a variety of allocation
                    portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                       We also believe in the value of a trusted financial
                    advisor who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                    OUR COMMITMENT TO YOU

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                       Information about investing, the markets and your Fund is
                    always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.


                    Sincerely,

                    /S/ ROBERT H. GRAHAM              /S/ PHILIP TAYLOR

                    Robert H. Graham                  Philip Taylor
                    Vice Chair -- AIM Funds           President -- AIM
                    Chair, AIM Investments            Funds CEO, AIM Investments


                    August 10, 2006


                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM MODERATELY CONSERVATIVE ALLOCATION FUND


                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

                       Looking ahead, your Board finds many reasons to be
                    positive about AIM's management and strategic direction.
    [CROCKETT       Most importantly, AIM management's investment management
      PHOTO]        discipline is paying off in terms of improved overall
                    performance. While work remains to be done, AIM's complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000. We are also pleased with AIM
 BRUCE L. CROCKETT  management's efforts to seek more cost-effective ways of delivering superior service.

                       In addition, AIM is realizing the benefits of belonging
                    to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP manages more than $414 billion globally, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                       The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                       Your Board is very pleased with the overall direction and
                    progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                    Sincerely,

                    /S/ BRUCE L. CROCKETT


                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board


                    August 10, 2006


                    * To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (aiminvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of the advisory agreement information for your Fund is also included in this semiannual report on pages 7-8.

AIM MODERATELY CONSERVATIVE ALLOCATION FUND

MANAGEMENT'S DISCUSSION                                                                   volatility by limiting exposure to any
OF FUND PERFORMANCE                                                                       areas of the market that may be
                                                                                          underperforming.
========================================================================================
PERFORMANCE SUMMARY                                                                          We establish target asset class
                                             ===========================================  weightings and underlying fund selections
For the six months ended June 30, 2006,      FUND VS. INDEXES                             for the Fund and also monitor the Fund on
the Fund produced positive performance at                                                 an ongoing basis. The underlying funds are
net asset value.                             CUMULATIVE TOTAL RETURNS, 12/31/05--6/30/06, actively managed by their respective
                                             EXCLUDING APPLICABLE SALES CHARGES. IF       management teams based on individual fund
   The Fund's emphasis on fixed-income       SALES CHARGES WERE INCLUDED, RETURNS WOULD   objectives, investment strategies and
holdings (60%) served as a support during    BE LOWER.                                    management techniques.
much of the period, helping to stabilize
results as equity markets faced              Class A Shares                        1.13%     While the weightings of various
considerable volatility. In this                                                          underlying funds in the portfolio may vary
environment, the Fund underperformed the     Class B Shares                        0.76   from their targets during the year due to
broad-based S&P 500 Index as well as the                                                  market movements, we rebalance the
Custom Moderately Conservative Allocation    Class C Shares                        0.76   portfolio annually to maintain its target
Index, which approximates the performance                                                 asset class allocations.
of the types of holdings owned by the        Class R Shares                        1.04
Fund's underlying funds. This                                                             MARKET CONDITIONS AND YOUR FUND
underperformance was mainly due to the       S&P 500 Index (Broad Market Index)    2.71
relative underperformance of underlying                                                   Domestic equity markets were mixed during
funds within the large-cap growth,           Custom Moderately Conservative               the first half of 2006 amid continued
large-cap value and mid-cap value spaces.    Allocation Index                             investor concerns regarding rising
                                             (Style-Specific Index)                1.86   interest rates and oil prices, and their
   Your Fund's long-term performance                                                      potential negative effects on economic
appears on page 5.                           Lipper Mixed-Asset                           growth, inflation, consumer spending and
                                             Target Allocation                            corporate profits. In general,
                                             Conservative Fund Index                      telecommunication services and energy
                                             (Peer Group Index)(1)                 1.88   stocks outperformed for the period while
                                                                                          information technology and health care
                                             Lipper Income Fund Index                     trailed. Small-cap stocks posted
                                             (Former Peer Group Index)             2.14   particularly impressive returns due to
                                                                                          strong first-quarter performance within
                                             SOURCE: LIPPER INC.                          the space. International equity markets
                                                                                          also posted strong gains, outperforming
                                             (1)Lipper recently reclassified AIM          most domestic equity markets during the
                                                Moderately Conservative Allocation Fund   period.
                                                from the Lipper Income Fund category to
                                                the Lipper Mixed-Asset Target                Within the Fund's 40% equity component,
                                                Allocation Conservative Fund category.    five of the seven underlying equity funds
                                             ===========================================  made positive contributions to Fund performance.
========================================================================================
                                                                                                                         (continued)
HOW WE INVEST                                funds, which represent 60% of the
                                             portfolio, and seven stock funds, which
The Fund invests in 11 underlying funds      represent the remaining 40%.
diversified among asset classes (stocks
and bonds), investment styles (value,           This broad diversification is designed
blend/core and growth), regions (domestic    to maximize the probability that during
and international) and market                any given period, the portfolio will be
capitalizations (mid and large). The 11      exposed to market areas that perform well,
underlying funds include four bond           while minimizing

====================================================================================================================================

PORTFOLIO COMPOSITION

                                                                                                   TARGET      % OF TOTAL NET ASSETS
ASSET CLASS                                             FUND                                     ALLOCATION        AS OF 6/30/06

Large Cap Value                                         AIM Large Cap Basic Value Fund             11.25%              11.4%

Large Cap Growth                                        AIM Large Cap Growth Fund                  11.25               11.4

Mid Cap Growth                                          AIM Capital Development Fund                2.5                 2.5

Mid Cap Value                                           AIM Mid Cap Basic Value Fund                5.0                 5.0

International/Global Growth                             AIM International Growth Fund               2.5                 2.6

International/Global Blend                              AIM International Core Equity Fund          5.0                 5.2

Sector                                                  AIM Multi-Sector Fund                       2.5                 2.5

Intermediate Term Taxable Investment Grade              AIM Total Return Bond Fund                 25.0                24.7

Intermediate Term Taxable Investment Grade              AIM Intermediate Government Fund           15.0                14.8

Short Term Taxable Investment Grade                     AIM Short Term Bond Fund                   15.0                14.8

Taxable Non-Investment Grade                            AIM High Yield Fund                         5.0                 5.0

Other Assets Less Liabilities                                                                        --                 0.1

                                                                                             TOTAL NET ASSETS       $28.9 MILLION

The Fund purchases Institutional Class shares of the underlying funds. Institutional Class shares have no sales charge. The Fund's holdings are subject to change and there is no assurance that the Fund will continue to hold any particular fund.

====================================================================================================================================

AIM MODERATELY CONSERVATIVE ALLOCATION FUND

AIM International Core Equity Fund and AIM   the period. The Fund's other fixed-income                        GARY WENDLER is
International Growth Fund were the leading   funds, AIM Intermediate Government Fund                          manager of AIM
contributors, due in part to the strength    and AIM Total Return Bond Fund, were             [WENDLER        Moderately
of international stock markets. In           modest detractors from performance.               PHOTO}         Conservative
particular, the funds' results were driven                                                                    Allocation Fund. He
by heavy exposure to European stocks,        IN CLOSING                                                       began his career in
which led international markets during the                                                                    the investment
period. Financial holdings within these      The percentage of the Fund's net assets                          industry in 1986 and
international funds also helped overall      invested in each of the underlying funds                         joined AIM in
performance. AIM Capital Development Fund,   was set at a specific target level at the    1995. Mr. Wendler earned a B.B.A in
AIM Large Cap Basic Value Fund, and AIM      Fund's inception to provide broad            finance from Texas A&M University.
Multi-Sector Fund also made positive         diversification across asset classes,
contributions to overall results during      investment styles, regions and market
the period.                                  capitalizations.

   Modest detractors from performance           We remain committed to these
during the reporting period were AIM Mid     strategies, and as always, we thank you
Cap Basic Value Fund and AIM Large Cap       for your investment in AIM Moderately
Growth Fund. AIM Mid Cap Basic Value Fund    Conservative Allocation Fund.
experienced below-market returns from
selected investments in the information      THE VIEWS AND OPINIONS EXPRESSED IN
technology, consumer discretionary and       MANAGEMENT'S DISCUSSION OF FUND
materials sectors, while AIM Large Cap       PERFORMANCE ARE THOSE OF A I M ADVISORS,
Growth Fund was hurt by holdings in health   INC. THESE VIEWS AND OPINIONS ARE SUBJECT
care. AIM Mid Cap Basic Value Fund and AIM   TO CHANGE AT ANY TIME BASED ON FACTORS
Large Cap Growth Fund also detracted from    SUCH AS MARKET AND ECONOMIC CONDITIONS.
the Fund's performance relative to the       THESE VIEWS AND OPINIONS MAY NOT BE RELIED
Custom Moderately Conservative Allocation    UPON AS INVESTMENT ADVICE OR
Index, as did the AIM Large Cap Basic        RECOMMENDATIONS, OR AS AN OFFER FOR A
Value Fund. AIM Large Cap Basic Value Fund   PARTICULAR SECURITY. THE INFORMATION IS
received below-market returns from           NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF
selected investments in the health care,     ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR
information technology and consumer          THE FUND. STATEMENTS OF FACT ARE FROM
discretionary sectors during the period.     SOURCES CONSIDERED RELIABLE, BUT A I M
                                             ADVISORS, INC. MAKES NO REPRESENTATION OR
   During the reporting period, the U.S.     WARRANTY AS TO THEIR COMPLETENESS OR
Federal Reserve Board (the Fed) continued    ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE
its tightening policy, raising the key       IS NO GUARANTEE OF FUTURE RESULTS, THESE
federal funds target rate to 5.25%. In       INSIGHTS MAY HELP YOU UNDERSTAND OUR
this environment, most fixed-income          INVESTMENT MANAGEMENT PHILOSOPHY.
markets were down slightly for the
six-month period, with the Lehman Brothers      See important Fund and index
U.S. Aggregate Bond Index falling 0.72%.     disclosures on the inside front cover.
However, the high yield market posted
gains, as the Lehman Brothers High Yield
Index rose 3.14% during the reporting
period. U.S. Treasury securities with
two-year, five-year and 10-year maturity
dates moved up in tandem and were posting
similar current yields by the end of the
period.

   The Fund's 15% allocation to AIM Short
Term Bond Fund made the largest
contribution to portfolio return within
the Fund's 60% fixed-income component. AIM
High Yield Fund also made a positive                                                                           [RIGHT ARROW GRAPHIC]
contribution to performance, as this fund
benefited from strong performance in the                                                  FOR A PRESENTATION OF YOUR FUND'S
high yield market during                                                                  LONG-TERM PERFORMANCE, PLEASE SEE PAGE 5.

AIM MODERATELY CONSERVATIVE ALLOCATION FUND


YOUR FUND'S LONG-TERM PERFORMANCE

==========================================

AVERAGE ANNUAL TOTAL RETURNS

As of 6/30/06, including applicable sales charges

CLASS A SHARES
Inception (4/29/05)                 1.97%
 1 Year                            -0.69

CLASS B SHARES
Inception (4/29/05)                 2.81%
 1 Year                            -0.62

CLASS C SHARES
Inception (4/29/05)                 6.20%
 1 Year                             3.28

CLASS R SHARES
Inception (4/29/05)                 6.75%
 1 Year                             4.81

==========================================

THE PERFORMANCE DATA QUOTED REPRESENT PAST      CLASS A SHARE PERFORMANCE REFLECTS THE       THE PERFORMANCE OF THE FUND'S SHARE
PERFORMANCE AND CANNOT GUARANTEE             MAXIMUM 5.50% SALES CHARGE, AND CLASS B      CLASSES WILL DIFFER PRIMARILY DUE TO
COMPARABLE FUTURE RESULTS; CURRENT           AND CLASS C SHARE PERFORMANCE REFLECTS THE   DIFFERENT SALES CHARGE STRUCTURES AND
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   APPLICABLE CONTINGENT DEFERRED SALES         CLASS EXPENSES.
VISIT AIMINVESTMENTS.COM FOR THE MOST        CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
RECENT MONTH-END PERFORMANCE. PERFORMANCE    CDSC ON CLASS B SHARES DECLINES FROM 5%         HAD THE ADVISOR NOT WAIVED FEES AND/OR
FIGURES REFLECT REINVESTED DISTRIBUTIONS,    BEGINNING AT THE TIME OF PURCHASE TO 0% AT   REIMBURSED EXPENSES, PERFORMANCE WOULD
CHANGES IN NET ASSET VALUE AND THE EFFECT    THE BEGINNING OF THE SEVENTH YEAR. THE       HAVE BEEN LOWER.
OF THE MAXIMUM SALES CHARGE UNLESS           CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
OTHERWISE STATED. PERFORMANCE FIGURES DO     YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
NOT REFLECT DEDUCTION OF TAXES A             HAVE A FRONT-END SALES CHARGE; RETURNS
SHAREHOLDER WOULD PAY ON FUND                SHOWN ARE AT NET ASSET VALUE AND DO NOT
DISTRIBUTIONS OR SALE OF FUND SHARES.        REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
INVESTMENT RETURN AND PRINCIPAL VALUE WILL   ON A TOTAL REDEMPTION OF RETIREMENT PLAN
FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR     ASSETS WITHIN THE FIRST YEAR.
LOSS WHEN YOU SELL SHARES.

AIM MODERATELY CONSERVATIVE ALLOCATION FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      are incurred directly by the underlying      cumulative total returns at net asset
                                             funds and are deducted from the value of     value after expenses for the six months
As a shareholder of the Fund, you incur      the funds your Fund invests in. The effect   ended June 30, 2006, appear in the table
two types of costs: (1) transaction costs,   of the estimated underlying fund expenses    "Fund vs. Indexes" on page 3.
which may include sales charges (loads) on   that you bear indirectly are included in
purchase payments; contingent deferred       your Fund's total return.                       THE HYPOTHETICAL ACCOUNT VALUES AND
sales charges on redemptions; and                                                         EXPENSES MAY NOT BE USED TO ESTIMATE THE
redemption fees, if any; and (2) ongoing     ACTUAL EXPENSES                              ACTUAL ENDING ACCOUNT BALANCE OR EXPENSES
costs, including management fees;                                                         YOU PAID FOR THE PERIOD. YOU MAY USE THIS
distribution and/or service fees (12b-1);    The table below provides information about   INFORMATION TO COMPARE THE ONGOING COSTS
and other Fund expenses. This example is     actual account values and actual expenses.   OF INVESTING IN THE FUND AND OTHER FUNDS.
intended to help you understand your         You may use the information in this table,   TO DO SO, COMPARE THIS 5% HYPOTHETICAL
ongoing costs (in dollars) of investing in   together with the amount you invested, to    EXAMPLE WITH THE 5% HYPOTHETICAL EXAMPLES
the Fund and to compare these costs with     estimate the expenses that you paid over     THAT APPEAR IN THE SHAREHOLDER REPORTS OF
ongoing costs of investing in other mutual   the period. Simply divide your account       THE OTHER FUNDS.
funds. The example is based on an            value by $1,000 (for example, an $8,600
investment of $1,000 invested at the         account value divided by $1,000 = 8.6),         Please note that the expenses shown in
beginning of the period and held for the     then multiply the result by the number in    the table are meant to highlight your
entire period January 1, 2006, through       the table under the heading entitled         ongoing costs only and do not reflect any
June 30, 2006.                               "Actual Expenses Paid During Period" to      transactional costs, such as sales charges
                                             estimate the expenses you paid on your       (loads) on purchase payments, contingent
   In addition to the fees and expenses      account during this period.                  deferred sales charges on redemptions, and
which the Fund bears directly, the Fund                                                   redemption fees, if any. Therefore, the
indirectly bears a pro rate share of the     HYPOTHETICAL EXAMPLE FOR                     hypothetical information is useful in
fees and expenses of the underlying funds    COMPARISON PURPOSES                          comparing ongoing costs only, and will not
in which your Fund invests. The amount of                                                 help you determine the relative total
fees and expenses incurred indirectly by     The table below also provides information    costs of owning different funds. In
your Fund will vary because the underlying   about hypothetical account values and        addition, expenses shown in the table do
funds have varied expenses and fee levels    hypothetical expenses based on the Fund's    not include the expenses of the underlying
and the Fund may own different proportions   actual expense ratio and an assumed rate     funds, which are borne indirectly by the
of the underlying funds at different         of return of 5% per year before expenses,    Fund. If transactional costs and indirect
times. Estimated underlying fund expenses    which is not the Fund's actual return. The   expenses were included, your costs would
are not expenses that are incurred           Fund's actual                                have been higher.
directly by your Fund. They are expenses
that

====================================================================================================================================

                                                   ACTUAL                           HYPOTHETICAL
                                                                           (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING             ENDING                EXPENSES          ENDING              EXPENSES          ANNUALIZED
SHARE           ACCOUNT VALUE        ACCOUNT VALUE          PAID DURING     ACCOUNT VALUE         PAID DURING         EXPENSE
CLASS             (1/1/06)           (6/30/06)(1)            PERIOD(2)       (6/30/06)            PERIOD(2)           RATIO
  A              $1,000.00            $1,011.30               $1.94           $1,022.86             $1.96              0.39%
  B               1,000.00             1,007.60                5.67            1,019.14              5.71              1.14
  C               1,000.00             1,007.60                5.67            1,019.14              5.71              1.14
  R               1,000.00             1,010.40                3.19            1,021.62              3.21              0.64


(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through
    June 30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2006, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================


                                   [ARROW
                                    BUTTON            For More Information Visit
                                    IMAGE]                AIMINVESTMENTS.COM

AIM MODERATELY CONSERVATIVE ALLOCATION FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Growth Series   o The nature and extent of the advisory      o Expense limitations and fee waivers. The
(the "Board") oversees the management of     services to be provided by AIM. The Board    Board noted that AIM has contractually
AIM Moderately Conservative Allocation       reviewed the services to be provided by      agreed to waive fees and/or limit expenses
Fund (the "Fund") and, as required by law,   AIM under the Advisory Agreement. Based on   of the Fund through June 30, 2007 in an
determines annually whether to approve the   this review, the Board concluded that the    amount necessary to limit other expenses
continuance of the Fund's advisory           range of services to be provided by AIM      to a specified percentage of average daily
agreement with A I M Advisors, Inc.          under the Advisory Agreement was             net assets for each class of the Fund. The
("AIM"). Based upon the recommendation of    appropriate and that AIM is currently        Board considered the contractual nature of
the Investments Committee of the Board, at   providing services in accordance with the    this fee waiver/expense limitation and
a meeting held on June 27, 2006, the         terms of the Advisory Agreement.             noted that it remains in effect through
Board, including all of the independent                                                   June 30, 2007. The Board considered the
trustees, approved the continuance of the    o The quality of services to be provided     effect this fee waiver/expense limitation
advisory agreement (the "Advisory            by AIM. The Board reviewed the credentials   would have on the Fund's estimated
Agreement") between the Fund and AIM for     and experience of the officers and           expenses and concluded that the levels of
another year, effective July 1, 2006.        employees of AIM who will provide            fee waivers/expense limitations for the
                                             investment advisory services to the Fund.    Fund were fair and reasonable.
   The Board considered the factors          In reviewing the qualifications of AIM to
discussed below in evaluating the fairness   provide investment advisory services, the    o Breakpoints and economies of scale. The
and reasonableness of the Advisory           Board considered such issues as AIM's        Board noted that AIM does not charge the
Agreement at the meeting on June 27, 2006    portfolio and product review process,        Fund any advisory fees pursuant to the
and as part of the Board's ongoing           various back office support functions        Advisory Agreement, although the
oversight of the Fund. In their              provided by AIM and AIM's equity and fixed   underlying funds in which the Fund invests
deliberations, the Board and the             income trading operations. Based on the      pay AIM advisory fees.
independent trustees did not identify any    review of these and other factors, the
particular factor that was controlling,      Board concluded that the quality of          o Investments in affiliated money market
and each trustee attributed different        services to be provided by AIM was           funds. Not applicable because the Fund
weights to the various factors.              appropriate and that AIM is currently        does not invest in affiliated money market
                                             providing satisfactory services in           funds.
   One responsibility of the independent     accordance with the terms of the Advisory
Senior Officer of the Fund is to manage      Agreement.                                   o Independent written evaluation and
the process by which the Fund's proposed                                                  recommendations of the Fund's Senior
management fees are negotiated to ensure     o The performance of the Fund relative to    Officer. The Board noted that, upon their
that they are negotiated in a manner which   comparable funds. Not applicable because     direction, the Senior Officer of the Fund,
is at arms' length and reasonable. To that   the Fund has not been in operation for a     who is independent of AIM and AIM's
end, the Senior Officer must either          full calendar year.                          affiliates, had prepared an independent
supervise a competitive bidding process or                                                written evaluation in order to assist the
prepare an independent written evaluation.   o The performance of the Fund relative to    Board in determining the reasonableness of
The Senior Officer has recommended an        indices. Not applicable because the Fund     the proposed management fees of the AIM
independent written evaluation in lieu of    has not been in operation for a full         Funds, including the Fund. The Board noted
a competitive bidding process and, upon      calendar year.                               that the Senior Officer's written
the direction of the Board, has prepared                                                  evaluation had been relied upon by the
such an independent written evaluation.      o Meetings with the Fund's portfolio         Board in this regard in lieu of a
Such written evaluation also considered      managers and investment personnel. With      competitive bidding process. In
certain of the factors discussed below. In   respect to the Fund, the Board is meeting    determining whether to continue the
addition, as discussed below, the Senior     periodically with such Fund's portfolio      Advisory Agreement for the Fund, the Board
Officer made a recommendation to the Board   managers and/or other investment personnel   considered the Senior Officer's written
in connection with such written              and believes that such individuals are       evaluation.
evaluation.                                  competent and able to continue to carry
                                             out their responsibilities under the         o Profitability of AIM and its affiliates.
   The discussion below serves as a          Advisory Agreement.                          The Board noted that AIM does not charge
summary of the Senior Officer's                                                           the Fund any advisory fees pursuant to the
independent written evaluation and           o Overall performance of AIM. Not            Advisory Agreement, although the
recommendation to the Board in connection    applicable because the Fund has not been     underlying funds in which the Fund invests
therewith, as well as a discussion of the    in operation for a full calendar year.       pay AIM advisory fees.
material factors and the conclusions with
respect thereto that formed the basis for    o Fees relative to those of clients of AIM   o Benefits of soft dollars to AIM. The
the Board's approval of the Advisory         with comparable investment strategies. The   Board considered the benefits realized by
Agreement. After consideration of all of     Board noted that AIM does not charge the     AIM as a result of brokerage transactions
the factors below and based on its           Fund any advisory fees pursuant to the       executed through "soft dollar"
informed business judgment, the Board        Advisory Agreement, although the             arrangements. Under these arrangements,
determined that the Advisory Agreement is    underlying funds in which the Fund invests   brokerage commissions paid by the Fund
in the best interests of the Fund and its    pay AIM advisory fees.                       and/or other funds advised by AIM are used
shareholders and that the compensation to                                                 to pay for research and execution
AIM under the Advisory Agreement is fair     o Fees relative to those of comparable       services. This research may be used by AIM
and reasonable and would have been           funds with other advisors. The Board noted   in making investment decisions for the
obtained through arm's length                that AIM does not charge the Fund any        Fund. The Board concluded that such
negotiations.                                advisory fees pursuant to the Advisory       arrangements were appropriate.
                                             Agreement, although the underlying funds
   Unless otherwise stated, information      in which the Fund invests pay AIM advisory
presented below is as of June 27, 2006 and   fees.
does not reflect any changes that may have
occurred since June 27, 2006, including
but not limited to changes to the Fund's
performance, advisory fees, expense
limitations and/or fee waivers.

                                                                     (continued)

AIM MODERATELY CONSERVATIVE ALLOCATION FUND


o AIM's financial soundness in light of
the Fund's needs. The Board considered
whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

o Historical relationship between the Fund and AIM. In determining whether to approve the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to approve the Advisory
Agreement, in part, because of such
knowledge. The Board also reviewed the
general nature of the non-investment
advisory services currently performed by
AIM and its affiliates, such as
administrative, transfer agency and
distribution services, and the fees
received by AIM and its affiliates for
performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

o Other factors and current trends. The
Board considered the steps that AIM and
its affiliates have taken over the last
several years, and continue to take, in
order to improve the quality and
efficiency of the services they provide to the Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that these steps taken by AIM have improved, and are likely to continue to improve, the quality and efficiency of the services AIM and its affiliates provide to the Fund in each of these areas, and support the Board's approval of the continuance of the Advisory Agreement for the Fund.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/06

AIM MODERATELY CONSERVATIVE ALLOCATION FUND

INSTITUTIONAL CLASS SHARES                   ========================================          PLEASE NOTE THAT PAST PERFORMANCE
                                             AVERAGE ANNUAL TOTAL RETURNS                 IS NOT INDICATIVE OF FUTURE RESULTS.
The following information has been           For periods ended 6/30/06                    MORE RECENT RETURNS MAY BE MORE OR LESS
prepared to provide Institutional Class                                                   THAN THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     Inception (4/29/05)          7.31%           REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings.                    1 Year                     5.45            INVESTMENT RETURN AND PRINCIPAL VALUE
Institutional Class shares are offered         6 Months*                  1.32            WILL FLUCTUATE SO YOUR SHARES, WHEN
exclusively to institutional investors,                                                   REDEEMED, MAY BE WORTH MORE OR LESS THAN
including defined contribution plans         *Cumulative total return that has not        THEIR ORIGINAL COST. SEE FULL REPORT FOR
that meet certain criteria.                  been annualized                              INFORMATION ON COMPARATIVE BENCHMARKS.
                                             ========================================     PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                                                                          MORE INFORMATION. FOR THE MOST CURRENT
                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES     MONTH-END PERFORMANCE, PLEASE CALL
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET     800-451-4246 OR VISIT
                                             ASSET VALUE (NAV). PERFORMANCE OF            AIMINVESTMENTS.COM.
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES           HAD THE ADVISOR NOT WAIVED FEES
                                             PRIMARILY DUE TO DIFFERING SALES CHARGES     AND/OR REIMBURSED EXPENSES, PERFORMANCE
                                             AND CLASS EXPENSES.                          WOULD HAVE BEEN LOWER.


















=======================================
NASDAQ SYMBOL                  CMAIX
=======================================

                                                                                       Over for information on your Fund's expenses.

=====================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=====================================================================================

                      FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


AIMinvestments.com    MCAL-INS-2    A I M Distributors, Inc.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      your Fund invests in. The effect of the      5% per year before expenses, which is
                                             estimated underlying fund expenses that      not the Fund's actual return. The Fund's
As a shareholder of the Fund, you incur      you bear indirectly are included in your     actual cumulative total return after
ongoing costs. This example is intended      Fund's total return.                         expenses for the six months ended June
to help you understand your ongoing                                                       30, 2006, appears in the table on the
costs (in dollars) of investing in the       ACTUAL EXPENSES                              front of this supplement.
Fund and to compare these costs with
ongoing costs of investing in other          The table below provides information              THE HYPOTHETICAL ACCOUNT VALUES AND
mutual funds. The example is based on an     about actual account values and actual       EXPENSES MAY NOT BE USED TO ESTIMATE THE
investment of $1,000 invested at the         expenses. You may use the information in     ACTUAL ENDING ACCOUNT BALANCE OR
beginning of the period and held for the     this table, together with the amount you     EXPENSES YOU PAID FOR THE PERIOD. YOU
entire period January 1, 2006, through       invested, to estimate the expenses that      MAY USE THIS INFORMATION TO COMPARE THE
June 30, 2006.                               you paid over the period. Simply divide      ONGOING COSTS OF INVESTING IN THE FUND
                                             your account value by $1,000 (for            AND OTHER FUNDS. TO DO SO, COMPARE THIS
     In addition to the fees and             example, an $8,600 account value divided     5% HYPOTHETICAL EXAMPLE WITH THE 5%
expenses which the Fund bears directly,      by $1,000 = 8.6), then multiply the          HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
the Fund indirectly bears a pro rate         result by the number in the table under      SHAREHOLDER REPORTS OF THE OTHER FUNDS.
share of the fees and expenses of the        the heading entitled "Actual Expenses
underlying funds in which your Fund          Paid During Period" to estimate the               Please note that the expenses shown
invests. The amount of fees and expenses     expenses you paid on your account during     in the table are meant to highlight your
incurred indirectly by your Fund will        this period.                                 ongoing costs only. Therefore, the
vary because the underlying funds have                                                    hypothetical information is useful in
varied expenses and fee levels and the       HYPOTHETICAL EXAMPLE FOR                     comparing ongoing costs only, and will
Fund may own different proportions of        COMPARISON PURPOSES                          not help you determine the relative
the underlying funds at different times.                                                  total costs of owning different funds.
Estimated underlying fund expenses are       The table below also provides                In addition, expenses shown in the table
not expenses that are incurred directly      information about hypothetical account       do not include the expenses of the
by your Fund. They are expenses that are     values and hypothetical expenses based       underlying funds, which are borne
incurred directly by the underlying          on the Fund's actual expense ratio and       indirectly by the Fund. If transactional
funds and are deducted from the value of     an assumed rate of return of                 costs and indirect expenses were
the funds                                                                                 included, your costs would have been
                                                                                          higher.
====================================================================================================================================

                                                       ACTUAL                            HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING            ENDING               EXPENSES        ENDING             EXPENSES        ANNUALIZED
   SHARE             ACCOUNT VALUE       ACCOUNT VALUE          PAID DURING    ACCOUNT VALUE       PAID DURING        EXPENSE
   CLASS                (1/1/06)          (6/30/06)(1)           PERIOD(2)      (6/30/06)           PERIOD(2)          RATIO
Institutional          $1,000.00           $1,013.20              $0.70         $1,024.10            $0.70             0.14%


(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June
     30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended June 30, 2006, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
====================================================================================================================================

AIMinvestments.com    MCAL-INS-2    A I M Distributors, Inc.

AIM MODERATELY CONSERVATIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)

SCHEDULE OF INVESTMENTS
IN AFFILIATED
ISSUERS-
99.89%(a)

                                                                 CHANGE IN
                                                                 UNREALIZED
                         VALUE       PURCHASES     PROCEEDS     APPRECIATION     REALIZED     DIVIDEND    SHARES       VALUE
                       12/31/05       AT COST     FROM SALES   (DEPRECIATION)   GAIN (LOSS)    INCOME    06/30/06    06/30/06
-------------------------------------------------------------------------------------------------------------------------------
AIM Capital
  Development Fund-
  Institutional
  Class-
  2.55%(b)            $  395,532    $  350,707    $ (43,135)       $  33,652     $   1,671    $    --     37,694    $   738,427
-------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund-
  Institutional
  Class-
  4.95%                  763,834       742,693      (54,287)         (20,237)          151     41,280    332,286      1,432,154
-------------------------------------------------------------------------------------------------------------------------------
AIM Intermediate
  Government Fund-
  Institutional
  Class-
  14.82%               2,281,647     2,214,535     (114,101)         (92,181)       (4,734)    92,829    506,521      4,285,166
-------------------------------------------------------------------------------------------------------------------------------
AIM International
  Core Equity Fund-
  Institutional
  Class-
  5.16%                  808,545       701,414     (111,880)          80,768        13,343         --    111,357      1,492,190
-------------------------------------------------------------------------------------------------------------------------------
AIM International
  Growth Fund-
  Institutional
  Class-
  2.59%                  413,296       350,707      (54,202)          29,863         9,912         --     28,919        749,576
-------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic
  Value Fund-
  Institutional
  Class-
  11.37%               1,777,045     1,591,084      (88,028)             (55)        7,857         --    223,515      3,287,903
-------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth
  Fund-
  Institutional
  Class-
  11.40%(b)            1,780,404     1,652,071      (86,055)         (56,967)        8,678         --    307,949      3,298,131
-------------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic
  Value Fund-
  Institutional
  Class-
  5.04%(b)               794,791       744,680      (38,219)         (48,831)        4,022         --    102,063      1,456,443
-------------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector
  Fund-
  Institutional
  Class-
  2.54%(b)               396,568       350,707      (27,066)          10,220         3,476         --     28,479        733,905
-------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond
  Fund-
  Institutional
  Class-
  14.78%               2,284,906     2,180,669     (158,007)         (32,164)       (2,464)    76,426    436,906      4,272,940
-------------------------------------------------------------------------------------------------------------------------------
AIM Total Return
  Bond Fund-
  Institutional
  Class-
  24.69%               3,800,678     3,680,366     (189,882)        (145,709)       (5,266)   127,450    706,250      7,140,187
===============================================================================================================================
TOTAL-
  99.89% (Cost
  $28,945,744)        15,497,246    14,559,633     (964,862)        (241,641)       36,646    337,985                28,887,022
===============================================================================================================================
OTHER ASSETS LESS
  LIABILITIES-0.11%                                                                                                      33,008
===============================================================================================================================
NET ASSETS-
  100.00%                                                                                                           $28,920,030
_______________________________________________________________________________________________________________________________
===============================================================================================================================

Notes to Schedule of Investments:

(a) The mutual funds and the Fund are affiliated by having the same investment advisor.
(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MODERATELY CONSERVATIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(Unaudited)

ASSETS:

Investments in affiliated underlying funds, at
  value (cost $28,945,744)                      $28,887,022
-----------------------------------------------------------
Cash                                                 20,484
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                   48,983
-----------------------------------------------------------
  Fund expenses absorbed                             26,497
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                2,445
-----------------------------------------------------------
Other assets                                         84,072
===========================================================
     Total assets                                29,069,503
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                              48,308
-----------------------------------------------------------
  Fund shares reacquired                             18,522
-----------------------------------------------------------
  Trustee deferred compensation and retirement
     plans                                            2,445
-----------------------------------------------------------
Accrued administrative services fees                  4,110
-----------------------------------------------------------
Accrued distribution fees                            12,721
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              363
-----------------------------------------------------------
Accrued transfer agent fees                           3,843
-----------------------------------------------------------
Accrued operating expenses                           59,161
===========================================================
     Total liabilities                              149,473
===========================================================
Net assets applicable to shares outstanding     $28,920,030
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                   $28,623,358
-----------------------------------------------------------
Undistributed net investment income                 256,434
-----------------------------------------------------------
Undistributed net realized gain from
  affiliated underlying fund shares                  98,960
-----------------------------------------------------------
Unrealized appreciation (depreciation) of
  affiliated underlying fund shares                 (58,722)
===========================================================
                                                $28,920,030
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                         $16,852,838
___________________________________________________________
===========================================================
Class B                                         $ 6,088,091
___________________________________________________________
===========================================================
Class C                                         $ 5,650,225
___________________________________________________________
===========================================================
Class R                                         $   274,586
___________________________________________________________
===========================================================
Institutional Class                             $    54,290
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                           1,571,681
___________________________________________________________
===========================================================
Class B                                             571,833
___________________________________________________________
===========================================================
Class C                                             530,411
___________________________________________________________
===========================================================
Class R                                              25,665
___________________________________________________________
===========================================================
Institutional Class                                   5,052
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     10.72
-----------------------------------------------------------
  Offering price per share
     (Net asset value of $10.72 divided by
       94.50%)                                  $     11.34
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     10.65
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     10.65
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share  $     10.70
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share  $     10.75
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MODERATELY CONSERVATIVE ALLOCATION FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends from affiliated underlying funds                    $ 337,416
=======================================================================


EXPENSES:

Administrative services fees                                     24,794
-----------------------------------------------------------------------
Custodian fees                                                    4,029
-----------------------------------------------------------------------
Distribution fees:

  Class A                                                        16,031
-----------------------------------------------------------------------
  Class B                                                        25,421
-----------------------------------------------------------------------
  Class C                                                        21,752
-----------------------------------------------------------------------
  Class R                                                           588
-----------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                             19,761
-----------------------------------------------------------------------
Transfer agent fees -- Institutional                                  5
-----------------------------------------------------------------------
Trustees' and officer's fees and benefits                         7,553
-----------------------------------------------------------------------
Professional services fees                                       22,617
-----------------------------------------------------------------------
Other                                                            74,603
=======================================================================
     Total expenses                                             217,154
=======================================================================
Less: Expenses reimbursed and expense offset arrangement       (137,578)
=======================================================================
     Net expenses                                                79,576
=======================================================================
Net investment income                                           257,840
=======================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS IN
  AFFILIATED UNDERLYING FUND SHARES

Net realized gain on sales of affiliated underlying fund
  shares                                                         36,617
=======================================================================
Change in net unrealized appreciation (depreciation) of
  affiliated underlying fund shares                            (241,640)
=======================================================================
Net gain (loss) from affiliated underlying funds               (205,023)
=======================================================================
Net increase in net assets resulting from operations          $  52,817
_______________________________________________________________________
=======================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MODERATELY CONSERVATIVE ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 and the period April 29, 2005 (Date operations commenced) through December 31, 2005
(Unaudited)

                                                               JUNE 30,      DECEMBER 31,
                                                                 2006            2005
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   257,840    $   127,610
-----------------------------------------------------------------------------------------
  Net realized gain from affiliated underlying fund shares         36,617         72,964
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    affiliated underlying fund shares                            (241,640)       182,918
=========================================================================================
    Net increase in net assets resulting from operations           52,817        383,492
=========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                              --        (91,164)
-----------------------------------------------------------------------------------------
  Class B                                                              --        (36,363)
-----------------------------------------------------------------------------------------
  Class C                                                              --        (25,959)
-----------------------------------------------------------------------------------------
  Class R                                                              --         (1,527)
-----------------------------------------------------------------------------------------
  Institutional Class                                                  --           (663)
=========================================================================================
    Total distributions from net investment income                     --       (155,676)
=========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                              --         (5,543)
-----------------------------------------------------------------------------------------
  Class B                                                              --         (2,688)
-----------------------------------------------------------------------------------------
  Class C                                                              --         (1,919)
-----------------------------------------------------------------------------------------
  Class R                                                              --            (99)
-----------------------------------------------------------------------------------------
  Institutional Class                                                  --            (38)
=========================================================================================
    Total distributions from net realized gains                        --        (10,287)
=========================================================================================
    Decrease in net assets resulting from distributions                --       (165,963)
=========================================================================================
Share transactions-net:
  Class A                                                       8,327,821      8,377,361
-----------------------------------------------------------------------------------------
  Class B                                                       2,168,469      3,837,667
-----------------------------------------------------------------------------------------
  Class C                                                       2,758,975      2,858,283
-----------------------------------------------------------------------------------------
  Class R                                                         129,069        141,328
-----------------------------------------------------------------------------------------
  Institutional Class                                                  --         50,711
=========================================================================================
    Net increase in net assets resulting from share
     transactions                                              13,384,334     15,265,350
=========================================================================================
    Net increase in net assets                                 13,437,151     15,482,879
=========================================================================================

NET ASSETS:

  Beginning of period                                          15,482,879             --
=========================================================================================
  End of period (including undistributed net investment
    income (loss) of $256,434 and $(1,406), respectively)     $28,920,030    $15,482,879
_________________________________________________________________________________________
=========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MODERATELY CONSERVATIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Moderately Conservative Allocation Fund (the "Fund") is a series portfolio of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide total return consistent with a lower level of risk relative to the broad stock market. The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM"). AIM may change the Fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Investments in underlying funds are valued at the end of the day net asset value per share.

       Securities in the underlying funds, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying funds' net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an

AIM MODERATELY CONSERVATIVE ALLOCATION FUND

     independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The results of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

       Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with AIM. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to AIM indirectly as a shareholder of the underlying funds.

    AIM has contractually agreed to reimburse expenses to the extent necessary to limit other expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 0.14% of average daily net assets, respectively, through at least June 30, 2006. In determining the advisor's obligation to reimburse expenses, the following expenses are not taken into account, and could cause other expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes;
(iv) dividend expense on short sales; (v) extraordinary items; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; (vii) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended June 30, 2006, AIM reimbursed expenses of $137,054.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended June 30, 2006, AIM was paid $24,794.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2006, the Fund paid AIS $19,761 for Class A, Class B, Class C and Class R share classes and $5 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the

AIM MODERATELY CONSERVATIVE ALLOCATION FUND

Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2006, the Class A, Class B, Class C and Class R shares paid $16,031, $25,421, $21,752 and $588, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2006, ADI advised the Fund that it retained $26,309 in front-end sales commissions from the sale of Class A shares and $4, $1,278, $2,346 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    The underlying funds pay no distribution fees and the Fund pays no sales loads or other similar compensation to ADI for acquiring underlying fund shares.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2006, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $524.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2006, the Fund paid legal fees of $1,795 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2006, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2005.

AIM MODERATELY CONSERVATIVE ALLOCATION FUND

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2006 was $14,559,633 and $964,862, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $ 295,756
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (355,720)
===============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                        $ (59,964)
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $28,946,986.


NOTE 8--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                          CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------
                                                                                               APRIL 29, 2005
                                                                                              (DATE OPERATIONS
                                                                  SIX MONTHS ENDED             COMMENCED) TO
                                                                   JUNE 30, 2006             DECEMBER 31, 2005
                                                              ------------------------    ------------------------
                                                               SHARES        AMOUNT        SHARES        AMOUNT
------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       794,405    $ 8,576,060      838,603    $ 8,773,092
------------------------------------------------------------------------------------------------------------------
  Class B                                                       277,450      2,971,691      383,950      3,988,966
------------------------------------------------------------------------------------------------------------------
  Class C                                                       305,676      3,281,792      284,129      2,967,129
------------------------------------------------------------------------------------------------------------------
  Class R                                                        12,072        129,439       14,959        155,290
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --             --        4,986         50,010
==================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                            --             --        8,559         90,553
------------------------------------------------------------------------------------------------------------------
  Class B                                                            --             --        3,404         35,909
------------------------------------------------------------------------------------------------------------------
  Class C                                                            --             --        2,643         27,878
------------------------------------------------------------------------------------------------------------------
  Class R                                                            --             --          154          1,626
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --             --           66            701
==================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        26,939        294,006        4,780         49,937
------------------------------------------------------------------------------------------------------------------
  Class B                                                       (27,096)      (294,006)      (4,794)       (49,937)
==================================================================================================================
Reacquired:
  Class A                                                       (50,294)      (542,245)     (51,311)      (536,221)
------------------------------------------------------------------------------------------------------------------
  Class B                                                       (47,933)      (509,216)     (13,148)      (137,271)
------------------------------------------------------------------------------------------------------------------
  Class C                                                       (48,921)      (522,817)     (13,116)      (136,724)
------------------------------------------------------------------------------------------------------------------
  Class R                                                           (35)          (370)      (1,485)       (15,588)
==================================================================================================================
                                                              1,242,263    $13,384,334    1,462,379    $15,265,350
__________________________________________________________________________________________________________________
==================================================================================================================


NOTE 9--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provision during 2007.

AIM MODERATELY CONSERVATIVE ALLOCATION FUND


NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                           CLASS A
                                                              ---------------------------------
                                                                                APRIL 29, 2005
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                               JUNE 30,          DECEMBER 31,
                                                                 2006                2005
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.60              $10.03
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.14                0.22
-----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.02)               0.49
===============================================================================================
    Total from investment operations                              0.12                0.71
===============================================================================================
Less distributions:
  Dividends from net investment income                              --               (0.13)
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --               (0.01)
===============================================================================================
    Total distributions                                             --               (0.14)
===============================================================================================
Net asset value, end of period                                 $ 10.72              $10.60
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   1.13%               7.01%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $16,853              $8,489
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.39%(c)            0.40%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.61%(c)            2.81%(d)
===============================================================================================
Estimated underlying fund expenses(e)                             0.69%               0.69%
===============================================================================================
Ratio of net investment income to average net assets              2.61%(c)            3.04%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(f)                                           4%                  5%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $12,930,985.
(d)  Annualized.
(e) In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM MODERATELY CONSERVATIVE ALLOCATION FUND

                                                                           CLASS B
                                                              ---------------------------------
                                                                                APRIL 29, 2005
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                               JUNE 30,          DECEMBER 31,
                                                                 2006                2005
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.57              $10.03
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.10                0.16
-----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.02)               0.49
===============================================================================================
    Total from investment operations                              0.08                0.65
===============================================================================================
Less distributions:
  Dividends from net investment income                              --               (0.10)
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --               (0.01)
===============================================================================================
    Total distributions                                             --               (0.11)
===============================================================================================
Net asset value, end of period                                  $10.65              $10.57
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   0.76%               6.49%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $6,088              $3,904
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.14%(c)            1.14%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.36%(c)            3.55%(d)
===============================================================================================
Estimated underlying fund expenses(e)                             0.69%               0.69%
===============================================================================================
Ratio of net investment income to average net assets              1.86%(c)            2.30%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(f)                                           4%                  5%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $5,126,425.
(d)  Annualized.
(e) In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM MODERATELY CONSERVATIVE ALLOCATION FUND

                                                                           CLASS C
                                                              ---------------------------------
                                                                                APRIL 29, 2005
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                               JUNE 30,          DECEMBER 31,
                                                                 2006                2005
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.57              $10.03
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.10                0.16
-----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.02)               0.49
===============================================================================================
    Total from investment operations                              0.08                0.65
===============================================================================================
Less distributions:
  Dividends from net investment income                              --               (0.10)
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --               (0.01)
===============================================================================================
    Total distributions                                             --               (0.11)
===============================================================================================
Net asset value, end of period                                  $10.65              $10.57
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   0.76%               6.49%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $5,650              $2,893
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.14%(c)            1.14%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.36%(c)            3.55%(d)
===============================================================================================
Estimated underlying fund expenses(e)                             0.69%               0.69%
===============================================================================================
Ratio of net investment income to average net assets              1.86%(c)            2.30%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(f)                                           4%                  5%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $4,386,396.
(d)  Annualized.
(e) In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM MODERATELY CONSERVATIVE ALLOCATION FUND

                                                                           CLASS R
                                                              ---------------------------------
                                                                                APRIL 29, 2005
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                               JUNE 30,          DECEMBER 31,
                                                                 2006                2005
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.59              $10.03
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.13                0.20
-----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.02)               0.49
===============================================================================================
    Total from investment operations                              0.11                0.69
===============================================================================================
Less distributions:
  Dividends from net investment income                              --               (0.12)
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --               (0.01)
===============================================================================================
    Total distributions                                             --               (0.13)
===============================================================================================
Net asset value, end of period                                  $10.70              $10.59
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   1.04%               6.84%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  275              $  144
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.64%(c)            0.64%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.86%(c)            3.05%(d)
===============================================================================================
Estimated underlying fund expenses(e)                             0.69%               0.69%
===============================================================================================
Ratio of net investment income to average net assets              2.36%(c)            2.80%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(f)                                           4%                  5%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $237,175.
(d)  Annualized.
(e) In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM MODERATELY CONSERVATIVE ALLOCATION FUND

                                                                     INSTITUTIONAL CLASS
                                                              ---------------------------------
                                                                                APRIL 29, 2005
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                               JUNE 30,          DECEMBER 31,
                                                                 2006                2005
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.61              $10.03
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.15                0.23
-----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.01)               0.49
===============================================================================================
    Total from investment operations                              0.14                0.72
===============================================================================================
Less distributions:
  Dividends from net investment income                              --               (0.13)
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --               (0.01)
===============================================================================================
    Total distributions                                             --               (0.14)
===============================================================================================
Net asset value, end of period                                  $10.75              $10.61
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   1.32%               7.19%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   54              $   54
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.14%(c)            0.14%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.20%(c)            2.40%(d)
===============================================================================================
Estimated underlying fund expenses(e)                             0.69%               0.69%
===============================================================================================
Ratio of net investment income to average net assets              2.86%(c)            3.30%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(f)                                           4%                  5%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $54,644.
(d)  Annualized.
(e) In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

AIM MODERATELY CONSERVATIVE ALLOCATION FUND

PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM MODERATELY CONSERVATIVE ALLOCATION FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

   DOMESTIC EQUITY                                  INTERNATIONAL/GLOBAL EQUITY           FIXED INCOME

AIM Basic Balanced Fund*                     AIM Asia Pacific Growth Fund                 TAXABLE
AIM Basic Value Fund                         AIM China Fund
AIM Capital Development Fund                 AIM Developing Markets Fund                  AIM Enhanced Short Bond Fund
AIM Charter Fund                             AIM European Growth Fund                     AIM Floating Rate Fund
AIM Constellation Fund                       AIM European Small Company Fund(1)           AIM High Yield Fund
AIM Diversified Dividend Fund                AIM Global Aggressive Growth Fund            AIM Income Fund
AIM Dynamics Fund                            AIM Global Equity Fund                       AIM Intermediate Government Fund
AIM Large Cap Basic Value Fund               AIM Global Growth Fund                       AIM International Bond Fund
AIM Large Cap Growth Fund                    AIM Global Value Fund                        AIM Limited Maturity Treasury Fund
AIM Mid Cap Basic Value Fund                 AIM Japan Fund                               AIM Money Market Fund
AIM Mid Cap Core Equity Fund(1)              AIM International Core Equity Fund           AIM Short Term Bond Fund
AIM Opportunities I Fund                     AIM International Growth Fund                AIM Total Return Bond Fund
AIM Opportunities II Fund                    AIM International Small Company Fund(1)      Premier Portfolio
AIM Opportunities III Fund                   AIM Trimark Fund                             Premier U.S.Government Money Portfolio
AIM S&P 500 Index Fund
AIM Select Equity Fund                                   SECTOR EQUITY
AIM Small Cap Equity Fund                                                                 TAX-FREE
AIM Small Cap Growth Fund                    AIM Advantage Health Sciences Fund
AIM Structured Core Fund                     AIM Energy Fund                              AIM High Income Municipal Fund(1)
AIM Structured Growth Fund                   AIM Financial Services Fund                  AIM Municipal Bond Fund
AIM Structured Value Fund                    AIM Global Health Care Fund                  AIM Tax-Exempt Cash Fund
AIM Summit Fund                              AIM Global Real Estate Fund                  AIM Tax-Free Intermediate Fund
AIM Trimark Endeavor Fund                    AIM Gold & Precious Metals Fund              Premier Tax-Exempt Portfolio
AIM Trimark Small Companies Fund             AIM Leisure Fund
                                             AIM Multi-Sector Fund
                                             AIM Real Estate Fund(1)                      AIM ALLOCATION SOLUTIONS
                                             AIM Technology Fund
                                             AIM Utilities Fund                           AIM Conservative Allocation Fund
                                                                                          AIM Growth Allocation Fund
                                                                                          AIM Moderate Allocation Fund
                                                                                          AIM Moderate Growth Allocation Fund
                                                                                          AIM Moderately Conservative
                                                                                          Allocation Fund


                                                                                          DIVERSIFIED PORTFOLIOS

                                                                                          AIM Income Allocation Fund
                                                                                          AIM International Allocation Fund

                                                   ================================================================================
                                                   CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
                                                   FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                                   FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                                   ================================================================================

*Domestic equity and income fund

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

   If used after October 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M MANAGEMENT GROUP INC. HAS PROVIDED LEADERSHIP IN THE INVESTMENT MANAGEMENT INDUSTRY SINCE 1976. AIM IS A SUBSIDIARY OF AMVESCAP PLC, ONE OF THE WORLD'S LARGEST INDEPENDENT FINANCIAL SERVICES COMPANIES WITH $414 BILLION IN ASSETS UNDER MANAGEMENT. DATA AS OF JUNE 30, 2006.

AIMinvestments.com                 MCAL-SAR-1           A I M Distributors, Inc.

                    [YOUR GOALS. OUR SOLUTIONS.]
                      --Registered Trademark--
========================================================================
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash                        [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management                      --Registered Trademark--
                               Plans    Accounts
========================================================================

                                                       AIM SMALL CAP GROWTH FUND
                               Semiannual Report to Shareholders o June 30, 2006


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

AIM SMALL CAP GROWTH FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of June 30, 2006, and is based on total net assets.

ABOUT SHARE CLASSES                          interest rates, investor perceptions and     governments whose securities are owned
                                             market liquidity.                            by the Fund; general economic and market
o Class B shares are not available as an                                                  conditions; regional or global economic
investment for retirement plans              o The values of convertible securities       instability; and currency and interest
maintained pursuant to Section 401 of        in which the Fund invests may be             rate fluctuations.
the Internal Revenue Code, including         affected by market interest rates, the
401(k) plans, money purchase pension         risk that the issuer may default on          ABOUT INDEXES USED IN THIS REPORT
plans and profit sharing plans. Plans        interest or principal payments and the
that had existing accounts prior to          value of the underlying common stock in      o The unmanaged STANDARD & POOR'S
September 30, 2003, invested in Class B      which these securities may be converted.     COMPOSITE INDEX OF 500 STOCKS (the S&P
shares will continue to be allowed to                                                     500--Registered Trademark-- Index) is an
make additional purchases.                   o The Fund may invest in debt securities     index of common stocks frequently used
                                             such as notes and bonds that carry           as a general measure of U.S. stock
o Class R shares are available only to       interest rate and credit risk.               market performance.
certain retirement plans. Please see the
prospectus for more information.             o The Fund may use enhanced investment       o The unmanaged RUSSELL 2000--Registered
                                             techniques such as leveraging and            Trademark-- GROWTH INDEX is a subset of
o Investor Class shares are closed to        derivatives. Leveraging entails special      the unmanaged Russell 2000 Index, which
most investors. For more information on      risks such as magnifying changes in the      represents the performance of the stocks
who may continue to invest in the            value of the portfolio's securities.         of small-capitalization companies; the
Investor Class shares, please see the        Derivatives are subject to counter-party     Growth subset measures the performance
prospectus.                                  risk--the risk that the other party will     of Russell 2000 companies with higher
                                             not complete the transaction with the        price/book ratios and higher forecasted
PRINCIPAL RISKS OF INVESTING IN THE FUND     Fund.                                        growth values.

o Investing in smaller companies             o There is no guarantee that the             o The unmanaged LIPPER SMALL-CAP GROWTH
involves greater risk than investing in      investment techniques and risk analyses      FUND INDEX represents an average of the
more established companies, such as          used by the Fund's portfolio managers        performance of the 30 largest
business risk, significant stock price       will produce the desired results.            small-capitalization growth equity funds
fluctuations and illiquidity.                                                             tracked by Lipper, Inc., an independent
                                             o The Fund may invest in obligations         mutual fund performance monitor.
o The Fund may invest up to 25% of its       issued by agencies and instrumentalities
assets in the securities of non-U.S.         of the U.S. Government that may vary in      o The Fund is not managed to track the
issuers. International investing presents    the level of support they receive from       performance of any particular index,
risks not associated with investing solely   the U.S Government. The U.S. Government      including the indexes defined here, and
in the United States. These include risks    may choose not to provide financial          consequently, the performance of the
relating to the fluctuation in the value     support to U.S. Government sponsored         Fund may deviate significantly from the
of the U.S. dollar relative to the           agencies or instrumentalities if it is       performance of the indexes.
values of the currencies, the custody        not legally obligated to do so, in which
arrangements made for the Fund's foreign     case, if the issuer defaulted, the           o A direct investment cannot be made in
holdings, differences in accounting,         underlying fund holding securities of        an index. Unless otherwise indicated,
political risks and the lesser degree of     such issuer might not be able to recover     index results include reinvested
public information required to be            its investment from the U.S Government.      dividends, and they do not reflect sales
provided by non-U.S. companies.                                                           charges. Performance of an index of
                                             o The Fund invests in "growth stocks"        funds reflects fund expenses;
o Although the Fund's return during          which may be more volatile than other        performance of a market index does not.
certain periods was positively impacted      investment styles because growth stocks
by its investments in initial public         are more sensitive to investor               OTHER INFORMATION
offerings (IPOs), there can be no            perceptions of an issuing company's
assurance that the Fund will have            growth potential.                            o Industry classifications used in this
favorable IPO investment opportunities                                                    report are generally according to the
in the future.                               o The prices of and the income generated     Global Industry Classification Standard,
                                             by securities held by the Fund may           which was developed by and is the
o Prices of equity securities change in      decline in response to certain events,       exclusive property and a service mark of
response to many factors including the       including those directly involving the       Morgan Stanley Capital International
historical and prospective earnings of       companies and                                Inc. and Standard & Poor's.
the issuer, the value of its assets,
general economic conditions,                                                              Continued on page 5
                                                                                          ========================================
                                                                                          FUND NASDAQ SYMBOLS

                                                                                          Class A Shares                     GTSAX
================================================================================          Class B Shares                     GTSBX
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 Class C Shares                     GTSDX
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES             Class R Shares                     GTSRX
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Investor Class Shares              GTSIX
================================================================================          ========================================

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMinvestments.com

AIM SMALL CAP GROWTH FUND



                    DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF
                    FUNDS--Registered Trademark--:

                    We're pleased to provide you with this report, which
   [GRAHAM          includes a discussion of how your Fund was managed during
    PHOTO]          the period under review in this report, and what factors
                    affected its performance. That discussion begins on page 3.

                       It's been said nothing is certain but death and taxes. We
ROBERT H. GRAHAM    would venture to add that one other thing is certain:
                    Markets change--and change often--in the short term. The
                    first six months of 2006 were a perfect example. Domestic
                    and global equity markets were generally strong during the early months of the period, but they became considerably
                    more volatile and negative beginning in May. Inflation fears
   [TAYLOR          were the primary cause of this change in market sentiment:
    PHOTO]
                    o  Amid signs of rising inflation, the U.S. Federal Reserve
                       Board continued to raise interest rates in response to inflation risks.
PHILLIP TAYLOR
                    o  The dollar remained weak, making imports more expensive and thereby raising inflation.

                    o Oil prices remained at historically high levels, threatening to reduce consumer spending--and possibly slowing the U.S. economy.

                       While we can't do anything about the ambiguity and
                    uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments--Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                       We also believe in the value of a trusted financial
                    advisor who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                    OUR COMMITMENT TO YOU

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                       Information about investing, the markets and your Fund is
                    always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                    Sincerely,

                    /s/ ROBERT H. GRAHAM               /s/ PHILIP TAYLOR

                    Robert H. Graham                   Philip Taylor
                    Vice Chair -- AIM Funds            President -- AIM Funds
                    Chair, AIM Investments             CEO, AIM Investments


                    August 10, 2006

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM SMALL CAP GROWTH FUND


                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with
                    A I M Advisors, Inc. (AIM) to make certain your interests
   [CROCKETT        are being served in terms of fees, performance and
     PHOTO]         operations.

                       Looking ahead, your Board finds many reasons to be
                    positive about AIM's management and strategic direction.
                    Most importantly, AIM management's investment management
BRUCE L. CROCKETT   discipline is paying off in terms of improved overall
                    performance. While work remains to be done, AIM's complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000. We are also pleased with AIM management's efforts to seek more cost-effective ways of delivering superior service.

                       In addition, AIM is realizing the benefits of belonging
                    to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP manages more than $414 billion globally, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                       The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                       Your Board is very pleased with the overall direction and
                    progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                    Sincerely,

                    /s/ BRUCE L. CROCKETT


                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    August 10, 2006


                    *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (aiminvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of the advisory agreement information for your Fund is also included in this semiannual report on pages 7-8.

AIM SMALL CAP GROWTH FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                                  2. Valuation analysis. Identifying
                                                                                          attractively valued stocks given their
=====================================================================================     growth potential over a one- to two-year
                                                                                          horizon.
PERFORMANCE SUMMARY                          ========================================
                                             FUND VS. INDEXES                                3. Technical analysis. Identifying
For the six months ended June 30,2006,                                                    the "timeliness" of a stock purchase. We
AIM Small Cap Growth Fund had positive       CUMULATIVE TOTAL RETURNS,                    review trading volume characteristics
returns. Excluding sales charges, the        12/31/05--6/30/06, EXCLUDING APPLICABLE      and trend analysis to make sure there
Class A Shares outperformed the broad        SALES CHARGES. IF SALES CHARGES WERE         are no signs of stock deterioration.
market, as measured by the S&P 500           INCLUDED, RETURNS WOULD BE LOWER.            This also serves as a risk management
Index, and the Fund's style-specific                                                      measure that helps us confirm our high
index, the Russell 2000 Growth Index.        Class A Shares                      6.43%    conviction candidates.

   Solid stock selection and generally       Class B Shares                      6.05        We consider selling or trimming a
stronger performance by small-cap stocks                                                  stock when:
enabled the Fund to outperform the           Class C Shares                      6.06
large-cap-oriented S&P 500 Index. Stock                                                   o The company's fundamental business
selection across sectors also enabled        Class R Shares                      6.32     prospects deteriorate.
Class A Shares to outperform the Russell
2000 Growth Index.                           Investor Class Shares*              6.42     o A stock reaches its target price.

   Your Fund's long-term performance         S&P 500 Index (Broad Market Index)  2.71     o The company's technical profile
appears on page 5.                                                                        deteriorates.
                                             Russell 2000 Growth Index
                                             (Style-Specific Index)              6.07     MARKET CONDITIONS AND YOUR FUND

                                             Lipper Small-Cap Growth Fund Index           After posting strong performance during
                                             (Peer Group Index)                  4.71     the first four months of 2006, domestic
                                                                                          equities generally retreated over the
                                             SOURCE: LIPPER INC.                          last two months of the reporting period
                                                                                          as investors became increasingly
                                                                                          concerned about inflation and the
                                             *SHARE CLASS INCEPTED DURING THE             likelihood of future interest rate hikes
                                             SEMIANNUAL REPORTING PERIOD. SEE PAGE 5      by the U.S. Federal Reserve Board, and
                                             FOR A DETAILED EXPLANATION OF FUND           the possibility that higher rates might
                                             PERFORMANCE.                                 hinder continued economic expansion.
                                             ========================================     While small-cap stocks were the hardest
                                                                                          hit during this market pullback, they
=====================================================================================     outperformed mid- and large-cap stocks
                                                                                          during the six-month reporting period.
HOW WE INVEST                                by keeping the Fund's sector weightings      Positive performance was broad among the
                                             in line with the benchmark by staying        Russell 2000 Growth Index's economic
We focus on small-cap growth companies       fully diversified in all those sectors.      sectors, with the best returns found in
with visible and long-term growth                                                         the consumer staples, energy, materials
opportunities, as demonstrated by            o STOCK SELECTION: We select stocks          and utilities sectors.
consistent and accelerating earnings         based on an analysis of individual
growth. Our investment philosophy            companies. Our three-step selection
involves:                                    process includes:

o PORTFOLIO CONSTRUCTION: We align the          1. Fundamental analysis. Building
Fund with the Russell 2000 Growth Index,     financial models and conducting in-depth
the benchmark we believe represents the      interviews with company management.
small-cap-growth asset class. We seek to
control risk
                                                                                                                         (continued)

========================================     ========================================     ========================================

PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                            TOP 10 EQUITY HOLDINGS*
By sector
                                             1. Oil & Gas Equipment & Services   4.6%      1. SBA Communications Corp.
Information Technology             23.7%     2. Application Software             4.4          -Class A                        1.4%
Health Care                        17.6      3. Health Care Equipment            4.4       2. Swift Transportation Co., Inc.  1.4
Industrials                        16.9      4. Regional Banks                   4.1       3. Euronet Worldwide,Inc.          1.3
Consumer Discretionary             14.2      5. Apparel Retail                   4.0       4. Thomas & Betts Corp.            1.3
Financials                          9.8                                                    5. VCA Antech,Inc.                 1.2
Energy                              9.0                                                    6. WESCO International,Inc.        1.1
Consumer Staples                    2.9      TOTAL NET ASSETS           $1.8 BILLION       7. Microsemi Corp.                 1.1
Materials                           2.2                                                    8. Polycom,Inc.                    1.1
Telecommunication Service           2.2      TOTAL NUMBER OF HOLDINGS*           135       9. Hydril                          1.0
Money Market Funds Plus                                                                   10. CoStar Group Inc.               1.0
Other Assets Less Liabilities       1.5


The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.
========================================     ========================================     ========================================

AIM SMALL CAP GROWTH FUND

   The Fund benefited from positive             The Fund underperformed relative to       stocks of small-cap growth companies
absolute performance in most economic        the Russell 2000 Growth Index by the         with growing cash flow and earnings.
sectors, with the highest positive           widest margin in the information
impact on performance coming from            technology sector. In this sector, stock        We thank you for your commitment to
holdings in the industrials, energy and      selection in several industries              AIM Small Cap Growth Fund.
materials sectors. On a relative basis,      negatively affected performance,
the Fund outperformed the Russell 2000       including the communications equipment       THE VIEWS AND OPINIONS EXPRESSED IN
Growth Index, with the widest margin of      industry. In this area, two of the           MANAGEMENT'S DISCUSSION OF FUND
outperformance in the industrials,           largest detractors included SAFENET and      PERFORMANCE ARE THOSE OF A I M ADVISORS,
materials and consumer discretionary         BLUE COAT SYSTEMS. The stock price of        INC. THESE VIEWS AND OPINIONS ARE
sectors.                                     security software developer Safenet fell     SUBJECT TO CHANGE AT ANY TIME BASED ON
                                             after the company reported disappointing     FACTORS SUCH AS MARKET AND ECONOMIC
   The Fund benefited from strong stock      financial results for two consecutive        CONDITIONS. THESE VIEWS AND OPINIONS MAY
selection in the industrials sector.         quarters. Blue Coat Systems, a maker of      NOT BE RELIED UPON AS INVESTMENT ADVICE
Specific areas of strength included          appliances used to protect Internet          OR RECOMMENDATIONS, OR AS AN OFFER FOR A
trading companies/distributors and           networks, also saw its stock price fall      PARTICULAR SECURITY. THE INFORMATION IS
electrical equipment, two industries         after reporting disappointing financial      NOT A COMPLETE ANALYSIS OF EVERY ASPECT
that benefited from an acceleration in       results for two consecutive quarters. We     OF ANY MARKET, COUNTRY, INDUSTRY,
non-residential construction activity.       subsequently sold both holdings due to       SECURITY OR THE FUND. STATEMENTS OF FACT
Within these industries, two holdings        disappointing fundamentals.                  ARE FROM SOURCES CONSIDERED RELIABLE,
that made significant contributions to                                                    BUT A I M ADVISORS, INC. MAKES NO
Fund performance were electrical                The Fund also underperformed in the       REPRESENTATION OR WARRANTY AS TO THEIR
distributor WESCO INTERNATIONAL and          health care sector, primarily due to         COMPLETENESS OR ACCURACY. ALTHOUGH
electrical component manufacturer THOMAS     weak stock selection. One of the most        HISTORICAL PERFORMANCE IS NO GUARANTEE
& BETTS. In addition to benefiting from      significant detractors was MERGE             OF FUTURE RESULTS, THESE INSIGHTS MAY
the favorable non-residential                TECHNOLOGIES, a health care software and     HELP YOU UNDERSTAND OUR INVESTMENT
construction trend, both companies had       services company that focuses on             MANAGEMENT PHILOSOPHY.
management teams that successfully           accelerating the productivity of imaging
implemented strategies to control costs      centers, hospitals and clinics. The                See important Fund and index
and improve profit margins.                  price of this stock fell when the             disclosures on the inside front cover.
                                             company announced an audit for revenue
   Solid stock selection in the              recognition, several management team
materials sector also drove                  changes and a possible need to restate
outperformance versus the Russell 2000       company financial results.                                     JULIET S. ELLIS,
Growth Index. One holding that made a                                                          [ELLIS       Chartered Financial
significant contribution was CARPENTER          While overall positioning of the Fund          PHOTO]       Analyst, senior
TECHNOLOGY, a manufacturer of                was little changed during the period,                          portfolio manager, is
corrosion-resistant materials for            the largest additions were made to                             lead manager of AIM
customers in the aerospace, automotive       retailing stocks in the consumer             Small Cap Growth Fund. Ms. Ellis joined
and other industries. The stock price        discretionary sector and capital goods       AIM in 2004. She previously served as
appreciated when the company reported        stocks in the industrials sector. The        senior portfolio manager of two
strong growth in revenue, earnings and       largest reductions were made in the          small-cap funds for another company and
free cash flow, citing increased demand      materials sector, commercial                 was responsible for the management of
for the company's specialty alloys used      services/supplies holdings in the            more than $2 billion in assets. Ms.
to build new, lighter, more                  industrials sector and consumer durables     Ellis began her investment career in
fuel-efficient aircraft being purchased      and apparel holdings in the consumer         1981 as a financial consultant. She is a
by many foreign airline companies.           discretionary sector. All changes to the     Cum Laude and Phi Beta Kappa graduate of
Additionally, the company had success in     Fund were based on our bottom-up stock       Indiana University with a B.A. in
rolling out a new pricing system based       selection process of identifying what we     economics and political science.
on its product's value to the end            consider high quality growth companies
customer.                                    trading at what we believe are                                 JUAN R. HARTSFIELD,
                                             attractive valuations.                         [HARTSFIELD     Chartered Financial
   The Fund also outperformed the                                                             PHOTO]        Analyst, portfolio
style-specific index in the consumer         IN CLOSING                                                     manager, is manager of
discretionary sector, primarily due to                                                                      AIM Small Cap Growth
strong stock selection in both retailing     Although we are pleased to have provided     Fund. Prior to joining AIM in 2004, he
and media stocks. Several retailing          positive returns for our investors for       began his investment career in 2000 as
stocks made key contributions, including     the reporting period, we are always          an equity analyst and most recently
COLDWATER CREEK, CHARLOTTE RUSSE and THE     striving to improve performance and help     served as a portfolio manager. Mr.
CHILDREN'S PLACE. An underweight             you meet your financial goals. We remain     Hartsfield earned a B.S. in petroleum
position in media holdings also              committed to our investment process of       engineering from The University of Texas
contributed to outperformance, as many       focusing on the attractively priced          and an M.B.A. from The University of
broadcast and publishing stocks had                                                       Michigan.
negative returns during the period.
                                                                                          Assisted by the Small Cap Core/Growth
                                                                                          Team

                                                                                                [RIGHT ARROW GRAPHIC]

                                                                                          FOR A PRESENTATION OF YOUR FUND'S
                                                                                          LONG-TERM PERFORMANCE, PLEASE SEE
                                                                                          PAGE 5.

AIM SMALL CAP GROWTH FUND


YOUR FUND'S LONG-TERM PERFORMANCE

========================================
AVERAGE ANNUAL TOTAL RETURNS                 CLASS R SHARES' INCEPTION DATE IS JUNE       VALUE AND THE EFFECT OF THE MAXIMUM
                                             3, 2002. RETURNS SINCE THAT DATE ARE         SALES CHARGE UNLESS OTHERWISE STATED.
As of 6/30/06, including applicable          HISTORICAL RETURNS. ALL OTHER RETURNS        PERFORMANCE FIGURES DO NOT REFLECT
sales charges                                ARE BLENDED RETURNS OF HISTORICAL CLASS      DEDUCTION OF TAXES A SHAREHOLDER WOULD
                                             R SHARE PERFORMANCE AND RESTATED CLASS A     PAY ON FUND DISTRIBUTIONS OR SALE OF
CLASS A SHARES                               SHARE PERFORMANCE (FOR PERIODS PRIOR TO      FUND SHARES. INVESTMENT RETURN AND
Inception (10/18/95)             11.47%      THE INCEPTION DATE OF CLASS R SHARES) AT     PRINCIPAL VALUE WILL FLUCTUATE SO THAT
10 Years                         10.13       NET ASSET VALUE, ADJUSTED TO REFLECT THE     YOU MAY HAVE A GAIN OR A LOSS WHEN YOU
 5 Years                          1.70       HIGHER RULE 12b-1 FEES APPLICABLE TO         SELL SHARES.
 1 Year                           6.95       CLASS R SHARES. CLASS A SHARES'
                                             INCEPTION DATE IS OCTOBER 18, 1995.             CLASS A SHARE PERFORMANCE REFLECTS
CLASS B SHARES                                                                            THE MAXIMUM 5.50% SALES CHARGE, AND
Inception (10/18/95)             11.47%         INVESTOR CLASS SHARES' INCEPTION DATE     CLASS B AND CLASS C SHARE PERFORMANCE
10 Years                         10.11       IS APRIL 7, 2006. RETURNS SINCE THAT         REFLECTS THE APPLICABLE CONTINGENT
 5 Years                          1.71       DATE ARE HISTORICAL RETURNS. ALL OTHER       DEFERRED SALES CHARGE (CDSC) FOR THE
 1 Year                           7.35       RETURNS ARE BLENDED RETURNS OF               PERIOD INVOLVED. THE CDSC ON CLASS B
                                             HISTORICAL INVESTOR CLASS SHARE              SHARES DECLINES FROM 5% BEGINNING AT THE
CLASS C SHARES                               PERFORMANCE AND RESTATED CLASS A SHARE       TIME OF PURCHASE TO 0% AT THE BEGINNING
Inception (5/3/99)                7.37%      PERFORMANCE (FOR PERIODS PRIOR TO THE        OF THE SEVENTH YEAR. THE CDSC ON CLASS C
 5 Years                          2.09       INCEPTION DATE OF INVESTOR CLASS SHARES)     SHARES IS 1% FOR THE FIRST YEAR AFTER
 1 Year                          11.32       AT NET ASSET VALUE, ADJUSTED TO REFLECT      PURCHASE. CLASS R SHARES DO NOT HAVE A
                                             THE RULE 12b-1 FEES APPLICABLE TO CLASS      FRONT-END SALES CHARGE; RETURNS SHOWN
CLASS R SHARES                               A SHARES. CLASS A SHARES' INCEPTION DATE     ARE AT NET ASSET VALUE AND DO NOT
10 Years                         10.54%      IS OCTOBER 18, 1995.                         REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
 5 Years                          2.61                                                    ON A TOTAL REDEMPTION OF RETIREMENT PLAN
 1 Year                          12.88          THE PERFORMANCE DATA QUOTED REPRESENT     ASSETS WITHIN THE FIRST YEAR. INVESTOR
                                             PAST PERFORMANCE AND CANNOT GUARANTEE        CLASS SHARES DO NOT HAVE A FRONT-END
INVESTOR CLASS SHARES                        COMPARABLE FUTURE RESULTS; CURRENT           SALES CHARGE OR A CDSC; THEREFORE,
10 Years                         10.75%      PERFORMANCE MAY BE LOWER OR HIGHER.          PERFORMANCE IS AT NET ASSET VALUE.
 5 Years                          2.86       PLEASE VISIT AIMINVESTMENTS.COM FOR THE
 1 Year                          13.18       MOST RECENT MONTH-END PERFORMANCE.              THE PERFORMANCE OF THE FUND'S SHARE
                                             PERFORMANCE FIGURES REFLECT REINVESTED       CLASSES WILL DIFFER DUE TO DIFFERENT
========================================     DISTRIBUTIONS, CHANGES IN NET ASSET          SALES CHARGE STRUCTURES AND CLASS
CUMULATIVE TOTAL RETURNS                                                                  EXPENSES.
4/7/06-6/30/06

Investor Class Shares             -4.10%
========================================



Continued from inside front cover

o The returns shown in the management's      and third quarters, the Fund files the       A description of the policies and
discussion of Fund performance are based     lists with the Securities and Exchange       procedures that the Fund uses to
on net asset values calculated for           Commission (SEC) on Form N-Q. The most       determine how to vote proxies relating
shareholder transactions. Generally          recent list of portfolio holdings is         to portfolio securities is available
accepted accounting principles require       available at AIMinvestments.com. From        without charge, upon request, from our
adjustments to be made to the net assets     our home page, click on Products &           Client Services department at
of the Fund at period end for financial      Performance, then Mutual Funds, then         800-959-4246 or on the AIM Web site,
reporting purposes, and as such, the net     Fund Overview. Select your Fund from the     AIMinvestments.com. On the home page,
asset values for shareholder                 drop-down menu and click on Complete         scroll down and click on AIM Funds Proxy
transactions and the returns based on        Quarterly Holdings. Shareholders can         Policy. The information is also
those net asset values may differ from       also look up the Fund's Forms N-Q on the     available on the SEC Web site, sec.gov.
the net asset values and returns             SEC Web site at sec.gov. Copies of the
reported in the Financial Highlights.        Fund's Forms N-Q may be reviewed and         Information regarding how the Fund voted
                                             copied at the SEC Public Reference Room      proxies related to its portfolio
The Fund provides a complete list of its     at 100 F Street, N.E., Washington, D.C.      securities during the 12 months ended
holdings four times in each fiscal year,     20549-0102. You can obtain information       June 30, 2006, is available at our Web
at the quarter-ends. For the second and      on the operation of the Public Reference     site. Go to AIMinvestments.com, access
fourth quarters, the lists appear in the     Room, including information about            the About Us tab, click on Required
Fund's semiannual and annual reports to      duplicating fee charges, by calling          Notices and then click on Proxy Voting
shareholders. For the first                  202-942-8090 or 800-732-0330,or by           Activity. Next, select the Fund from the
                                             electronic request at the following          drop-down menu. The information is also
                                             e-mail address: publicinfo@sec.gov. The      available on the SEC Web site, sec.gov.
                                             SEC file numbers for the Fund are
                                             811-02699 and 002-57526.

AIM SMALL CAP GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur      may use the information in this table,       shares actual cumulative total returns
two types of costs: (1) transaction          together with the amount you invested,       at net asset value after expenses for
costs, which may include sales charges       to estimate the expenses that you paid       the six months ended June 30, 2006,
(loads) on purchase payments; contingent     over the period. Simply divide your          appear in the table "Fund vs. Indexes"
deferred sales charges on redemptions;       account value by $1,000 (for example, an     on page 3. Actual cumulative total
and redemption fees, if any; and (2)         $8,600 account value divided by $1,000 =     returns for Investor Class shares are
ongoing costs, including management          8.6), then multiply the result by the        shown on page 5.
fees; distribution and/or service fees       number in the table under the heading
(12b-1); and other Fund expenses. This       entitled "Actual Expenses Paid During           THE HYPOTHETICAL ACCOUNT VALUES AND
example is intended to help you              Period" to estimate the expenses you         EXPENSES MAY NOT BE USED TO ESTIMATE THE
understand your ongoing costs (in            paid on your account during this period      ACTUAL ENDING ACCOUNT BALANCE OR
dollars) of investing in the Fund and to     (April 7, 2006, through June 30, 2006        EXPENSES YOU PAID FOR THE PERIOD. YOU
compare these costs with ongoing costs       for the Investor Class shares). Because      MAY USE THIS INFORMATION TO COMPARE THE
of investing in other mutual funds. With     the actual ending account value and          ONGOING COSTS OF INVESTING IN THE FUND
the exception of the actual ending           expense information in the example is        AND OTHER FUNDS. TO DO SO, COMPARE THIS
account value and expenses of the            not based upon a six month period for        5% HYPOTHETICAL EXAMPLE WITH THE 5%
Investor Class shares, the example is        the Investor Class shares, the ending        HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
based on an investment of $1,000             account value and expense information        SHAREHOLDER REPORTS OF THE OTHER FUNDS.
invested at the beginning of the period      may not provide a meaningful comparison
and held for the entire period January       to mutual funds that provide such               Please note that the expenses shown
1, 2006, through June 30, 2006. The          information for a full six month period.     in the table are meant to highlight your
actual ending account value and expenses                                                  ongoing costs only and do not reflect
of the Investor Class shares in the          HYPOTHETICAL EXAMPLE FOR COMPARISON          any transactional costs, such as sales
below example are based on an investment     PURPOSES                                     charges (loads) on purchase payments,
of $1,000 invested on April 7, 2006 (the                                                  contingent deferred sales charges on
date the share class commenced sales)        The table below also provides                redemptions, and redemption fees, if
and held through June 30, 2006.              information about hypothetical account       any. Therefore, the hypothetical
                                             values and hypothetical expenses based       information is useful in comparing
ACTUAL EXPENSES                              on the Fund's actual expense ratio and       ongoing costs only, and will not help
                                             an assumed rate of return of 5% per year     you determine the relative total costs
The table below provides information about   before expenses, which is not the Fund's     of owning different funds. In addition,
actual account values and actual             actual return. The Fund's Class A, B, C      if these transactional costs were
expenses. You                                and R                                        included, your costs would have been
                                                                                          higher.

====================================================================================================================================


                                                       ACTUAL                        HYPOTHETICAL
                                                                           (5% ANNUAL RETURN BEFORE EXPENSES)

                     BEGINNING            ENDING               EXPENSES        ENDING             EXPENSES          ANNUALIZED
 SHARE             ACCOUNT VALUE       ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS              (1/1/06)(1)        (6/30/06)(1)            PERIOD(2)      (6/30/06)           PERIOD(3)           RATIO
   A                 $1,000.00           $1,064.30             $ 6.50         $1,018.50            $ 6.36             1.27%
   B                  1,000.00            1,060.50              10.32          1,014.78             10.09             2.02
   C                  1,000.00            1,060.60              10.32          1,014.78             10.09             2.02
   R                  1,000.00            1,063.20               7.78          1,017.26              7.60             1.52
Investor              1,000.00              959.00               2.92          1,018.45              6.41             1.28



(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June
     30, 2006 (April 7, 2006, through June 30, 2006 for the Investor Class shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the period ended June 30, 2006, appear in the table "Fund vs. Indexes" on page 3. Actual cumulative total returns for Investor Class shares are shown on page
     5.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year. For the Investor Class shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 85
     (April 7, 2006, through June 30, 2006)/365. Because the Investor Class shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.


(3)  Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Investor Class shares of the Fund and other funds because such data is based on a full six month period.

                                                                                           [ARROW        For More Information Visit
                                                                                            BUTTON           AIMinvestments.com
                                                                                            IMAGE]

====================================================================================================================================


AIM SMALL CAP GROWTH FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Growth          o The quality of services to be provided     o Meetings with the Fund's portfolio
Series (the "Board") oversees the            by AIM. The Board reviewed the               managers and investment personnel. With
management of AIM Small Cap Growth Fund      credentials and experience of the            respect to the Fund, the Board is
(the "Fund") and, as required by law,        officers and employees of AIM who will       meeting periodically with such Fund's
determines annually whether to approve       provide investment advisory services to      portfolio managers and/or other
the continuance of the Fund's advisory       the Fund. In reviewing the                   investment personnel and believes that
agreement with A I M Advisors, Inc.          qualifications of AIM to provide             such individuals are competent and able
("AIM"). Based upon the recommendation       investment advisory services, the Board      to continue to carry out their
of the Investments Committee of the          considered such issues as AIM's              responsibilities under the Advisory
Board, at a meeting held on June 27,         portfolio and product review process,        Agreement.
2006, the Board, including all of the        various back office support functions
independent trustees, approved the           provided by AIM and AIM's equity and         o Overall performance of AIM. The Board
continuance of the advisory agreement        fixed income trading operations. Based       considered the overall performance of
(the "Advisory Agreement") between the       on the review of these and other             AIM in providing investment advisory and
Fund and AIM for another year, effective     factors, the Board concluded that the        portfolio administrative services to the
July 1, 2006.                                quality of services to be provided by        Fund and concluded that such performance
                                             AIM was appropriate and that AIM             was satisfactory.
   The Board considered the factors          currently is providing satisfactory
discussed below in evaluating the            services in accordance with the terms of     o Fees relative to those of clients of
fairness and reasonableness of the           the Advisory Agreement.                      AIM with comparable investment
Advisory Agreement at the meeting on                                                      strategies. The Board reviewed the
June 27, 2006 and as part of the Board's     o The performance of the Fund relative       effective advisory fee rate (before
ongoing oversight of the Fund. In their      to comparable funds. The Board reviewed      waivers) for the Fund under the Advisory
deliberations, the Board and the             the performance of the Fund during the       Agreement. The Board noted that this
independent trustees did not identify        past one, three and five calendar years      rate was (i) below the effective
any particular factor that was               against the performance of funds advised     advisory fee rate (before waivers) for a
controlling, and each trustee attributed     by other advisors with investment            variable insurance fund advised by AIM
different weights to the various             strategies comparable to those of the        and offered to insurance company
factors.                                     Fund. The Board noted that the Fund's        separate accounts with investment
                                             performance was above the median             strategies comparable to those of the
   One responsibility of the independent     performance of such comparable funds for     Fund; and (ii) above the effective
Senior Officer of the Fund is to manage      the one year period and below such           sub-advisory fee rates for four variable
the process by which the Fund's proposed     median performance for the three and         insurance funds sub-advised by an AIM
management fees are negotiated to ensure     five year periods. Based on this review      affiliate and offered to insurance
that they are negotiated in a manner         and after taking account of all of the       company separate accounts with
which is at arms' length and reasonable.     other factors that the Board considered      investment strategies comparable to
To that end, the Senior Officer must         in determining whether to continue the       those of the Fund, although the total
either supervise a competitive bidding       Advisory Agreement for the Fund, the         advisory fees for such variable
process or prepare an independent            Board concluded that no changes should       insurance funds were above those for the
written evaluation. The Senior Officer       be made to the Fund and that it was not      Fund. The Board noted that AIM has
has recommended an independent written       necessary to change the Fund's portfolio     agreed to limit the Fund's total
evaluation in lieu of a competitive          management team at this time. Although       operating expenses, as discussed below.
bidding process and, upon the direction      the independent written evaluation of        Based on this review, the Board
of the Board, has prepared such an           the Fund's Senior Officer (discussed         concluded that the advisory fee rate for
independent written evaluation. Such         below) only considered Fund performance      the Fund under the Advisory Agreement
written evaluation also considered           through the most recent calendar year,       was fair and reasonable.
certain of the factors discussed below.      the Board also reviewed more recent Fund
In addition, as discussed below, the         performance, which did not change their      o Fees relative to those of comparable
Senior Officer made a recommendation to      conclusions.                                 funds with other advisors. The Board
the Board in connection with such                                                         reviewed the advisory fee rate for the
written evaluation.                          o The performance of the Fund relative       Fund under the Advisory Agreement. The
                                             to indices. The Board reviewed the           Board compared effective contractual
   The discussion below serves as a          performance of the Fund during the past      advisory fee rates at a common asset
summary of the Senior Officer's              one, three and five calendar years           level at the end of the past calendar
independent written evaluation and           against the performance of the Lipper        year and noted that the Fund's rate was
recommendation to the Board in               Small-Cap Growth Index. The Board noted      below the median rate of the funds
connection therewith, as well as a           that the Fund's performance was above        advised by other advisors with
discussion of the material factors and       the performance of such Index for the        investment strategies comparable to
the conclusions with respect thereto         one year period, comparable to such          those of the Fund that the Board
that formed the basis for the Board's        Index for the three year period, and         reviewed. The Board noted that AIM has
approval of the Advisory Agreement.          below such Index for the five year           agreed to limit the Fund's total
After consideration of all of the            period. Based on this review and after       operating expenses, as discussed below.
factors below and based on its informed      taking account of all of the other           Based on this review, the Board
business judgment, the Board determined      factors that the Board considered in         concluded that the advisory fee rate for
that the Advisory Agreement is in the        determining whether to continue the          the Fund under the Advisory Agreement
best interests of the Fund and its           Advisory Agreement for the Fund, the         was fair and reasonable.
shareholders and that the compensation       Board concluded that no changes should
to AIM under the Advisory Agreement is       be made to the Fund and that it was not      o Expense limitations and fee waivers.
fair and reasonable and would have been      necessary to change the Fund's portfolio     The Board noted that AIM has
obtained through arm's length                management team at this time. Although       contractually agreed to waive fees
negotiations.                                the independent written evaluation of        and/or limit expenses of the Fund
                                             the Fund's Senior Officer (discussed         through July 31, 2006 in an amount
   Unless otherwise stated, information      below) only considered Fund performance      necessary to limit total annual
presented below is as of June 27, 2006       through the most recent calendar year,       operating expenses to a specified
and does not reflect any changes that        the Board also reviewed more recent Fund     percentage of average daily net assets
may have occurred since June 27, 2006,       performance, which did not change their      for each class of the Fund. The Board
including but not limited to changes to      conclusions.                                 also noted that AIM has voluntarily
the Fund's performance, advisory fees,                                                    agreed to waive fees and/or limit
expense limitations and/or fee waivers.                                                   expenses of the Fund in an amount
                                                                                          necessary to limit total annual
o The nature and extent of the advisory                                                   operating expenses to a specified
services to be provided by AIM. The                                                       percentage of average daily net assets
Board reviewed the services to be                                                         for each class of the Fund that is lower
provided by AIM under the Advisory                                                        than the contractual agreement. The
Agreement. Based on such review, the                                                      Board considered the contractual and
Board concluded that the range of                                                         voluntary natures of these fee
services to be provided by AIM under the                                                  waivers/expense limitations and noted
Advisory Agreement was appropriate and                                                    that the con-
that AIM currently is providing services
in accordance with the terms of the
Advisory Agreement.

                                                                                                                         (continued)

AIM SMALL CAP GROWTH FUND

tractual agreement remains in effect         o Profitability of AIM and its               o Other factors and current trends. The
through July 31, 2006 and that the           affiliates. The Board reviewed               Board considered the steps that AIM and
voluntary agreement can be terminated at     information concerning the profitability     its affiliates have taken over the last
any time by AIM without further notice       of AIM's (and its affiliates')               several years, and continue to take, in
to investors. The Board considered the       investment advisory and other activities     order to improve the quality and
effect these fee waivers/expense             and its financial condition. The Board       efficiency of the services they provide
limitations would have on the Fund's         considered the overall profitability of      to the Funds in the areas of investment
estimated expenses and concluded that        AIM, as well as the profitability of AIM     performance, product line
the levels of fee waivers/expense            in connection with managing the Fund.        diversification, distribution, fund
limitations for the Fund were fair and       The Board noted that AIM's operations        operations, shareholder services and
reasonable.                                  remain profitable, although increased        compliance. The Board concluded that
                                             expenses in recent years have reduced        these steps taken by AIM have improved,
o Breakpoints and economies of scale.        AIM's profitability. Based on the review     and are likely to continue to improve,
The Board reviewed the structure of the      of the profitability of AIM's and its        the quality and efficiency of the
Fund's advisory fee under the Advisory       affiliates' investment advisory and          services AIM and its affiliates provide
Agreement, noting that it includes three     other activities and its financial           to the Fund in each of these areas, and
breakpoints. The Board reviewed the          condition, the Board concluded that the      support the Board's approval of the
level of the Fund's advisory fees, and       compensation to be paid by the Fund to       continuance of the Advisory Agreement
noted that such fees, as a percentage of     AIM under its Advisory Agreement was not     for the Fund.
the Fund's net assets, have decreased as     excessive.
net assets increased because the
Advisory Agreement includes breakpoints.     o Benefits of soft dollars to AIM. The
The Board concluded that the Fund's fee      Board considered the benefits realized
levels under the Advisory Agreement          by AIM as a result of brokerage
therefore reflect economies of scale and     transactions executed through "soft
that it was not necessary to change the      dollar" arrangements. Under these
advisory fee breakpoints in the Fund's       arrangements, brokerage commissions paid
advisory fee schedule.                       by the Fund and/or other funds advised
                                             by AIM are used to pay for research and
o Investments in affiliated money market     execution services. This research may be
funds. The Board also took into account      used by AIM in making investment
the fact that uninvested cash and cash       decisions for the Fund. The Board
collateral from securities lending           concluded that such arrangements were
arrangements, if any (collectively,          appropriate.
"cash balances") of the Fund may be
invested in money market funds advised       o AIM's financial soundness in light of
by AIM pursuant to the terms of an SEC       the Fund's needs. The Board considered
exemptive order. The Board found that        whether AIM is financially sound and has
the Fund may realize certain benefits        the resources necessary to perform its
upon investing cash balances in AIM          obligations under the Advisory
advised money market funds, including a      Agreement, and concluded that AIM has
higher net return, increased liquidity,      the financial resources necessary to
increased diversification or decreased       fulfill its obligations under the
transaction costs. The Board also found      Advisory Agreement.
that the Fund will not receive reduced
services if it invests its cash balances     o Historical relationship between the
in such money market funds. The Board        Fund and AIM. In determining whether to
noted that, to the extent the Fund           continue the Advisory Agreement for the
invests uninvested cash in affiliated        Fund, the Board also considered the
money market funds, AIM has voluntarily      prior relationship between AIM and the
agreed to waive a portion of the             Fund, as well as the Board's knowledge
advisory fees it receives from the Fund      of AIM's operations, and concluded that
attributable to such investment. The         it was beneficial to maintain the
Board further determined that the            current relationship, in part, because
proposed securities lending program and      of such knowledge. The Board also
related procedures with respect to the       reviewed the general nature of the
lending Fund is in the best interests of     non-investment advisory services
the lending Fund and its respective          currently performed by AIM and its
shareholders. The Board therefore            affiliates, such as administrative,
concluded that the investment of cash        transfer agency and distribution
collateral received in connection with       services, and the fees received by AIM
the securities lending program in the        and its affiliates for performing such
money market funds according to the          services. In addition to reviewing such
procedures is in the best interests of       services, the trustees also considered
the lending Fund and its respective          the organizational structure employed by
shareholders.                                AIM and its affiliates to provide those
                                             services. Based on the review of these
o Independent written evaluation and         and other factors, the Board concluded
recommendations of the Fund's Senior         that AIM and its affiliates were
Officer. The Board noted that, upon          qualified to continue to provide
their direction, the Senior Officer of       non-investment advisory services to the
the Fund, who is independent of AIM and      Fund, including administrative, transfer
AIM's affiliates, had prepared an            agency and distribution services, and
independent written evaluation in order      that AIM and its affiliates currently
to assist the Board in determining the       are providing satisfactory
reasonableness of the proposed               non-investment advisory services.
management fees of the AIM Funds,
including the Fund. The Board noted that
the Senior Officer's written evaluation
had been relied upon by the Board in
this regard in lieu of a competitive
bidding process. In determining whether
to continue the Advisory Agreement for
the Fund, the Board considered the
Senior Officer's written evaluation.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/06

AIM SMALL CAP GROWTH FUND

INSTITUTIONAL CLASS SHARES                   ========================================          PLEASE NOTE THAT PAST PERFORMANCE
                                             AVERAGE ANNUAL TOTAL RETURNS                 IS NOT INDICATIVE OF FUTURE RESULTS.
The following information has been           For periods ended 6/30/06                    MORE RECENT RETURNS MAY BE MORE OR LESS
prepared to provide Institutional Class                                                   THAN THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     Inception (3/15/02)             6.56%        REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings.                    1 Year                       13.73         INVESTMENT RETURN AND PRINCIPAL VALUE
Institutional Class shares are offered         6 Months*                     6.66         WILL FLUCTUATE SO YOUR SHARES, WHEN
exclusively to institutional investors,                                                   REDEEMED, MAY BE WORTH MORE OR LESS THAN
including defined contribution plans         *Cumulative total return that has not        THEIR ORIGINAL COST. SEE FULL REPORT FOR
that meet certain criteria.                  been annualized                              INFORMATION ON COMPARATIVE BENCHMARKS.
                                             ========================================     PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                                                                          MORE INFORMATION. FOR THE MOST CURRENT
                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES     MONTH-END PERFORMANCE, PLEASE CALL
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET     800-451-4246 OR VISIT
                                             ASSET VALUE (NAV). PERFORMANCE OF            AIMINVESTMENTS.COM.
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES
                                             PRIMARILY DUE TO DIFFERING SALES CHARGES
                                             AND CLASS EXPENSES.









=======================================
NASDAQ SYMBOL                  GTSVX
=======================================

                                                                                       Over for information on your Fund's expenses.

=====================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=====================================================================================

                      FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


AIMinvestments.com    SCG-INS-2    A I M Distributors, Inc.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      divide your account value by $1,000 (for          THE HYPOTHETICAL ACCOUNT VALUES AND
                                             example, an $8,600 account value divided     EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder of the Fund, you incur      by $1,000 = 8.6), then multiply the          ACTUAL ENDING ACCOUNT BALANCE OR
ongoing costs, including management fees     result by the number in the table under      EXPENSES YOU PAID FOR THE PERIOD. YOU
and other Fund expenses. This example is     the heading entitled "Actual Expenses        MAY USE THIS INFORMATION TO COMPARE THE
intended to help you understand your         Paid During Period" to estimate the          ONGOING COSTS OF INVESTING IN THE FUND
ongoing costs (in dollars) of investing      expenses you paid on your account during     AND OTHER FUNDS. TO DO SO, COMPARE THIS
in the Fund and to compare these costs       this period.                                 5% HYPOTHETICAL EXAMPLE WITH THE 5%
with ongoing costs of investing in other                                                  HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
mutual funds. The example is based on an     HYPOTHETICAL EXAMPLE FOR                     SHAREHOLDER REPORTS OF THE OTHER FUNDS.
investment of $1,000 invested at the         COMPARISON PURPOSES
beginning of the period and held for the                                                       Please note that the expenses shown
entire period January 1, 2006, through       The table below also provides                in the table are meant to highlight your
June 30, 2006.                               information about hypothetical account       ongoing costs only. Therefore, the
                                             values and hypothetical expenses based       hypothetical information is useful in
ACTUAL EXPENSES                              on the Fund's actual expense ratio and       comparing ongoing costs only, and will
                                             an assumed rate of return of 5% per year     not help you determine the relative
The table below provides information         before expenses, which is not the Fund's     total costs of owning different funds.
about actual account values and actual       actual return. The Fund's actual
expenses. You may use the information in     cumulative total return after expenses
this table, together with the amount you     for the six months ended June 30, 2006,
invested, to estimate the expenses that      appears in the table on the front of
you paid over the period. Simply             this supplement.

====================================================================================================================================

                                                     ACTUAL                           HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                        BEGINNING          ENDING              EXPENSES         ENDING            EXPENSES         ANNUALIZED
    SHARE             ACCOUNT VALUE     ACCOUNT VALUE        PAID DURING     ACCOUNT VALUE       PAID DURING        EXPENSE
    CLASS               (1/1/06)        (6/30/06)(1)           PERIOD(2)      (6/30/06)           PERIOD(2)          RATIO
Institutional          $1,000.00         $1,066.60              $4.41         $1,020.53            $4.31             0.86%


(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June
     30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended June 30, 2006, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
====================================================================================================================================


AIMinvestments.com    SCG-INS-2    A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)


                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS & OTHER
  EQUITY INTERESTS-98.51%

AEROSPACE & DEFENSE-1.46%

Ceradyne, Inc.(a)(b)                               294,445   $   14,572,083
---------------------------------------------------------------------------
United Industrial Corp.                            252,372       11,419,833
===========================================================================
                                                                 25,991,916
===========================================================================

AGRICULTURAL PRODUCTS-0.55%

Delta and Pine Land Co.(a)                         332,349        9,771,061
===========================================================================

AIR FREIGHT & LOGISTICS-1.41%

Forward Air Corp.                                  369,537       15,051,242
---------------------------------------------------------------------------
Hub Group, Inc.-Class A(a)(b)                      407,952       10,007,063
===========================================================================
                                                                 25,058,305
===========================================================================

APPAREL RETAIL-4.02%

Charlotte Russe Holding Inc.(b)                    672,257       16,093,833
---------------------------------------------------------------------------
Children's Place Retail Stores, Inc.
  (The)(a)(b)                                      274,966       16,511,708
---------------------------------------------------------------------------
DSW Inc.-Class A(a)(b)                             311,904       11,359,544
---------------------------------------------------------------------------
Hot Topic, Inc.(a)(b)                            1,057,034       12,166,461
---------------------------------------------------------------------------
Jos. A. Bank Clothiers, Inc.(b)                    307,991        7,379,464
---------------------------------------------------------------------------
New York & Co., Inc.(b)                            825,873        8,068,779
===========================================================================
                                                                 71,579,789
===========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.62%

Warnaco Group, Inc. (The)(b)                       586,697       10,959,500
===========================================================================

APPLICATION SOFTWARE-4.41%

ANSYS, Inc.(a)(b)                                  311,839       14,912,141
---------------------------------------------------------------------------
Blackboard Inc.(b)                                 567,573       16,436,914
---------------------------------------------------------------------------
Epicor Software Corp.(b)                           817,976        8,613,287
---------------------------------------------------------------------------
Informatica Corp.(b)                               924,028       12,160,208
---------------------------------------------------------------------------
Kronos Inc.(b)                                     358,869       12,994,647
---------------------------------------------------------------------------
MicroStrategy Inc.-Class A(b)                      137,907       13,448,691
===========================================================================
                                                                 78,565,888
===========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.80%

Affiliated Managers Group, Inc.(a)(b)              163,742       14,227,542
===========================================================================

BIOTECHNOLOGY-2.92%

Alkermes, Inc.(a)(b)                               565,513       10,699,506
---------------------------------------------------------------------------
CV Therapeutics, Inc.(a)(b)                        323,022        4,512,617
---------------------------------------------------------------------------
Encysive Pharmaceuticals Inc.(a)(b)                619,959        4,296,316
---------------------------------------------------------------------------
Human Genome Sciences, Inc.(a)(b)                  617,914        6,611,680
---------------------------------------------------------------------------
Myogen, Inc.(b)                                    202,136        5,861,944
---------------------------------------------------------------------------

                                                 SHARES          VALUE
---------------------------------------------------------------------------

BIOTECHNOLOGY-(CONTINUED)

Myriad Genetics, Inc.(a)(b)                        429,776   $   10,851,844
---------------------------------------------------------------------------
United Therapeutics Corp.(a)(b)                    159,628        9,221,710
===========================================================================
                                                                 52,055,617
===========================================================================

CATALOG RETAIL-0.94%

Coldwater Creek Inc.(a)(b)                         626,702       16,770,546
===========================================================================

COMMUNICATIONS EQUIPMENT-3.63%

F5 Networks, Inc.(a)(b)                            289,479       15,481,337
---------------------------------------------------------------------------
NETGEAR, Inc.(a)(b)                                606,594       13,132,760
---------------------------------------------------------------------------
NICE Systems Ltd.-ADR (Israel)(b)                  600,766       16,905,555
---------------------------------------------------------------------------
Polycom, Inc.(a)(b)                                874,789       19,175,375
===========================================================================
                                                                 64,695,027
===========================================================================

COMPUTER STORAGE & PERIPHERALS-0.97%

Emulex Corp.(b)                                  1,065,723       17,339,313
===========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.76%

JLG Industries, Inc.                               603,940       13,588,650
===========================================================================

CONSTRUCTION MATERIALS-0.94%

Eagle Materials Inc.                               350,923       16,668,843
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.94%

Euronet Worldwide, Inc.(a)(b)                      620,809       23,820,441
---------------------------------------------------------------------------
Global Payments Inc.                               221,171       10,737,852
===========================================================================
                                                                 34,558,293
===========================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-2.69%

Advisory Board Co. (The)(a)(b)                     309,960       14,905,976
---------------------------------------------------------------------------
CoStar Group Inc.(a)(b)                            309,276       18,503,983
---------------------------------------------------------------------------
Pike Electric Corp.(b)                             754,025       14,522,522
===========================================================================
                                                                 47,932,481
===========================================================================

DRUG RETAIL-0.79%

Longs Drug Stores Corp.                            309,176       14,104,609
===========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-3.66%

Acuity Brands, Inc.                                341,980       13,306,442
---------------------------------------------------------------------------
General Cable Corp.(b)                             442,485       15,486,975
---------------------------------------------------------------------------
Regal-Beloit Corp.                                 306,631       13,537,759
---------------------------------------------------------------------------
Thomas & Betts Corp.(b)                            445,162       22,836,810
===========================================================================
                                                                 65,167,986
===========================================================================


                                                 SHARES          VALUE
---------------------------------------------------------------------------

ELECTRONIC EQUIPMENT MANUFACTURERS-2.48%

Aeroflex Inc.(b)                                 1,160,000   $   13,537,200
---------------------------------------------------------------------------
Cogent Inc.(a)(b)                                  524,632        7,906,204
---------------------------------------------------------------------------
Coherent, Inc.(b)                                  416,462       14,047,263
---------------------------------------------------------------------------
Orbotech, Ltd. (Israel)(b)                         374,500        8,587,285
===========================================================================
                                                                 44,077,952
===========================================================================

ELECTRONIC MANUFACTURING SERVICES-0.94%

Trimble Navigation Ltd.(a)(b)                      375,530       16,763,659
===========================================================================

FOOD DISTRIBUTORS-0.77%

Performance Food Group Co.(b)                      450,184       13,676,590
===========================================================================

HEALTH CARE EQUIPMENT-4.40%

American Medical Systems Holdings, Inc.(a)(b)      767,385       12,776,960
---------------------------------------------------------------------------
Cyberonics, Inc.(a)(b)                             373,560        7,964,299
---------------------------------------------------------------------------
Integra LifeSciences Holdings(a)(b)                358,749       13,923,049
---------------------------------------------------------------------------
Mentor Corp.(a)                                    351,274       15,280,419
---------------------------------------------------------------------------
NuVasive, Inc.(a)(b)                               811,217       14,788,486
---------------------------------------------------------------------------
Palomar Medical Technologies, Inc.(a)(b)            45,183        2,061,700
---------------------------------------------------------------------------
Wright Medical Group, Inc.(b)                      549,328       11,497,435
===========================================================================
                                                                 78,292,348
===========================================================================

HEALTH CARE FACILITIES-3.21%

AmSurg Corp.(a)(b)                                 412,538        9,385,239
---------------------------------------------------------------------------
Genesis HealthCare Corp.(b)                        304,242       14,411,944
---------------------------------------------------------------------------
LifePoint Hospitals, Inc.(a)(b)                    392,216       12,601,900
---------------------------------------------------------------------------
VCA Antech, Inc.(a)(b)                             646,974       20,657,880
===========================================================================
                                                                 57,056,963
===========================================================================

HEALTH CARE SERVICES-0.91%

Pediatrix Medical Group, Inc.(b)                   358,644       16,246,573
===========================================================================

HEALTH CARE SUPPLIES-0.80%

Gen-Probe Inc.(a)(b)                               262,447       14,166,889
===========================================================================

HEALTH CARE TECHNOLOGY-2.29%

Allscripts Healthcare Solutions, Inc.(a)(b)        624,114       10,953,201
---------------------------------------------------------------------------
Eclipsys Corp.(b)                                  700,352       12,718,392
---------------------------------------------------------------------------
Merge Technologies Inc.(b)                         232,325        2,859,921
---------------------------------------------------------------------------
Per-Se Technologies, Inc.(a)(b)                    566,212       14,257,218
===========================================================================
                                                                 40,788,732
===========================================================================

HOME ENTERTAINMENT SOFTWARE-0.99%

THQ Inc.(a)(b)                                     818,256       17,674,330
===========================================================================

HOME FURNISHINGS-0.85%

Tempur-Pedic International Inc.(a)(b)            1,113,126       15,038,332
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------


HOTELS, RESORTS & CRUISE LINES-1.59%

Choice Hotels International, Inc.(a)               284,311   $   17,229,247
---------------------------------------------------------------------------
Four Seasons Hotels Inc. (Canada)                  180,364       11,081,564
===========================================================================
                                                                 28,310,811
===========================================================================

HOUSEHOLD PRODUCTS-0.83%

Church & Dwight Co., Inc.(a)                       403,010       14,677,624
===========================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-0.86%

Korn/Ferry International(b)                        784,149       15,361,479
===========================================================================

INDUSTRIAL MACHINERY-1.49%

Actuant Corp.-Class A(a)                           236,394       11,807,881
---------------------------------------------------------------------------
Lincoln Electric Holdings, Inc.                    233,705       14,641,618
===========================================================================
                                                                 26,449,499
===========================================================================

INSURANCE BROKERS-0.68%

Hub International Ltd. (Canada)                    167,112        4,380,006
---------------------------------------------------------------------------
National Financial Partners Corp.(a)               173,207        7,674,802
===========================================================================
                                                                 12,054,808
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.84%

NeuStar, Inc.-Class A(a)(b)                        441,970       14,916,488
===========================================================================

INTERNET SOFTWARE & SERVICES-1.98%

aQuantive, Inc.(a)(b)                              566,730       14,355,271
---------------------------------------------------------------------------
Digitas Inc.(b)                                  1,067,266       12,401,631
---------------------------------------------------------------------------
ValueClick, Inc.(a)(b)                             555,120        8,521,092
===========================================================================
                                                                 35,277,994
===========================================================================

INVESTMENT BANKING & BROKERAGE-0.48%

Greenhill & Co., Inc.(a)                           139,900        8,500,324
===========================================================================

IT CONSULTING & OTHER SERVICES-0.86%

MPS Group, Inc.(b)                               1,015,257       15,289,770
===========================================================================

LEISURE PRODUCTS-1.54%

Marvel Entertainment, Inc.(a)(b)                   627,976       12,559,520
---------------------------------------------------------------------------
RC2 Corp.(b)                                       384,969       14,882,902
===========================================================================
                                                                 27,442,422
===========================================================================

LIFE SCIENCES TOOLS & SERVICES-1.88%

Millipore Corp.(a)(b)                              159,473       10,045,204
---------------------------------------------------------------------------
Nektar Therapeutics(a)(b)                          525,777        9,642,750
---------------------------------------------------------------------------
Varian Inc.(a)(b)                                  333,279       13,834,412
===========================================================================
                                                                 33,522,366
===========================================================================


                                                 SHARES          VALUE
---------------------------------------------------------------------------

MANAGED HEALTH CARE-0.69%

Magellan Health Services, Inc.(b)                  272,309   $   12,338,321
===========================================================================

MARINE-0.70%

Kirby Corp.(b)                                     317,368       12,536,036
===========================================================================

MULTI-LINE INSURANCE-0.64%

HCC Insurance Holdings, Inc.                       387,566       11,409,943
===========================================================================

OFFICE REIT'S-0.58%

BioMed Realty Trust, Inc.                          345,856       10,354,929
===========================================================================

OIL & GAS DRILLING-1.75%

Grey Wolf, Inc.(b)                               1,659,145       12,775,416
---------------------------------------------------------------------------
Unit Corp.(a)(b)                                   322,331       18,337,411
===========================================================================
                                                                 31,112,827
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-4.61%

Core Laboratories N.V. (Netherlands)(b)            234,167       14,293,554
---------------------------------------------------------------------------
FMC Technologies, Inc.(a)(b)                       270,498       18,247,795
---------------------------------------------------------------------------
Hydril(b)                                          238,404       18,719,482
---------------------------------------------------------------------------
Superior Energy Services, Inc.(b)                  380,931       12,913,561
---------------------------------------------------------------------------
Veritas DGC Inc.(b)                                348,435       17,972,277
===========================================================================
                                                                 82,146,669
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.67%

Bill Barrett Corp.(b)                              404,848       11,987,549
---------------------------------------------------------------------------
Encore Acquisition Co.(a)(b)                       489,573       13,135,244
---------------------------------------------------------------------------
Range Resources Corp.                              450,253       12,242,379
---------------------------------------------------------------------------
Whiting Petroleum Corp.(a)(b)                      244,643       10,243,202
===========================================================================
                                                                 47,608,374
===========================================================================

PHARMACEUTICALS-2.37%

Medicines Co. (The)(a)(b)                          482,186        9,426,736
---------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(a)            378,049        9,073,176
---------------------------------------------------------------------------
MGI Pharma, Inc.(a)(b)                             539,825       11,606,237
---------------------------------------------------------------------------
Sciele Pharma, Inc.(a)(b)                          519,519       12,047,646
===========================================================================
                                                                 42,153,795
===========================================================================

PROPERTY & CASUALTY INSURANCE-0.61%

ProAssurance Corp.(a)(b)                           226,504       10,912,963
===========================================================================

REGIONAL BANKS-4.07%

East West Bancorp, Inc.(a)                         460,249       17,448,040
---------------------------------------------------------------------------
PrivateBancorp, Inc.(a)                            245,181       10,152,945
---------------------------------------------------------------------------
SVB Financial Group(a)(b)                          292,934       13,316,780
---------------------------------------------------------------------------
Texas Capital Bancshares, Inc.(b)                  359,955        8,386,951
---------------------------------------------------------------------------
Texas Regional Bancshares, Inc.-Class A(a)         279,961       10,616,121
---------------------------------------------------------------------------

                                                 SHARES          VALUE
---------------------------------------------------------------------------

REGIONAL BANKS-(CONTINUED)

UCBH Holdings, Inc.(a)                             758,255   $   12,541,538
===========================================================================
                                                                 72,462,375
===========================================================================

RESTAURANTS-2.68%

Applebee's International, Inc.(a)                  470,921        9,051,101
---------------------------------------------------------------------------
Jack in the Box Inc.(b)                            357,434       14,011,413
---------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(a)(b)              330,546       12,567,359
---------------------------------------------------------------------------
RARE Hospitality International, Inc.(b)            420,804       12,102,323
===========================================================================
                                                                 47,732,196
===========================================================================

SEMICONDUCTOR EQUIPMENT-2.25%

FormFactor Inc.(a)(b)                              375,127       16,741,918
---------------------------------------------------------------------------
Tessera Technologies Inc.(a)(b)                    458,193       12,600,307
---------------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(b)                                          329,175       10,734,397
===========================================================================
                                                                 40,076,622
===========================================================================

SEMICONDUCTORS-2.38%

Cirrus Logic, Inc.(a)(b)                         1,673,110       13,619,115
---------------------------------------------------------------------------
Microsemi Corp.(a)(b)                              803,286       19,584,113
---------------------------------------------------------------------------
Power Integrations, Inc.(b)                        525,602        9,187,523
===========================================================================
                                                                 42,390,751
===========================================================================

SPECIALIZED CONSUMER SERVICES-1.15%

Jackson Hewitt Tax Service Inc.                    344,432       10,797,943
---------------------------------------------------------------------------
Regis Corp.                                        273,825        9,750,908
===========================================================================
                                                                 20,548,851
===========================================================================

SPECIALTY CHEMICALS-0.28%

Rockwood Holdings Inc.(b)                          219,479        5,050,212
===========================================================================

SPECIALTY STORES-0.85%

Dick's Sporting Goods, Inc.(b)                     383,702       15,194,599
===========================================================================

STEEL-1.02%

Carpenter Technology Corp.                         156,712       18,100,236
===========================================================================

SYSTEMS SOFTWARE-0.79%

MICROS Systems, Inc.(b)                            321,585       14,046,833
===========================================================================

TRADING COMPANIES & DISTRIBUTORS-2.44%

TransDigm Group, Inc.(b)                           386,635        9,259,908
---------------------------------------------------------------------------
United Rentals, Inc.(a)(b)                         422,202       13,502,020
---------------------------------------------------------------------------
WESCO International, Inc.(b)                       298,493       20,596,017
===========================================================================
                                                                 43,357,945
===========================================================================

TRUCKING-1.39%

Swift Transportation Co., Inc.(b)                  778,012       24,709,661
===========================================================================


                                                 SHARES          VALUE
---------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES-1.41%

SBA Communications Corp.-Class A(b)                958,230   $   25,048,132
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,453,665,167)                         1,753,913,589
===========================================================================

MONEY MARKET FUNDS-1.55%

Liquid Assets Portfolio-Institutional
  Class(c)                                      13,842,524       13,842,524
---------------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)        13,842,524       13,842,524
===========================================================================
    Total Money Market Funds (Cost
      $27,685,048)                                               27,685,048
===========================================================================
Total Investments (excluding investments
  purchased with cash collateral from
  securities loaned)-100.06% (Cost
  $1,481,350,215)                                             1,781,598,637
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------


INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS--25.87%

Liquid Assets Portfolio-Institutional
  Class(c)(d)                                  230,282,793   $  230,282,793
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(c)(d)                                  230,282,793      230,282,793
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $460,565,586)                                       460,565,586
===========================================================================
TOTAL INVESTMENTS-125.93%
  (Cost $1,941,915,801)                                       2,242,164,223
===========================================================================
OTHER ASSETS LESS LIABILITIES-(25.93)%                         (461,720,355)
===========================================================================
NET ASSETS-100.00%                                           $1,780,443,868
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
REIT  - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) All or a portion of this security was out on loan at June 30, 2006.
(b) Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $1,453,665,167)*  $1,753,913,589
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $488,250,634)                            488,250,634
============================================================
     Total investments (cost $1,941,915,801)   2,242,164,223
============================================================
Receivables for:
  Investments sold                                 8,130,991
------------------------------------------------------------
  Fund shares sold                                 4,708,207
------------------------------------------------------------
  Dividends                                          637,513
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               141,933
------------------------------------------------------------
Other assets                                          69,398
============================================================
     Total assets                              2,255,852,265
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                          11,794,119
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                248,821
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                      460,565,586
------------------------------------------------------------
Accrued distribution fees                            704,617
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             1,052
------------------------------------------------------------
Accrued transfer agent fees                        1,655,083
------------------------------------------------------------
Accrued operating expenses                           439,119
============================================================
     Total liabilities                           475,408,397
============================================================
Net assets applicable to shares outstanding   $1,780,443,868
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,293,382,250
------------------------------------------------------------
Undistributed net investment income (loss)        (7,319,390)
------------------------------------------------------------
Undistributed net realized gain from
  investment securities                          194,132,586
------------------------------------------------------------
Unrealized appreciation of investment
  securities                                     300,248,422
============================================================
                                              $1,780,443,868
____________________________________________________________
============================================================


NET ASSETS:

Class A                                       $1,159,993,127
____________________________________________________________
============================================================
Class B                                       $  110,840,650
____________________________________________________________
============================================================
Class C                                       $   32,099,250
____________________________________________________________
============================================================
Class R                                       $   24,680,736
____________________________________________________________
============================================================
Investor Class                                $  293,371,360
____________________________________________________________
============================================================
Institutional Class                           $  159,458,745
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           39,611,090
____________________________________________________________
============================================================
Class B                                            4,132,402
____________________________________________________________
============================================================
Class C                                            1,197,429
____________________________________________________________
============================================================
Class R                                              852,267
____________________________________________________________
============================================================
Investor Class                                     9,802,071
____________________________________________________________
============================================================
Institutional Class                                5,323,186
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        29.28
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $29.28 / 94.50%)     $        30.98
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                    $        26.82
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                    $        26.81
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
     share                                    $        28.96
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
     share                                    $        29.93
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                    $        29.96
____________________________________________________________
============================================================

(*) At June 30, 2006, securities with an aggregate value of $456,462,181 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $18,262)         $  1,551,301
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $1,052,454, after
  compensation to counterparties of $6,899,040)                  1,732,221
==========================================================================
     Total investment income                                     3,283,522
==========================================================================


EXPENSES:

Advisory fees                                                    5,615,207
--------------------------------------------------------------------------
Administrative services fees                                       201,332
--------------------------------------------------------------------------
Custodian fees                                                      96,986
--------------------------------------------------------------------------
Distribution fees:

  Class A                                                        1,456,225
--------------------------------------------------------------------------
  Class B                                                          589,616
--------------------------------------------------------------------------
  Class C                                                          164,340
--------------------------------------------------------------------------
  Class R                                                           61,005
--------------------------------------------------------------------------
  Investor Class                                                   175,161
--------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                   1,806,435
--------------------------------------------------------------------------
Transfer agent fees -- Institutional                                54,223
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           30,327
--------------------------------------------------------------------------
Other                                                              307,609
==========================================================================
     Total expenses                                             10,558,466
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                     (44,850)
==========================================================================
     Net expenses                                               10,513,616
==========================================================================
Net investment income (loss)                                    (7,230,094)
==========================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain (loss) from investment securities
  (includes net gains from securities sold to affiliates of
  $9,575,461)                                                  153,989,161
--------------------------------------------------------------------------
Change in net unrealized appreciation (deprecation) of
  investment securities                                        (76,296,246)
==========================================================================
Net gain from investment securities                             77,692,915
==========================================================================
Net increase in net assets resulting from operations          $ 70,462,821
__________________________________________________________________________
==========================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 and the year ended December 31, 2005 (Unaudited)

                                                                 JUNE 30,        DECEMBER 31,
                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (7,230,094)   $  (15,729,923)
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                   153,989,161       290,331,552
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                        (76,296,246)     (156,342,264)
==============================================================================================
    Net increase in net assets resulting from operations          70,462,821       118,259,365
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                 --       (86,769,469)
----------------------------------------------------------------------------------------------
  Class B                                                                 --        (9,754,577)
----------------------------------------------------------------------------------------------
  Class C                                                                 --        (2,590,636)
----------------------------------------------------------------------------------------------
  Class R                                                                 --        (1,612,396)
----------------------------------------------------------------------------------------------
  Institutional Class                                                     --        (7,944,148)
==============================================================================================
    Decrease in net assets resulting from distributions                   --      (108,671,226)
==============================================================================================
Share transactions-net:
  Class A                                                         (7,129,127)     (401,474,084)
----------------------------------------------------------------------------------------------
  Class B                                                        (13,591,701)      (30,876,921)
----------------------------------------------------------------------------------------------
  Class C                                                           (854,315)       (9,375,614)
----------------------------------------------------------------------------------------------
  Class R                                                          2,114,717         1,903,258
----------------------------------------------------------------------------------------------
  Investor Class                                                 305,838,183                --
----------------------------------------------------------------------------------------------
  Institutional Class                                             47,160,401        (7,619,961)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          333,538,158      (447,443,322)
==============================================================================================
    Net increase (decrease) in net assets                        404,000,979      (437,855,183)
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,376,442,889     1,814,298,072
==============================================================================================
  End of period (including undistributed net investment
    income (loss) of $(7,319,390) and $(89,296),
    respectively)                                             $1,780,443,868    $1,376,442,889
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Small Cap Growth Fund (the "Fund") is a series portfolio of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $500 million                                            0.725%
--------------------------------------------------------------------
Next $500 million                                             0.70%
--------------------------------------------------------------------
Next $500 million                                             0.675%
--------------------------------------------------------------------
Over $1.5 billion                                             0.65%
 ___________________________________________________________________
====================================================================


    AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares to 1.50%, 2.25%, 2.25%, 1.75%, 1.50% and 1.25% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
(vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees during the period under this expense limitation

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2006, AIM waived fees of $3,378.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $1,519.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended June 30, 2006, AIM was paid $201,332.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2006, the Fund paid AIS $1,806,435 for Class A, Class B, Class C, Class R and Investor Class shares and $54,223 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2006, the Class A, Class B, Class C, Class R and Investor Class shares paid $1,456,225, $589,616, $164,340, $61,005 and $175,161, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2006, ADI advised the Fund that it retained $15,942 in front-end sales commissions from the sale of Class A shares and $188, $19,909, $1,513 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      06/30/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $14,872,104      $171,144,652      $(172,174,232)        $   --         $13,842,524     $339,001       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class                    --        14,800,389           (957,865)            --          13,842,524        5,767           --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            14,872,104       169,647,517       (184,519,621)            --                  --      334,999           --
==================================================================================================================================
  Subtotal        $29,744,208      $355,592,558      $(357,651,718)        $   --         $27,685,048     $679,767       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      06/30/06        INCOME*      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class          $156,672,058      $236,172,070      $(162,561,335)        $   --        $230,282,793     $  525,048      $   --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class           156,672,059       236,172,070       (162,561,336)            --         230,282,793        527,406          --
===================================================================================================================================
  Subtotal       $313,344,117      $472,344,140      $(325,122,671)        $   --        $460,565,586     $1,052,454      $   --
===================================================================================================================================
  Total          $343,088,325      $827,936,698      $(682,774,389)        $   --        $488,250,634     $1,732,221      $   --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2006, the Fund engaged in securities sales of $43,067,764, which resulted in net realized gains of $9,575,461 and securities purchases of $33,664,875.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $39,953.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2006, the Fund paid legal fees of $4,196 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At June 30, 2006, securities with an aggregate value of $456,462,181 were on loan to brokers. The loans were secured by cash collateral of $460,565,586 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2006, the Fund received dividends on cash collateral investments of $1,052,454 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2005. The effects on the capital loss carryforward of the reorganization of the AIM Small Company Growth Fund into the Fund on April 10, 2006 will be reflected at the Fund's fiscal year end.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2006 was $542,294,272 and $475,531,257, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $373,137,052
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (73,123,874)
==============================================================================
Net unrealized appreciation of investment securities             $300,013,178
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,942,151,045.

NOTE 11--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

  Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about month-end which is at least eight years after the date of purchase.

  Effective as of the close of business on March 18, 2002, the Fund's shares were offered on a limited basis to certain investors.

                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                   JUNE 30, 2006(A)              DECEMBER 31, 2005
                                                              --------------------------    ----------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      7,829,304    $236,111,586     13,071,703    $ 361,557,154
------------------------------------------------------------------------------------------------------------------------
  Class B                                                         67,281       1,820,388        145,164        3,737,448
------------------------------------------------------------------------------------------------------------------------
  Class C                                                         88,372       2,405,292        146,396        3,767,502
------------------------------------------------------------------------------------------------------------------------
  Class R                                                        245,274       7,214,444        307,557        8,501,766
------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                              582,197      18,164,769             --               --
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          1,330,766      40,816,194      3,420,312       99,237,193
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --      3,080,384       85,418,778
------------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --        360,968        9,204,439
------------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --         95,699        2,437,919
------------------------------------------------------------------------------------------------------------------------
  Class R                                                             --              --         58,737        1,612,329
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --              --        280,530        7,939,002
========================================================================================================================
Issued in connection with acquisitions:(c)
  Class A                                                        590,229      18,025,191             --               --
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        159,036       4,454,101             --               --
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        115,052       3,219,750             --               --
------------------------------------------------------------------------------------------------------------------------
  Class R                                                            388          11,711             --               --
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                              11,513,233     359,268,241             --               --
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          1,027,027      32,051,660             --               --
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         94,791       2,808,807        188,954        5,204,048
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (103,343)     (2,808,807)      (203,490)      (5,204,048)
========================================================================================================================
Reacquired:
  Class A                                                     (8,884,031)   (264,074,711)   (30,684,119)    (853,654,064)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (629,621)    (17,057,383)    (1,497,843)     (38,614,760)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (238,167)     (6,479,357)      (608,047)     (15,581,035)
------------------------------------------------------------------------------------------------------------------------
  Class R                                                       (174,715)     (5,111,438)      (299,958)      (8,210,837)
------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                           (2,293,359)    (71,594,827)            --               --
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (845,948)    (25,707,453)    (3,933,412)    (114,796,156)
========================================================================================================================
                                                              10,473,766    $333,538,158    (16,070,465)   $(447,443,322)
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There are two entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 13% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Investor Class shares commenced sales on April 7, 2006.
(c) As of the open of business on April 10, 2006, the Fund acquired all the net assets of AIM Small Company Growth Fund pursuant to a plan of reorganization approved by the Trustees of the Fund November 14, 2005 and by the shareholders of AIM Small Company Growth Fund on February 28, 2006. The acquisition was accomplished by a tax free exchange of 13,404,965 shares of the Fund for 28,265,285 shares of AIM Small Company Growth Fund shares outstanding as of the close of business on April 7, 2006. AIM Small Company Growth Fund's net assets at that date of $417,030,654 including $68,480,152 of unrealized appreciation. The aggregate net assets of the Fund immediately before the acquisition were $1,468,437,474.

AIM SMALL CAP GROWTH FUND

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, of the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 CLASS A
                                          -------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                                YEAR ENDED DECEMBER 31,
                                           JUNE 30,        --------------------------------------------------------------------
                                             2006             2005          2004          2003            2002           2001
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $   27.51        $    27.46    $    25.71    $    18.47       $  25.67       $  29.81
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.13)(a)         (0.31)        (0.32)        (0.21)(a)      (0.19)(a)      (0.18)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   1.90              2.61          2.07          7.45          (7.01)         (3.93)
===============================================================================================================================
    Total from investment operations           1.77              2.30          1.75          7.24          (7.20)         (4.11)
===============================================================================================================================
Less distributions from net realized
  gains                                          --             (2.25)           --            --             --          (0.03)
===============================================================================================================================
Net asset value, end of period            $   29.28        $    27.51    $    27.46    $    25.71       $  18.47       $  25.67
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                6.43%             8.32%         6.81%        39.20%        (28.05)%       (13.79)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $1,159,993       $1,099,696    $1,491,940    $1,602,724       $790,700       $679,104
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                             1.27%(c)          1.45%         1.40%         1.27%          1.35%          1.31%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                             1.27%(c)          1.50%         1.51%         1.37%          1.43%          1.39%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (0.86)%(c)        (0.95)%       (1.12)%       (0.98)%        (0.91)%        (0.70)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(d)                       32%               41%           69%           32%            22%            37%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,174,634,682.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM SMALL CAP GROWTH FUND

                                                                               CLASS B
                                          ----------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                               YEAR ENDED DECEMBER 31,
                                           JUNE 30,        -----------------------------------------------------------------
                                             2006            2005        2004           2003           2002           2001
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  25.29        $  25.61    $  24.15       $  17.49       $  24.48       $  28.64
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.22)(a)       (0.47)      (0.52)         (0.35)(a)      (0.33)(a)      (0.35)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   1.75            2.40        1.98           7.01          (6.66)         (3.78)
============================================================================================================================
    Total from investment operations           1.53            1.93        1.46           6.66          (6.99)         (4.13)
============================================================================================================================
Less distributions from net realized
  gains                                          --           (2.25)         --             --             --          (0.03)
============================================================================================================================
Net asset value, end of period             $  26.82        $  25.29    $  25.61       $  24.15       $  17.49       $  24.48
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                6.05%           7.47%       6.05%         38.08%        (28.55)%       (14.42)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $110,841        $117,307    $149,400       $182,700       $152,577       $212,958
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets        2.02%(c)        2.20%       2.15%(d)       2.02%          2.08%          2.03%(d)
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (1.61)%(c)      (1.70)%     (1.87)%        (1.73)%        (1.64)%        (1.43)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(e)                       32%             41%         69%            32%            22%            37%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $118,900,379.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements for 2004 and 2001 was 2.16% and 2.04%, respectively.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                             CLASS C
                                          -----------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                            YEAR ENDED DECEMBER 31,
                                           JUNE 30,        ------------------------------------------------------------
                                             2006           2005       2004          2003          2002          2001
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $ 25.27         $ 25.60    $ 24.14       $ 17.48       $ 24.47       $ 28.63
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.22)(a)       (0.47)     (0.52)        (0.35)(a)     (0.33)(a)     (0.35)(a)
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  1.76            2.39       1.98          7.01         (6.66)        (3.78)
=======================================================================================================================
    Total from investment operations          1.54            1.92       1.46          6.66         (6.99)        (4.13)
=======================================================================================================================
Less distributions from net realized
  gains                                         --           (2.25)        --            --            --         (0.03)
=======================================================================================================================
Net asset value, end of period             $ 26.81         $ 25.27    $ 25.60       $ 24.14       $ 17.48       $ 24.47
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                               6.10%           7.44%      6.05%        38.10%       (28.57)%      (14.43)%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $32,099         $31,141    $40,904       $50,031       $41,693       $46,833
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets       2.02%(c)        2.20%      2.15%(d)      2.02%         2.08%         2.03%(d)
=======================================================================================================================
Ratio of net investment income (loss) to
  average net assets                         (1.61)%(c)      (1.70)%    (1.87)%       (1.73)%       (1.64)%       (1.43)%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate(e)                      32%             41%        69%           32%           22%           37%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $33,140,431.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements for 2004 and 2001 was 2.16% and 2.04%, respectively.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM SMALL CAP GROWTH FUND

                                                                                           CLASS R
                                                             --------------------------------------------------------------------
                                                                                                                    JUNE 3, 2002
                                                             SIX MONTHS                                              (DATE SALES
                                                               ENDED              YEAR ENDED DECEMBER 31,           COMMENCED) TO
                                                              JUNE 30,        -------------------------------       DECEMBER 31,
                                                                2006           2005       2004          2003            2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 27.23         $ 27.28    $ 25.61       $18.44          $ 22.64
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.16)(a)       (0.30)     (0.27)       (0.28)(a)        (0.13)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.89            2.50       1.94         7.45            (4.07)
=================================================================================================================================
    Total from investment operations                             1.73            2.20       1.67         7.17            (4.20)
=================================================================================================================================
Less distributions from net realized gains                         --           (2.25)        --           --               --
=================================================================================================================================
Net asset value, end of period                                $ 28.96         $ 27.23    $ 27.28       $25.61          $ 18.44
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                  6.35%           8.01%      6.52%       38.88%          (18.55)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $24,681         $21,276    $19,506       $9,029          $ 1,301
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                          1.52%(c)        1.70%      1.65%(d)     1.52%            1.61%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.11)%(c)      (1.20)%    (1.37)%      (1.23)%          (1.17)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                         32%             41%        69%          32%              22%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $24,604,114.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.66%.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                INVESTOR CLASS
                                                                --------------
                                                                APRIL 7, 2006
                                                                 (DATE SALES
                                                                  COMMENCED)
                                                                 TO JUNE 30,
                                                                     2006
------------------------------------------------------------------------------
Net asset value, beginning of period                               $  31.20
------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.06)(a)
------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                       (1.21)
==============================================================================
    Total from investment operations                                  (1.27)
==============================================================================
Net asset value, end of period                                     $  29.93
______________________________________________________________________________
==============================================================================
Total return(b)                                                       (4.07)%
______________________________________________________________________________
==============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $293,371
______________________________________________________________________________
==============================================================================
Ratio of expenses to average net assets                                1.28%(c)
==============================================================================
Ratio of net investment income (loss) to average net assets           (0.87)%(c)
______________________________________________________________________________
==============================================================================
Portfolio turnover rate(d)                                               32%
______________________________________________________________________________
==============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $311,871,368.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM SMALL CAP GROWTH FUND

                                                                                   INSTITUTIONAL CLASS
                                                        -------------------------------------------------------------------------
                                                                                                                   MARCH 15, 2002
                                                        SIX MONTHS                                                  (DATE SALES
                                                          ENDED                YEAR ENDED DECEMBER 31,             COMMENCED) TO
                                                         JUNE 30,        -----------------------------------        DECEMBER 31,
                                                           2006            2005        2004           2003              2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  28.08        $  27.83    $  25.91       $  18.53          $  24.61
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                              (0.07)(a)       (0.11)      (0.16)         (0.12)(a)         (0.07)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              1.95            2.61        2.08           7.50             (6.01)
=================================================================================================================================
    Total from investment operations                         1.88            2.50        1.92           7.38             (6.08)
=================================================================================================================================
Less distributions from net realized gains                     --           (2.25)         --             --                --
=================================================================================================================================
Net asset value, end of period                           $  29.96        $  28.08    $  27.83       $  25.91          $  18.53
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                              6.70%           8.93%       7.41%         39.83%           (24.71)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $159,459        $107,023    $112,547       $108,116          $  2,866
=================================================================================================================================
Ratio of expenses to average net assets                      0.86%(c)        0.84%       0.85%(d)       0.80%             0.89%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                    (0.45)%(c)      (0.35)%     (0.57)%        (0.51)%           (0.45)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                     32%             41%         69%            32%               22%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $134,120,541.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.86%.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

     DOMESTIC EQUITY                               SECTOR EQUITY                             AIM ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund        AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                           AIM Growth Allocation Fund
AIM Capital Development Fund                 AIM Financial Services Fund               AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund               AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund               AIM Moderately Conservative Allocation Fund
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund
AIM Dynamics Fund                            AIM Leisure Fund
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund                           DIVERSIFIED PORTFOLIOS
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)
AIM Mid Cap Basic Value Fund                 AIM Technology Fund                       AIM Income Allocation Fund
AIM Mid Cap Core Equity Fund(1)              AIM Utilities Fund                        AIM International Allocation Fund
AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund                         FIXED INCOME
AIM S&P 500 Index Fund
AIM Select Equity Fund                       TAXABLE
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund                    AIM Enhanced Short Bond Fund
AIM Structured Core Fund                     AIM Floating Rate Fund
AIM Structured Growth Fund                   AIM High Yield Fund
AIM Structured Value Fund                    AIM Income Fund
AIM Summit Fund                              AIM Intermediate Government Fund
AIM Trimark Endeavor Fund                    AIM International Bond Fund
AIM Trimark Small Companies Fund             AIM Limited Maturity Treasury Fund
                                             AIM Money Market Fund
                                             AIM Short Term Bond Fund
     INTERNATIONAL/GLOBAL EQUITY             AIM Total Return Bond Fund
                                             Premier Portfolio
AIM Asia Pacific Growth Fund                 Premier U.S. Government Money
AIM China Fund                               Portfolio
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund(1)           TAX-FREE
AIM Global Aggressive Growth Fund
AIM Global Equity Fund                       AIM High Income Municipal Fund(1)
AIM Global Growth Fund                       AIM Municipal Bond Fund
AIM Global Value Fund                        AIM Tax-Exempt Cash Fund
AIM Japan Fund                               AIM Tax-Free Intermediate Fund
AIM International Core Equity Fund           Premier Tax-Exempt Portfolio
AIM International Growth Fund
AIM International Small Company Fund(1)      ================================================================================
AIM Trimark Fund                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
                                             FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                             FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                             ================================================================================

*Domestic equity and income fund

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

     If used after October 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $414 billion in assets under management. Data as of June 30, 2006.




AIMinvestments.com                 SCG-SAR-1           A I M Distributors, Inc.

                              YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
--------------------------------------------------------------------------------
Mutual   Retirement    Annuities   College    Separately   Offshore   Cash                [AIM INVESTMENTS LOGO APPEARS HERE]
Funds    Products                  Savings    Managed      Products   Management               --Registered Trademark--
                                   Plans      Accounts
--------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

     There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of June 19, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 19, 2006, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a) (1) Not applicable.

12(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Growth Series


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 5, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 5, 2006


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: September 5, 2006

                                  EXHIBIT INDEX

12(a) (1) Not applicable.

12(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.